UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07455
Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Sep 30
Date of reporting period:
September 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Global Infrastructure Fund
Class A / PGUAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class A / PGUAX	$142	1.25%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 27.54%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76%, the FTSE Developed Core Infrastructure 50/50 Index (net), which serves as the style-specific index, returned 28.18% and the Virtus Global Infrastructure Linked Benchmark, returned 28.18%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. Performance of the Virtus Global Infrastructure Linked Benchmark between September 1, 2008 and September 30, 2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in transportation, communications, and utilities contributed to the Fund’s performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Negative stock selection in energy combined with negative sector allocation detracted from performance. The sectors with the largest negative impact were an overweight to transportation, which underperformed the benchmark, and an underweight to utilities, which outperformed the benchmark. The biggest contributors to performance for the 12-month period were NextEra Energy, Aena SME SA, American Tower, Targa Resources, and The Southern Company. The biggest detractors from performance during the period were Dominion Energy, Xcel Energy, Grupo Aeroportuario Del Centro, Atlas Arteria, and CSX Corp. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Easing interest rates	Positive	Wireless tower companies and utilities benefitted from the Federal Reserve’s (the Fed’s) decision to lower interest rates in response to improved inflation reports and cooling employment.
Artificial intelligence driving demand for power	Positive	Power-hungry data center projects drove the first uptick in electricity demand in decades. This served as a tailwind for utilities and natural gas midstream infrastructure companies.
Mixed operating metrics at a North American railroad	Negative	Freight volumes and profit margins lagged early in the fiscal year despite the railroad’s improvement in service levels.
Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. and hurricanes continued to cause concerns around the level of liability that utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at NAV(1)	27.54%	4.32%	5.47%
Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at POP(2),(3)	20.52%	3.15%	4.87%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE Developed Core Infrastructure 50/50 Index (net)	28.18%	4.85%	6.29%
Virtus Global Infrastructure Linked Benchmark	28.18%	4.85%	5.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$149,724
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$831
Portfolio turnover rate as of the end of the reporting period	63%
Asset Allocation(1)
Utilities	48%
Industrials	28%
Energy	14%
Real Estate	7%
Communication Services	2%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Global Infrastructure Fund
Class C / PGUCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class C / PGUCX	$229	2.02%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 26.56%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76%, the FTSE Developed Core Infrastructure 50/50 Index (net), which serves as the style-specific index, returned 28.18% and the Virtus Global Infrastructure Linked Benchmark, returned 28.18%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. Performance of the Virtus Global Infrastructure Linked Benchmark between September 1, 2008 and September 30, 2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in transportation, communications, and utilities contributed to the Fund’s performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Negative stock selection in energy combined with negative sector allocation detracted from performance. The sectors with the largest negative impact were an overweight to transportation, which underperformed the benchmark, and an underweight to utilities, which outperformed the benchmark. The biggest contributors to performance for the 12-month period were NextEra Energy, Aena SME SA, American Tower, Targa Resources, and The Southern Company. The biggest detractors from performance during the period were Dominion Energy, Xcel Energy, Grupo Aeroportuario Del Centro, Atlas Arteria, and CSX Corp. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Easing interest rates	Positive	Wireless tower companies and utilities benefitted from the Federal Reserve’s (the Fed’s) decision to lower interest rates in response to improved inflation reports and cooling employment.
Artificial intelligence driving demand for power	Positive	Power-hungry data center projects drove the first uptick in electricity demand in decades. This served as a tailwind for utilities and natural gas midstream infrastructure companies.
Mixed operating metrics at a North American railroad	Negative	Freight volumes and profit margins lagged early in the fiscal year despite the railroad’s improvement in service levels.
Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. and hurricanes continued to cause concerns around the level of liability that utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class C/PGUCX) at NAV(1) and with CDSC(2)	26.56%	3.52%	4.67%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE Developed Core Infrastructure 50/50 Index (net)	28.18%	4.85%	6.29%
Virtus Global Infrastructure Linked Benchmark	28.18%	4.85%	5.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$149,724
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$831
Portfolio turnover rate as of the end of the reporting period	63%
Asset Allocation(1)
Utilities	48%
Industrials	28%
Energy	14%
Real Estate	7%
Communication Services	2%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Global Infrastructure Fund
Class I / PGIUX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class I / PGIUX	$112	0.98%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 27.99%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76%, the FTSE Developed Core Infrastructure 50/50 Index (net), which serves as the style-specific index, returned 28.18% and the Virtus Global Infrastructure Linked Benchmark, returned 28.18%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. Performance of the Virtus Global Infrastructure Linked Benchmark between September 1, 2008 and September 30, 2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in transportation, communications, and utilities contributed to the Fund’s performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Negative stock selection in energy combined with negative sector allocation detracted from performance. The sectors with the largest negative impact were an overweight to transportation, which underperformed the benchmark, and an underweight to utilities, which outperformed the benchmark. The biggest contributors to performance for the 12-month period were NextEra Energy, Aena SME SA, American Tower, Targa Resources, and The Southern Company. The biggest detractors from performance during the period were Dominion Energy, Xcel Energy, Grupo Aeroportuario Del Centro, Atlas Arteria, and CSX Corp. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Easing interest rates	Positive	Wireless tower companies and utilities benefitted from the Federal Reserve’s (the Fed’s) decision to lower interest rates in response to improved inflation reports and cooling employment.
Artificial intelligence driving demand for power	Positive	Power-hungry data center projects drove the first uptick in electricity demand in decades. This served as a tailwind for utilities and natural gas midstream infrastructure companies.
Mixed operating metrics at a North American railroad	Negative	Freight volumes and profit margins lagged early in the fiscal year despite the railroad’s improvement in service levels.
Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. and hurricanes continued to cause concerns around the level of liability that utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class I/PGIUX) at NAV(1)	27.99%	4.59%	5.74%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE Developed Core Infrastructure 50/50 Index (net)	28.18%	4.85%	6.29%
Virtus Global Infrastructure Linked Benchmark	28.18%	4.85%	5.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$149,724
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$831
Portfolio turnover rate as of the end of the reporting period	63%
Asset Allocation(1)
Utilities	48%
Industrials	28%
Energy	14%
Real Estate	7%
Communication Services	2%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Global Infrastructure Fund
Class R6 / VGIRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class R6 / VGIRX	$97	0.85%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 28.13%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76%, the FTSE Developed Core Infrastructure 50/50 Index (net), which serves as the style-specific index, returned 28.18% and the Virtus Global Infrastructure Linked Benchmark, returned 28.18%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. Performance of the Virtus Global Infrastructure Linked Benchmark between September 1, 2008 and September 30, 2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive stock selection in transportation, communications, and utilities contributed to the Fund’s performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Negative stock selection in energy combined with negative sector allocation detracted from performance. The sectors with the largest negative impact were an overweight to transportation, which underperformed the benchmark, and an underweight to utilities, which outperformed the benchmark. The biggest contributors to performance for the 12-month period were NextEra Energy, Aena SME SA, American Tower, Targa Resources, and The Southern Company. The biggest detractors from performance during the period were Dominion Energy, Xcel Energy, Grupo Aeroportuario Del Centro, Atlas Arteria, and CSX Corp. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Easing interest rates	Positive	Wireless tower companies and utilities benefitted from the Federal Reserve’s (the Fed’s) decision to lower interest rates in response to improved inflation reports and cooling employment.
Artificial intelligence driving demand for power	Positive	Power-hungry data center projects drove the first uptick in electricity demand in decades. This served as a tailwind for utilities and natural gas midstream infrastructure companies.
Mixed operating metrics at a North American railroad	Negative	Freight volumes and profit margins lagged early in the fiscal year despite the railroad’s improvement in service levels.
Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. and hurricanes continued to cause concerns around the level of liability that utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Global Infrastructure Fund (Class R6/VGIRX) at NAV(1)	28.13%	4.77%	6.10%
MSCI All Country World Index (net)	31.76%	12.19%	8.95%
FTSE Developed Core Infrastructure 50/50 Index (net)	28.18%	4.85%	6.03%
Virtus Global Infrastructure Linked Benchmark	28.18%	4.85%	6.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$149,724
Total number of portfolio holdings	48
Total advisory fee paid (‘000s)	$831
Portfolio turnover rate as of the end of the reporting period	63%
Asset Allocation(1)
Utilities	48%
Industrials	28%
Energy	14%
Real Estate	7%
Communication Services	2%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Global Real Estate Securities Fund
Class A / VGSAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class A / VGSAX	$162	1.40%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 31.24%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76% and the FTSE EPRA Nareit Developed Index (net), which serves as the style-specific index, returned 28.86%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE EPRA Nareit Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection, as well as country and property sector allocation, contributed to the Fund’s outperformance relative to the FTSE Epra Nareit Developed Index (net), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Canada. On a property sector basis, stock selection and an overweight to health care was the largest contributor, followed by stock selection and an overweight to data centers. Underweight exposures to Switzerland and Germany detracted from performance. Stock selection within the diversified property sector and underweight exposure to the retail property sector also detracted from performance. The biggest contributors to performance for the 12-month period were Welltower, Ventas, American Tower, Scentre Group, and Brixmor Property Group. The biggest detractors from performance during the period were Extra Space Storage, Healthpeak Properties, Realty Income, Vici Properties, and UDR. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	Welltower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the U.S. and the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

Ventas	Positive	Ventas’ shares significantly outperformed the Fund’s style specific benchmark and positively contributed to performance within the U.S. and the healthcare property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

Healthpeak Properties	Negative	Fund positioning in Healthpeak Properties detracted from performance. The Fund reduced its exposure to Healthpeak Properties during the period, and the shares subsequently delivered positive performance as the company successfully executed property sales and commenced a share buyback.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at NAV(1)	31.24%	4.07%	6.60%
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at POP(2),(3)	24.02%	2.90%	6.00%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE EPRA Nareit Developed Index (net)	28.86%	1.39%	4.06%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$404,543
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,466
Portfolio turnover rate as of the end of the reporting period	45%
Asset Allocation(1)
Industrial/Office REITS	20%
Retail REITS	17%
Residential REITS	15%
Health Care REITS	11%
Data Centers REITS	9%
Self Storage REITS	8%
Real Estate Operating Companies	6%
Other REITS	14%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Global Real Estate Securities Fund
Class C / VGSCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class C / VGSCX	$248	2.15%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 30.23%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76% and the FTSE EPRA Nareit Developed Index (net), which serves as the style-specific index, returned 28.86%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE EPRA Nareit Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection, as well as country and property sector allocation, contributed to the Fund’s outperformance relative to the FTSE Epra Nareit Developed Index (net), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Canada. On a property sector basis, stock selection and an overweight to health care was the largest contributor, followed by stock selection and an overweight to data centers. Underweight exposures to Switzerland and Germany detracted from performance. Stock selection within the diversified property sector and underweight exposure to the retail property sector also detracted from performance. The biggest contributors to performance for the 12-month period were Welltower, Ventas, American Tower, Scentre Group, and Brixmor Property Group. The biggest detractors from performance during the period were Extra Space Storage, Healthpeak Properties, Realty Income, Vici Properties, and UDR. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	Welltower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the U.S. and the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

Ventas	Positive	Ventas’ shares significantly outperformed the Fund’s style specific benchmark and positively contributed to performance within the U.S. and the healthcare property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

Healthpeak Properties	Negative	Fund positioning in Healthpeak Properties detracted from performance. The Fund reduced its exposure to Healthpeak Properties during the period, and the shares subsequently delivered positive performance as the company successfully executed property sales and commenced a share buyback.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class C/VGSCX) at NAV(1) and with CDSC(2)	30.23%	3.29%	5.80%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE EPRA Nareit Developed Index (net)	28.86%	1.39%	4.06%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$404,543
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,466
Portfolio turnover rate as of the end of the reporting period	45%
Asset Allocation(1)
Industrial/Office REITS	20%
Retail REITS	17%
Residential REITS	15%
Health Care REITS	11%
Data Centers REITS	9%
Self Storage REITS	8%
Real Estate Operating Companies	6%
Other REITS	14%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Global Real Estate Securities Fund
Class I / VGISX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class I / VGISX	$133	1.15%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 31.55%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76% and the FTSE EPRA Nareit Developed Index (net), which serves as the style-specific index, returned 28.86%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE EPRA Nareit Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection, as well as country and property sector allocation, contributed to the Fund’s outperformance relative to the FTSE Epra Nareit Developed Index (net), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Canada. On a property sector basis, stock selection and an overweight to health care was the largest contributor, followed by stock selection and an overweight to data centers. Underweight exposures to Switzerland and Germany detracted from performance. Stock selection within the diversified property sector and underweight exposure to the retail property sector also detracted from performance. The biggest contributors to performance for the 12-month period were Welltower, Ventas, American Tower, Scentre Group, and Brixmor Property Group. The biggest detractors from performance during the period were Extra Space Storage, Healthpeak Properties, Realty Income, Vici Properties, and UDR. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	Welltower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the U.S. and the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

Ventas	Positive	Ventas’ shares significantly outperformed the Fund’s style specific benchmark and positively contributed to performance within the U.S. and the healthcare property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

Healthpeak Properties	Negative	Fund positioning in Healthpeak Properties detracted from performance. The Fund reduced its exposure to Healthpeak Properties during the period, and the shares subsequently delivered positive performance as the company successfully executed property sales and commenced a share buyback.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class I/VGISX) at NAV(1)	31.55%	4.33%	6.87%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
FTSE EPRA Nareit Developed Index (net)	28.86%	1.39%	4.06%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$404,543
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,466
Portfolio turnover rate as of the end of the reporting period	45%
Asset Allocation(1)
Industrial/Office REITS	20%
Retail REITS	17%
Residential REITS	15%
Health Care REITS	11%
Data Centers REITS	9%
Self Storage REITS	8%
Real Estate Operating Companies	6%
Other REITS	14%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Global Real Estate Securities Fund
Class R6 / VRGEX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 / VRGEX	$103	0.89%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 31.89%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76% and the FTSE EPRA Nareit Developed Index (net), which serves as the style-specific index, returned 28.86%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE EPRA Nareit Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection, as well as country and property sector allocation, contributed to the Fund’s outperformance relative to the FTSE Epra Nareit Developed Index (net), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Canada. On a property sector basis, stock selection and an overweight to health care was the largest contributor, followed by stock selection and an overweight to data centers. Underweight exposures to Switzerland and Germany detracted from performance. Stock selection within the diversified property sector and underweight exposure to the retail property sector also detracted from performance. The biggest contributors to performance for the 12-month period were Welltower, Ventas, American Tower, Scentre Group, and Brixmor Property Group. The biggest detractors from performance during the period were Extra Space Storage, Healthpeak Properties, Realty Income, Vici Properties, and UDR. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	Welltower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the U.S. and the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

Ventas	Positive	Ventas’ shares significantly outperformed the Fund’s style specific benchmark and positively contributed to performance within the U.S. and the healthcare property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and rate growth.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

Healthpeak Properties	Negative	Fund positioning in Healthpeak Properties detracted from performance. The Fund reduced its exposure to Healthpeak Properties during the period, and the shares subsequently delivered positive performance as the company successfully executed property sales and commenced a share buyback.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Global Real Estate Securities Fund (Class R6/VRGEX) at NAV(1)	31.89%	4.61%	7.44%
MSCI All Country World Index (net)	31.76%	12.19%	11.84%
FTSE EPRA Nareit Developed Index (net)	28.86%	1.39%	4.05%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$404,543
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,466
Portfolio turnover rate as of the end of the reporting period	45%
Asset Allocation(1)
Industrial/Office REITS	20%
Retail REITS	17%
Residential REITS	15%
Health Care REITS	11%
Data Centers REITS	9%
Self Storage REITS	8%
Real Estate Operating Companies	6%
Other REITS	14%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Real Asset Fund
Class A / PDPAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class A / PDPAX	$56	0.50%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 22.80%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more tech-heavy MSCI All Country World Index (net). The largest contributors to Fund performance for the 12-month period were global real estate, which returned 31.9%, and global infrastructure, which rose 28.1%. The biggest detractors from performance during the period were commodities, as measured by the Invesco DB Commodity Index, which fell 6.4% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 9.8%.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided in the second half of the year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as real estate investment trusts (REITs) and utilities outperformed.

Artificial intelligence/Data centers	Positive	The growth and excitement around artificial intelligence (AI) led to expectations about data center growth and the electric power and water that would be needed to run these data centers. These expectations drove stock prices higher for data center REITs, electric utilities, and water companies.

China weakness	Negative	The weaker Chinese economy negatively impacted oil and other commodity prices, which affected natural resource stocks.
Large-cap tech outperformance	Negative	Especially in the first half of the year, large-cap technology stocks dominated the market, which caused many other sectors to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at NAV(1)	22.80%	7.25%	4.42%
Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at POP(2),(3)	16.04%	6.04%	3.83%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$21,008
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Affiliated Mutual Funds	76%
Exchange-Traded Funds	22%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Real Asset Fund
Class C / PDPCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class C / PDPCX	$139	1.25%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 21.82%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more tech-heavy MSCI All Country World Index (net). The largest contributors to Fund performance for the 12-month period were global real estate, which returned 31.9%, and global infrastructure, which rose 28.1%. The biggest detractors from performance during the period were commodities, as measured by the Invesco DB Commodity Index, which fell 6.4% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 9.8%.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided in the second half of the year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as real estate investment trusts (REITs) and utilities outperformed.

Artificial intelligence/Data centers	Positive	The growth and excitement around artificial intelligence (AI) led to expectations about data center growth and the electric power and water that would be needed to run these data centers. These expectations drove stock prices higher for data center REITs, electric utilities, and water companies.

China weakness	Negative	The weaker Chinese economy negatively impacted oil and other commodity prices, which affected natural resource stocks.
Large-cap tech outperformance	Negative	Especially in the first half of the year, large-cap technology stocks dominated the market, which caused many other sectors to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class C/PDPCX) at NAV(1) and with CDSC(2)	21.82%	6.41%	3.63%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$21,008
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Affiliated Mutual Funds	76%
Exchange-Traded Funds	22%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Real Asset Fund
Class I / VADIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class I / VADIX	$28	0.25%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 23.12%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more tech-heavy MSCI All Country World Index (net). The largest contributors to Fund performance for the 12-month period were global real estate, which returned 31.9%, and global infrastructure, which rose 28.1%. The biggest detractors from performance during the period were commodities, as measured by the Invesco DB Commodity Index, which fell 6.4% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 9.8%.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided in the second half of the year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as real estate investment trusts (REITs) and utilities outperformed.

Artificial intelligence/Data centers	Positive	The growth and excitement around artificial intelligence (AI) led to expectations about data center growth and the electric power and water that would be needed to run these data centers. These expectations drove stock prices higher for data center REITs, electric utilities, and water companies.

China weakness	Negative	The weaker Chinese economy negatively impacted oil and other commodity prices, which affected natural resource stocks.
Large-cap tech outperformance	Negative	Especially in the first half of the year, large-cap technology stocks dominated the market, which caused many other sectors to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class I/VADIX) at NAV(1)	23.12%	7.52%	4.69%
MSCI All Country World Index (net)	31.76%	12.19%	9.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$21,008
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Affiliated Mutual Funds	76%
Exchange-Traded Funds	22%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Real Asset Fund
Class R6 / VAABX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class R6 / VAABX	$22	0.20%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 23.17%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 31.76%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more tech-heavy MSCI All Country World Index (net). The largest contributors to Fund performance for the 12-month period were global real estate, which returned 31.9%, and global infrastructure, which rose 28.1%. The biggest detractors from performance during the period were commodities, as measured by the Invesco DB Commodity Index, which fell 6.4% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 9.8%.
FACTOR	IMPACT	SUMMARY
Falling interest rates	Positive	As inflation subsided in the second half of the year and the market gained confidence that central banks would cut interest rates, more defensive, higher-yielding sectors such as real estate investment trusts (REITs) and utilities outperformed.

Artificial intelligence/Data centers	Positive	The growth and excitement around artificial intelligence (AI) led to expectations about data center growth and the electric power and water that would be needed to run these data centers. These expectations drove stock prices higher for data center REITs, electric utilities, and water companies.

China weakness	Negative	The weaker Chinese economy negatively impacted oil and other commodity prices, which affected natural resource stocks.
Large-cap tech outperformance	Negative	Especially in the first half of the year, large-cap technology stocks dominated the market, which caused many other sectors to underperform.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 31, 2022). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus Duff & Phelps Real Asset Fund (Class R6/VAABX) at NAV(1)	23.17%	6.32%
MSCI All Country World Index (net)	31.76%	8.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$21,008
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	14%
Asset Allocation(1)
Affiliated Mutual Funds	76%
Exchange-Traded Funds	22%
Affiliated Exchange-Traded Fund	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Real Estate Securities Fund
Class A / PHRAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class A / PHRAX	$161	1.37%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 34.73%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 34.74%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection contributed to Fund performance relative to the FTSE Nareit Equity REITs Index, the Fund’s style-specific benchmark. The Fund’s out-of-benchmark exposure to the telecommunications real estate investment trust (REITs) property sector was the largest contributor to performance, followed by stock selection within and an overweight to the health care property sector. Stock selection and underweight exposures to the freestanding and self-storage property sectors detracted from performance. The biggest contributors to performance during the 12-month period were Ventas, American Tower, Cubesmart, Brixmor Property Group, and Sabra Healthcare. The biggest detractors from performance during the period were Extra Space Storage, UDR, Lamar Advertising, Vici Properties, and Healthpeak Properties. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

American Tower	Positive	American Tower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the telecommunications REITs property sector. Appreciation in the shares was driven by strong operating performance in the company’s data center properties segment, solid performance in its core wireless tower segment, and the sale of its underperforming India wireless tower business.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

UDR	Negative	Fund positioning in UDR detracted from performance. The Fund reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at NAV(1)	34.73%	6.44%	8.00%
Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at POP(2),(3)	27.32%	5.25%	7.39%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
FTSE Nareit Equity REITs Index	34.74%	5.46%	7.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$398,660
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,566
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Industrial/Office REITS	19%
Retail REITS	18%
Health Care REITS	14%
Residential REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Real Estate Securities Fund
Class C / PHRCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class C / PHRCX	$243	2.08%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 33.76%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 34.74%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection contributed to Fund performance relative to the FTSE Nareit Equity REITs Index, the Fund’s style-specific benchmark. The Fund’s out-of-benchmark exposure to the telecommunications real estate investment trust (REITs) property sector was the largest contributor to performance, followed by stock selection within and an overweight to the health care property sector. Stock selection and underweight exposures to the freestanding and self-storage property sectors detracted from performance. The biggest contributors to performance during the 12-month period were Ventas, American Tower, Cubesmart, Brixmor Property Group, and Sabra Healthcare. The biggest detractors from performance during the period were Extra Space Storage, UDR, Lamar Advertising, Vici Properties, and Healthpeak Properties. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

American Tower	Positive	American Tower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the telecommunications REITs property sector. Appreciation in the shares was driven by strong operating performance in the company’s data center properties segment, solid performance in its core wireless tower segment, and the sale of its underperforming India wireless tower business.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

UDR	Negative	Fund positioning in UDR detracted from performance. The Fund reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class C/PHRCX) at NAV(1) and with CDSC(2)	33.76%	5.67%	7.22%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
FTSE Nareit Equity REITs Index	34.74%	5.46%	7.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$398,660
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,566
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Industrial/Office REITS	19%
Retail REITS	18%
Health Care REITS	14%
Residential REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Real Estate Securities Fund
Class I / PHRIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class I / PHRIX	$130	1.11%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 35.09%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 34.74%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection contributed to Fund performance relative to the FTSE Nareit Equity REITs Index, the Fund’s style-specific benchmark. The Fund’s out-of-benchmark exposure to the telecommunications real estate investment trust (REITs) property sector was the largest contributor to performance, followed by stock selection within and an overweight to the health care property sector. Stock selection and underweight exposures to the freestanding and self-storage property sectors detracted from performance. The biggest contributors to performance during the 12-month period were Ventas, American Tower, Cubesmart, Brixmor Property Group, and Sabra Healthcare. The biggest detractors from performance during the period were Extra Space Storage, UDR, Lamar Advertising, Vici Properties, and Healthpeak Properties. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

American Tower	Positive	American Tower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the telecommunications REITs property sector. Appreciation in the shares was driven by strong operating performance in the company’s data center properties segment, solid performance in its core wireless tower segment, and the sale of its underperforming India wireless tower business.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

UDR	Negative	Fund positioning in UDR detracted from performance. The Fund reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class I/PHRIX) at NAV(1)	35.09%	6.71%	8.29%
FT Wilshire 5000 Index	35.17%	15.50%	13.02%
FTSE Nareit Equity REITs Index	34.74%	5.46%	7.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$398,660
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,566
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Industrial/Office REITS	19%
Retail REITS	18%
Health Care REITS	14%
Residential REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Duff & Phelps Real Estate Securities Fund
Class R6 / VRREX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class R6 / VRREX	$93	0.79%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 35.53%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 35.17% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned 34.74%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Over the course of the reporting period, positive stock selection contributed to Fund performance relative to the FTSE Nareit Equity REITs Index, the Fund’s style-specific benchmark. The Fund’s out-of-benchmark exposure to the telecommunications real estate investment trust (REITs) property sector was the largest contributor to performance, followed by stock selection within and an overweight to the health care property sector. Stock selection and underweight exposures to the freestanding and self-storage property sectors detracted from performance. The biggest contributors to performance during the 12-month period were Ventas, American Tower, Cubesmart, Brixmor Property Group, and Sabra Healthcare. The biggest detractors from performance during the period were Extra Space Storage, UDR, Lamar Advertising, Vici Properties, and Healthpeak Properties. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ventas	Positive	Ventas’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the health care property sector. Appreciation in the shares was driven by strong operating performance in the company’s senior housing operating properties segment, which benefited from increases in occupancy and growth in rates.

American Tower	Positive	American Tower’s shares significantly outperformed the Fund’s style-specific benchmark and contributed to performance within the telecommunications REITs property sector. Appreciation in the shares was driven by strong operating performance in the company’s data center properties segment, solid performance in its core wireless tower segment, and the sale of its underperforming India wireless tower business.

Extra Space Storage	Negative	Fund positioning in Extra Space Storage detracted from performance, particularly during the fourth quarter of 2023. The Fund reduced its exposure to Extra Space Storage during the fiscal year, and the shares subsequently outperformed due to lower interest rates and the expectation that housing turnover would increase and benefit the operating performance of the company’s business, as well as the perceived benefit of synergies from its acquisition of Life Storage.

UDR	Negative	Fund positioning in UDR detracted from performance. The Fund reduced its exposure to UDR during the period to increase exposure in other existing apartment REIT holdings, and the shares subsequently delivered positive performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 12, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Real Estate Securities Fund (Class R6/VRREX) at NAV(1)	35.53%	7.05%	7.60%
FT Wilshire 5000 Index	35.17%	15.50%	12.74%
FTSE Nareit Equity REITs Index	34.74%	5.46%	6.94%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$398,660
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,566
Portfolio turnover rate as of the end of the reporting period	36%
Asset Allocation(1)
Industrial/Office REITS	19%
Retail REITS	18%
Health Care REITS	14%
Residential REITS	14%
Data Centers REITS	13%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	9%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Developing Markets Fund
Class A / VDMAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class A / VDMAX	$166	1.50%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 21.30%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in communication services, as well as stock selection in information technology, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Taiwan Semiconductor, Baltic Classifieds, Kfin Technologies, Tencent, and Koh Young Technology. The biggest detractors from performance during the period were Vasta Platform, PT Multi Bintang Indonesia, Wal-Mart de Mexico, PT Prodia Widyahusada, and Thai Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor	Positive	The company has been generating solid growth in earnings due to strong demand, particularly for chips used in artificial intelligence (AI).
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	Vasta Platform, an educational content provider for the Brazilian market, underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.

Multi Bintang Indonesia	Negative	Multi Bintang, a company producing beer and other beverages, has been facing a slow post-pandemic volume recovery, which was further exacerbated by another recent increase in alcohol excise taxes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (June 22, 2021) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class A/VDMAX) at NAV(1)	21.30%	(1.79)%
Virtus KAR Developing Markets Fund (Class A/VDMAX) at POP(2),(3)	14.62%	(3.47)%
MSCI Emerging Markets Index (net)	26.05%	(1.53)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$3,067
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Industrials	24%
Communication Services	19%
Consumer Staples	17%
Information Technology	16%
Consumer Discretionary	11%
Financials	11%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Developing Markets Fund
Class C / VDMCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class C / VDMCX	$248	2.25%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 20.44%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in communication services, as well as stock selection in information technology, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Taiwan Semiconductor, Baltic Classifieds, Kfin Technologies, Tencent, and Koh Young Technology. The biggest detractors from performance during the period were Vasta Platform, PT Multi Bintang Indonesia, Wal-Mart de Mexico, PT Prodia Widyahusada, and Thai Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor	Positive	The company has been generating solid growth in earnings due to strong demand, particularly for chips used in artificial intelligence (AI).
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	Vasta Platform, an educational content provider for the Brazilian market, underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.

Multi Bintang Indonesia	Negative	Multi Bintang, a company producing beer and other beverages, has been facing a slow post-pandemic volume recovery, which was further exacerbated by another recent increase in alcohol excise taxes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (June 22, 2021). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class C/VDMCX) at NAV(1) and with CDSC(2)	20.44%	(2.51)%
MSCI Emerging Markets Index (net)	26.05%	(1.53)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$3,067
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Industrials	24%
Communication Services	19%
Consumer Staples	17%
Information Technology	16%
Consumer Discretionary	11%
Financials	11%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Developing Markets Fund
Class I / VIDMX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class I / VIDMX	$139	1.25%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 21.63%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in communication services, as well as stock selection in information technology, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Taiwan Semiconductor, Baltic Classifieds, Kfin Technologies, Tencent, and Koh Young Technology. The biggest detractors from performance during the period were Vasta Platform, PT Multi Bintang Indonesia, Wal-Mart de Mexico, PT Prodia Widyahusada, and Thai Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor	Positive	The company has been generating solid growth in earnings due to strong demand, particularly for chips used in artificial intelligence (AI).
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	Vasta Platform, an educational content provider for the Brazilian market, underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.

Multi Bintang Indonesia	Negative	Multi Bintang, a company producing beer and other beverages, has been facing a slow post-pandemic volume recovery, which was further exacerbated by another recent increase in alcohol excise taxes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (June 22, 2021). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class I/VIDMX) at NAV(1)	21.63%	(1.54)%
MSCI Emerging Markets Index (net)	26.05%	(1.53)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$3,067
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Industrials	24%
Communication Services	19%
Consumer Staples	17%
Information Technology	16%
Consumer Discretionary	11%
Financials	11%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Developing Markets Fund
Class R6 / VDMRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class R6 / VDMRX	$133	1.20%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 21.65%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in communication services, as well as stock selection in information technology, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an underweight in consumer discretionary, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Taiwan Semiconductor, Baltic Classifieds, Kfin Technologies, Tencent, and Koh Young Technology. The biggest detractors from performance during the period were Vasta Platform, PT Multi Bintang Indonesia, Wal-Mart de Mexico, PT Prodia Widyahusada, and Thai Beverage. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Taiwan Semiconductor	Positive	The company has been generating solid growth in earnings due to strong demand, particularly for chips used in artificial intelligence (AI).
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	Vasta Platform, an educational content provider for the Brazilian market, underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.

Multi Bintang Indonesia	Negative	Multi Bintang, a company producing beer and other beverages, has been facing a slow post-pandemic volume recovery, which was further exacerbated by another recent increase in alcohol excise taxes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (June 22, 2021). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class R6/VDMRX) at NAV(1)	21.65%	(1.48)%
MSCI Emerging Markets Index (net)	26.05%	(1.53)%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$3,067
Total number of portfolio holdings	38
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	25%
Asset Allocation(1)
Industrials	24%
Communication Services	19%
Consumer Staples	17%
Information Technology	16%
Consumer Discretionary	11%
Financials	11%
Short-Term Investment	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Emerging Markets Small-Cap Fund
Class A / VAESX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class A / VAESX	$200	1.78%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 24.92%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05% and the MSCI Emerging Markets Small Cap Index (net), which serves as the style-specific index, returned 23.01%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and consumer discretionary detracted from performance. The biggest contributors to performance for the 12-month period were Oracle Financial Services Software, Baltic Classifieds, Computer Age Management Services, DOUZONE BIZON, and Kfin Technologies. The biggest detractors from performance were Vasta Platform, Saramin, Spoton International, PT Sarana Menara Nusantara, and momo.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Oracle Financial Services Software	Positive	The company reported stronger than usual growth in earnings this year, which contributed to strong stock performance.
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	The Brazilian education stock underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.
Saramin	Negative	After a strong hiring cycle post-pandemic, Saramin, a Korean human resources company, has been experiencing a weak hiring demand cycle and declining earnings.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at NAV(1)	24.92%	8.63%	6.77%
Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at POP(2),(3)	18.05%	7.41%	6.17%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
MSCI Emerging Markets Small Cap Index (net)	23.01%	12.22%	5.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$346,951
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$3,566
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	25%
Communication Services	22%
Information Technology	14%
Consumer Staples	14%
Financials	9%
Consumer Discretionary	8%
Materials	3%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Emerging Markets Small-Cap Fund
Class C / VCESX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class C / VCESX	$279	2.49%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 23.97%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05% and the MSCI Emerging Markets Small Cap Index (net), which serves as the style-specific index, returned 23.01%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and consumer discretionary detracted from performance. The biggest contributors to performance for the 12-month period were Oracle Financial Services Software, Baltic Classifieds, Computer Age Management Services, DOUZONE BIZON, and Kfin Technologies. The biggest detractors from performance were Vasta Platform, Saramin, Spoton International, PT Sarana Menara Nusantara, and momo.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Oracle Financial Services Software	Positive	The company reported stronger than usual growth in earnings this year, which contributed to strong stock performance.
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	The Brazilian education stock underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.
Saramin	Negative	After a strong hiring cycle post-pandemic, Saramin, a Korean human resources company, has been experiencing a weak hiring demand cycle and declining earnings.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class C/VCESX) at NAV(1) and with CDSC(2)	23.97%	7.82%	5.98%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
MSCI Emerging Markets Small Cap Index (net)	23.01%	12.22%	5.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$346,951
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$3,566
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	25%
Communication Services	22%
Information Technology	14%
Consumer Staples	14%
Financials	9%
Consumer Discretionary	8%
Materials	3%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Emerging Markets Small-Cap Fund
Class I / VIESX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class I / VIESX	$169	1.50%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 25.32%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05% and the MSCI Emerging Markets Small Cap Index (net), which serves as the style-specific index, returned 23.01%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and consumer discretionary detracted from performance. The biggest contributors to performance for the 12-month period were Oracle Financial Services Software, Baltic Classifieds, Computer Age Management Services, DOUZONE BIZON, and Kfin Technologies. The biggest detractors from performance were Vasta Platform, Saramin, Spoton International, PT Sarana Menara Nusantara, and momo.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Oracle Financial Services Software	Positive	The company reported stronger than usual growth in earnings this year, which contributed to strong stock performance.
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	The Brazilian education stock underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.
Saramin	Negative	After a strong hiring cycle post-pandemic, Saramin, a Korean human resources company, has been experiencing a weak hiring demand cycle and declining earnings.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class I/VIESX) at NAV(1)	25.32%	8.94%	7.05%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
MSCI Emerging Markets Small Cap Index (net)	23.01%	12.22%	5.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$346,951
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$3,566
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	25%
Communication Services	22%
Information Technology	14%
Consumer Staples	14%
Financials	9%
Consumer Discretionary	8%
Materials	3%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR Emerging Markets Small-Cap Fund
Class R6 / VRESX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class R6 / VRESX	$158	1.40%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 25.47%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05% and the MSCI Emerging Markets Small Cap Index (net), which serves as the style-specific index, returned 23.01%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an underweight in information technology, as well as stock selection in communication services, contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection in industrials and consumer discretionary detracted from performance. The biggest contributors to performance for the 12-month period were Oracle Financial Services Software, Baltic Classifieds, Computer Age Management Services, DOUZONE BIZON, and Kfin Technologies. The biggest detractors from performance were Vasta Platform, Saramin, Spoton International, PT Sarana Menara Nusantara, and momo.com. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Oracle Financial Services Software	Positive	The company reported stronger than usual growth in earnings this year, which contributed to strong stock performance.
Baltic Classifieds	Positive	Baltic Classifieds, a Lithuanian company that specializes in classified portals, reported robust business results, which benefited the performance of its stock price.
Vasta Platform	Negative	The Brazilian education stock underperformed due in part to the overall decline of the Brazilian market and in part to reduced investor interest in education stocks in Brazil.
Saramin	Negative	After a strong hiring cycle post-pandemic, Saramin, a Korean human resources company, has been experiencing a weak hiring demand cycle and declining earnings.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2019). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR Emerging Markets Small-Cap Fund (Class R6/VRESX) at NAV(1)	25.47%	9.05%	8.40%
MSCI Emerging Markets Index (net)	26.05%	5.75%	5.17%
MSCI Emerging Markets Small Cap Index (net)	23.01%	12.22%	11.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$346,951
Total number of portfolio holdings	44
Total advisory fee paid (‘000s)	$3,566
Portfolio turnover rate as of the end of the reporting period	24%
Asset Allocation(1)
Industrials	25%
Communication Services	22%
Information Technology	14%
Consumer Staples	14%
Financials	9%
Consumer Discretionary	8%
Materials	3%
Other	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR International Small-Mid Cap Fund
Class A / VISAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class A / VISAX	$165	1.45%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 28.12%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 25.35% and the MSCI All Country World ex USA Small Mid Cap Index (net), which serves as the style-specific index, returned 23.01%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweight positions in financials and communication services contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Baltic Classifieds, AJ Bell, Auto Trader, MTU Aero Engines, and FinecoBank. The biggest detractors from performance during the period were CAE, New Work, FDM Group, Mercari, and oOh media. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds reported robust business results, which benefited the performance of its stock price.
AJ Bell	Positive	The company’s shares outperformed during the fiscal year due to resilient growth in new customers coupled with an expansion of profit margins.
CAE	Negative	The company was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
New Work	Negative	The company’s results were hurt by a weak job placement market, as well as a transition of its business model that places it in a more competitive peer group.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at NAV(1)	28.12%	6.00%	7.13%
Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at POP(2),(3)	21.08%	4.81%	6.53%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,076,350
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$9,008
Portfolio turnover rate as of the end of the reporting period	19%
Geographical Allocation
United Kingdom	22%
Lithuania	10%
Italy	9%
Germany	8%
Japan	7%
China	6%
France	5%
Singapore	5%
Mexico	4%
Canada	3%
Brazil	3%
Norway	3%
Indonesia	3%
Australia	3%
Malaysia	2%
Poland	2%
South Korea	2%
United States	1%
Taiwan	1%
Sweden	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR International Small-Mid Cap Fund
Class C / VCISX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class C / VCISX	$250	2.20%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 27.15%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 25.35% and the MSCI All Country World ex USA Small Mid Cap Index (net), which serves as the style-specific index, returned 23.01%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweight positions in financials and communication services contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Baltic Classifieds, AJ Bell, Auto Trader, MTU Aero Engines, and FinecoBank. The biggest detractors from performance during the period were CAE, New Work, FDM Group, Mercari, and oOh media. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds reported robust business results, which benefited the performance of its stock price.
AJ Bell	Positive	The company’s shares outperformed during the fiscal year due to resilient growth in new customers coupled with an expansion of profit margins.
CAE	Negative	The company was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
New Work	Negative	The company’s results were hurt by a weak job placement market, as well as a transition of its business model that places it in a more competitive peer group.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class C/VCISX) at NAV(1) and with CDSC(2)	27.15%	5.21%	6.34%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,076,350
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$9,008
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
United Kingdom	22%
Lithuania	10%
Italy	9%
Germany	8%
Japan	7%
China	6%
France	5%
Singapore	5%
Mexico	4%
Canada	3%
Brazil	3%
Norway	3%
Indonesia	3%
Australia	3%
Malaysia	2%
Poland	2%
South Korea	2%
United States	1%
Taiwan	1%
Sweden	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR International Small-Mid Cap Fund
Class I / VIISX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class I / VIISX	$137	1.20%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 28.49%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 25.35% and the MSCI All Country World ex USA Small Mid Cap Index (net), which serves as the style-specific index, returned 23.01%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweight positions in financials and communication services contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Baltic Classifieds, AJ Bell, Auto Trader, MTU Aero Engines, and FinecoBank. The biggest detractors from performance during the period were CAE, New Work, FDM Group, Mercari, and oOh media. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds reported robust business results, which benefited the performance of its stock price.
AJ Bell	Positive	The company’s shares outperformed during the fiscal year due to resilient growth in new customers coupled with an expansion of profit margins.
CAE	Negative	The company was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
New Work	Negative	The company’s results were hurt by a weak job placement market, as well as a transition of its business model that places it in a more competitive peer group.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class I/VIISX) at NAV(1)	28.49%	6.28%	7.40%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.22%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,076,350
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$9,008
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
United Kingdom	22%
Lithuania	10%
Italy	9%
Germany	8%
Japan	7%
China	6%
France	5%
Singapore	5%
Mexico	4%
Canada	3%
Brazil	3%
Norway	3%
Indonesia	3%
Australia	3%
Malaysia	2%
Poland	2%
South Korea	2%
United States	1%
Taiwan	1%
Sweden	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus KAR International Small-Mid Cap Fund
Class R6 / VRISX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class R6 / VRISX	$123	1.08%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 28.61%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 25.35% and the MSCI All Country World ex USA Small Mid Cap Index (net), which serves as the style-specific index, returned 23.01%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and overweight positions in financials and communication services contributed to performance relative to the Fund’s style-specific benchmark for the fiscal year. Stock selection and an overweight in information technology, as well as stock selection in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Baltic Classifieds, AJ Bell, Auto Trader, MTU Aero Engines, and FinecoBank. The biggest detractors from performance during the period were CAE, New Work, FDM Group, Mercari, and oOh media. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Baltic Classifieds	Positive	Baltic Classifieds reported robust business results, which benefited the performance of its stock price.
AJ Bell	Positive	The company’s shares outperformed during the fiscal year due to resilient growth in new customers coupled with an expansion of profit margins.
CAE	Negative	The company was affected by expectations for temporarily slowing aircraft deliveries, which were then extrapolated to lower demand for pilot training.
New Work	Negative	The company’s results were hurt by a weak job placement market, as well as a transition of its business model that places it in a more competitive peer group.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 12, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus KAR International Small-Mid Cap Fund (Class R6/VRISX) at NAV(1)	28.61%	6.39%	7.84%
MSCI All Country World ex USA Index (net)	25.35%	7.59%	5.45%
MSCI All Country World ex USA Small Mid Cap Index (net)	23.01%	7.26%	5.85%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$1,076,350
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$9,008
Portfolio turnover rate as of the end of the reporting period	19%
Asset Allocation(1)
United Kingdom	22%
Lithuania	10%
Italy	9%
Germany	8%
Japan	7%
China	6%
France	5%
Singapore	5%
Mexico	4%
Canada	3%
Brazil	3%
Norway	3%
Indonesia	3%
Australia	3%
Malaysia	2%
Poland	2%
South Korea	2%
United States	1%
Taiwan	1%
Sweden	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Core Plus Bond Fund
Class A / SAVAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class A / SAVAX	$77	0.73%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 12.23%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance.
Agency mortgage-backed securities	Negative	The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
Yield curve positioning	Negative	More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at NAV(1)	12.23%	1.31%	2.35%
Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at POP(2),(3)	8.02%	0.53%	1.96%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$409,247
Total number of portfolio holdings	674
Total advisory fee paid (‘000s)	$448
Portfolio turnover rate as of the end of the reporting period	50%
Asset Allocation(1)
Corporate Bonds and Notes		33%
Financials	13%
Energy	5%
Utilities	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		28%
U.S. Government Securities		20%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		3%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.78% went into effect for Class A shares.
Effective March 1, 2024, a new expense limitation of 0.70% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Core Plus Bond Fund
Class C / SAVCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class C / SAVCX	$156	1.48%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 11.45%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance.
Agency mortgage-backed securities	Negative	The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
Yield curve positioning	Negative	More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class C/SAVCX) at NAV(1) and with CDSC(2)	11.45%	0.56%	1.59%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$409,247
Total number of portfolio holdings	674
Total advisory fee paid (‘000s)	$448
Portfolio turnover rate as of the end of the reporting period	50%
Asset Allocation(1)
Corporate Bonds and Notes		33%
Financials	13%
Energy	5%
Utilities	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		28%
U.S. Government Securities		20%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		3%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 1.53% went into effect for Class C shares.
Effective March 1, 2024, a new expense limitation of 1.45% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Core Plus Bond Fund
Class I / SAVYX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class I / SAVYX	$51	0.48%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 12.50%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance.
Agency mortgage-backed securities	Negative	The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
Yield curve positioning	Negative	More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class I/SAVYX) at NAV(1)	12.50%	1.55%	2.61%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$409,247
Total number of portfolio holdings	674
Total advisory fee paid (‘000s)	$448
Portfolio turnover rate as of the end of the reporting period	50%
Asset Allocation(1)
Corporate Bonds and Notes		33%
Financials	13%
Energy	5%
Utilities	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		28%
U.S. Government Securities		20%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		3%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.53% went into effect for Class I shares.
Effective March 1, 2024, a new expense limitation of 0.45% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Core Plus Bond Fund
Class R6 / VBFRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class R6 / VBFRX	$45	0.42%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 12.57%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance.
Agency mortgage-backed securities	Negative	The Fund’s underweight to agency mortgage-backed securities detracted from performance during the 12-month period.
Yield curve positioning	Negative	More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Core Plus Bond Fund (Class R6/VBFRX) at NAV(1)	12.57%	1.66%	2.68%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.40%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$409,247
Total number of portfolio holdings	674
Total advisory fee paid (‘000s)	$448
Portfolio turnover rate as of the end of the reporting period	50%
Asset Allocation(1)
Corporate Bonds and Notes		33%
Financials	13%
Energy	5%
Utilities	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		28%
U.S. Government Securities		20%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		3%
Short-Term Investment		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective March 1, 2024, a new expense limitation of 0.41% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet High Yield Fund
Class A / PHCHX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class A / PHCHX	$103	0.96%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 14.73%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 15.73%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive issue selection in containers/packaging, homebuilders, and midstream energy contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the Index). Issue selection in media other, issue selection in transport other, and allocation to wirelines detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by CCO Holdings, Nationstar Mortgage, Global Atlantic, Graham Packaging, and Enbridge. The biggest detractors from absolute performance were bonds issued by Unifrax, Hertz, Sunnova Energy, CMG Media, and Altice France. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
CCC rating tier outperformance	Positive	The start of interest rate cuts by the Federal Reserve (the Fed) and expectations of a soft landing for the economy led the highest credit risk names to outperform rating tiers with lower credit risk. The Fund maintained an overweight position to CCC-rated credits, which contributed positively to relative performance versus the Index.

Increase in mergers and acquisitions	Positive	The Fund benefitted as the prices of several bonds held in the portfolio improved due to news that stronger and better-capitalized firms were acquiring the bonds’ issuers.
Rising fiber valuations	Negative	The Fund was underweight fiber-exposed telecoms, which outperformed. Fiber valuations rose due to artificial intelligence-driven demand for connectivity. In addition, Verizon’s announced acquisition of Frontier Communications led to a rally in bond prices across telecom names.

Soft advertising market	Negative	The Fund had large positions in two bonds whose issuers’ revenues are tied to spending on advertising. This negatively contributed to relative performance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class A/PHCHX) at NAV(1)	14.73%	4.87%	4.58%
Virtus Newfleet High Yield Fund (Class A/PHCHX) at POP(2),(3)	10.43%	4.07%	4.18%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	15.73%	4.70%	5.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$55,097
Total number of portfolio holdings	186
Total advisory fee paid (‘000s)	$106
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Corporate Bonds and Notes		94%
Energy	20%
Financials	19%
Communication Services	9%
All other Corporate Bonds and Notes	46%
Securities Lending Collateral		3%
Leveraged Loans		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.95% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet High Yield Fund
Class C / PGHCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class C / PGHCX	$183	1.71%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 13.71%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 15.73%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive issue selection in containers/packaging, homebuilders, and midstream energy contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the Index). Issue selection in media other, issue selection in transport other, and allocation to wirelines detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by CCO Holdings, Nationstar Mortgage, Global Atlantic, Graham Packaging, and Enbridge. The biggest detractors from absolute performance were bonds issued by Unifrax, Hertz, Sunnova Energy, CMG Media, and Altice France. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
CCC rating tier outperformance	Positive	The start of interest rate cuts by the Federal Reserve (the Fed) and expectations of a soft landing for the economy led the highest credit risk names to outperform rating tiers with lower credit risk. The Fund maintained an overweight position to CCC-rated credits, which contributed positively to relative performance versus the Index.

Increase in mergers and acquisitions	Positive	The Fund benefitted as the prices of several bonds held in the portfolio improved due to news that stronger and better-capitalized firms were acquiring the bonds’ issuers.
Rising fiber valuations	Negative	The Fund was underweight fiber-exposed telecoms, which outperformed. Fiber valuations rose due to artificial intelligence-driven demand for connectivity. In addition, Verizon’s announced acquisition of Frontier Communications led to a rally in bond prices across telecom names.

Soft advertising market	Negative	The Fund had large positions in two bonds whose issuers’ revenues are tied to spending on advertising. This negatively contributed to relative performance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class C/PGHCX) at NAV(1) and with CDSC(2)	13.71%	4.11%	3.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	15.73%	4.70%	5.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$55,097
Total number of portfolio holdings	186
Total advisory fee paid (‘000s)	$106
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Corporate Bonds and Notes		94%
Energy	20%
Financials	19%
Communication Services	9%
All other Corporate Bonds and Notes	46%
Securities Lending Collateral		3%
Leveraged Loans		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 1.70% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet High Yield Fund
Class I / PHCIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class I / PHCIX	$76	0.71%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 15.00%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 15.73%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive issue selection in containers/packaging, homebuilders, and midstream energy contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the Index). Issue selection in media other, issue selection in transport other, and allocation to wirelines detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by CCO Holdings, Nationstar Mortgage, Global Atlantic, Graham Packaging, and Enbridge. The biggest detractors from absolute performance were bonds issued by Unifrax, Hertz, Sunnova Energy, CMG Media, and Altice France. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
CCC rating tier outperformance	Positive	The start of interest rate cuts by the Federal Reserve (the Fed) and expectations of a soft landing for the economy led the highest credit risk names to outperform rating tiers with lower credit risk. The Fund maintained an overweight position to CCC-rated credits, which contributed positively to relative performance versus the Index.

Increase in mergers and acquisitions	Positive	The Fund benefitted as the prices of several bonds held in the portfolio improved due to news that stronger and better-capitalized firms were acquiring the bonds’ issuers.
Rising fiber valuations	Negative	The Fund was underweight fiber-exposed telecoms, which outperformed. Fiber valuations rose due to artificial intelligence-driven demand for connectivity. In addition, Verizon’s announced acquisition of Frontier Communications led to a rally in bond prices across telecom names.

Soft advertising market	Negative	The Fund had large positions in two bonds whose issuers’ revenues are tied to spending on advertising. This negatively contributed to relative performance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class I/PHCIX) at NAV(1)	15.00%	5.18%	4.86%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	15.73%	4.70%	5.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$55,097
Total number of portfolio holdings	186
Total advisory fee paid (‘000s)	$106
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Corporate Bonds and Notes		94%
Energy	20%
Financials	19%
Communication Services	9%
All other Corporate Bonds and Notes	46%
Securities Lending Collateral		3%
Leveraged Loans		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.70% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet High Yield Fund
Class R6 / VRHYX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class R6 / VRHYX	$63	0.59%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 15.16%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 15.73%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Positive issue selection in containers/packaging, homebuilders, and midstream energy contributed to the Fund’s outperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the Index). Issue selection in media other, issue selection in transport other, and allocation to wirelines detracted from performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by CCO Holdings, Nationstar Mortgage, Global Atlantic, Graham Packaging, and Enbridge. The biggest detractors from absolute performance were bonds issued by Unifrax, Hertz, Sunnova Energy, CMG Media, and Altice France. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
CCC rating tier outperformance	Positive	The start of interest rate cuts by the Federal Reserve (the Fed) and expectations of a soft landing for the economy led the highest credit risk names to outperform rating tiers with lower credit risk. The Fund maintained an overweight position to CCC-rated credits, which contributed positively to relative performance versus the Index.

Increase in mergers and acquisitions	Positive	The Fund benefitted as the prices of several bonds held in the portfolio improved due to news that stronger and better-capitalized firms were acquiring the bonds’ issuers.
Rising fiber valuations	Negative	The Fund was underweight fiber-exposed telecoms, which outperformed. Fiber valuations rose due to artificial intelligence-driven demand for connectivity. In addition, Verizon’s announced acquisition of Frontier Communications led to a rally in bond prices across telecom names.

Soft advertising market	Negative	The Fund had large positions in two bonds whose issuers’ revenues are tied to spending on advertising. This negatively contributed to relative performance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet High Yield Fund (Class R6/VRHYX) at NAV(1)	15.16%	5.26%	5.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.40%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	15.73%	4.70%	5.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$55,097
Total number of portfolio holdings	186
Total advisory fee paid (‘000s)	$106
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Corporate Bonds and Notes		94%
Energy	20%
Financials	19%
Communication Services	9%
All other Corporate Bonds and Notes	46%
Securities Lending Collateral		3%
Leveraged Loans		2%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Low Duration Core Plus Bond Fund
Class A / HIMZX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class A / HIMZX	$78	0.75%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 8.99%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the style-specific index, returned 8.10%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-5 Year US Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. The allocation to bank loans contributed to performance, however the positioning within the sector slightly detracted. While issue selection within investment grade corporate bonds was additive to performance, the underweight to the sector versus the benchmark was a detractor. In addition, the Fund’s shorter duration, or sensitivity to changes in interest rates, versus the benchmark detracted from performance.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight relative to the benchmark was a detractor.
Shorter duration versus the benchmark	Negative	The Fund’s shorter duration versus the benchmark detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at NAV(1)	8.99%	2.20%	2.17%
Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at POP(2),(3)	6.53%	1.73%	1.94%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-5 Year Corporate & Government Bond Index	8.10%	1.57%	1.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$431,400
Total number of portfolio holdings	513
Total advisory fee paid (‘000s)	$876
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Industrials	3%
Energy	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		8%
Leveraged Loans		4%
Other (includes securities lending collateral)		3%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Low Duration Core Plus Bond Fund
Class C / PCMZX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class C / PCMZX	$156	1.50%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 8.18%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the style-specific index, returned 8.10%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-5 Year US Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. The allocation to bank loans contributed to performance, however the positioning within the sector slightly detracted. While issue selection within investment grade corporate bonds was additive to performance, the underweight to the sector versus the benchmark was a detractor. In addition, the Fund’s shorter duration, or sensitivity to changes in interest rates, versus the benchmark detracted from performance.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight relative to the benchmark was a detractor.
Shorter duration versus the benchmark	Negative	The Fund’s shorter duration versus the benchmark detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class C/PCMZX) at NAV(1) and with CDSC(2)	8.18%	1.43%	1.41%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-5 Year Corporate & Government Bond Index	8.10%	1.57%	1.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$431,400
Total number of portfolio holdings	513
Total advisory fee paid (‘000s)	$876
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Industrials	3%
Energy	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		8%
Leveraged Loans		4%
Other (includes securities lending collateral)		3%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Low Duration Core Plus Bond Fund
Class I / HIBIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class I / HIBIX	$52	0.50%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 9.26%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the style-specific index, returned 8.10%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-5 Year US Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. The allocation to bank loans contributed to performance, however the positioning within the sector slightly detracted. While issue selection within investment grade corporate bonds was additive to performance, the underweight to the sector versus the benchmark was a detractor. In addition, the Fund’s shorter duration, or sensitivity to changes in interest rates, versus the benchmark detracted from performance.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight relative to the benchmark was a detractor.
Shorter duration versus the benchmark	Negative	The Fund’s shorter duration versus the benchmark detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class I/HIBIX) at NAV(1)	9.26%	2.45%	2.43%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-5 Year Corporate & Government Bond Index	8.10%	1.57%	1.81%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$431,400
Total number of portfolio holdings	513
Total advisory fee paid (‘000s)	$876
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Industrials	3%
Energy	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		8%
Leveraged Loans		4%
Other (includes securities lending collateral)		3%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Low Duration Core Plus Bond Fund
Class R6 / VLDRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class R6 / VLDRX	$45	0.43%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 9.33%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the style-specific index, returned 8.10%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-5 Year US Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. The allocation to bank loans contributed to performance, however the positioning within the sector slightly detracted. While issue selection within investment grade corporate bonds was additive to performance, the underweight to the sector versus the benchmark was a detractor. In addition, the Fund’s shorter duration, or sensitivity to changes in interest rates, versus the benchmark detracted from performance.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight relative to the benchmark was a detractor.
Shorter duration versus the benchmark	Negative	The Fund’s shorter duration versus the benchmark detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 20, 2018). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Low Duration Core Plus Bond Fund (Class R6/VLDRX) at NAV(1)	9.33%	2.52%	3.06%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.76%
ICE BofA 1-5 Year Corporate & Government Bond Index	8.10%	1.57%	2.20%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$431,400
Total number of portfolio holdings	513
Total advisory fee paid (‘000s)	$876
Portfolio turnover rate as of the end of the reporting period	46%
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Industrials	3%
Energy	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		8%
Leveraged Loans		4%
Other (includes securities lending collateral)		3%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class A / NAMFX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class A / NAMFX	$105	0.99%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 12.55%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

High yield corporate bonds	Positive	Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance of these securities.

Agency mortgage-backed securities (MBS)	Negative	The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Spread refers to the additional yield over the yield of a risk-free government bond. Fundamentals were strong as housing supply and demand provided an attractive backdrop.

Yield curve positioning	Negative	Yield curve positioning relative to the Bloomberg U.S. Aggregate Bond Index detracted from performance during the period. More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at NAV(1)	12.55%	2.72%	3.17%
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at POP(2),(3)	8.33%	1.94%	2.78%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$726,579
Total number of portfolio holdings	793
Total advisory fee paid (‘000s)	$2,535
Portfolio turnover rate as of the end of the reporting period	65%
Asset Allocation(1)
Corporate Bonds and Notes		37%
Financials	13%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		14%
Leveraged Loans		10%
Foreign Government Securities		9%
U.S. Government Securities		8%
Short-Term Investment		2%
Other (includes securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class C / NCMFX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class C / NCMFX	$184	1.74%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 11.67%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

High yield corporate bonds	Positive	Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance of these securities.

Agency mortgage-backed securities (MBS)	Negative	The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Spread refers to the additional yield over the yield of a risk-free government bond. Fundamentals were strong as housing supply and demand provided an attractive backdrop.

Yield curve positioning	Negative	Yield curve positioning relative to the Bloomberg U.S. Aggregate Bond Index detracted from performance during the period. More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class C/NCMFX) at NAV(1) and with CDSC(2)	11.67%	1.96%	2.40%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$726,579
Total number of portfolio holdings	793
Total advisory fee paid (‘000s)	$2,535
Portfolio turnover rate as of the end of the reporting period	65%
Asset Allocation(1)
Corporate Bonds and Notes		37%
Financials	13%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		14%
Leveraged Loans		10%
Foreign Government Securities		9%
U.S. Government Securities		8%
Short-Term Investment		2%
Other (includes securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class I / VMFIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class I / VMFIX	$79	0.74%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 12.86%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

High yield corporate bonds	Positive	Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance of these securities.

Agency mortgage-backed securities (MBS)	Negative	The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Spread refers to the additional yield over the yield of a risk-free government bond. Fundamentals were strong as housing supply and demand provided an attractive backdrop.

Yield curve positioning	Negative	Yield curve positioning relative to the Bloomberg U.S. Aggregate Bond Index detracted from performance during the period. More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class I/VMFIX) at NAV(1)	12.86%	3.00%	3.43%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$726,579
Total number of portfolio holdings	793
Total advisory fee paid (‘000s)	$2,535
Portfolio turnover rate as of the end of the reporting period	65%
Asset Allocation(1)
Corporate Bonds and Notes		37%
Financials	13%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		14%
Leveraged Loans		10%
Foreign Government Securities		9%
U.S. Government Securities		8%
Short-Term Investment		2%
Other (includes securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class R6 / VMFRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6 / VMFRX	$64	0.60%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 12.98%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed positively to Fund returns relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to the positive performance. Allocation to and issue selection within high yield corporate bonds was additive to performance. The Fund’s underweight to agency mortgage-backed securities versus the benchmark detracted from performance. In addition, the Fund’s yield curve positioning, which emphasized shorter-term bonds, detracted from performance relative to the benchmark. A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

High yield corporate bonds	Positive	Allocation to and selection within high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance of these securities.

Agency mortgage-backed securities (MBS)	Negative	The Fund’s underweight to MBS had a negative impact on performance as spreads tightened during the period. Spread refers to the additional yield over the yield of a risk-free government bond. Fundamentals were strong as housing supply and demand provided an attractive backdrop.

Yield curve positioning	Negative	Yield curve positioning relative to the Bloomberg U.S. Aggregate Bond Index detracted from performance during the period. More of the portfolio was allocated to the shorter end of the yield curve, which underperformed the longer areas of the curve.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 14, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class R6/VMFRX) at NAV(1)	12.98%	3.15%	3.57%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$726,579
Total number of portfolio holdings	793
Total advisory fee paid (‘000s)	$2,535
Portfolio turnover rate as of the end of the reporting period	65%
Asset Allocation(1)
Corporate Bonds and Notes		37%
Financials	13%
Energy	7%
Industrials	3%
All other Corporate Bonds and Notes	14%
Mortgage-Backed Securities		19%
Asset-Backed Securities		14%
Leveraged Loans		10%
Foreign Government Securities		9%
U.S. Government Securities		8%
Short-Term Investment		2%
Other (includes securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class A / NARAX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class A / NARAX	$94	0.90%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 9.32%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 8.46%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at NAV(1)	9.32%	2.38%	2.42%
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at POP(2),(3)	6.86%	1.92%	2.19%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class C / PSTCX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C / PSTCX	$121	1.16%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 9.13%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 8.46%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C/PSTCX) at NAV(1) and with CDSC(2)	9.13%	2.13%	2.17%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class C1 / PMSTX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C1 / PMSTX	$173	1.66%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class C1 shares at NAV returned 8.63%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 8.46%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C1 shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C1/PMSTX) at NAV(1) and with CDSC(2)	8.63%	1.64%	1.68%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class I / PIMSX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class I / PIMSX	$68	0.65%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 9.82%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 8.46%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class I/PIMSX) at NAV(1)	9.82%	2.68%	2.70%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class R6 / VMSSX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class R6 / VMSSX	$55	0.52%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 9.87%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 8.46%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation, issue selection, and longer duration (sensitivity to changes in interest rates) contributed to Fund performance relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the Index) for the 12-month period. Issue selection within investment grade corporate bonds was additive to performance, however the underweight to the sector versus the benchmark had a negative impact. The Fund’s allocation to corporate high yield bonds contributed to performance, however positioning within the sector had a negative impact during the period. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year. In addition, selection within bank loans had a negative impact, although the allocation to the sector was beneficial.
FACTOR	IMPACT	SUMMARY
Investment grade corporate bonds	Mixed	Issue selection, driven by the overweight to BBB-rated securities and financials, had a positive impact on performance. However, the Fund’s underweight to investment grade corporates relative to the Index detracted from performance.

High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds was additive to performance. Stable fundamentals, strong technical factors, and attractive yields contributed to the positive performance. Issue selection had a negative impact during the fiscal year, however.

Bank loans	Mixed	The allocation to bank loans had a positive impact on performance, however the Fund’s higher-quality positioning within the sector was a slight detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as spread sectors posted positive returns and outperformed during the period. Spread sectors are investments other than risk-free government debt.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class R6/VMSSX) at NAV(1)	9.87%	2.84%	2.91%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.40%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	8.46%	2.33%	2.47%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$4,546,905
Total number of portfolio holdings	813
Total advisory fee paid (‘000s)	$17,649
Portfolio turnover rate as of the end of the reporting period	56%
Asset Allocation(1)
Corporate Bonds and Notes		29%
Financials	12%
Energy	3%
Industrials	3%
All other Corporate Bonds and Notes	11%
Asset-Backed Securities		26%
Mortgage-Backed Securities		25%
U.S. Government Securities		9%
Leveraged Loans		7%
Foreign Government Securities		3%
Other (includes short-term investment and securities lending collateral)		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Senior Floating Rate Fund
Class A / PSFRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class A / PSFRX	$101	0.97%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 8.77%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the Credit Suisse Leveraged Loan Index, which serves as the style-specific index, returned 9.62%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweights to land transportation, information technology, and telecommunications contributed to performance relative to the Credit Suisse Leveraged Loan Index. Underweights to credits rated CC, C, and Default; Split BBB; and B had a positive impact on Fund performance. Issue selection within information technology, health care, service, and cable/wireless video were contributors, along with selection within the CCC/Split CCC, Split BB, and Split BBB rating tiers. The Fund’s cash holdings also contributed. An overweight and issue selection in food/tobacco detracted from performance, along with issue selection within gaming/leisure and wireless communications. An underweight to CCC/Split CCC-rated credits hurt performance, though this was partially offset by positive issue selection. Issue selection within CC, C, and Default, not rated (NR), and B-rated loans detracted, though this was partially offset by the underweight to the CC, C, and Default category, which was positive.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) interest rate path	Negative	Markets anticipated rate cuts in the second half of the period, which caused bank loans—and, by extension, the Fund— to underperform relative to fixed-rate assets.
Individual security performance	Negative	One of the Fund’s investments, Del Monte, reworked its capital structure, or sources of financing, during the period, which had a negative impact on performance.
Positive supply/demand dynamics	Positive	Low issuance levels, a shrinking loan market, and strong collateralized loan obligation (CLO) issuance, which accounts for most of the demand within the bank loan market, had a positive effect on the market’s performance for the period.

Resilient fundamentals	Positive	Higher-than-expected jobs numbers caused the market to temper its expectations for interest rate cuts during the period. Borrowers also offset higher rates by managing capital expenditures and realizing cost savings. Both factors supported the performance of the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at NAV(1)	8.77%	4.60%	3.82%
Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at POP(2),(3)	5.78%	4.02%	3.53%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.62%	5.60%	4.85%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$199,928
Total number of portfolio holdings	262
Total advisory fee paid (‘000s)	$622
Portfolio turnover rate as of the end of the reporting period	93%
Asset Allocation(1)
Leveraged Loans		87%
Information Technology	12%
Health Care	12%
Service	10%
Gaming / Leisure	6%
Food / Tobacco	4%
Manufacturing	4%
Chemicals	4%
All other Leveraged Loans	35%
Corporate Bonds and Notes		5%
Exchange-Traded Fund		1%
Other (includes short-term investment)		7%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.90% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Senior Floating Rate Fund
Class C / PFSRX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class C / PFSRX	$179	1.72%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 7.96%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the Credit Suisse Leveraged Loan Index, which serves as the style-specific index, returned 9.62%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweights to land transportation, information technology, and telecommunications contributed to performance relative to the Credit Suisse Leveraged Loan Index. Underweights to credits rated CC, C, and Default; Split BBB; and B had a positive impact on Fund performance. Issue selection within information technology, health care, service, and cable/wireless video were contributors, along with selection within the CCC/Split CCC, Split BB, and Split BBB rating tiers. The Fund’s cash holdings also contributed. An overweight and issue selection in food/tobacco detracted from performance, along with issue selection within gaming/leisure and wireless communications. An underweight to CCC/Split CCC-rated credits hurt performance, though this was partially offset by positive issue selection. Issue selection within CC, C, and Default, not rated (NR), and B-rated loans detracted, though this was partially offset by the underweight to the CC, C, and Default category, which was positive.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) interest rate path	Negative	Markets anticipated rate cuts in the second half of the period, which caused bank loans—and, by extension, the Fund— to underperform relative to fixed-rate assets.
Individual security performance	Negative	One of the Fund’s investments, Del Monte, reworked its capital structure, or sources of financing, during the period, which had a negative impact on performance.
Positive supply/demand dynamics	Positive	Low issuance levels, a shrinking loan market, and strong collateralized loan obligation (CLO) issuance, which accounts for most of the demand within the bank loan market, had a positive effect on the market’s performance for the period.

Resilient fundamentals	Positive	Higher-than-expected jobs numbers caused the market to temper its expectations for interest rate cuts during the period. Borrowers also offset higher rates by managing capital expenditures and realizing cost savings. Both factors supported the performance of the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class C/PFSRX) at NAV(1) and with CDSC(2)	7.96%	3.83%	3.05%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.62%	5.60%	4.85%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$199,928
Total number of portfolio holdings	262
Total advisory fee paid (‘000s)	$622
Portfolio turnover rate as of the end of the reporting period	93%
Asset Allocation(1)
Leveraged Loans		87%
Information Technology	12%
Health Care	12%
Service	10%
Gaming / Leisure	6%
Food / Tobacco	4%
Manufacturing	4%
Chemicals	4%
All other Leveraged Loans	35%
Corporate Bonds and Notes		5%
Exchange-Traded Fund		1%
Other (includes short-term investment)		7%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 1.65% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Senior Floating Rate Fund
Class I / PSFIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class I / PSFIX	$75	0.72%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 9.04%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the Credit Suisse Leveraged Loan Index, which serves as the style-specific index, returned 9.62%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweights to land transportation, information technology, and telecommunications contributed to performance relative to the Credit Suisse Leveraged Loan Index. Underweights to credits rated CC, C, and Default; Split BBB; and B had a positive impact on Fund performance. Issue selection within information technology, health care, service, and cable/wireless video were contributors, along with selection within the CCC/Split CCC, Split BB, and Split BBB rating tiers. The Fund’s cash holdings also contributed. An overweight and issue selection in food/tobacco detracted from performance, along with issue selection within gaming/leisure and wireless communications. An underweight to CCC/Split CCC-rated credits hurt performance, though this was partially offset by positive issue selection. Issue selection within CC, C, and Default, not rated (NR), and B-rated loans detracted, though this was partially offset by the underweight to the CC, C, and Default category, which was positive.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) interest rate path	Negative	Markets anticipated rate cuts in the second half of the period, which caused bank loans—and, by extension, the Fund— to underperform relative to fixed-rate assets.
Individual security performance	Negative	One of the Fund’s investments, Del Monte, reworked its capital structure, or sources of financing, during the period, which had a negative impact on performance.
Positive supply/demand dynamics	Positive	Low issuance levels, a shrinking loan market, and strong collateralized loan obligation (CLO) issuance, which accounts for most of the demand within the bank loan market, had a positive effect on the market’s performance for the period.

Resilient fundamentals	Positive	Higher-than-expected jobs numbers caused the market to temper its expectations for interest rate cuts during the period. Borrowers also offset higher rates by managing capital expenditures and realizing cost savings. Both factors supported the performance of the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class I/PSFIX) at NAV(1)	9.04%	4.87%	4.08%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Credit Suisse Leveraged Loan Index	9.62%	5.60%	4.85%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$199,928
Total number of portfolio holdings	262
Total advisory fee paid (‘000s)	$622
Portfolio turnover rate as of the end of the reporting period	93%
Asset Allocation(1)
Leveraged Loans		87%
Information Technology	12%
Health Care	12%
Service	10%
Gaming / Leisure	6%
Food / Tobacco	4%
Manufacturing	4%
Chemicals	4%
All other Leveraged Loans	35%
Corporate Bonds and Notes		5%
Exchange-Traded Fund		1%
Other (includes short-term investment)		7%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective January 1, 2024, a new expense limitation of 0.65% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Newfleet Senior Floating Rate Fund
Class R6 / VRSFX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class R6 / VRSFX	$64	0.61%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 9.04%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 11.57% and the Credit Suisse Leveraged Loan Index, which serves as the style-specific index, returned 9.62%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s underweights to land transportation, information technology, and telecommunications contributed to performance relative to the Credit Suisse Leveraged Loan Index. Underweights to credits rated CC, C, and Default; Split BBB; and B had a positive impact on Fund performance. Issue selection within information technology, health care, service, and cable/wireless video were contributors, along with selection within the CCC/Split CCC, Split BB, and Split BBB rating tiers. The Fund’s cash holdings also contributed. An overweight and issue selection in food/tobacco detracted from performance, along with issue selection within gaming/leisure and wireless communications. An underweight to CCC/Split CCC-rated credits hurt performance, though this was partially offset by positive issue selection. Issue selection within CC, C, and Default, not rated (NR), and B-rated loans detracted, though this was partially offset by the underweight to the CC, C, and Default category, which was positive.
FACTOR	IMPACT	SUMMARY
Federal Reserve (Fed) interest rate path	Negative	Markets anticipated rate cuts in the second half of the period, which caused bank loans—and, by extension, the Fund— to underperform relative to fixed-rate assets.
Individual security performance	Negative	One of the Fund’s investments, Del Monte, reworked its capital structure, or sources of financing, during the period, which had a negative impact on performance.
Positive supply/demand dynamics	Positive	Low issuance levels, a shrinking loan market, and strong collateralized loan obligation (CLO) issuance, which accounts for most of the demand within the bank loan market, had a positive effect on the market’s performance for the period.

Resilient fundamentals	Positive	Higher-than-expected jobs numbers caused the market to temper its expectations for interest rate cuts during the period. Borrowers also offset higher rates by managing capital expenditures and realizing cost savings. Both factors supported the performance of the loan market.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus Newfleet Senior Floating Rate Fund (Class R6/VRSFX) at NAV(1)	9.04%	4.97%	4.56%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.40%
Credit Suisse Leveraged Loan Index	9.62%	5.60%	5.24%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$199,928
Total number of portfolio holdings	262
Total advisory fee paid (‘000s)	$622
Portfolio turnover rate as of the end of the reporting period	93%
Asset Allocation(1)
Leveraged Loans		87%
Information Technology	12%
Health Care	12%
Service	10%
Gaming / Leisure	6%
Food / Tobacco	4%
Manufacturing	4%
Chemicals	4%
All other Leveraged Loans	35%
Corporate Bonds and Notes		5%
Exchange-Traded Fund		1%
Other (includes short-term investment)		7%
Total		100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Tax-Exempt Bond Fund
Class A / HXBZX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class A / HXBZX	$86	0.83%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 7.70%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 10.37%, the ICE BofA 1-22 Year U.S. Municipal Securities Index, which serves as the style-specific index, returned 9.11% and the Bloomberg U.S. Aggregate Bond Index, returned 11.57%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overweight allocations to the hospital, leasing, and industrial development revenue (IDR) sectors, along with underweights in state general obligation (GO) bonds and power, positively contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year US Municipal Securities Index (the Index), during the fiscal year. An underweight allocation to special tax and overweights to transportation and housing detracted from performance. Security selection in transportation, local GO, housing, and power positively contributed to performance while security selection in leasing, IDR, health care, and special tax detracted. The largest contributors to performance for the 12-month period were issues of Pennsylvania Turnpike, Santa Clarita Community College, Central Texas Regional Mobility, and Georgetown School District. The biggest detractors from performance during the period were cash, Miami-Dade School District, Colorado Energy Natural Gas Revenue, Washington DC Airport, and Seminole County School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As COVID impacts faded, airport and toll road credits outperformed with strong volumes and numerous upgrades to facilities. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting toward these two subsectors.

The municipal yield curve steepened with long duration outperforming	Mixed	The municipal yield curve steepened and returned to its normal shape as investors grew more confident that Federal Reserve (Fed) rate cuts would be coming. The Fund benefitted from exposure to the long end of the curve. However, its shorter duration, or sensitivity to changes in interest rates, relative to the Index detracted from performance.

Lower coupon bonds outperformed	Negative	The Fund was underexposed to 0% and 4% coupon securities versus the Index and did not benefit as much from the strong performance these securities exhibited.
Credit spreads tightened	Positive	The Fund was overweight A- and BBB-rated securities versus the Index and benefitted from spread tightening. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.  Effective March 22, 2024, the Fund's broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at NAV(1)	7.70%	0.76%	1.77%
Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at POP(2),(3)	4.73%	0.20%	1.49%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 1-22 Year U.S. Municipal Securities Index	9.11%	1.50%	2.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$53,943
Total number of portfolio holdings	87
Total advisory fee paid (‘000s)	$98
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Tax-Exempt Bond Fund
Class C / PXCZX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class C / PXCZX	$163	1.58%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 6.90%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 10.37%, the ICE BofA 1-22 Year U.S. Municipal Securities Index, which serves as the style-specific index, returned 9.11% and the Bloomberg U.S. Aggregate Bond Index, returned 11.57%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overweight allocations to the hospital, leasing, and industrial development revenue (IDR) sectors, along with underweights in state general obligation (GO) bonds and power, positively contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year US Municipal Securities Index (the Index), during the fiscal year. An underweight allocation to special tax and overweights to transportation and housing detracted from performance. Security selection in transportation, local GO, housing, and power positively contributed to performance while security selection in leasing, IDR, health care, and special tax detracted. The largest contributors to performance for the 12-month period were issues of Pennsylvania Turnpike, Santa Clarita Community College, Central Texas Regional Mobility, and Georgetown School District. The biggest detractors from performance during the period were cash, Miami-Dade School District, Colorado Energy Natural Gas Revenue, Washington DC Airport, and Seminole County School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As COVID impacts faded, airport and toll road credits outperformed with strong volumes and numerous upgrades to facilities. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting toward these two subsectors.

The municipal yield curve steepened with long duration outperforming	Mixed	The municipal yield curve steepened and returned to its normal shape as investors grew more confident that Federal Reserve (Fed) rate cuts would be coming. The Fund benefitted from exposure to the long end of the curve. However, its shorter duration, or sensitivity to changes in interest rates, relative to the Index detracted from performance.

Lower coupon bonds outperformed	Negative	The Fund was underexposed to 0% and 4% coupon securities versus the Index and did not benefit as much from the strong performance these securities exhibited.
Credit spreads tightened	Positive	The Fund was overweight A- and BBB-rated securities versus the Index and benefitted from spread tightening. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.  Effective March 22, 2024, the Fund's broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class C/PXCZX) at NAV(1) and with CDSC(2)	6.90%	0.01%	1.00%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 1-22 Year U.S. Municipal Securities Index	9.11%	1.50%	2.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$53,943
Total number of portfolio holdings	87
Total advisory fee paid (‘000s)	$98
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus Seix Tax-Exempt Bond Fund
Class I / HXBIX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class I / HXBIX	$60	0.58%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 7.96%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 10.37%, the ICE BofA 1-22 Year U.S. Municipal Securities Index, which serves as the style-specific index, returned 9.11% and the Bloomberg U.S. Aggregate Bond Index, returned 11.57%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overweight allocations to the hospital, leasing, and industrial development revenue (IDR) sectors, along with underweights in state general obligation (GO) bonds and power, positively contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year US Municipal Securities Index (the Index), during the fiscal year. An underweight allocation to special tax and overweights to transportation and housing detracted from performance. Security selection in transportation, local GO, housing, and power positively contributed to performance while security selection in leasing, IDR, health care, and special tax detracted. The largest contributors to performance for the 12-month period were issues of Pennsylvania Turnpike, Santa Clarita Community College, Central Texas Regional Mobility, and Georgetown School District. The biggest detractors from performance during the period were cash, Miami-Dade School District, Colorado Energy Natural Gas Revenue, Washington DC Airport, and Seminole County School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong airport and toll road performance	Positive	As COVID impacts faded, airport and toll road credits outperformed with strong volumes and numerous upgrades to facilities. Fund performance benefitted from strong security selection within the transportation sector owing to our weighting toward these two subsectors.

The municipal yield curve steepened with long duration outperforming	Mixed	The municipal yield curve steepened and returned to its normal shape as investors grew more confident that Federal Reserve (Fed) rate cuts would be coming. The Fund benefitted from exposure to the long end of the curve. However, its shorter duration, or sensitivity to changes in interest rates, relative to the Index detracted from performance.

Lower coupon bonds outperformed	Negative	The Fund was underexposed to 0% and 4% coupon securities versus the Index and did not benefit as much from the strong performance these securities exhibited.
Credit spreads tightened	Positive	The Fund was overweight A- and BBB-rated securities versus the Index and benefitted from spread tightening. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.  Effective March 22, 2024, the Fund's broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class I/HXBIX) at NAV(1)	7.96%	1.01%	2.03%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
ICE BofA 1-22 Year U.S. Municipal Securities Index	9.11%	1.50%	2.38%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$53,943
Total number of portfolio holdings	87
Total advisory fee paid (‘000s)	$98
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Municipal Bonds	97%
Short-Term Investment	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA Emerging Markets Equity Fund
Class A / HEMZX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class A / HEMZX	$163	1.57%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2024, the Fund’s Class A shares at NAV returned 7.57%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Vontobel Asset Management (“Vontobel”) served as subadviser to the Fund through December 26, 2023, after which subadviser responsibilities were transferred to SGA. For the period Vontobel served as subadviser, the Fund underperformed the MSCI Emerging Markets Index (net). The Fund’s underweight to information technology, which was the best performing sector in the Index, was a significant detractor from relative returns. Additionally, an overweight to consumer staples and consumer discretionary sectors, which lagged, detracted as well. Security selection in consumer discretionary also detracted, especially consumer companies in China, where the post-COVID peak economic recovery has been patchy.  The five largest contributors to Fund performance during the period Vontobel managed it were Taiwan Semiconductor Manufacturing Co., HDFC Bank, TOTVS S.A., and MercadoLibre, Inc. The five largest detractors from Fund performance during the period Vontobel managed it were Budweiser Brewing Co.APAC, AIA Group Limited,  L’Oreal S.A., Bajaj Finance Limited, and CP All.
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. SGA began serving as subadviser to the Fund on December 27, 2023. Performance commentary only pertains to the period for which SGA served as subadviser. The Fund underperformed the MSCI Emerging Markets Index (net) over the period. Within the Index, companies with higher growth prospects underperformed, while business quality metrics, which are key elements of our investment approach, received a mixed reward. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the consumer staples, financials, and communication services sectors detracted most from relative returns. Sector allocations also detracted from relative returns, driven primarily by a significant overweight exposure to consumer staples. The five largest contributors to Fund performance were Fast Retailing, MercadoLibre, Tencent, Unilever, and Infosys. The five largest detractors from Fund performance were XP, Wal-Mart de Mexico, Naver, FEMSA, and Mengniu Dairy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fast Retailing	Positive	The company experienced strong growth across most geographies, along with expansion of profit margins.
MercadoLibre	Positive	The company displayed strong revenue growth despite regional weakness.
XP	Negative	The company’s shares were negatively affected by the weak Brazilian market and weak first quarter net client inflows.
Wal-Mart de Mexico	Negative	Wal-Mart suffered from the broad weakness in Mexican stocks following that country’s general election.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at NAV(1)	7.57%	(2.10)%	0.20%
Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at POP(2),(3)	1.66%	(3.20)%	(0.37)%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$696,949
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$7,450
Portfolio turnover rate as of the end of the reporting period	125%
Asset Allocation(1)
Consumer Staples	26%
Financials	25%
Consumer Discretionary	20%
Information Technology	17%
Communication Services	10%
Materials	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Effective December 27, 2023, a new expense limitation of 1.48% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA Emerging Markets Equity Fund
Class C / PICEX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class C / PICEX	$239	2.31%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2024, the Fund’s Class C shares at NAV returned 6.83%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Vontobel Asset Management (“Vontobel”) served as subadviser to the Fund through December 26, 2023, after which subadviser responsibilities were transferred to SGA. For the period Vontobel served as subadviser, the Fund underperformed the MSCI Emerging Markets Index (net). The Fund’s underweight to information technology, which was the best performing sector in the Index, was a significant detractor from relative returns. Additionally, an overweight to consumer staples and consumer discretionary sectors, which lagged, detracted as well. Security selection in consumer discretionary also detracted, especially consumer companies in China, where the post-COVID peak economic recovery has been patchy.  The five largest contributors to Fund performance during the period Vontobel managed it were Taiwan Semiconductor Manufacturing Co., HDFC Bank, TOTVS S.A., and MercadoLibre, Inc. The five largest detractors from Fund performance during the period Vontobel managed it were Budweiser Brewing Co.APAC, AIA Group Limited,  L’Oreal S.A., Bajaj Finance Limited, and CP All.
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. SGA began serving as subadviser to the Fund on December 27, 2023. Performance commentary only pertains to the period for which SGA served as subadviser. The Fund underperformed the MSCI Emerging Markets Index (net) over the period. Within the Index, companies with higher growth prospects underperformed, while business quality metrics, which are key elements of our investment approach, received a mixed reward. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the consumer staples, financials, and communication services sectors detracted most from relative returns. Sector allocations also detracted from relative returns, driven primarily by a significant overweight exposure to consumer staples. The five largest contributors to Fund performance were Fast Retailing, MercadoLibre, Tencent, Unilever, and Infosys. The five largest detractors from Fund performance were XP, Wal-Mart de Mexico, Naver, FEMSA, and Mengniu Dairy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fast Retailing	Positive	The company experienced strong growth across most geographies, along with expansion of profit margins.
MercadoLibre	Positive	The company displayed strong revenue growth despite regional weakness.
XP	Negative	The company’s shares were negatively affected by the weak Brazilian market and weak first quarter net client inflows.
Wal-Mart de Mexico	Negative	Wal-Mart suffered from the broad weakness in Mexican stocks following that country’s general election.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class C/PICEX) at NAV(1) and with CDSC(2)	6.83%	(2.76)%	(0.50)%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$696,949
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$7,450
Portfolio turnover rate as of the end of the reporting period	125%
Asset Allocation(1)
Consumer Staples	26%
Financials	25%
Consumer Discretionary	20%
Information Technology	17%
Communication Services	10%
Materials	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Effective December 27, 2023, a new expense limitation of 2.23% went into effect for Class C shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA Emerging Markets Equity Fund
Class I / HIEMX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class I / HIEMX	$134	1.29%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2024, the Fund’s Class I shares at NAV returned 7.87%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Vontobel Asset Management (“Vontobel”) served as subadviser to the Fund through December 26, 2023, after which subadviser responsibilities were transferred to SGA. For the period Vontobel served as subadviser, the Fund underperformed the MSCI Emerging Markets Index (net). The Fund’s underweight to information technology, which was the best performing sector in the Index, was a significant detractor from relative returns. Additionally, an overweight to consumer staples and consumer discretionary sectors, which lagged, detracted as well. Security selection in consumer discretionary also detracted, especially consumer companies in China, where the post-COVID peak economic recovery has been patchy.  The five largest contributors to Fund performance during the period Vontobel managed it were Taiwan Semiconductor Manufacturing Co., HDFC Bank, TOTVS S.A., and MercadoLibre, Inc. The five largest detractors from Fund performance during the period Vontobel managed it were Budweiser Brewing Co.APAC, AIA Group Limited,  L’Oreal S.A., Bajaj Finance Limited, and CP All.
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. SGA began serving as subadviser to the Fund on December 27, 2023. Performance commentary only pertains to the period for which SGA served as subadviser. The Fund underperformed the MSCI Emerging Markets Index (net) over the period. Within the Index, companies with higher growth prospects underperformed, while business quality metrics, which are key elements of our investment approach, received a mixed reward. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the consumer staples, financials, and communication services sectors detracted most from relative returns. Sector allocations also detracted from relative returns, driven primarily by a significant overweight exposure to consumer staples. The five largest contributors to Fund performance were Fast Retailing, MercadoLibre, Tencent, Unilever, and Infosys. The five largest detractors from Fund performance were XP, Wal-Mart de Mexico, Naver, FEMSA, and Mengniu Dairy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fast Retailing	Positive	The company experienced strong growth across most geographies, along with expansion of profit margins.
MercadoLibre	Positive	The company displayed strong revenue growth despite regional weakness.
XP	Negative	The company’s shares were negatively affected by the weak Brazilian market and weak first quarter net client inflows.
Wal-Mart de Mexico	Negative	Wal-Mart suffered from the broad weakness in Mexican stocks following that country’s general election.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class I/HIEMX) at NAV(1)	7.87%	(1.78)%	0.50%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$696,949
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$7,450
Portfolio turnover rate as of the end of the reporting period	125%
Asset Allocation(1)
Consumer Staples	26%
Financials	25%
Consumer Discretionary	20%
Information Technology	17%
Communication Services	10%
Materials	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Effective December 27, 2023, a new expense limitation of 1.23% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus SGA Emerging Markets Equity Fund
Class R6 / VREMX
Annual SHAREHOLDER REPORT | September 30, 2024
This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class R6 / VREMX	$106	1.02%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2024, the Fund’s Class R6 shares at NAV returned 8.20%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 26.05%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Vontobel Asset Management (“Vontobel”) served as subadviser to the Fund through December 26, 2023, after which subadviser responsibilities were transferred to SGA. For the period Vontobel served as subadviser, the Fund underperformed the MSCI Emerging Markets Index (net). The Fund’s underweight to information technology, which was the best performing sector in the Index, was a significant detractor from relative returns. Additionally, an overweight to consumer staples and consumer discretionary sectors, which lagged, detracted as well. Security selection in consumer discretionary also detracted, especially consumer companies in China, where the post-COVID peak economic recovery has been patchy.  The five largest contributors to Fund performance during the period Vontobel managed it were Taiwan Semiconductor Manufacturing Co., HDFC Bank, TOTVS S.A., and MercadoLibre, Inc. The five largest detractors from Fund performance during the period Vontobel managed it were Budweiser Brewing Co.APAC, AIA Group Limited,  L’Oreal S.A., Bajaj Finance Limited, and CP All.
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of SGA’s fundamental, bottom-up investment process. SGA began serving as subadviser to the Fund on December 27, 2023. Performance commentary only pertains to the period for which SGA served as subadviser. The Fund underperformed the MSCI Emerging Markets Index (net) over the period. Within the Index, companies with higher growth prospects underperformed, while business quality metrics, which are key elements of our investment approach, received a mixed reward. Companies with higher gross profit margins, indicating pricing power, performed well, while companies with lower debt-to-equity ratios, indicating financial strength, and greater sales stability, as demonstrated by recurring revenues, underperformed. Stock selection in the consumer staples, financials, and communication services sectors detracted most from relative returns. Sector allocations also detracted from relative returns, driven primarily by a significant overweight exposure to consumer staples. The five largest contributors to Fund performance were Fast Retailing, MercadoLibre, Tencent, Unilever, and Infosys. The five largest detractors from Fund performance were XP, Wal-Mart de Mexico, Naver, FEMSA, and Mengniu Dairy. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Fast Retailing	Positive	The company experienced strong growth across most geographies, along with expansion of profit margins.
MercadoLibre	Positive	The company displayed strong revenue growth despite regional weakness.
XP	Negative	The company’s shares were negatively affected by the weak Brazilian market and weak first quarter net client inflows.
Wal-Mart de Mexico	Negative	Wal-Mart suffered from the broad weakness in Mexican stocks following that country’s general election.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 12, 2014). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/24	1 Year	5 Years	Since Inception
Virtus SGA Emerging Markets Equity Fund (Class R6/VREMX) at NAV(1)	8.20%	(1.51)%	0.52%
MSCI Emerging Markets Index (net)	26.05%	5.75%	4.15%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2024)
Fund net assets (‘000s)	$696,949
Total number of portfolio holdings	27
Total advisory fee paid (‘000s)	$7,450
Portfolio turnover rate as of the end of the reporting period	125%
Asset Allocation(1)
Consumer Staples	26%
Financials	25%
Consumer Discretionary	20%
Information Technology	17%
Communication Services	10%
Materials	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2024.
Material Fund Changes
Effective December 27, 2023, the Fund was renamed and Sustainable Growth Advisers, LP became the Fund’s new subadviser.
Where can I find more information?
For more information about the Fund including its Prospectus, Financial Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $480,540 for 2023 and $363,528 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $23,460 for 2023 and $47,825 for 2024. Such audit-related fees include the out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $72,663 for 2023 and $126,522 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Opportunities Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $96,123 for 2023 and $174,347 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6.	Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST

September 30, 2024
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Seix Tax-Exempt Bond Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Business Development Company (“BDC”)
A type of pooled investment vehicle that is often described as a hybrid between a traditional investment company and an operating company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans but backs or guarantees them in the secondary mortgage market.
Federal Reserve (“Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2024
Permanent School Fund Guarantee Program (“PSF GTD”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
School Bond Guaranty (“SCH BD GTY”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—20.2%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 561
3.875%, 5/15/43	1,440	1,386
3.000%, 8/15/48	3,115	2,526
1.250%, 5/15/50	5,910	3,163
1.375%, 8/15/50	9,840	5,420
1.875%, 2/15/51	1,335	836
1.875%, 11/15/51	940	586
2.250%, 2/15/52	950	648
2.875%, 5/15/52	985	771
4.000%, 11/15/52	2,800	2,725
3.625%, 2/15/53	1,420	1,291
3.625%, 5/15/53	7,550	6,871
4.125%, 8/15/53	6,110	6,084
4.750%, 11/15/53	1,590	1,756
4.250%, 2/15/54	9,175	9,350
4.625%, 5/15/54	5,930	6,432
4.250%, 8/15/54	4,155	4,243
U.S. Treasury Notes
4.625%, 6/30/26	4,390	4,458
4.375%, 8/15/26	3,155	3,194
4.250%, 6/30/29	2,410	2,480
3.625%, 8/31/29	4,300	4,313
1.500%, 2/15/30	1,265	1,136
3.375%, 5/15/33	2,435	2,367
4.500%, 11/15/33	870	919
4.375%, 5/15/34	4,705	4,928
3.875%, 8/15/34	4,260	4,290
Total U.S. Government Securities (Identified Cost $83,468)		82,734

Foreign Government Securities—2.5%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(1)	135	143
144A 3.875%, 4/16/50(1)	165	138
Costa Rica Government
144A 6.550%, 4/3/34(1)	110	117
144A 7.300%, 11/13/54(1)	65	72
Dominican Republic 144A 4.875%, 9/23/32(1)	835	796
Federative Republic of Brazil
6.000%, 10/20/33	670	681
7.125%, 5/13/54	105	109
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	570	397
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	160	172
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	185	159
Oman Government International Bond
144A 7.375%, 10/28/32(1)	295	339
	Par Value	Value

Foreign Government Securities—continued
144A 6.750%, 1/17/48(1)	$ 100	$ 108
Republic of Colombia 8.000%, 11/14/35	495	527
Republic of Guatemala 144A 6.600%, 6/13/36(1)	225	235
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	205	210
Republic of Panama 8.000%, 3/1/38	890	1,003
Republic of Paraguay 144A 6.000%, 2/9/36(1)	150	158
Republic of Philippines 4.750%, 3/5/35	255	258
Republic of Poland 4.875%, 10/4/33	470	477
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	214
Republic of South Africa
5.875%, 6/22/30	230	232
5.650%, 9/27/47	60	50
Republic of Turkiye
9.125%, 7/13/30	430	491
7.625%, 5/15/34	455	483
6.625%, 2/17/45	135	123
Romania Government International Bond 144A 5.875%, 1/30/29(1)	790	809
Saudi International Bond
144A 4.875%, 7/18/33(1)	425	432
144A 4.500%, 10/26/46(1)	185	163
State of Qatar 144A 3.750%, 4/16/30(1)	385	381
United Mexican States
6.350%, 2/9/35	155	162
6.000%, 5/7/36	345	351
6.400%, 5/7/54	135	135
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	65	65
Total Foreign Government Securities (Identified Cost $10,003)		10,190

Mortgage-Backed Securities—27.8%
Agency—8.7%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	436	449
Pool #SD2026 5.000%, 11/1/52	1,503	1,504
Pool #SD3238 5.500%, 12/1/52	138	140
Pool #SD5856 3.500%, 1/1/54	5,080	4,731
Pool #SD8289 5.500%, 1/1/53	2,905	2,940
	Par Value	Value

Agency—continued
Pool #SD8309 6.000%, 3/1/53	$ 2,767	$ 2,832
Pool #SD8317 6.000%, 4/1/53	392	401
Pool #SD8343 6.000%, 7/1/53	1,311	1,340
Pool #SD8350 6.000%, 8/1/53	771	788
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	4	4
Pool #535371 6.500%, 5/1/30	—(2)	—(2)
Pool #590108 7.000%, 7/1/31	2	2
Pool #880117 5.500%, 4/1/36	16	17
Pool #909092 6.000%, 9/1/37	6	7
Pool #909220 6.000%, 8/1/38	66	69
Pool #938574 5.500%, 9/1/36	34	35
Pool #986067 6.000%, 8/1/38	1	1
Pool #CB6857 4.500%, 8/1/53	2,460	2,420
Pool #FS4438 5.000%, 11/1/52	133	133
Pool #FS6679 6.000%, 12/1/53	2,187	2,238
Pool #FS7751 4.000%, 3/1/53	5,587	5,365
Pool #FS8360 3.500%, 9/1/52	2,459	2,290
Pool #MA4785 5.000%, 10/1/52	315	315
Pool #MA4805 4.500%, 11/1/52	478	470
Pool #MA4980 6.000%, 4/1/53	2,136	2,185
Pool #MA5072 5.500%, 7/1/53	1,756	1,776
Pool #MA5385 4.000%, 6/1/54	3,316	3,185
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	5	5
		35,642

Non-Agency—19.1%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(3)	1,264	1,284
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	779	743
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	726	645
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-B, A1 144A 3.500%, 3/27/62(1)(3)	$ 780	$ 748
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	251
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	98
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	247
2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	434
Angel Oak Mortgage Trust
2021-6, A1 144A 1.458%, 9/25/66(1)(3)	1,824	1,527
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	897	797
2022-5, A1 144A 4.500%, 5/25/67(1)(3)	1,176	1,165
2023-1, A1 144A 4.750%, 9/26/67(1)(3)	1,619	1,609
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	531	493
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	55	54
2019-2, A1 144A 3.347%, 4/25/49(1)(3)	23	23
2020-1, A3 144A 3.328%, 3/25/55(1)	850	777
2022-1, A1B 144A 3.269%, 12/25/56(1)(3)	270	252
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.016%, 3/15/37(1)(3)	1,595	1,507
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	239
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.995%, 4/15/37(1)(3)	1,345	1,349
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.057%, 2/15/39(1)(3)	247	245
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.488%, 3/15/41(1)(3)	1,331	1,331
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	875	813
	Par Value	Value

Non-Agency—continued
2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	$ 1,825	$ 1,680
2022-CLS, A 144A 5.760%, 10/13/27(1)	750	757
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.717%, 9/15/38(1)(3)	635	636
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	69	63
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	142	132
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.702%, 5/25/34(3)	50	50
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(3)	538	512
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	251	244
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	261	257
2022-5, A1 144A 4.550%, 4/25/67(1)(3)	769	761
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	1,400	1,434
2024-5, A1 144A 5.123%, 8/25/69(1)(3)	924	926
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	1,185	1,154
2020-CBM, B 144A 3.099%, 2/10/37(1)	210	206
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	202
2020-1, A1 144A 1.832%, 3/15/50(1)	40	40
2020-3, A 144A 1.358%, 8/15/53(1)	99	95
2020-4, A 144A 1.174%, 12/15/52(1)	151	146
2022-1, A 144A 4.744%, 6/17/55(1)(3)	646	648
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(3)	268	250
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	280	251
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	377	344
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	$ 26	$ 25
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	1,255	1,109
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(1)(3)	897	917
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/29(1)(3)	2,010	2,005
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	225	213
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(3)	36	34
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(3)	367	340
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	796	776
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.011%, 2/15/38(1)(3)	810	727
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,412	1,429
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(3)	797	790
JPMorgan Chase Commercial Mortgage Securities Trust
2013-C13, E 144A 3.986%, 1/15/46(1)(3)	540	472
2024-OMNI, A 144A 5.797%, 10/5/39(1)(3)	1,115	1,142
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	438	391
2017-5, A1 144A 5.425%, 10/26/48(1)(3)	10	10
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(1)(3)	875	883
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(3)	225	229
MetLife Securitization Trust 2017-1A, M1 144A 3.467%, 4/25/55(1)(3)	305	276
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(3)	1,542	1,533
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(3)	$ 1,651	$ 1,613
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(3)	744	745
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	172	160
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(3)	569	515
2019-1, M2 144A 3.500%, 10/25/69(1)(3)	155	143
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	73	69
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	800	846
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,147	1,054
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	44	43
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	30	29
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	24	23
2016-3A, B1 144A 4.000%, 9/25/56(1)(3)	466	454
2016-4A, B1A 144A 4.500%, 11/25/56(1)(3)	178	175
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	701	680
2018-2A, A1 144A 4.500%, 2/25/58(1)(3)	84	84
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(3)	650	587
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	795	745
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(3)	688	647
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	371	363
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(3)	138	118
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(3)	633	602
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(1)(3)	2,051	1,846
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(3)	561	571
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	900	914
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	824	845
2024-HYB1, A1 144A 3.602%, 3/25/53(1)(3)	671	655
	Par Value	Value

Non-Agency—continued
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	$ 1,313	$ 1,334
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(3)	410	417
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(3)	676	620
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	328	288
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(3)	1,003	985
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(3)	103	91
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(3)	619	624
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	951	966
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(3)	18	17
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(3)	1,486	1,280
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(3)	550	571
Towd Point Mortgage Trust
2015-6, B2 144A 3.839%, 4/25/55(1)(3)	635	600
2016-4, B1 144A 4.019%, 7/25/56(1)(3)	310	301
2017-1, M1 144A 3.750%, 10/25/56(1)(3)	340	334
2017-4, A2 144A 3.000%, 6/25/57(1)(3)	570	535
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	670	643
2018-6, A1B 144A 3.750%, 3/25/58(1)(3)	1,000	969
2018-6, A2 144A 3.750%, 3/25/58(1)(3)	600	561
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	100	98
2019-2, A2 144A 3.750%, 12/25/58(1)(3)	990	918
2019-4, A2 144A 3.250%, 10/25/59(1)(3)	240	219
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.569%, 5/25/58(1)(3)	100	102
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	405	382
2021-1, A2 144A 2.750%, 11/25/61(1)(3)	355	301
	Par Value	Value

Non-Agency—continued
2023-1, A1 144A 3.750%, 1/25/63(1)	$ 1,414	$ 1,359
2024-1, A1 144A 4.526%, 3/25/64(1)(3)	932	942
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	185
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	285
VCAT LLC 2021-NPL2, A1 144A 5.115%, 3/27/51(1)(3)	26	26
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(1)(3)	235	232
2022-4, A1 144A 4.474%, 4/25/67(1)(3)	832	825
2022-6, A1 144A 4.910%, 6/25/67(1)(3)	886	883
2022-6, A3 144A 4.910%, 6/25/67(1)(3)	759	753
2022-7, A1 144A 5.152%, 7/25/67(1)(3)	1,512	1,505
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	1,578	1,603
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	45	42
2021-1R, A1 144A 1.280%, 5/25/56(1)	229	211
2022-1, A2 144A 5.850%, 8/25/57(1)(3)	414	413
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	361	350
		78,016

Total Mortgage-Backed Securities (Identified Cost $113,282)		113,658

Asset-Backed Securities—11.3%
Automobiles—4.1%
American Credit Acceptance Receivables Trust
2022-1, D 144A 2.460%, 3/13/28(1)	495	489
2024-1, C 144A 5.630%, 1/14/30(1)	560	566
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	704	721
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	381	369
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(1)	$ 475	$ 484
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	402	409
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	288	288
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	905	870
2021-N3, D 1.580%, 6/12/28	60	58
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	429	444
2024-A, C 144A 5.740%, 4/15/30(1)	540	549
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	488	497
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(1)	384	384
2023-3A, C 144A 6.400%, 5/15/29(1)	200	204
Exeter Automobile Receivables Trust
2023-1A, B 5.720%, 4/15/27	337	337
2023-2A, B 5.610%, 9/15/27	558	560
2023-5A, B 6.580%, 4/17/28	450	459
2024-5A, B 4.480%, 4/16/29	1,015	1,014
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	141	143
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	129	128
2022-1A, C 144A 3.130%, 5/15/28(1)	270	265
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(1)	215	212
2023-2, A2 144A 5.990%, 5/15/28(1)	213	214
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	385	398
2023-2A, A3 144A 6.380%, 2/15/29(1)	353	366
	Par Value	Value

Automobiles—continued
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	$ 256	$ 257
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	267
2022-1A, A 144A 5.210%, 6/15/27(1)	260	261
2023-2A, D 144A 6.300%, 2/15/31(1)	265	270
2023-4A, C 144A 6.760%, 3/15/29(1)	466	486
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	87	87
2024-2A, A2 144A 5.990%, 5/15/29(1)	670	678
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(1)	545	554
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	642	643
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	452	464
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(1)	54	54
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	322
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	260
2024-1A, B 144A 5.550%, 11/15/27(1)	700	710
2024-2A, B 144A 5.620%, 3/15/30(1)	870	886
		16,627

Consumer Loans—0.5%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(1)	108	109
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	510	520
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	249	251
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	262
	Par Value	Value

Consumer Loans—continued
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	$ 310	$ 315
2024-1A, B 144A 6.290%, 2/18/31(1)	675	688
		2,145

Credit Card—0.2%
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	178	176
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(1)	720	734
		910

Equipment—0.2%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	715	722
Other—6.3%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	340	361
Affirm Asset Securitization Trust 2024-B, A 144A 4.620%, 9/15/29(1)	410	410
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	569	596
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	38	37
2019-A, C 144A 4.010%, 7/16/40(1)	162	157
2020-AA, B 144A 2.790%, 7/17/46(1)	264	250
2024-A, B 144A 5.060%, 4/18/50(1)	1,025	1,025
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	485	497
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	492	503
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	278	285
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	160	151
CCG Receivables Trust 2024-1, B 144A 5.080%, 3/15/32(1)	860	868
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	$ 667	$ 676
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	133	133
2023-2, B 144A 6.410%, 5/15/34(1)	465	478
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	46	45
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(1)	80	75
2023-2A, A 144A 6.530%, 6/15/49(1)	297	306
2024-2A, A 144A 4.600%, 3/15/50(1)	930	932
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(1)	687	709
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	318	312
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	965	965
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	70	66
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	570	588
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	261	263
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	128	123
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	34	33
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	158	140
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	356	340
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(1)	260	258
2024-A, A2 144A 5.150%, 12/15/31(1)	885	890
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	285	292
2023-3A, B 144A 6.480%, 7/20/29(1)	532	547
	Par Value	Value

Other—continued
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(1)	$ 740	$ 762
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	446	457
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(3)	609	616
Progress Residential Trust
2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	195
2024-SFR5, A 144A 3.000%, 8/9/29(1)	1,000	932
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(3)	983	1,006
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(3)	522	528
Reach ABS Trust 2024-2A, B 144A 5.840%, 7/15/31(1)	1,000	1,017
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	1,250	1,246
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	174	177
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	760	768
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	928	929
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(3)	275	278
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	705	724
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(1)	345	343
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	875	889
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	975	974
VFI ABS LLC
2022-1A, B 144A 3.040%, 7/24/28(1)	257	256
2023-1A, A 144A 7.270%, 3/26/29(1)	219	222
	Par Value	Value

Other—continued
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	$ 383	$ 352
		25,982

Total Asset-Backed Securities (Identified Cost $45,873)		46,386

Corporate Bonds and Notes—32.9%
Communication Services—0.6%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	23
144A 4.750%, 3/1/30(1)	670	616
CSC Holdings LLC 144A 11.750%, 1/31/29(1)	305	295
DIRECTV Financing LLC 144A 5.875%, 8/15/27(1)	720	707
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	171
Sprint Capital Corp. 8.750%, 3/15/32	425	527
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	305	305
		2,644

Consumer Discretionary—1.3%
Aptiv plc 6.875%, 12/15/54	690	697
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(1)	540	552
144A 5.800%, 4/15/34(1)	530	554
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	560	536
Ford Motor Co. 4.750%, 1/15/43	110	91
Ford Motor Credit Co. LLC 6.800%, 5/12/28	200	210
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,138	1,088
Newell Brands, Inc. 6.375%, 9/15/27(4)	410	415
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	295	312
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	250	260
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	800	790
		5,505

Consumer Staples—1.0%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	236
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	490	528
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
BAT Capital Corp.
7.750%, 10/19/32	$ 398	$ 471
4.390%, 8/15/37	245	223
4.758%, 9/6/49	245	211
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	343
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	630	632
Pilgrim’s Pride Corp. 6.250%, 7/1/33	927	984
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	220	227
144A 6.375%, 3/1/33(1)	375	381
		4,236

Energy—4.6%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(1)	160	158
Aker BP ASA
144A 5.125%, 10/1/34(1)	605	598
144A 5.800%, 10/1/54(1)	605	596
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	405	415
BP Capital Markets plc 4.875% (5)	1,135	1,123
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	135	143
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	345	368
144A 6.544%, 11/15/53(1)	405	456
144A 6.714%, 8/15/63(1)	170	194
CrownRock LP 144A 5.000%, 5/1/29(1)(4)	135	137
Diamondback Energy, Inc. 5.900%, 4/18/64	665	670
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	170	163
Enbridge, Inc. 8.500%, 1/15/84	229	256
Energy Transfer LP
Series G 7.125%(5)	215	220
Series H 6.500%(5)	230	229
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	125	129
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	1,240	1,087
Genesis Energy LP 8.875%, 4/15/30	515	541
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	750	692
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	400	455
	Par Value	Value

Energy—continued
7.500%, 11/15/40	$ 215	$ 254
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	585	584
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	1,000	1,002
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	500	516
Occidental Petroleum Corp.
6.125%, 1/1/31	420	443
5.550%, 10/1/34	635	645
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	630	698
Petroleos Mexicanos
6.500%, 3/13/27	485	475
6.700%, 2/16/32	210	188
7.690%, 1/23/50	275	213
Plains All American Pipeline LP 5.700%, 9/15/34	590	613
QatarEnergy 144A 2.250%, 7/12/31(1)	315	277
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	530	467
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	600	617
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	610	641
Transcanada Trust 5.600%, 3/7/82	625	607
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	125	118
Western Midstream Operating LP 5.250%, 2/1/50	710	644
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,010	1,021
		18,653

Financials—12.9%
AerCap Ireland Capital DAC
3.300%, 1/30/32	470	424
4.950%, 9/10/34	440	438
6.950%, 3/10/55	322	334
Allianz SE
144A 6.350%, 9/6/53(1)	600	653
144A 5.600%, 9/3/54(1)	380	392
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(3)	545	548
American Express Co. 5.625%, 7/28/34	1,295	1,354
American National Group, Inc. 5.750%, 10/1/29	675	679
	Par Value	Value

Financials—continued
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	$ 650	$ 676
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	270
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	650	564
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(1)	260	257
144A 5.750%, 11/15/29(1)	310	320
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(1)	463	453
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(5)	235	252
Banco Mercantil del Norte S.A. 144A 6.625% (1)(4)(5)	235	218
Bank of America Corp.
2.687%, 4/22/32	975	870
5.288%, 4/25/34	635	660
5.468%, 1/23/35	330	347
5.425%, 8/15/35	695	712
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	200	217
Series G 4.700%(5)	670	665
Barclays plc 7.437%, 11/2/33	680	785
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	189
BlackRock Funding, Inc. 5.250%, 3/14/54	1,005	1,041
Blackstone Private Credit Fund
2.625%, 12/15/26	144	136
144A 7.300%, 11/27/28(1)	425	452
Block, Inc. 144A 6.500%, 5/15/32(1)	280	292
Blue Owl Credit Income Corp.
4.700%, 2/8/27	185	182
6.650%, 3/15/31	240	245
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	1,350	1,183
BNSF Funding Trust I 6.613%, 12/15/55	525	529
BPCE S.A. 144A 7.003%, 10/19/34(1)	820	918
Brookfield Capital Finance LLC 6.087%, 6/14/33	140	152
Brookfield Finance, Inc. 6.350%, 1/5/34	385	424
Capital One Financial Corp. 2.359%, 7/29/32	422	346
Charles Schwab Corp. (The)
6.136%, 8/24/34	740	809
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Series H 4.000%(5)	$ 240	$ 215
Citigroup, Inc.
3.980%, 3/20/30	465	455
6.270%, 11/17/33	705	774
6.174%, 5/25/34	503	537
Series X 3.875%(5)	1,045	1,006
Citizens Bank N.A. 2.250%, 4/28/25(4)	415	409
Citizens Financial Group, Inc. 5.718%, 7/23/32	290	301
Corebridge Financial, Inc. 6.375%, 9/15/54	1,035	1,046
CRH America Finance, Inc. 5.400%, 5/21/34	895	933
Deutsche Bank AG 5.403%, 9/11/35	735	740
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	273
Fifth Third Bancorp 4.337%, 4/25/33	910	874
Foundry JV Holdco LLC 144A 6.400%, 1/25/38(1)	690	727
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	360	375
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	606	692
144A 7.950%, 10/15/54(1)	170	177
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	505	432
3.102%, 2/24/33	790	711
5.330%, 7/23/35	270	280
6.450%, 5/1/36	145	163
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	801	820
HUB International Ltd. 144A 7.250%, 6/15/30(1)	685	714
Huntington Bancshares, Inc. 5.709%, 2/2/35	485	505
Huntington National Bank (The) 5.699%, 11/18/25	500	500
Icon Investments Six DAC 6.000%, 5/8/34	825	878
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	870	904
JPMorgan Chase & Co.
5.717%, 9/14/33	435	461
5.350%, 6/1/34	455	476
6.254%, 10/23/34	610	678
1.953%, 2/4/32	685	589
KeyCorp
4.789%, 6/1/33	515	504
	Par Value	Value

Financials—continued
6.401%, 3/6/35	$ 245	$ 266
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	155	151
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	455	430
MetLife, Inc. Series G 3.850% (5)	780	767
Morgan Stanley
5.250%, 4/21/34	375	387
5.424%, 7/21/34	935	975
5.948%, 1/19/38	378	396
MSCI, Inc. 144A 3.625%, 9/1/30(1)	816	767
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.427%, 4/30/43(3)	150	150
NatWest Group plc 6.475%, 6/1/34	690	726
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	140	144
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	815	877
Northern Trust Corp. 3.375%, 5/8/32	315	307
Nuveen LLC 144A 5.850%, 4/15/34(1)	530	561
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	45	47
Prudential Financial, Inc.
5.125%, 3/1/52	88	87
6.750%, 3/1/53	185	201
6.500%, 3/15/54	470	502
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	545	568
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	225	227
144A 6.176%, 10/1/54(1)	175	177
State Street Corp.
4.821%, 1/26/34	83	84
6.123%, 11/21/34	855	933
Series I 6.700%(5)	400	414
Synchrony Financial
4.875%, 6/13/25	80	80
4.500%, 7/23/25	180	179
3.700%, 8/4/26	132	130
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	313
Toronto-Dominion Bank (The) 8.125%, 10/31/82	845	907
Truist Financial Corp. 5.711%, 1/24/35	395	416
	Par Value	Value

Financials—continued
UBS Group AG
144A 9.250%(1)(5)	$ 140	$ 165
144A 4.988%, 8/5/33(1)	525	531
Wells Fargo & Co.
6.850%(5)	305	318
5.389%, 4/24/34	480	498
6.491%, 10/23/34	375	419
Series BB 3.900%(5)	245	238
Series U 5.875%(3)(5)	360	361
Willis North America, Inc. 5.900%, 3/5/54	645	677
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)	275	286
		52,797

Health Care—2.6%
Amgen, Inc.
5.250%, 3/2/33	534	556
5.650%, 3/2/53	488	513
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	345	339
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	1,015	934
CVS Health Corp.
5.625%, 2/21/53	525	518
5.875%, 6/1/53	320	326
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,105	1,015
HCA, Inc.
5.500%, 6/1/33	250	260
5.450%, 9/15/34	345	355
5.250%, 6/15/49	170	161
6.000%, 4/1/54	268	283
Illumina, Inc. 2.550%, 3/23/31	553	481
IQVIA, Inc.
5.700%, 5/15/28	334	347
6.250%, 2/1/29	405	431
Medline Borrower LP 144A 6.250%, 4/1/29(1)	120	124
Par Pharmaceutical, Inc. 7.500%, 4/1/27(6)	70	—
Roche Holdings, Inc. 144A 5.218%, 3/8/54(1)	620	651
Royalty Pharma plc
5.400%, 9/2/34	660	677
3.350%, 9/2/51	350	242
Smith & Nephew plc 5.400%, 3/20/34	705	733
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	168
Universal Health Services, Inc.
2.650%, 1/15/32	945	813
5.050%, 10/15/34	390	383
Viatris, Inc.
2.300%, 6/22/27	226	213
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
144A 2.300%, 6/22/27(1)	$ 2	$ 1
		10,524

Industrials—2.7%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	333	332
Aviation Capital Group LLC
144A 3.500%, 11/1/27(1)	490	473
144A 6.750%, 10/25/28(1)	70	75
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	270	279
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	225	216
Boeing Co. (The) 5.930%, 5/1/60	509	488
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	844	748
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	580	602
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	935	842
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	374	363
DP World Ltd. 144A 6.850%, 7/2/37(1)	175	199
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	335	353
144A 7.000%, 6/15/32(1)	70	73
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	221
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(4)	665	524
Icahn Enterprises LP 5.250%, 5/15/27	200	192
L3Harris Technologies, Inc. 5.350%, 6/1/34	1,030	1,071
Regal Rexnord Corp. 6.400%, 4/15/33	1,280	1,369
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	279
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	339	289
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	275	288
144A 6.625%, 3/1/32(1)	160	167
	Par Value	Value

Industrials—continued
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	$ 374	$ 393
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	90	94
Veralto Corp. 5.450%, 9/18/33	1,110	1,165
		11,095

Information Technology—1.5%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	140	149
144A 3.875%, 9/1/28(1)	465	451
144A 4.000%, 7/1/29(1)	275	267
Broadcom, Inc.
5.150%, 11/15/31	805	835
4.800%, 10/15/34	605	605
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)(4)	125	125
Gartner, Inc. 144A 3.750%, 10/1/30(1)	1,090	1,023
Hewlett Packard Enterprise Co.
5.000%, 10/15/34	55	54
5.600%, 10/15/54	70	69
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	45	47
Leidos, Inc. 2.300%, 2/15/31	475	413
Oracle Corp.
6.250%, 11/9/32	390	432
6.900%, 11/9/52	335	404
5.550%, 2/6/53	380	389
3.850%, 4/1/60	60	45
Viasat, Inc. 144A 5.625%, 9/15/25(1)	390	385
Vontier Corp. 2.950%, 4/1/31	615	535
		6,228

Materials—1.5%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	300	290
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	1,350	1,386
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	590	620
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	315	319
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	225	202
144A 5.634%, 4/4/34(1)	640	668
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	550	588
	Par Value	Value

Materials—continued
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	$ 980	$ 1,049
Sonoco Products Co. 5.000%, 9/1/34	725	715
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	180	193
		6,030

Real Estate—0.9%
EPR Properties 3.600%, 11/15/31	915	816
GLP Capital LP
4.000%, 1/15/30	75	72
3.250%, 1/15/32	298	264
6.750%, 12/1/33	445	489
Sabra Health Care LP 3.200%, 12/1/31	680	598
Safehold GL Holdings LLC 6.100%, 4/1/34	750	793
VICI Properties LP
5.125%, 5/15/32	340	341
5.750%, 4/1/34	70	73
144A 4.125%, 8/15/30(1)	145	138
		3,584

Utilities—3.3%
AES Corp. (The) 7.600%, 1/15/55	335	352
Black Hills Corp. 6.150%, 5/15/34	925	998
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	355	347
CMS Energy Corp. 4.750%, 6/1/50	1,190	1,148
Dominion Energy, Inc. Series B 7.000%, 6/1/54	825	901
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	218
144A 6.900%, 5/23/53(1)	755	877
Enel Finance International N.V.
144A 7.500%, 10/14/32(1)	400	466
144A 5.500%, 6/26/34(1)	535	556
Entergy Corp. 7.125%, 12/1/54	715	741
Entergy Texas, Inc. 5.800%, 9/1/53	455	486
Exelon Corp. 5.600%, 3/15/53	495	515
Ferrellgas LP 144A 5.875%, 4/1/29(1)	595	557
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	550	577
Lightning Power LLC 144A 7.250%, 8/15/32(1)	30	32
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	$ 540	$ 572
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	80	82
144A 8.375%, 2/15/32(1)	125	129
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	685	714
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	645	716
PacifiCorp 5.800%, 1/15/55	710	745
Puget Energy, Inc.
2.379%, 6/15/28	204	189
4.224%, 3/15/32	473	445
Southern Co. (The) Series 21-A 3.750%, 9/15/51	429	415
Vistra Corp. 144A 8.000% (1)(5)	163	171
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	350	368
		13,317

Total Corporate Bonds and Notes (Identified Cost $130,962)		134,613

Leveraged Loans—4.0%
Aerospace—0.3%
Amentum Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 7.105%, 9/29/31(3)	500	498
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.032%, 10/20/27(3)	48	49
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.695%, 2/1/28(3)	294	283
Transdigm, Inc. Tranche L (3 month Term SOFR + 2.500%) 7.320%, 1/19/32(3)	180	179
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 7.104%, 2/28/31(3)	317	315
		1,324

Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(3)	377	376
	Par Value	Value

Chemicals—continued
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 8.710%, 2/5/27(3)	$ 302	$ 303
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.460%, 10/15/28(3)	143	143
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.460%, 12/31/29(3)	89	90
		912

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(3)	268	250
Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.500%) 9.044%, 12/21/28(3)	256	253
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.818%, 10/4/30(3)	44	44
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.225%, 10/5/28(3)	121	121
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 7.354%, 3/3/31(3)	125	125
		543

Financials—0.2%
Acrisure LLC 2024 (1 month Term SOFR + 3.250%) 8.211%, 11/6/30(3)	414	409
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 7/29/30(3)	209	209
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 7.854%, 5/6/31(3)	240	239
		857

	Par Value	Value

Food / Tobacco—0.2%
Del Monte Foods Corp. II, Inc. (3 month Term SOFR + 8.150%) 13.166%, 8/2/28(3)	$ 73	$ 68
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 9.347% - 9.416%, 8/2/28(3)	63	34
(3 month Term SOFR + 4.900%) 9.847%, 8/2/28(3)	144	24
Froneri International Ltd. (1 month Term SOFR + 2.500%) 2.500%, 9/17/31(3)	635	632
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.115%, 3/31/28(3)	268	268
		1,026

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.595%, 10/25/27(3)	79	79
Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.210%, 3/3/28(3)	273	268
Gaming / Leisure—0.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.595%, 2/6/30(3)	47	47
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.604%, 11/29/30(3)	273	273
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 8.318%, 4/4/29(3)	454	451
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.291%, 4/29/26(3)	267	267
		1,038

Health Care—0.3%
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(3)	231	231
Medline Borrower LP
(1 month Term SOFR + 2.250%) 7.095%, 10/23/28(3)	50	50
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tranche B (1 month Term SOFR + 2.750%) 7.595%, 10/23/28(3)	$ 161	$ 161
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.195%, 4/20/29(3)	263	262
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.095%, 2/21/31(3)	338	337
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.779%, 4/18/31(3)	70	70
		1,111

Information Technology—0.5%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 3.000%) 7.604%, 2/24/31(3)	356	356
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.854%, 7/6/29(3)	189	187
Instructure Holdings, Inc. (1 month Term SOFR + 3.500%) 3.500%, 9/11/31(3)	325	322
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.845%, 1/31/31(3)	562	557
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.445%, 10/9/29(3)	124	125
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.610%, 9/27/31(3)	215	215
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(3)	354	354
		2,116

Manufacturing—0.1%
Gates Corp. Tranche B-5 (1 month Term SOFR + 2.250%) 7.095%, 6/4/31(3)	334	335
Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.460%, 1/31/29(3)	414	405
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.5%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(3)	$ 363	$ 354
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.597%, 1/18/28(3)	363	352
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(3)	356	350
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.865%, 11/12/27(3)	472	471
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.711%, 1/31/28(3)	430	411
		1,938

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.255%, 10/30/30(3)	119	119
Formula One Management Ltd.
0.000%, 9/10/31(3)(7)	60	60
Tranche B-1 (1 month Term SOFR + 2.000%) 6.845%, 9/10/31(3)	120	120
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(3)	345	323
		622

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.195%, 11/22/28(3)	467	465
Metals / Minerals—0.0%
Arsenal Aic Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 8/18/30(3)	64	64
Retail—0.3%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.595%, 9/19/31(3)	455	451
	Par Value	Value

Retail—continued
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 7.241% - 7.345%, 6/11/31(3)	$ 415	$ 408
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 3.296%, 10/28/30(3)	110	110
PetsMart LLC (1 month Term SOFR + 3.850%) 8.695%, 2/11/28(3)	336	333
		1,302

Service—0.3%
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.752%, 4/20/29(3)	361	360
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(3)	197	196
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.354%, 11/23/28(3)	216	215
Prime Security Services Borrower LLC 2024, Tranche B-1 (1 month Term SOFR + 2.250%) 7.445%, 10/13/30(3)	379	379
		1,150

Transportation - Automotive—0.0%
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 7.345%, 5/6/30(3)	170	169
Utilities—0.1%
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 7.595%, 1/27/31(3)	282	282
Total Leveraged Loans (Identified Cost $16,413)		16,256

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	171(8)	170
MetLife, Inc. Series D, 5.875%(4)	108(8)	110
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	560(8)	$ 550
		830

Total Preferred Stocks (Identified Cost $787)		830

Common Stock—0.0%
Health Care—0.0%
Endo, Inc.(9)	678	17
Total Common Stock (Identified Cost $14)		17

Total Long-Term Investments—98.9% (Identified Cost $400,802)		404,684

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(10)	3,484,547	3,485
Total Short-Term Investment (Identified Cost $3,485)		3,485

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(10)(11)	1,549,325	1,549
Total Securities Lending Collateral (Identified Cost $1,549)		1,549

Value

TOTAL INVESTMENTS—100.1% (Identified Cost $405,836)	$409,718
Other assets and liabilities, net—(0.1)%	(471)
NET ASSETS—100.0%	$409,247

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $181,348 or 44.3% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	No contractual maturity date.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	90%
United Kingdom	2
Ireland	1
Canada	1
France	1
Mexico	1
Germany	1
Other	3
Total	100%
† % of total investments as of September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$82,734	$—	$82,734	$—
Foreign Government Securities	10,190	—	10,190	—
Mortgage-Backed Securities	113,658	—	113,658	—
Asset-Backed Securities	46,386	—	46,386	—
Corporate Bonds and Notes	134,613	—	134,613	—(1)
Leveraged Loans	16,256	—	16,256	—
Equity Securities:
Preferred Stocks	830	—	830	—
Common Stock	17	17	—	—
Money Market Mutual Fund	3,485	3,485	—	—
Securities Lending Collateral	1,549	1,549	—	—
Total Investments	$409,718	$5,051	$404,667	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—95.3%
Communication Services—9.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	$ 405	$ 125
Altice France S.A. 144A 5.125%, 7/15/29(1)	400	281
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,105	1,016
CMG Media Corp. 144A 8.875%, 12/15/27(1)	630	369
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	620	414
144A 11.750%, 1/31/29(1)	400	387
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	40	40
DISH DBS Corp.
5.875%, 11/15/24	380	378
7.750%, 7/1/26	335	291
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	600	590
Hughes Satellite Systems Corp. 6.625%, 8/1/26	130	113
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	465	324
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	470	296
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	108
Telesat Canada 144A 6.500%, 10/15/27(1)	175	58
Univision Communications, Inc. 144A 6.625%, 6/1/27(1)	415	416
		5,223

Consumer Discretionary—8.4%
Aptiv plc 6.875%, 12/15/54	265	268
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	326
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	175	179
Carnival Corp. 144A 7.625%, 3/1/26(1)	615	621
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	299
Clarios Global LP 144A 8.500%, 5/15/27(1)	300	301
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	410	413
Newell Brands, Inc. 6.625%, 9/15/29(2)	485	491
	Par Value	Value

Consumer Discretionary—continued
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	$ 305	$ 317
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	280	276
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	375	375
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)	315	306
Wayfair LLC 144A 7.250%, 10/31/29(1)	5	5
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	485	472
		4,649

Consumer Staples—4.8%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	285	277
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	343
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	292	291
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	270	19
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	400	252
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	335	336
144A 10.750%, 6/30/32(1)	400	378
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	200	206
144A 6.375%, 3/1/33(1)	230	234
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	309
		2,645

Energy—20.0%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	287
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	340	340
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	360	369
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)	160	160
144A 5.875%, 2/1/29(1)	165	166
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	570	570
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	375	397
Coronado Finance Pty Ltd.
144A 10.750%, 5/15/26(1)	367	382
144A 9.250%, 10/1/29(1)	270	277
	Par Value	Value

Energy—continued
CrownRock LP 144A 5.000%, 5/1/29(1)(2)	$ 230	$ 233
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	395	399
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	402
Enbridge, Inc. 8.500%, 1/15/84	545	610
Encino Acquisition Partners Holdings LLC 144A 8.750%, 5/1/31(1)	40	42
Energy Transfer LP
Series G 7.125%(3)	160	163
Series H 6.500%(3)	495	494
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	110	114
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	320	280
Genesis Energy LP 8.875%, 4/15/30	390	410
Gulfport Energy Corp. 144A 6.750%, 9/1/29(1)	55	56
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	327
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	272
144A 6.000%, 2/1/31(1)	245	238
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(4)	500	492
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	155	155
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	335	333
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(5)	115	2
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	530	531
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	100	103
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	390	410
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	374
Transocean, Inc.
144A 8.250%, 5/15/29(1)	70	69
144A 8.750%, 2/15/30(1)	208	217
144A 8.500%, 5/15/31(1)	110	109
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	28
144A 4.125%, 8/15/31(1)	500	465
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Venture Global LNG, Inc.
144A 9.000%(1)(3)	$ 145	$ 147
144A 9.875%, 2/1/32(1)	500	556
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	55	58
		11,037

Financials—19.1%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	170
144A 6.000%, 8/1/29(1)	450	434
Aethon United BR LP 144A 7.500%, 10/1/29(1)	30	30
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	588
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	540	561
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	415	407
Block, Inc. 144A 6.500%, 5/15/32(1)	205	214
Blue Owl Credit Income Corp. 6.650%, 3/15/31	536	547
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	375	358
Citigroup, Inc. Series X 3.875%	555	534
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	233	266
144A 6.750%, 3/15/54(1)	235	250
144A 7.950%, 10/15/54(1)	125	131
Grifols S.A. 144A 4.750%, 10/15/28(1)(2)	340	319
HUB International Ltd. 144A 7.375%, 1/31/32(1)	65	67
Huntington National Bank (The) 5.699%, 11/18/25	305	305
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	190	195
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	473
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	525
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	310	311
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	600	581
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	647
	Par Value	Value

Financials—continued
NatWest Group plc 6.475%, 6/1/34	$ 555	$ 584
Navient Corp. 5.875%, 10/25/24	185	185
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	100	103
OneMain Finance Corp. 7.125%, 11/15/31	530	536
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	40	42
UBS Group AG
144A 9.250%(1)(3)	395	466
144A 9.250%(1)(3)	80	88
Wells Fargo & Co. 6.850% (3)	575	600
		10,517

Health Care—6.4%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	510	502
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	385	373
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	285	262
144A 4.750%, 2/15/31(1)	160	141
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	250	268
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	285	280
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	260	286
144A 10.000%, 6/1/32(1)	155	170
Medline Borrower LP
144A 6.250%, 4/1/29(1)	100	103
144A 5.250%, 10/1/29(1)	565	554
Par Pharmaceutical, Inc. 7.500%, 4/1/27(5)	256	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	540	557
		3,496

Industrials—9.2%
Amentum Escrow Corp. 144A 7.250%, 8/1/32(1)	60	63
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	360	374
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	275	300
Cimpress plc 144A 7.375%, 9/15/32(1)	270	272
	Par Value	Value

Industrials—continued
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	$ 275	$ 290
144A 7.000%, 6/15/32(1)	50	53
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	442
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(2)	640	504
Icahn Enterprises LP
6.250%, 5/15/26	90	89
5.250%, 5/15/27	280	268
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	421
Regal Rexnord Corp. 6.400%, 4/15/33	146	156
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	426
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	314
144A 6.625%, 3/1/32(1)	205	213
United Rentals North America, Inc. 3.750%, 1/15/32	404	369
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	547	535
		5,089

Information Technology—4.1%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	352	378
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	470	455
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	130	130
144A 6.500%, 10/15/28(1)	340	340
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	170	174
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	35	36
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	230	240
Viasat, Inc. 144A 5.625%, 9/15/25(1)	535	527
		2,280

Materials—8.3%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	283
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	605	613
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Materials—continued
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	$ 620	$ 614
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	400	404
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	355	380
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	464
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	251
Sealed Air Corp. 144A 6.500%, 7/15/32(1)	125	129
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	345	362
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	395	396
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	250
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	418	393
		4,539

Utilities—5.5%
AES Corp. (The) 7.600%, 1/15/55	250	263
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	308
American Electric Power Co., Inc. 6.950%, 12/15/54	530	564
Dominion Energy, Inc. Series B 7.000%, 6/1/54	95	104
Entergy Corp. 7.125%, 12/1/54	270	280
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	304
144A 5.875%, 4/1/29(1)	175	164
Lightning Power LLC 144A 7.250%, 8/15/32(1)	20	21
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	62
144A 8.375%, 2/15/32(1)	100	103
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	261
Vistra Corp. 144A 8.000% (1)(3)	278	291
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	$ 275	$ 289
		3,014

Total Corporate Bonds and Notes (Identified Cost $52,593)		52,489

Leveraged Loans—1.7%
Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.723%, 2/12/26(6)	301	282
Health Care—0.0%
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(5)(6)	18	6
Information Technology—0.3%
Infinite Bidco LLC Second Lien (3 month Term SOFR + 7.262%) 12.514%, 3/2/29(6)	175	146
Manufacturing—0.3%
Arcline FM Holdings LLC 2024 (3-6 month Term SOFR + 4.500%) 9.567% - 9.742%, 6/23/28(6)	146	146
Metals / Minerals—0.6%
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.580%, 7/31/26(6)	360	357
Total Leveraged Loans (Identified Cost $973)		937

	Shares
Preferred Stock—0.4%
Financials—0.4%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250(7)	239
Total Preferred Stock (Identified Cost $250)		239

Common Stocks—0.2%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(5)(8)	33,144	1
	Shares	Value

Consumer Discretionary—continued
NMG Parent LLC(5)(8)	116	$ 13
		14

Energy—0.1%
Talos Energy, Inc.(8)	2,973	31
Health Care—0.1%
Endo DAC(5)(8)	50,000	—
Endo, Inc.(8)	2,541	65
Envision Healthcare Corp.(8)	720	7
Lannett Co., Inc.(5)(8)	2,911	—
		72

Total Common Stocks (Identified Cost $410)		117

Total Long-Term Investments—97.6% (Identified Cost $54,226)		53,782

Securities Lending Collateral—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(9)(10)	1,900,669	1,901
Total Securities Lending Collateral (Identified Cost $1,901)		1,901

TOTAL INVESTMENTS—101.1% (Identified Cost $56,127)		$55,683
Other assets and liabilities, net—(1.1)%		(586)
NET ASSETS—100.0%		$55,097

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $44,126 or 80.1% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	Value shown as par value.
(8)	Non-income producing.
(9)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(10)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	82%
Canada	5
Australia	2
United Kingdom	2
Luxembourg	2
Jersey	1
Panama	1
Other	5
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$52,489	$—	$52,487	$2(1)
Leveraged Loans	937	—	931	6
Equity Securities:
Preferred Stock	239	—	239	—
Common Stocks	117	96	7	14(1)
Securities Lending Collateral	1,901	1,901	—	—
Total Investments	$55,683	$1,997	$53,664	$22

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.0%
U.S. Treasury Notes
1.000%, 12/15/24	$ 1,675	$ 1,663
4.125%, 1/31/25(1)	6,890	6,878
5.000%, 8/31/25	6,390	6,443
4.625%, 6/30/26	6,320	6,417
4.375%, 8/15/26	8,590	8,697
4.000%, 7/31/29	4,245	4,326
Total U.S. Government Securities (Identified Cost $34,129)		34,424

Foreign Government Securities—0.9%
Dominican Republic 144A 5.500%, 2/22/29(2)	1,090	1,098
Republic of Guatemala 144A 6.600%, 6/13/36(2)	80	84
Republic of Philippines
4.375%, 3/5/30	140	141
4.750%, 3/5/35	140	141
Republic of South Africa 5.875%, 9/16/25	265	267
Romania Government International Bond
144A 5.875%, 1/30/29(2)	1,005	1,029
144A 7.125%, 1/17/33(2)	930	1,017
Total Foreign Government Securities (Identified Cost $3,727)		3,777

Mortgage-Backed Securities—27.3%
Agency—4.8%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	3,167	3,259
Pool #SD3238 5.500%, 12/1/52	1,161	1,176
Pool #SD8309 6.000%, 3/1/53	3,527	3,609
Pool #SD8350 6.000%, 8/1/53	1,927	1,970
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	55	56
Pool #AD3841 4.500%, 4/1/40	17	17
Pool #AD6058 4.000%, 8/1/25	1	1
Pool #AL7532 3.000%, 11/1/27	72	71
Pool #AO5149 3.000%, 6/1/27	22	21
Pool #AS5730 3.000%, 9/1/30	234	228
Pool #FS4438 5.000%, 11/1/52	2,044	2,045
Pool #MA0908 4.000%, 11/1/31	69	69
	Par Value	Value

Agency—continued
Pool #MA3663 3.500%, 5/1/49	$ 155	$ 147
Pool #MA4805 4.500%, 11/1/52	2,101	2,067
Pool #MA5072 5.500%, 7/1/53	1,989	2,013
Pool #MA5139 6.000%, 9/1/53	4,067	4,158
		20,907

Non-Agency—22.5%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(3)	365	349
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(2)	164	162
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	940	924
2020-SFR3, B 144A 1.806%, 9/17/37(2)	2,400	2,331
2021-SFR2, C 144A 1.877%, 8/17/38(2)	1,010	954
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(3)	611	579
2020-R1, A2 144A 1.247%, 4/25/53(2)(3)	410	388
2021-8, A1 144A 1.820%, 11/25/66(2)(3)	1,978	1,757
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(2)(3)	63	58
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	721	705
2020-1, A1B 144A 2.100%, 3/25/55(2)	743	709
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.016%, 3/15/37(2)(3)	1,390	1,314
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.995%, 4/15/37(2)(3)	1,525	1,530
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(3)	271	265
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.488%, 3/15/41(2)(3)	1,156	1,156
	Par Value	Value

Non-Agency—continued
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(2)	$ 460	$ 427
2019-OC11, B 144A 3.605%, 12/9/41(2)	951	885
2019-OC11, D 144A 4.075%, 12/9/41(2)(3)	860	792
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,721	1,738
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.717%, 9/15/38(2)(3)	425	426
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	173	160
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	315	294
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(2)(3)	914	890
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(2)(3)	748	669
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(3)	1,114	1,089
2022-4, A1 144A 4.301%, 3/25/67(2)(3)	553	545
2023-3, A1 144A 7.180%, 9/25/68(2)(3)	1,011	1,034
2023-4, A1 144A 7.163%, 10/25/68(2)(3)	926	948
2024-5, A1 144A 5.123%, 8/25/69(2)(3)	1,099	1,101
2021-2R, A1 144A 0.798%, 7/27/54(2)	289	256
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(2)	1,590	1,548
2020-CBM, B 144A 3.099%, 2/10/37(2)	1,035	1,016
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(3)	571	565
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(2)	229	227
2020-4, A 144A 1.174%, 12/15/52(2)	739	715
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(3)	465	450
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(3)	3,627	3,256
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(3)	$ 85	$ 78
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(3)	153	148
2020-1, A1 144A 2.006%, 5/25/65(2)(3)	202	198
2020-2, A1 144A 1.178%, 10/25/65(2)(3)	1,230	1,151
2021-1, A2 144A 1.003%, 2/25/66(2)(3)	405	352
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(2)(3)	907	927
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/29(2)(3)	545	543
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	440	427
2021-SFR1, D 144A 2.189%, 8/17/38(2)	540	510
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(3)	39	36
2019-2, A52 144A 3.500%, 6/25/59(2)(3)	307	284
GCAT Trust
2020-NQM1, A1 144A 3.247%, 1/25/60(2)(3)	1,717	1,674
2021-NQM6, A1 144A 1.855%, 8/25/66(2)(3)	921	835
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.011%, 2/15/38(2)(3)	2,085	1,872
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,286
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(3)	1,584	1,603
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,200	2,092
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(2)(3)	93	88
2015-1, AM1 144A 6.678%, 12/25/44(2)(3)	26	25
2015-5, A2 144A 6.854%, 5/25/45(2)(3)	151	151
	Par Value	Value

Non-Agency—continued
2017-3, 2A2 144A 2.500%, 8/25/47(2)(3)	$ 160	$ 142
2017-5, A1 144A 5.425%, 10/26/48(2)(3)	121	122
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(3)	861	871
LHOME Mortgage Trust 2022-RTL3, A1 144A 8.150%, 11/25/27(2)(3)	1,250	1,261
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(2)(3)	1,204	1,167
2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	1,685	1,656
MFA Trust
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(3)	645	646
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(3)	559	519
2021-INV1, A1 144A 0.852%, 1/25/56(2)(3)	70	67
Mill City Mortgage Loan Trust 2021-NMR1, A1 144A 1.125%, 11/25/60(2)(3)	428	407
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	775	819
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, A4 3.372%, 10/15/48	600	593
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.951%, 6/25/44(2)(3)	133	133
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(3)	386	372
2015-2A, A1 144A 3.750%, 8/25/55(2)(3)	401	386
2016-1A, A1 144A 3.750%, 3/25/56(2)(3)	231	221
2016-3A, A1 144A 3.750%, 9/25/56(2)(3)	244	234
2016-4A, A1 144A 3.750%, 11/25/56(2)(3)	1,007	962
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	647	628
2014-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	909	866
2016-2A, A1 144A 3.750%, 11/26/35(2)(3)	529	509
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	1,603	1,565
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(2)	1,827	1,702
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(3)	623	633
	Par Value	Value

Non-Agency—continued
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(3)	$ 2,233	$ 2,291
2024-HYB1, A1 144A 3.602%, 3/25/53(2)(3)	894	873
2024-HYB2, A1 144A 3.617%, 4/25/53(2)(3)	767	762
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(3)	944	959
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 5.619%, 6/25/57(2)(3)	80	78
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(2)	500	479
2021-SFR3, D 144A 2.288%, 5/17/26(2)	1,010	969
2021-SFR1, C 144A 1.555%, 4/17/38(2)	1,050	1,003
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(3)	90	79
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(2)(3)	1,133	1,109
Starwood Mortgage Residential Trust 2020-1, A1 144A 2.275%, 2/25/50(2)(3)	59	56
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(3)	1,200	1,246
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(2)(3)	85	84
2016-2, M2 144A 3.000%, 8/25/55(2)(3)	3,370	3,212
2017-1, A2 144A 3.500%, 10/25/56(2)(3)	1,774	1,752
2018-2, A2 144A 3.500%, 3/25/58(2)(3)	1,565	1,501
2018-3, A1 144A 3.750%, 5/25/58(2)(3)	540	529
2018-6, A1A 144A 3.750%, 3/25/58(2)(3)	515	509
2019-1, A1 144A 3.750%, 3/25/58(2)(3)	236	229
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.569%, 5/25/58(2)(3)	1,450	1,484
2024-1, A1 144A 4.526%, 3/25/64(2)(3)	923	932
2017-6, A2 144A 3.000%, 10/25/57(2)(3)	1,170	1,110
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(2)(3)	89	89
2021-NPL6, A1 144A 4.917%, 9/25/51(2)(3)	848	840
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2019-4, A1 144A 3.642%, 11/25/59(2)(3)	$ 871	$ 858
2019-INV2, A1 144A 3.913%, 7/25/59(2)(3)	185	184
2022-7, A1 144A 5.152%, 7/25/67(2)(3)	2,616	2,606
2023-8, A1 144A 6.259%, 12/25/68(2)(3)	797	810
2024-3, A1 144A 6.338%, 4/25/69(2)(3)	1,517	1,546
2020-1, A1 144A 3.417%, 1/25/60(2)(3)	334	327
2021-R1, A1 144A 0.820%, 10/25/63(2)(3)	610	575
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(3)	1,243	1,210
2021-1R, A1 144A 1.280%, 5/25/56(2)	1,141	1,046
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,345	1,307
2015-P2, A3 3.541%, 12/15/48	1,359	1,342
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(3)	241	213
		97,172

Total Mortgage-Backed Securities (Identified Cost $120,456)		118,079

Asset-Backed Securities—32.8%
Automobiles—16.6%
American Credit Acceptance Receivables Trust 2022-1, E 144A 3.640%, 3/13/28(2)	1,090	1,076
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(2)	350	353
2024-1A, B 144A 6.870%, 6/17/30(2)	1,169	1,197
Avid Automobile Receivables Trust
2021-1, D 144A 1.990%, 4/17/28(2)	284	281
2023-1, A 144A 6.630%, 7/15/26(2)	55	55
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	400	388
	Par Value	Value

Automobiles—continued
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	$ 1,750	$ 1,659
(AESOP) 2022-3A, A 144A 4.620%, 2/20/27(2)	1,300	1,300
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	1,181	1,203
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	1,340	1,305
2021-N1, C 1.300%, 1/10/28	269	260
2021-N2, C 1.070%, 3/10/28	349	334
2021-N3, D 1.580%, 6/12/28	407	392
2022-N1, C 144A 3.320%, 12/11/28(2)	322	316
2022-N1, D 144A 4.130%, 12/11/28(2)	540	534
2023-N1, C 144A 5.920%, 7/10/29(2)	1,109	1,120
2023-N4, C 144A 6.590%, 2/11/30(2)	1,005	1,045
2024-N1, B 144A 5.630%, 5/10/30(2)	1,330	1,357
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(2)	1,556	1,543
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(2)	972	1,006
2024-A, C 144A 5.740%, 4/15/30(2)	990	1,007
2024-C, C 144A 5.760%, 10/15/30(2)	1,045	1,068
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(2)	920	930
2024-1A, A 144A 5.680%, 3/15/34(2)	800	815
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,053
DT Auto Owner Trust
2023-1A, B 144A 5.190%, 10/16/28(2)	1,534	1,534
2023-3A, C 144A 6.400%, 5/15/29(2)	1,095	1,119
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(2)	94	94
2020-3A, E 144A 3.440%, 8/17/26(2)	1,831	1,815
2022-3A, C 5.300%, 9/15/27	895	896
	Par Value	Value

Automobiles—continued
2023-1A, B 5.720%, 4/15/27	$ 577	$ 577
2023-2A, B 5.610%, 9/15/27	1,145	1,150
2023-5A, B 6.580%, 4/17/28	997	1,016
2024-5A, B 4.480%, 4/16/29	1,085	1,084
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(2)	1,222	1,238
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	677	687
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(2)	815	809
2021-2A, C 144A 1.470%, 11/15/27(2)	1,845	1,790
Foursight Capital Automobile Receivables Trust
2022-1, B 144A 2.150%, 5/17/27(2)	1,610	1,590
2023-1, A3 144A 5.390%, 12/15/27(2)	1,435	1,437
2023-2, A2 144A 5.990%, 5/15/28(2)	524	527
GLS Auto Receivables Issuer Trust
2021-3A, C 144A 1.110%, 9/15/26(2)	263	261
2022-2A, C 144A 5.300%, 4/17/28(2)	1,825	1,825
2022-2A, D 144A 6.150%, 4/17/28(2)	1,775	1,799
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	1,315	1,360
2023-2A, A3 144A 6.380%, 2/15/29(2)	805	834
2024-3A, B 144A 5.640%, 8/15/30(2)	840	862
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	730	733
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(2)	1,000	981
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	723	735
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	2,000	1,978
2022-1A, A 144A 5.210%, 6/15/27(2)	915	916
2023-2A, D 144A 6.300%, 2/15/31(2)	825	841
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2023-4A, C 144A 6.760%, 3/15/29(2)	$ 1,023	$ 1,066
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(2)	896	906
2024-2A, A2 144A 5.990%, 5/15/29(2)	1,275	1,291
2024-3A, A2 144A 4.970%, 10/15/29(2)	1,080	1,082
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(2)	159	160
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	756	765
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(2)	652	655
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,210	1,213
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	1,100	1,120
Prestige Auto Receivables Trust
2023-2A, B 144A 6.640%, 12/15/27(2)	1,001	1,023
2024-2A, C 144A 4.730%, 10/15/29(2)	1,080	1,079
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(2)	995	1,011
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(2)	590	576
Santander Drive Auto Receivables Trust 2022-5, C 4.740%, 10/16/28	1,155	1,154
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(2)	722	741
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(2)	269	269
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(2)	2,015	1,976
2023-1A, C 144A 5.740%, 8/15/28(2)	1,100	1,113
2024-1A, B 144A 5.550%, 11/15/27(2)	1,182	1,199
	Par Value	Value

Automobiles—continued
2024-2A, B 144A 5.620%, 3/15/30(2)	$ 1,000	$ 1,018
		71,502

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 6.782%, 4/20/37(2)(3)	1,300	1,307
Consumer Loans—2.2%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(2)	332	333
2024-1PL, A 144A 5.900%, 4/25/31(2)	627	632
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(2)	1,154	1,163
2024-1A, B 144A 6.070%, 7/17/34(2)	1,045	1,066
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	1,040	1,052
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(2)	1,970	1,912
2024-1A, A 144A 6.334%, 4/8/31(2)	436	437
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	1,025	1,040
2024-1A, B 144A 6.290%, 2/18/31(2)	1,205	1,229
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(2)	800	787
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	20	20
		9,671

Credit Card—0.9%
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,890	1,914
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	445	440
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	1,452	1,459
		3,813

	Par Value	Value

Equipment—0.9%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(2)	$ 1,395	$ 1,290
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(2)	1,210	1,207
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	1,250	1,262
		3,759

Other—11.9%
Affirm Asset Securitization Trust 2024-B, A 144A 4.620%, 9/15/29(2)	1,080	1,080
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	940	955
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	226	219
2019-A, C 144A 4.010%, 7/16/40(2)	1,324	1,281
2024-A, B 144A 5.060%, 4/18/50(2)	1,080	1,080
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	1,768	1,688
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(2)	1,435	1,471
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(2)	1,495	1,439
2023-B, A 144A 6.920%, 12/17/36(2)	719	750
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	1,080	1,081
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(2)	429	405
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(2)	309	312
2024-1, B 144A 5.080%, 3/15/32(2)	1,250	1,261
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(2)	42	42
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(2)	493	496
2023-2, B 144A 6.410%, 5/15/34(2)	1,000	1,028
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(2)	423	410
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	$ 673	$ 696
Foundation Finance Trust
2023-2A, A 144A 6.530%, 6/15/49(2)	727	748
2024-2A, A 144A 4.600%, 3/15/50(2)	1,080	1,082
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	998	909
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	1,886	1,773
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(2)	146	145
2024-2A, A 144A 5.500%, 3/25/38(2)	741	762
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	688	662
HINNT LLC 2024-A, A 144A 5.490%, 3/15/43(2)	1,142	1,167
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(2)	2,193	2,156
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	56	56
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(2)	778	747
2021-1WA, B 144A 1.440%, 1/22/41(2)	385	365
2024-1A, A 144A 5.320%, 2/20/43(2)	1,093	1,115
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	162	160
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	1,916	1,825
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(2)	1,480	1,468
2023-A, B 144A 6.830%, 6/17/30(2)	1,000	1,035
2024-A, A2 144A 5.150%, 12/15/31(2)	1,040	1,046
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(2)	1,450	1,486
2023-3A, B 144A 6.480%, 7/20/29(2)	1,179	1,213
2024-1A, B 144A 5.660%, 5/20/30(2)	1,045	1,067
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(2)	1,050	1,081
	Par Value	Value

Other—continued
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	$ 1,050	$ 1,074
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	709	726
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	1,290	1,314
RCKT Mortgage Trust 2023-CES3, A1A 144A 7.113%, 11/25/43(2)(3)	1,965	2,011
Sierra Timeshare Receivables Funding LLC
2020-2A, B 144A 2.320%, 7/20/37(2)	315	309
2023-2A, B 144A 6.280%, 4/20/40(2)	479	487
2024-2A, A 144A 5.140%, 6/20/41(2)	815	821
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	1,078	1,080
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	831	845
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(3)	393	397
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,265	1,274
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(2)	1,479	1,473
Westgate Resorts LLC 2022-1A, B 144A 2.288%, 8/20/36(2)	534	519
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	1,285	1,182
		51,274

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(2)	72	68
Total Asset-Backed Securities (Identified Cost $141,472)		141,394

Corporate Bonds and Notes—25.1%
Communication Services—0.4%
CCO Holdings LLC 144A 6.375%, 9/1/29(2)	616	617
Sprint Capital Corp. 6.875%, 11/15/28	665	726
	Par Value	Value

Communication Services—continued
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(2)	$ 30	$ 30
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)	315	315
		1,688

Consumer Discretionary—0.9%
Aptiv plc 6.875%, 12/15/54	800	808
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	1,600	1,588
Ford Motor Credit Co. LLC 7.350%, 11/4/27	525	558
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,065	1,018
Tapestry, Inc. 7.050%, 11/27/25	70	71
		4,043

Consumer Staples—0.7%
BAT Capital Corp. 2.259%, 3/25/28	785	730
Coty, Inc. 144A 6.625%, 7/15/30(2)	615	639
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	720	723
Post Holdings, Inc.
144A 6.250%, 2/15/32(2)	380	391
144A 6.375%, 3/1/33(2)	365	371
		2,854

Energy—2.4%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(2)	90	90
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(2)	50	52
Boardwalk Pipelines LP 4.950%, 12/15/24	795	794
BP Capital Markets plc 4.875% (4)	1,115	1,103
Civitas Resources, Inc.
144A 8.375%, 7/1/28(2)	325	338
144A 8.625%, 11/1/30(2)	5	5
Enbridge, Inc. 7.375%, 1/15/83	785	809
Energy Transfer LP
4.200%, 4/15/27	475	473
8.000%, 5/15/54	115	124
Series G 7.125%(4)	325	332
EQM Midstream Partners LP 144A 7.500%, 6/1/27(2)	5	5
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	200	203
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)(2)	$ 860	$ 862
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	954	958
Noble Finance II LLC 144A 8.000%, 4/15/30(2)	155	160
Occidental Petroleum Corp. 5.200%, 8/1/29	1,055	1,072
Petroleos Mexicanos 6.500%, 3/13/27	1,215	1,190
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(2)	830	860
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	960	893
Viper Energy, Inc. 144A 7.375%, 11/1/31(2)	90	95
		10,418

Financials—11.1%
AerCap Ireland Capital DAC
2.450%, 10/29/26	445	427
6.450%, 4/15/27	243	255
6.950%, 3/10/55	411	426
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(3)	950	955
American Express Co.
(SOFR + 0.750%) 5.951%, 4/23/27(3)	415	415
(SOFR + 0.930%) 6.110%, 7/26/28(3)	86	86
American National Group, Inc. 5.750%, 10/1/29	725	729
Aon North America, Inc. 5.150%, 3/1/29	585	604
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	155	145
144A 5.750%, 11/15/29(2)	245	253
Banco Santander Chile 144A 2.700%, 1/10/25(2)	950	940
Bank of America Corp.
1.734%, 7/22/27	1,175	1,122
2.551%, 2/4/28	719	691
(3 month Term SOFR + 1.032%) 6.274%, 2/5/26(1)(3)	840	840
Bank of New York Mellon Corp. (The) Series G 4.700% (4)	1,144	1,135
Barclays plc
7.325%, 11/2/26	370	380
7.385%, 11/2/28	360	389
Blackstone Private Credit Fund
2.625%, 12/15/26	169	160
144A 7.300%, 11/27/28(2)	480	511
	Par Value	Value

Financials—continued
Block, Inc. 144A 6.500%, 5/15/32(2)	$ 330	$ 344
Blue Owl Credit Income Corp. 5.500%, 3/21/25	500	500
BPCE S.A. 144A 5.975%, 1/18/27(2)	610	619
Charles Schwab Corp. (The)
Series G 5.375%(1)(4)	275	275
Series H 4.000%(4)	830	742
Citigroup, Inc.
(3 month Term SOFR + 1.512%) 6.105%, 7/1/26(3)	1,080	1,087
(SOFR + 1.280%) 6.281%, 2/24/28(3)	962	972
Series X 3.875%(4)	1,110	1,068
Citizens Bank N.A. 2.250%, 4/28/25	380	374
Citizens Financial Group, Inc. 5.841%, 1/23/30	427	444
Corebridge Financial, Inc. 6.875%, 12/15/52	939	972
Danske Bank A/S 144A 1.621%, 9/11/26(2)	673	653
Deutsche Bank AG
2.311%, 11/16/27	165	157
6.819%, 11/20/29	150	161
4.999%, 9/11/30	430	432
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	1,430	1,393
Fifth Third Bancorp
4.055%, 4/25/28	255	252
4.895%, 9/6/30	188	190
Fifth Third Bank N.A. 5.852%, 10/27/25	470	470
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(2)	415	429
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	455	473
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(2)	195	204
Goldman Sachs Group, Inc. (The)
(3 month Term SOFR + 1.432%) 6.550%, 5/15/26(3)	475	478
(3 month Term SOFR + 2.012%) 7.275%, 10/28/27(3)	1,750	1,787
HUB International Ltd. 144A 7.250%, 6/15/30(2)	825	860
Huntington Bancshares, Inc. 6.208%, 8/21/29	370	391
	Par Value	Value

Financials—continued
Huntington National Bank (The) 5.699%, 11/18/25	$ 667	$ 667
Imperial Brands Finance plc 144A 5.500%, 2/1/30(2)	830	857
JPMorgan Chase & Co.
1.578%, 4/22/27	520	498
(SOFR + 1.180%) 6.203%, 2/24/28(1)(3)	1,500	1,511
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	1,110	1,083
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	1,385	1,310
MetLife, Inc. Series G 3.850% (4)	635	625
Morgan Stanley
2.475%, 1/21/28	1,016	976
5.123%, 2/1/29	1,185	1,215
MSCI, Inc. 144A 3.625%, 9/1/30(2)	992	932
Navient Corp. 5.875%, 10/25/24	1,130	1,128
New Red Finance, Inc. 144A 6.125%, 6/15/29(2)	160	165
Prudential Financial, Inc. 5.375%, 5/15/45	965	961
RGA Global Funding 144A 5.448%, 5/24/29(2)	422	439
Societe Generale S.A. 144A 5.634%, 1/19/30(1)(2)	560	574
South Bow USA Infrastructure Holdings LLC 144A 5.026%, 10/1/29(2)	780	782
State Street Corp.
5.751%, 11/4/26	438	444
Series I 6.700%(4)	390	404
Synchrony Financial
4.875%, 6/13/25	200	200
3.700%, 8/4/26	304	298
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	968
Toronto-Dominion Bank (The) 8.125%, 10/31/82	870	933
Truist Bank 3.625%, 9/16/25	965	954
Truist Financial Corp. 7.161%, 10/30/29	195	214
UBS AG
7.950%, 1/9/25	465	469
5.650%, 9/11/28	600	629
UBS Group AG 144A 9.250% (2)(4)	395	437
Wells Fargo & Co.
6.850%(4)	425	444
3.526%, 3/24/28	700	687
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
6.303%, 10/23/29	$ 100	$ 107
Series U 5.875%(3)(4)	635	637
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	275	286
		48,024

Health Care—1.6%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)	985	906
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	974
HCA, Inc.
5.200%, 6/1/28(1)	627	643
5.450%, 4/1/31	415	432
Illumina, Inc.
5.800%, 12/12/25	420	425
5.750%, 12/13/27	225	234
IQVIA, Inc.
5.700%, 5/15/28	430	447
6.250%, 2/1/29	185	197
Medline Borrower LP 144A 6.250%, 4/1/29(2)	150	155
Royalty Pharma plc 5.150%, 9/2/29	420	431
Solventum Corp. 144A 5.400%, 3/1/29(2)	330	340
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,141
Viatris, Inc.
2.300%, 6/22/27	396	373
144A 2.300%, 6/22/27(2)	—(5)	—(5)
		6,698

Industrials—2.7%
Air Canada 144A 3.875%, 8/15/26(2)	895	872
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	1,143	1,141
Aviation Capital Group LLC 144A 5.375%, 7/15/29(2)	605	618
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	630	652
Boeing Co. (The)
144A 6.259%, 5/1/27(2)	320	330
144A 6.298%, 5/1/29(2)	310	326
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	879	779
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(2)	360	333
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,083	976
	Par Value	Value

Industrials—continued
Fortress Transportation & Infrastructure Investors LLC 144A 7.000%, 5/1/31(2)	$ 420	$ 443
Hexcel Corp. 4.200%, 2/15/27	1,203	1,174
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,208	1,109
IDEX Corp. 4.950%, 9/1/29	483	494
Regal Rexnord Corp.
6.050%, 2/15/26	256	260
6.050%, 4/15/28	391	406
6.300%, 2/15/30	450	479
TransDigm, Inc. 144A 6.750%, 8/15/28(2)	400	412
Veralto Corp. 5.350%, 9/18/28	845	880
		11,684

Information Technology—0.8%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	861	837
Broadcom, Inc. 4.350%, 2/15/30	1,080	1,078
Hewlett Packard Enterprise Co. 4.550%, 10/15/29	170	170
Kyndryl Holdings, Inc. 2.700%, 10/15/28	692	641
Vontier Corp. 2.400%, 4/1/28	825	758
		3,484

Materials—1.5%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	1,125	1,014
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)(2)	1,185	1,181
Berry Global, Inc. 144A 5.800%, 6/15/31(2)	840	874
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	615	623
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	455	486
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	1,038	985
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(2)	789	815
Sonoco Products Co. 4.600%, 9/1/29	300	298
		6,276

	Par Value	Value

Real Estate—0.7%
EPR Properties 4.950%, 4/15/28	$ 735	$ 729
GLP Capital LP 5.250%, 6/1/25	955	954
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	268	229
VICI Properties LP
144A 4.625%, 6/15/25(2)	170	169
144A 4.500%, 1/15/28(2)	265	261
144A 4.625%, 12/1/29(2)	720	706
		3,048

Utilities—2.3%
AES Corp. (The) 7.600%, 1/15/55	395	416
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(6)	215	218
American Electric Power Co., Inc. 5.699%, 8/15/25	964	972
Dominion Energy, Inc. Series A 6.875%, 2/1/55	835	887
DPL, Inc. 4.125%, 7/1/25	147	145
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	690	718
Enel Finance America LLC 144A 7.100%, 10/14/27(2)	770	827
Entergy Corp. 7.125%, 12/1/54	835	866
Exelon Corp. 5.150%, 3/15/28	480	493
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(2)	837	792
Lightning Power LLC 144A 7.250%, 8/15/32(2)	30	31
National Grid plc 5.602%, 6/12/28	617	644
PacifiCorp 5.300%, 2/15/31	140	146
Puget Energy, Inc. 2.379%, 6/15/28	823	762
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,587
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	455	479
		9,983

Total Corporate Bonds and Notes (Identified Cost $107,407)		108,200

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Leveraged Loans—4.1%
Aerospace—0.3%
Amentum Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 7.105%, 9/29/31(3)	$ 575	$ 573
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.032%, 10/20/27(3)	241	246
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 7.104%, 2/28/31(3)	470	468
		1,287

Chemicals—0.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(3)	462	461
Energy—0.3%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.044%, 12/21/28(3)	394	390
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.225%, 10/5/28(3)	738	738
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(7)(8)(9)	1	—
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 7.354%, 3/3/31(3)	215	215
		1,343

Financials—0.1%
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 7/29/30(3)	487	486
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.255%, 6/27/29(3)	123	124
		610

Food / Tobacco—0.2%
Froneri International Ltd. (1 month Term SOFR + 2.500%) 2.500%, 9/17/31(3)	740	737
	Par Value	Value

Gaming / Leisure—0.7%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.595%, 2/6/30(3)	$ 246	$ 246
Entain plc Tranche B-3 (6 month Term SOFR + 2.750%) 8.014%, 10/31/29(3)	429	429
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.604%, 11/29/30(3)	585	585
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 7.333%, 4/14/29(3)	363	363
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.710%, 3/13/28(3)	604	599
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.291%, 4/29/26(3)	826	826
		3,048

Health Care—0.3%
CHG Healthcare Services, Inc. 2024 (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(3)	313	313
Medline Borrower LP (1 month Term SOFR + 2.250%) 7.095%, 10/23/28(3)	110	110
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.195%, 4/20/29(3)	227	226
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.095%, 2/21/31(3)	423	422
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.779%, 4/18/31(3)	115	115
		1,186

Housing—0.2%
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 3/19/29(3)	622	622
Standard Industries, Inc. (1 month Term SOFR + 2.000%) 6.920%, 9/22/28(3)	406	406
		1,028

	Par Value	Value

Information Technology—0.6%
Go Daddy Operating Co. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 6.845%, 11/9/29(3)	$ 706	$ 704
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.845%, 1/31/31(3)	1,547	1,536
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.610%, 9/27/31(3)	230	230
		2,470

Manufacturing—0.1%
Gates Corp. Tranche B-5 (1 month Term SOFR + 2.250%) 7.095%, 6/4/31(3)	340	340
Media / Telecom - Cable/Wireless Video—0.4%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(3)	920	899
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(3)	548	538
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.711%, 1/31/28(3)	420	401
		1,838

Media / Telecom - Diversified Media—0.0%
Formula One Management Ltd.
0.000%, 9/10/31(3)(10)	68	68
Tranche B-1 (1 month Term SOFR + 2.000%) 6.845%, 9/10/31(3)	137	137
		205

Retail—0.3%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.595%, 9/19/31(3)	515	511
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 7.345% - 7.241%, 6/11/31(3)	595	585
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Retail—continued
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 3.296%, 10/28/30(3)	$ 249	$ 249
		1,345

Service—0.4%
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.354%, 11/23/28(3)	596	594
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.960%, 1/21/28(3)	432	433
Prime Security Services Borrower LLC 2024, Tranche B-1 (1 month Term SOFR + 2.250%) 7.445%, 10/13/30(3)	554	553
		1,580

Utilities—0.1%
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 7.595%, 1/27/31(3)	473	473
Total Leveraged Loans (Identified Cost $17,961)		17,951

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	481(11)	477
MetLife, Inc. Series D, 5.875%(1)	410(11)	417
		894

Total Preferred Stocks (Identified Cost $886)		894

Total Long-Term Investments—98.4% (Identified Cost $426,038)		424,719

	Shares	Value

Securities Lending Collateral—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(12)(13)	8,508,719	$ 8,509
Total Securities Lending Collateral (Identified Cost $8,509)		8,509

TOTAL INVESTMENTS—100.4% (Identified Cost $434,547)		$433,228
Other assets and liabilities, net—(0.4)%		(1,828)
NET ASSETS—100.0%		$431,400

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $265,244 or 61.5% of net assets.
(3)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	Amount is less than $500 (not in thousands).
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2024.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received.
(9)	At September 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(10)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	94%
United Kingdom	1
Canada	1
Cayman Islands	1
Romania	1
Ireland	1
France	1
Total	100%
† % of total investments as of September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$34,424	$—	$34,424	$—
Foreign Government Securities	3,777	—	3,777	—
Mortgage-Backed Securities	118,079	—	118,079	—
Asset-Backed Securities	141,394	—	141,394	—
Corporate Bonds and Notes	108,200	—	108,200	—
Leveraged Loans	17,951	—	17,951	—(1)
Equity Securities:
Preferred Stocks	894	—	894	—
Securities Lending Collateral	8,509	8,509	—	—
Total Investments	$433,228	$8,509	$424,719	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.3%
U.S. Treasury Bonds
1.875%, 11/15/51	$ 14,330	$ 8,927
4.000%, 11/15/52	2,140	2,082
3.625%, 5/15/53	1,070	974
4.250%, 2/15/54	11,990	12,218
4.625%, 5/15/54	8,180	8,873
4.250%, 8/15/54	4,930	5,034
U.S. Treasury Notes
4.375%, 8/15/26	3,030	3,068
3.375%, 5/15/33	10,765	10,466
3.875%, 8/15/34	8,215	8,273
Total U.S. Government Securities (Identified Cost $59,131)		59,915

Foreign Government Securities—9.4%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(1)	500	528
144A 3.875%, 4/16/50(1)	1,087	912
Arab Republic of Egypt
144A 7.500%, 1/31/27(1)	345	344
144A 5.875%, 2/16/31(1)	1,314	1,096
144A 8.500%, 1/31/47(1)	1,064	859
Benin Government International Bond 144A 7.960%, 2/13/38(1)	65	64
Bolivarian Republic of Venezuela 9.375%, 1/13/34(2)	2,011	337
Costa Rica Government
144A 6.550%, 4/3/34(1)	411	437
144A 7.300%, 11/13/54(1)	180	199
Dominican Republic 144A 4.875%, 9/23/32(1)	2,231	2,126
Dubai Government International Bonds RegS 3.900%, 9/9/50(3)	480	370
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(1)(2)	821	634
Federative Republic of Brazil
6.250%, 3/18/31	320	334
6.000%, 10/20/33	1,228	1,248
7.125%, 5/13/54	765	793
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(1)	1,650	1,150
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	1,406	1,510
	Par Value	Value

Foreign Government Securities—continued
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(1)	$ 533	$ 451
Kingdom of Bahrain 144A 5.625%, 5/18/34(1)	1,040	992
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	405	380
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	519	445
Oman Government International Bond 144A 6.750%, 1/17/48(1)	1,211	1,312
Republic of Angola 144A 8.750%, 4/14/32(1)	932	836
Republic of Argentina 0.750%, 7/9/30(4)	4,602	2,824
Republic of Armenia 144A 3.600%, 2/2/31(1)	450	383
Republic of Chile 5.330%, 1/5/54	1,585	1,605
Republic of Colombia 8.000%, 11/14/35	2,738	2,915
Republic of Ecuador
144A 6.900%, 7/31/30(1)(4)	1,686	1,225
RegS 6.900%, 7/31/30(3)(4)	615	447
Republic of El Salvador 144A 7.650%, 6/15/35(1)	818	706
Republic of Gabon 144A 6.950%, 6/16/25(1)	190	178
Republic of Ghana
144A 8.125%, 3/26/32(1)(2)	560	298
RegS 8.125%, 3/26/32(2)(3)	240	128
Republic of Guatemala 144A 6.600%, 6/13/36(1)	903	945
Republic of Indonesia
2.850%, 2/14/30	1,980	1,846
4.750%, 9/10/34	1,729	1,745
Republic of Ivory Coast
144A 6.375%, 3/3/28(1)	540	540
144A 6.125%, 6/15/33(1)	245	231
144A 8.250%, 1/30/37(1)	481	494
Republic of Kenya 144A 8.000%, 5/22/32(1)	435	402
Republic of Nigeria 144A 7.375%, 9/28/33(1)	1,064	901
Republic of Panama
3.875%, 3/17/28	655	630
7.500%, 3/1/31	352	385
8.000%, 3/1/38	1,629	1,835
Republic of Paraguay 144A 6.000%, 2/9/36(1)	504	531
Republic of Peru 5.875%, 8/8/54	417	437
	Par Value	Value

Foreign Government Securities—continued
Republic of Philippines
4.750%, 3/5/35	$ 903	$ 912
3.700%, 3/1/41	1,565	1,360
Republic of Poland 4.875%, 10/4/33	1,940	1,969
Republic of Senegal 144A 6.250%, 5/23/33(1)	250	215
Republic of Serbia 144A 6.500%, 9/26/33(1)	1,854	1,981
Republic of South Africa
5.875%, 6/22/30	1,518	1,529
5.650%, 9/27/47	335	279
Republic of Sri Lanka 144A 6.200%, 5/11/27(1)(2)	885	494
Republic of Turkiye
7.625%, 4/26/29	1,435	1,530
9.125%, 7/13/30	2,400	2,740
7.625%, 5/15/34	1,185	1,258
6.625%, 2/17/45	590	536
Romania Government International Bond 144A 7.125%, 1/17/33(1)	1,689	1,848
Saudi International Bond
144A 4.875%, 7/18/33(1)	1,851	1,883
144A 4.500%, 10/26/46(1)	3,640	3,208
State of Qatar 144A 3.750%, 4/16/30(1)	1,110	1,098
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(1)	187	193
Ukraine Government Bond
144A 1.750%, 2/1/29(1)(4)	24	14
144A 0.000%, 2/1/30(1)(4)	4	2
144A 0.000%, 2/1/34(1)(4)	17	6
144A 1.750%, 2/1/34(1)(4)	25	11
144A 0.000%, 2/1/35(1)(4)	14	6
144A 1.750%, 2/1/35(1)(4)	96	41
144A 0.000%, 2/1/36(1)(4)	12	5
144A 1.750%, 2/1/36(1)(4)	4	2
RegS 1.750%, 2/1/29(3)(4)	98	57
RegS 0.000%, 2/1/30(3)(4)	30	13
RegS 0.000%, 2/1/34(3)(4)	113	38
RegS 1.750%, 2/1/34(3)(4)	201	89
RegS 0.000%, 2/1/35(3)(4)	96	42
RegS 1.750%, 2/1/35(3)(4)	194	84
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
RegS 0.000%, 2/1/36(3)(4)	$ 80	$ 34
RegS 1.750%, 2/1/36(3)(4)	62	26
United Mexican States
3.500%, 2/12/34	450	383
6.350%, 2/9/35	2,135	2,238
6.338%, 5/4/53	1,210	1,203
6.400%, 5/7/54	900	902
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	709	715
Total Foreign Government Securities (Identified Cost $66,139)		67,932

Mortgage-Backed Securities—18.9%
Agency—4.4%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	281	285
Pool #SD6322 4.500%, 8/1/53	5,525	5,437
Pool #SD8289 5.500%, 1/1/53	2,201	2,228
Pool #SD8309 6.000%, 3/1/53	3,593	3,677
Pool #SD8317 6.000%, 4/1/53	1,175	1,203
Pool #SD8382 5.000%, 12/1/53	6,355	6,351
Federal National Mortgage Association
Pool #CB6857 4.500%, 8/1/53	2,189	2,153
Pool #FS4438 5.000%, 11/1/52	933	934
Pool #FS7751 4.000%, 3/1/53	5,503	5,284
Pool #MA4785 5.000%, 10/1/52	1,740	1,742
Pool #MA4805 4.500%, 11/1/52	1,431	1,407
Pool #MA5072 5.500%, 7/1/53	1,335	1,351
		32,052

Non-Agency—14.5%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(1)(5)	2,058	2,091
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(1)(5)	1,393	1,336
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,007
	Par Value	Value

Non-Agency—continued
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	$ 660	$ 651
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,942
2021-SFR2, C 144A 1.877%, 8/17/38(1)	510	482
2021-SFR3, D 144A 2.177%, 10/17/38(1)	540	512
Angel Oak Mortgage Trust
2021-6, A1 144A 1.458%, 9/25/66(1)(5)	3,271	2,737
2022-5, A1 144A 4.500%, 5/25/67(1)(5)	3,159	3,131
2023-1, A1 144A 4.750%, 9/26/67(1)(5)	3,629	3,607
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	84	82
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	200	195
2020-1, A3 144A 3.328%, 3/25/55(1)	1,183	1,081
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.016%, 3/15/37(1)(5)	2,330	2,202
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.995%, 4/15/37(1)(5)	2,200	2,207
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(5)	178	173
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.488%, 3/15/41(1)(5)	1,849	1,849
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(1)(5)	2,337	2,151
2022-CLS, A 144A 5.760%, 10/13/27(1)	603	609
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.717%, 9/15/38(1)(5)	770	771
Chase Home Lending Mortgage Trust
2023-RPL1, A1 144A 3.500%, 6/25/62(1)(5)	2,361	2,216
2024-RPL4, A1A 144A 3.375%, 12/25/64(1)(5)	1,200	1,106
	Par Value	Value

Non-Agency—continued
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	$ 169	$ 156
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	355	331
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(5)	865	822
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	583	567
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(1)(5)	1,086	1,071
2022-5, A1 144A 4.550%, 4/25/67(1)(5)	1,309	1,296
2024-5, A1 144A 5.123%, 8/25/69(1)(5)	1,598	1,601
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(1)	1,810	1,762
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	230
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(5)	1,398	1,255
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(5)	285	260
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(5)	24	23
2022-1, A1 144A 2.206%, 1/25/67(1)(5)	655	579
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(1)(5)	1,719	1,758
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/29(1)(5)	2,870	2,862
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	748
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,203
2021-SFR1, D 144A 2.189%, 8/17/38(1)	460	435
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(5)	34	31
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.011%, 2/15/38(1)(5)	1,520	1,365
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(5)	$ 369	$ 374
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(5)	1,083	1,073
JPMorgan Chase Commercial Mortgage Securities Trust
2013-C13, E 144A 3.986%, 1/15/46(1)(5)	1,331	1,164
2024-OMNI, A 144A 5.797%, 10/5/39(1)(5)	1,885	1,931
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.711%, 10/25/29(1)(5)	238	221
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(1)(5)	1,718	1,733
2024-RTL1, A1 144A 7.017%, 1/25/29(1)(5)	500	508
MetLife Securitization Trust 2017-1A, M1 144A 3.467%, 4/25/55(1)(5)	425	384
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(1)(5)	532	522
2022-INV2, A1 144A 4.950%, 7/25/57(1)(5)	2,550	2,536
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(5)	1,180	1,152
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(5)	1,240	1,242
2021-INV1, A1 144A 0.852%, 1/25/56(1)(5)	80	76
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(5)	375	368
2017-3, B1 144A 3.250%, 1/25/61(1)(5)	671	607
2019-1, M2 144A 3.500%, 10/25/69(1)(5)	779	719
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	1,290	1,364
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,951	1,794
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(5)	1,231	1,199
2016-4A, B1A 144A 4.500%, 11/25/56(1)(5)	341	335
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	1,227	1,191
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	26	25
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(5)	443	415
	Par Value	Value

Non-Agency—continued
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(5)	$ 905	$ 851
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(5)	1,641	1,562
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(5)	1,558	1,583
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(5)	1,945	1,995
2024-NQM9, A1 144A 6.030%, 1/25/64(1)(5)	953	969
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(5)	174	172
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(5)	1,159	1,065
PRET Trust 2024-RPL1, A1 144A 3.900%, 10/25/63(1)(5)	1,582	1,528
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(1)(5)	1,041	1,022
RCKT Mortgage Trust 2023-CES1, A1A 144A 6.515%, 6/25/43(1)(5)	890	897
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(5)	120	116
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(1)(5)	2,175	1,795
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(5)	2,104	1,813
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(5)	1,400	1,453
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(5)	23	23
2016-4, B1 144A 4.019%, 7/25/56(1)(5)	485	472
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	550	540
2017-4, A2 144A 3.000%, 6/25/57(1)(5)	850	798
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	45	45
2018-6, A2 144A 3.750%, 3/25/58(1)(5)	1,925	1,800
2019-2, A2 144A 3.750%, 12/25/58(1)(5)	1,798	1,668
2023-1, A1 144A 3.750%, 1/25/63(1)	1,121	1,078
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	665	631
	Par Value	Value

Non-Agency—continued
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	$ 610	$ 593
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	773
VCAT LLC 2021-NPL4, A1 144A 4.868%, 8/25/51(1)(5)	89	88
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(1)(5)	768	744
2022-6, A1 144A 4.910%, 6/25/67(1)(5)	2,059	2,052
2022-7, A1 144A 5.152%, 7/25/67(1)(5)	2,200	2,191
2023-8, A1 144A 6.259%, 12/25/68(1)(5)	1,503	1,527
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(1)	76	71
2022-1, A2 144A 5.850%, 8/25/57(1)(5)	899	895
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	1,046	1,016
		105,252

Total Mortgage-Backed Securities (Identified Cost $137,581)		137,304

Asset-Backed Securities—13.9%
Automobiles—4.9%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	548	552
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(1)	1,510	1,546
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(1)	31	31
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, D 144A 3.340%, 8/20/26(1)	2,160	2,112
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	841	857
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(1)	1,450	1,490
Carvana Auto Receivables Trust 2024-N1, B 144A 5.630%, 5/10/30(1)	1,650	1,683
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(1)	$ 1,000	$ 1,035
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(1)	1,036	1,055
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(1)	777	794
2023-3A, C 144A 6.400%, 5/15/29(1)	485	496
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	1,290	1,294
2023-3A, D 6.680%, 4/16/29	920	952
2024-5A, B 4.480%, 4/16/29	1,810	1,808
FHF Issuer Trust 2024-1A, B 144A 6.260%, 3/15/30(1)	1,100	1,138
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	423	429
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(1)	800	811
2023-1A, B 144A 6.190%, 6/15/27(1)	893	895
2024-2A, C 144A 6.030%, 2/15/30(1)	1,405	1,445
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	1,200	1,177
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	998	1,015
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(1)	466	467
2023-1A, D 144A 7.300%, 6/17/30(1)	780	807
2023-2A, D 144A 6.300%, 2/15/31(1)	750	764
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(1)	1,865	1,869
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	779	789
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,220	1,223
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(1)	1,200	1,225
	Par Value	Value

Automobiles—continued
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	$ 942	$ 967
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(1)	780	785
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(1)	735	746
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(1)	784	785
2023-1, D 144A 8.000%, 7/10/28(1)	1,102	1,116
Westlake Automobile Receivables Trust 2024-1A, B 144A 5.550%, 11/15/27(1)	1,519	1,541
		35,699

Consumer Loans—0.9%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(1)	264	265
2024-1PL, A 144A 5.900%, 4/25/31(1)	813	820
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(1)	1,172	1,196
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(1)	875	793
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	746	752
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	767	778
2024-1A, B 144A 6.290%, 2/18/31(1)	1,560	1,591
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	16	16
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	89	88
Upstart Securitization Trust 2023-1, A 144A 6.590%, 2/20/33(1)	81	81
		6,380

Credit Card—0.6%
Mercury Financial Credit Card Master Trust
2023-1A, A 144A 8.040%, 9/20/27(1)	1,317	1,324
2024-2A, A 144A 6.560%, 7/20/29(1)	1,430	1,457
	Par Value	Value

Credit Card—continued
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(1)	$ 746	$ 753
2023-B, A 144A 7.690%, 11/15/28(1)	570	578
		4,112

Equipment—0.3%
Auxilior Term Funding LLC
2023-1A, D 144A 7.270%, 12/16/30(1)	740	760
2024-1A, B 144A 5.690%, 7/15/31(1)	1,520	1,570
		2,330

Other—7.2%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(1)	855	908
Affirm Asset Securitization Trust 2024-B, A 144A 4.620%, 9/15/29(1)	450	450
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	1,006	1,053
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(1)	559	542
2024-A, B 144A 5.060%, 4/18/50(1)	1,820	1,819
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,781	1,700
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(1)	1,072	1,096
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(1)	1,610	1,612
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	510	515
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(1)	1,376	1,394
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(1)	588	588
2023-1, A2 144A 5.990%, 3/15/32(1)	600	603
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	675	698
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(1)	813	675
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(1)	$ 732	$ 754
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	577	555
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	899
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	1,743	1,666
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	613	603
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(1)	1,720	1,720
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	61	61
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(1)	1,180	1,216
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(1)	702	709
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(1)	1,402	1,432
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	961	915
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(1)	1,435	1,490
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(1)	1,810	1,820
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	1,395	1,399
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	1,740	1,780
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	930	952
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(1)(5)	594	601
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	1,580	1,610
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(5)	1,709	1,749
	Par Value	Value

Other—continued
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(5)	$ 1,040	$ 1,052
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	2,160	2,154
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(1)	421	429
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,500	1,516
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	1,641	1,643
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	1,014	1,031
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(5)	533	538
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(1)	1,400	1,438
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(1)	1,550	1,574
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(1)	1,750	1,749
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,525	1,536
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(1)	511	517
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(1)	1,083	1,099
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	868	798
		52,658

Total Asset-Backed Securities (Identified Cost $99,999)		101,179

Corporate Bonds and Notes—37.7%
Communication Services—1.5%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	660	204
Altice France S.A. 144A 5.125%, 7/15/29(1)	730	513
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	1,985	1,826
CMG Media Corp. 144A 8.875%, 12/15/27(1)	2,500	1,462
	Par Value	Value

Communication Services—continued
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	$ 710	$ 475
144A 11.750%, 1/31/29(1)	1,380	1,334
DISH DBS Corp.
5.875%, 11/15/24	590	587
7.750%, 7/1/26	440	382
Gray Television, Inc. 144A 7.000%, 5/15/27(1)(6)	970	953
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	530	370
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	2,475	1,556
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	555	164
Sprint Capital Corp. 8.750%, 3/15/32	645	800
Telesat Canada 144A 6.500%, 10/15/27(1)	365	121
		10,747

Consumer Discretionary—2.0%
Aptiv plc 6.875%, 12/15/54	1,190	1,203
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	1,080	1,105
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	1,270	1,217
Carnival Corp. 144A 7.625%, 3/1/26(1)	610	616
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	515	532
Clarios Global LP 144A 8.500%, 5/15/27(1)	450	451
Ford Motor Co. 4.750%, 1/15/43	475	394
Ford Motor Credit Co. LLC 7.350%, 3/6/30	450	487
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	575	580
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,777	1,698
Newell Brands, Inc. 6.625%, 9/15/29(6)	892	903
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	535	567
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	630	655
PetSmart, Inc. 144A 7.750%, 2/15/29(1)	1,848	1,824
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	1,130	1,130
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Wayfair LLC 144A 7.250%, 10/31/29(1)	$ 10	$ 10
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	1,105	1,076
		14,448

Consumer Staples—1.5%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	272	277
BAT Capital Corp.
7.750%, 10/19/32	859	1,016
4.390%, 8/15/37	455	414
Coty, Inc. 144A 6.625%, 7/15/30(1)	720	748
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	1,869	1,862
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	465	293
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	900	903
144A 10.750%, 6/30/32(1)	1,000	944
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(1)	666	726
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,165	1,236
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	470	484
144A 6.375%, 3/1/33(1)	665	676
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	201	200
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	930	929
		10,708

Energy—7.2%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(1)	1,245	1,229
Aker BP ASA
144A 5.125%, 10/1/34(1)	1,090	1,077
144A 5.800%, 10/1/54(1)	725	714
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	745	792
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	685	686
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	795	814
BP Capital Markets plc 4.875% (7)	2,060	2,038
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(1)	455	457
	Par Value	Value

Energy—continued
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	$ 640	$ 640
Civitas Resources, Inc.
144A 8.625%, 11/1/30(1)	5	5
144A 8.750%, 7/1/31(1)	385	408
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)	1,270	1,355
144A 6.714%, 8/15/63(1)	100	114
Coronado Finance Pty Ltd.
144A 10.750%, 5/15/26(1)	679	706
144A 9.250%, 10/1/29(1)	915	940
CrownRock LP 144A 5.000%, 5/1/29(1)(6)	460	465
CVR Energy, Inc. 144A 8.500%, 1/15/29(1)	1,365	1,380
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	845	808
Ecopetrol S.A. 4.625%, 11/2/31	896	768
Enbridge, Inc. 8.500%, 1/15/84	416	465
Encino Acquisition Partners Holdings LLC 144A 8.750%, 5/1/31(1)	100	105
Energy Transfer LP
Series G 7.125%(7)	345	352
Series H 6.500%(7)	660	658
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)	260	268
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	2,150	1,884
Genesis Energy LP 8.875%, 4/15/30	1,175	1,235
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	375	397
Gulfport Energy Corp. 144A 6.750%, 9/1/29(1)	160	162
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	700	751
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	485	472
144A 6.000%, 2/1/31(1)	485	471
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(3)	1,200	1,181
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	426	422
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	1,760	1,758
	Par Value	Value

Energy—continued
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	$ 660	$ 657
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(8)	375	6
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	2,135	2,140
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	285	294
Occidental Petroleum Corp.
6.125%, 1/1/31	630	665
5.550%, 10/1/34	890	904
Pertamina Persero PT 144A 2.300%, 2/9/31(1)(6)	2,665	2,320
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	150
Petroleos Mexicanos
6.500%, 3/13/27	1,240	1,215
6.500%, 1/23/29	305	288
6.700%, 2/16/32	1,843	1,648
7.690%, 1/23/50	1,250	971
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)(6)	1,142	1,094
Plains All American Pipeline LP 5.700%, 9/15/34	1,165	1,211
QatarEnergy 144A 2.250%, 7/12/31(1)	1,299	1,143
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	1,707	1,754
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(1)	1,755	1,844
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	415	409
Transcanada Trust 5.600%, 3/7/82	1,315	1,277
Transocean, Inc.
144A 8.250%, 5/15/29(1)	175	173
144A 8.750%, 2/15/30(1)	340	354
144A 8.500%, 5/15/31(1)	615	611
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	55	52
144A 4.125%, 8/15/31(1)	485	451
Venture Global LNG, Inc.
144A 9.000%(1)(7)	495	502
144A 9.875%, 2/1/32(1)	1,150	1,278
Viper Energy, Inc. 144A 7.375%, 11/1/31(1)	115	121
Western Midstream Operating LP 5.250%, 2/1/50	1,210	1,097
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,430	1,446
		52,052

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—12.8%
Acrisure LLC
144A 8.250%, 2/1/29(1)	$ 380	$ 392
144A 6.000%, 8/1/29(1)	1,070	1,032
AerCap Ireland Capital DAC
3.300%, 1/30/32	640	578
4.950%, 9/10/34	716	712
6.950%, 3/10/55	577	598
Aethon United BR LP 144A 7.500%, 10/1/29(1)	105	106
Allianz SE
144A 6.350%, 9/6/53(1)	1,000	1,088
144A 5.600%, 9/3/54(1)	450	464
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(5)	1,150	1,156
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	2,260	1,912
American Express Co. 5.625%, 7/28/34	1,750	1,830
American National Group, Inc. 5.750%, 10/1/29	1,195	1,202
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)	1,345	1,398
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	1,020	884
Ashtead Capital, Inc. 144A 5.800%, 4/15/34(1)	505	528
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(1)	1,690	1,658
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	150	160
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(1)	597	591
144A 5.750%, 11/15/29(1)	520	537
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(1)	1,172	1,146
RegS 3.125%, 7/1/30(3)	238	233
Banco de Credito e Inversiones S.A. 144A 8.750% (1)(7)	783	841
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)(7)	1,147	1,065
Bank of America Corp.
5.015%, 7/22/33	910	934
5.288%, 4/25/34	595	619
5.425%, 8/15/35	920	943
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	515	558
Series G 4.700%(7)	795	789
Barclays plc 7.437%, 11/2/33	580	670
	Par Value	Value

Financials—continued
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	$ 890	$ 842
Blackstone Private Credit Fund
2.625%, 12/15/26	430	407
144A 7.300%, 11/27/28(1)	820	873
Block, Inc. 144A 6.500%, 5/15/32(1)	560	583
Blue Owl Credit Income Corp.
4.700%, 2/8/27	422	414
6.650%, 3/15/31	350	357
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	1,940	1,700
BNSF Funding Trust I 6.613%, 12/15/55	1,090	1,099
BPCE S.A. 144A 7.003%, 10/19/34(1)	1,100	1,232
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	665	634
Capital One Financial Corp. 2.359%, 7/29/32	720	590
Charles Schwab Corp. (The)
6.136%, 8/24/34	1,020	1,115
Series H 4.000%(7)	720	644
Citigroup, Inc.
6.270%, 11/17/33	985	1,082
6.174%, 5/25/34	719	767
Series X 3.875%(7)	1,805	1,737
Citizens Financial Group, Inc. 5.718%, 7/23/32	690	716
Corebridge Financial, Inc. 6.375%, 9/15/54	1,504	1,519
Deutsche Bank AG 5.403%, 9/11/35	1,260	1,268
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	945
Enel Finance International N.V. 144A 5.500%, 6/26/34(1)	585	608
Export-Import Bank Korea 5.125%, 1/11/33	1,105	1,157
Fifth Third Bancorp 4.337%, 4/25/33	965	927
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(1)	1,390	1,455
Gaci First Investment Co. RegS 4.875%, 2/14/35(3)	775	760
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)	750	780
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	907	1,035
	Par Value	Value

Financials—continued
144A 7.950%, 10/15/54(1)	$ 330	$ 344
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	1,125	1,012
5.330%, 7/23/35	555	575
6.450%, 5/1/36	355	399
Grifols S.A. 144A 4.750%, 10/15/28(1)(6)	800	749
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	1,116	1,142
HUB International Ltd. 144A 7.375%, 1/31/32(1)	155	160
Huntington Bancshares, Inc. 5.709%, 2/2/35	575	599
Huntington National Bank (The) 5.699%, 11/18/25	655	655
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	1,745	1,786
JPMorgan Chase & Co.
5.717%, 9/14/33	570	604
5.350%, 6/1/34	600	628
6.254%, 10/23/34	820	912
1.953%, 2/4/32	795	683
KeyCorp
4.789%, 6/1/33	680	666
6.401%, 3/6/35	415	451
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	430	419
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,220	1,154
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(1)	1,680	1,577
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	720	723
MetLife, Inc. Series G 3.850% (7)	1,015	999
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	1,080	1,046
Morgan Stanley
6.342%, 10/18/33	710	790
5.250%, 4/21/34	570	589
5.424%, 7/21/34	345	360
5.948%, 1/19/38	352	369
MSCI, Inc. 144A 3.625%, 9/1/30(1)	1,431	1,345
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.427%, 4/30/43(5)	$ 450	$ 450
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	970	950
NatWest Group plc 6.475%, 6/1/34	1,220	1,284
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	510	561
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)	275	283
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)	1,335	1,437
NMG Holding Co., Inc. 144A 8.500%, 10/1/28(1)	725	738
Northern Trust Corp. 3.375%, 5/8/32	600	584
Nuveen LLC 144A 5.850%, 4/15/34(1)	1,105	1,170
OneMain Finance Corp. 7.125%, 11/15/31	1,575	1,594
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	100	105
Prudential Financial, Inc.
5.125%, 3/1/52	192	191
6.750%, 3/1/53	560	608
6.500%, 3/15/54	610	652
Societe Generale S.A. 144A 6.066%, 1/19/35(1)	1,275	1,330
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(1)	525	530
State Street Corp.
4.821%, 1/26/34	483	489
6.123%, 11/21/34	700	764
Series I 6.700%(7)	550	570
Synchrony Financial
4.875%, 6/13/25	310	309
4.500%, 7/23/25	385	383
3.700%, 8/4/26	180	177
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	897
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	644
Truist Financial Corp. 5.711%, 1/24/35	610	643
UBS Group AG
144A 9.250%(1)(7)	290	342
144A 4.988%, 8/5/33(1)	1,090	1,103
Wells Fargo & Co.
6.850%(7)	595	621
	Par Value	Value

Financials—continued
5.389%, 4/24/34	$ 425	$ 441
6.491%, 10/23/34	310	346
Series BB 3.900%(7)	950	923
Series U 5.875%(5)(7)	505	506
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)	495	515
		92,746

Health Care—2.3%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)	940	925
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	800	776
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	740	681
144A 4.750%, 2/15/31(1)	1,510	1,327
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,630	1,497
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	1,040	1,114
HCA, Inc.
5.500%, 6/1/33	740	768
5.600%, 4/1/34	250	261
5.450%, 9/15/34	305	314
6.000%, 4/1/54	190	201
Illumina, Inc. 2.550%, 3/23/31	1,145	996
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	1,115	1,228
144A 10.000%, 6/1/32(1)	425	467
Medline Borrower LP
144A 6.250%, 4/1/29(1)	245	252
144A 5.250%, 10/1/29(1)	1,210	1,187
Par Pharmaceutical, Inc. 7.500%, 4/1/27(8)	345	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	1,570	1,619
Smith & Nephew plc 5.400%, 3/20/34	1,165	1,212
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	540	518
Universal Health Services, Inc.
2.650%, 1/15/32	1,276	1,098
5.050%, 10/15/34	665	653
		17,094

Industrials—3.5%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(1)	1,747	1,646
	Par Value	Value

Industrials—continued
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	$ 788	$ 787
Amentum Escrow Corp. 144A 7.250%, 8/1/32(1)	165	172
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	680
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(1)	250	259
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	1	1
Boeing Co. (The)
5.805%, 5/1/50	325	314
5.930%, 5/1/60	220	211
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	1,169	1,037
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)	1,115	1,158
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	10	10
144A 9.500%, 1/1/31(1)	550	599
Cimpress plc 144A 7.375%, 9/15/32(1)	1,820	1,835
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,265	1,140
DP World Ltd. 144A 6.850%, 7/2/37(1)	200	227
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)	690	727
144A 7.000%, 6/15/32(1)	145	152
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	1,400	1,441
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(6)	1,415	1,115
Icahn Enterprises LP
6.250%, 5/15/26	175	174
5.250%, 5/15/27	365	350
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	1,695	1,603
Regal Rexnord Corp. 6.400%, 4/15/33	2,218	2,372
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	650	636
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	814	695
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	885	927
144A 6.625%, 3/1/32(1)	630	656
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	$ 576	$ 604
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	165	172
United Rentals North America, Inc. 3.750%, 1/15/32	540	493
Veralto Corp. 5.450%, 9/18/33	875	918
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(6)	1,645	1,608
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(1)	435	453
		25,172

Information Technology—1.3%
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	831	892
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	485	518
144A 4.000%, 7/1/29(1)	600	583
CommScope Technologies LLC 144A 6.000%, 6/15/25(1)	1,495	1,446
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	110	110
144A 6.500%, 10/15/28(1)(6)	635	635
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	430	440
Hewlett Packard Enterprise Co. 5.000%, 10/15/34	150	148
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)	90	94
Leidos, Inc. 2.300%, 2/15/31	1,135	986
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	1,750	1,826
Viasat, Inc. 144A 5.625%, 9/15/25(1)	1,110	1,095
Vontier Corp. 2.950%, 4/1/31	1,250	1,087
		9,860

Materials—2.6%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	1,235	616
	Par Value	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	$ 710	$ 687
Berry Global, Inc. 144A 5.650%, 1/15/34(1)	1,735	1,781
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	850	893
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,120	1,135
Glencore Funding LLC 144A 5.634%, 4/4/34(1)	510	532
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	1,493	1,478
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	2,120	2,143
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(6)	1,075	1,149
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	1,695	1,655
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	1,085	1,113
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	591	604
Sealed Air Corp. 144A 6.500%, 7/15/32(1)	345	356
Sonoco Products Co. 5.000%, 9/1/34	980	966
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	910	955
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	1,522	1,526
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	400	428
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	1,037	974
		18,991

Real Estate—0.9%
EPR Properties 3.600%, 11/15/31	1,190	1,061
GLP Capital LP
4.000%, 1/15/30	245	234
3.250%, 1/15/32	436	386
6.750%, 12/1/33	575	632
Office Properties Income Trust 144A 9.000%, 9/30/29(1)	844	721
Sabra Health Care LP 3.200%, 12/1/31	1,080	950
Safehold GL Holdings LLC 6.100%, 4/1/34	1,300	1,374
	Par Value	Value

Real Estate—continued
Service Properties Trust 4.950%, 2/15/27	$ 455	$ 431
VICI Properties LP
5.125%, 5/15/32	725	728
5.750%, 4/1/34	150	157
144A 4.125%, 8/15/30(1)	180	171
		6,845

Utilities—2.1%
AES Corp. (The) 7.600%, 1/15/55	660	694
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,433
Dominion Energy, Inc. Series B 7.000%, 6/1/54	1,370	1,496
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	218
144A 6.900%, 5/23/53(1)	1,015	1,178
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	585	682
Entergy Corp. 7.125%, 12/1/54	1,420	1,472
Ferrellgas LP
144A 5.375%, 4/1/26(1)	495	494
144A 5.875%, 4/1/29(1)	1,040	973
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	1,460	1,531
Lightning Power LLC 144A 7.250%, 8/15/32(1)	55	58
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	165	169
144A 8.375%, 2/15/32(1)	270	278
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	1,007	1,119
PacifiCorp 5.800%, 1/15/55	1,120	1,175
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)	350	347
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	849
Vistra Corp. 144A 8.000% (1)(7)	437	458
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	720	757
		15,381

Total Corporate Bonds and Notes (Identified Cost $269,830)		274,044

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Leveraged Loans—10.8%
Aerospace—0.2%
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.345%, 8/24/28(5)	$ 493	$ 493
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.345%, 8/24/28(5)	190	190
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.695%, 2/1/28(5)	628	603
		1,286

Chemicals—0.5%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(5)	710	709
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 8.710%, 2/5/27(5)	829	831
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.460%, 10/15/28(5)	400	399
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.460%, 12/31/29(5)	388	389
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.500%) 8.628%, 4/3/28(5)	576	576
USALCO LLC
0.000%, 9/18/31(5)(9)	40	40
(1 month Term SOFR + 4.000%) 8.845%, 9/17/31(5)	389	390
		3,334

Consumer Durables—0.2%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 8.960%, 12/29/27(5)	672	669
Madison Safety & Flow LLC (1 month Term SOFR + 3.250%) 8.105%, 9/26/31(5)	255	255
	Par Value	Value

Consumer Durables—continued
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.249%) 8.095%, 10/19/29(5)	$ 605	$ 600
		1,524

Consumer Non-Durables—0.5%
Albion Financing 3 S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.826%, 8/16/29(5)	359	360
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 10.104%, 1/31/31(5)	723	700
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(5)	718	671
Osmosis Buyer Ltd. Tranche B (1 month Term SOFR + 3.500%) 8.701%, 7/31/28(5)	1,174	1,173
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.821%, 8/26/31(5)	410	407
		3,311

Energy—0.4%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.044%, 12/21/28(5)	812	804
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.818%, 10/4/30(5)	118	118
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 8.595%, 5/31/31(5)	159	160
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.314%, 10/18/28(5)	616	616
NGP XI Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.604%, 7/25/31(5)	270	270
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.225%, 10/5/28(5)	483	483
	Par Value	Value

Energy—continued
South Field Energy LLC Tranche B (3 month Term SOFR + 3.750%) 8.354%, 8/29/31(5)	$ 212	$ 213
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.752%, 2/16/28(5)	495	495
		3,159

Financials—0.2%
Acrisure LLC
2024 (1 month Term SOFR + 3.250%) 8.211%, 11/6/30(5)	603	596
2024, Tranche B (1 month Term SOFR + 3.000%) 7.961%, 2/16/27(5)	362	360
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 8.345%, 2/14/31(5)	305	305
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.210%, 12/23/26(5)	484	484
		1,745

Food / Tobacco—0.3%
Del Monte Foods Corp. II, Inc. (3 month Term SOFR + 8.150%) 13.166%, 8/2/28(5)	233	219
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 9.347% - 9.416%, 8/2/28(5)	203	108
(3 month Term SOFR + 4.900%) 9.847%, 8/2/28(5)	461	76
Naked Juice LLC (3 month Term SOFR + 3.350%) 7.954%, 1/24/29(5)	838	684
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 8.868%, 7/12/29(5)	515	515
Sigma Bidco B.V. Tranche B-10 (6 month Term SOFR + 4.410%) 9.302%, 1/3/28(5)	619	616
		2,218

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.595%, 10/25/27(5)	263	264
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—0.2%
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.723%, 2/12/26(5)	$ 780	$ 730
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.210%, 3/3/28(5)	848	830
		1,560

Gaming / Leisure—0.6%
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 8.845%, 8/31/30(5)	517	518
Entain Holdings Gibraltar Ltd. Tranche B (6 month Term SOFR + 2.600%) 7.864%, 3/29/27(5)	316	317
Entain plc Tranche B-3 (6 month Term SOFR + 2.750%) 8.014%, 10/31/29(5)	419	419
J&J Ventures Gaming LLC (1 month Term SOFR + 4.000%) 8.960%, 4/26/28(5)	329	328
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.104%, 11/12/29(5)	661	636
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.893%, 8/1/30(5)	824	822
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 8.318%, 4/4/29(5)	1,080	1,073
		4,113

Health Care—1.5%
Agiliti Health, Inc. Tranche B (1 month Term SOFR + 3.250%) 3.250%, 5/1/30(5)	632	613
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.845%, 9/29/28(5)	277	277
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(5)	548	547
Cotiviti, Inc. (1 month Term SOFR + 3.250%) 8.451%, 5/1/31(5)	498	497
	Par Value	Value

Health Care—continued
Endo Finance Holdings, Inc. Tranche B (3 month Term SOFR + 4.500%) 9.783%, 4/9/31(5)	$ 200	$ 200
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.704%, 10/1/27(5)	434	412
Global Medical Response, Inc. 2024 (1 month Term SOFR + 6.000%) 10.844%, 10/31/28(5)	679	674
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 7.402%, 11/15/27(5)	1,270	1,232
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.954%, 8/19/28(5)	610	606
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(5)(8)	28	10
LifePoint Health, Inc.
2024 (1 month Term SOFR + 4.000%) 8.965%, 5/19/31(5)	110	110
Tranche B (1 month Term SOFR + 4.000%) 4.000%, 5/16/31(5)	1,044	1,042
Medline Borrower LP
(1 month Term SOFR + 2.250%) 7.095%, 10/23/28(5)	75	75
Tranche B (1 month Term SOFR + 2.750%) 7.595%, 10/23/28(5)	501	501
Modivcare, Inc. (3 month Term SOFR + 4.750%) 10.082%, 7/1/31(5)	155	146
Packaging Coordinators Midco, Inc. 2024 (1 month Term SOFR + 3.250%) 8.095%, 11/30/27(5)	882	881
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.883%, 1/31/29(5)	795	777
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.750%) 7.995%, 10/5/27(5)	551	551
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.354%, 9/27/30(5)	632	614
	Par Value	Value

Health Care—continued
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.764%, 11/20/26(5)	$ 343	$ 296
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 8.710%, 7/2/25(5)	941	940
		11,001

Housing—0.3%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 8.195%, 11/3/28(5)	850	845
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.447%, 4/12/28(5)	587	574
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.571%, 2/26/29(5)	480	475
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.968%, 5/30/31(5)	658	645
		2,539

Information Technology—1.7%
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 8.104%, 2/1/31(5)	718	719
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 5.250%) 9.854%, 2/23/32(5)	80	82
Tranche B-1 (3 month Term SOFR + 3.000%) 7.604%, 2/24/31(5)	592	592
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 9.005%, 7/30/31(5)	804	802
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.854%, 7/6/29(5)	1,146	1,133
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.365%, 9/29/28(5)	444	443
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 10.103%, 12/12/29(5)	861	862
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.095%, 5/30/31(5)	$ 571	$ 571
Infinite Bidco LLC First Lien (3 month Term SOFR + 3.750%) 9.264%, 3/2/28(5)	734	711
Instructure Holdings, Inc.
(1 month Term SOFR + 3.500%) 3.500%, 9/11/31(5)	670	665
Second Lien (1 month Term SOFR + 5.500%) 5.500%, 9/10/32(5)	200	200
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 4.000%) 9.016%, 4/1/28(5)	523	523
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 9.104%, 9/16/30(5)	223	224
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.102%, 3/27/29(5)	435	439
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.210%, 3/10/28(5)	860	858
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.845%, 8/31/28(5)	289	288
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 7.960%, 4/24/28(5)	857	831
Rocket Software, Inc. (1 month Term SOFR + 4.750%) 9.595%, 11/28/28(5)	781	781
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.445%, 10/9/29(5)	355	356
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.610%, 9/27/31(5)	380	380
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(5)	592	592
		12,052

	Par Value	Value

Manufacturing—0.3%
Arcline FM Holdings LLC 2024 (3-6 month Term SOFR + 4.500%) 9.567% - 9.742%, 6/23/28(5)	$ 598	$ 599
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.701%, 9/28/28(5)	804	761
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 2.000%) 2.000%, 9/25/31(5)	160	160
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.460%, 10/21/28(5)	616	615
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.595%, 3/17/27(5)	427	429
		2,564

Media / Telecom - Broadcasting—0.3%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 8.315%, 12/1/28(5)	692	637
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.204%, 12/17/26(5)	925	812
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.460%, 1/31/29(5)	769	751
		2,200

Media / Telecom - Cable/Wireless Video—0.7%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(5)	810	791
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.597%, 1/18/28(5)	990	960
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(5)	1,043	1,025
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.865%, 11/12/27(5)	923	920
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.711%, 1/31/28(5)	$ 1,130	$ 1,080
		4,776

Media / Telecom - Diversified Media—0.4%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.255%, 10/30/30(5)	527	526
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.594%, 9/12/31(5)	390	390
McGraw-Hill Education, Inc. 2024, Tranche B (3 month Term SOFR + 4.000%) 8.604%, 8/1/31(5)	371	372
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.095%, 5/3/28(5)	660	655
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(5)	1,046	979
		2,922

Media / Telecom - Telecommunications—0.1%
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.264%, 7/31/25(5)(10)	609	572
Tranche B-12 (3 month LIBOR + 3.688%) 9.250%, 1/31/26(5)(10)	164	139
		711

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.345%, 3/2/29(5)	684	624
Metals / Minerals—0.2%
Arsenal Aic Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 8/18/30(5)	292	292
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Metals / Minerals—continued
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.580%, 7/31/26(5)	$ 850	$ 843
		1,135

Retail—0.2%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.752%, 11/8/27(5)	470	471
EG America LLC Tranche C (1 month Term SOFR + 5.614%) 10.445%, 2/7/28(5)	486	485
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.115%, 3/3/28(5)	675	641
		1,597

Service—1.6%
AAL Delaware Holdco, Inc. Tranche B (1 month Term SOFR + 3.500%) 8.345%, 7/30/31(5)	145	146
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.445%, 12/11/28(5)	636	633
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.095%, 5/31/28(5)	348	349
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.752%, 4/20/29(5)	346	345
Crisis Prevention Institute, Inc. (3 month Term SOFR + 4.750%) 9.354%, 4/9/31(5)	315	315
DG Investment Intermediate Holdings 2, Inc.
2024 0.000%, 3/31/28(5)(9)	68	68
First Lien (1 month Term SOFR + 3.864%) 8.710%, 3/31/28(5)	845	842
DXP Enterprises, Inc.
(3 month Term SOFR + 4.850%) 10.164%, 10/11/30(5)	416	416
2024 (1 month Term SOFR + 3.750%) 9.064%, 10/11/30(5)	390	390
	Par Value	Value

Service—continued
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.252%, 8/1/29(5)	$ 249	$ 250
Garda World Security Corp. (1 month Term SOFR + 3.500%) 8.597%, 2/1/29(5)	766	765
Grant Thornton Advisors LLC Tranche B (1 month Term SOFR + 3.250%) 8.095%, 6/2/31(5)	280	280
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(5)	626	622
Kuehg Corp. Tranche B (3 month Term SOFR + 4.500%) 9.104%, 6/12/30(5)	634	635
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.354%, 11/23/28(5)	736	733
Omnia Partners LLC (3 month Term SOFR + 3.250%) 8.529%, 7/25/30(5)	739	740
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.604%, 2/7/31(5)	289	290
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.256%, 3/4/28(5)	1,353	1,179
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.607%, 6/30/28(5)	747	666
TMF Sapphire Bidco B.V. Tranche B-3 (3 month Term SOFR + 3.500%) 8.818%, 5/3/28(5)	213	214
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.946%, 11/2/27(5)	738	712
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.710%, 3/24/28(5)	828	787
		11,377

Transportation - Automotive—0.2%
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 10.514%, 3/30/27(5)	721	712
	Par Value	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.264%, 10/28/27(5)	$ 747	$ 683
		1,395

Utilities—0.1%
South Field Energy LLC Tranche C (3 month Term SOFR + 3.750%) 8.354%, 8/29/31(5)	13	13
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.603%, 5/10/29(5)	655	653
		666

Total Leveraged Loans (Identified Cost $78,849)		78,073

	Shares
Preferred Stocks—0.2%
Financials—0.2%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525(11)	501
MetLife, Inc. Series D, 5.875%(6)	478(11)	487
Truist Financial Corp. Series Q, 5.100%	725(11)	712
		1,700

Total Preferred Stocks (Identified Cost $1,710)		1,700

Common Stocks—0.0%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(8)(12)	42,729	2
NMG Parent LLC(8)(12)	836	92
West Marine(8)(12)	650	3
		97

Health Care—0.0%
Endo, Inc.(12)	3,340	85
Lannett Co., Inc.(8)(12)	4,574	—
		85

Total Common Stocks (Identified Cost $544)		182

Total Long-Term Investments—99.2% (Identified Cost $713,783)		720,329

See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(13)	11,788,898	$ 11,789
Total Short-Term Investment (Identified Cost $11,789)		11,789

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(13)(14)	8,082,131	8,082
Total Securities Lending Collateral (Identified Cost $8,082)		8,082

TOTAL INVESTMENTS—101.9% (Identified Cost $733,654)		$740,200
Other assets and liabilities, net—(1.9)%		(13,621)
NET ASSETS—100.0%		$726,579

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $404,774 or 55.7% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2024.
(5)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of security is on loan.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	At September 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	80%
Canada	2
Mexico	2
Saudi Arabia	1
United Kingdom	1
Indonesia	1
Turkey	1
Other	12
Total	100%
† % of total investments as of September 30, 2024.
As of September 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/30/31(1)	$67	$67	$67	$—(2)

(1)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$59,915	$—	$59,915	$—
Foreign Government Securities	67,932	—	67,932	—
Mortgage-Backed Securities	137,304	—	137,304	—
Asset-Backed Securities	101,179	—	101,179	—
Corporate Bonds and Notes	274,044	—	274,038	6(1)
Leveraged Loans	78,073	—	78,063	10
Equity Securities:
Preferred Stocks	1,700	—	1,700	—
Common Stocks	182	85	—	97(1)
Money Market Mutual Fund	11,789	11,789	—	—
Securities Lending Collateral	8,082	8,082	—	—
Total Investments	$740,200	$19,956	$720,131	$113

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $224 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—9.4%
U.S. Treasury Notes
1.000%, 12/15/24	$ 59,525	$ 59,088
4.125%, 1/31/25(1)	22,075	22,037
0.250%, 5/31/25	68,370	66,605
1.625%, 2/15/26	94,570	91,833
4.375%, 8/15/26	107,500	108,844
2.750%, 5/31/29	82,875	79,919
Total U.S. Government Securities (Identified Cost $422,554)		428,326

Foreign Government Securities—3.2%
Arab Republic of Egypt
144A 5.800%, 9/30/27(2)	1,480	1,398
144A 7.600%, 3/1/29(2)	5,155	4,978
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	7,334	865
RegS 7.750%, 10/13/19(3)(4)	4,851	611
Costa Rica Government 144A 6.125%, 2/19/31(2)	2,070	2,144
Dominican Republic
144A 5.500%, 2/22/29(2)	3,285	3,310
144A 7.050%, 2/3/31(2)	2,200	2,371
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(3)	2,310	1,783
Federative Republic of Brazil 3.875%, 6/12/30	5,792	5,411
Hungary Government International Bond 144A 6.125%, 5/22/28(2)	4,551	4,745
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(2)	2,120	1,921
Kingdom of Bahrain 144A 6.750%, 9/20/29(2)	2,616	2,740
Kingdom of Jordan 144A 7.500%, 1/13/29(2)	1,025	1,039
Kingdom of Morocco 144A 5.950%, 3/8/28(2)	3,000	3,099
Oman Government International Bond 144A 5.625%, 1/17/28(2)	3,434	3,517
Republic of Angola 144A 8.250%, 5/9/28(2)	2,445	2,320
Republic of Argentina 0.750%, 7/9/30(5)	10,402	6,381
Republic of Armenia 144A 3.950%, 9/26/29(2)	1,226	1,099
	Par Value	Value

Foreign Government Securities—continued
Republic of Chile 2.450%, 1/31/31	$ 1,526	$ 1,360
Republic of Ecuador RegS 6.900%, 7/31/30(4)(5)	7,645	5,554
Republic of El Salvador 144A 6.375%, 1/18/27(2)	1,480	1,421
Republic of Gabon 144A 6.625%, 2/6/31(2)	704	544
Republic of Guatemala 144A 5.250%, 8/10/29(2)	2,749	2,713
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	3,184	3,184
Republic of Kenya 144A 9.750%, 2/16/31(2)	1,637	1,647
Republic of Nigeria 144A 6.125%, 9/28/28(2)	3,800	3,447
Republic of Panama
3.875%, 3/17/28	5,245	5,048
7.500%, 3/1/31	3,150	3,443
Republic of Paraguay 144A 4.950%, 4/28/31(2)	1,825	1,820
Republic of Philippines 4.375%, 3/5/30	4,790	4,811
Republic of Poland 4.625%, 3/18/29	5,621	5,761
Republic of Senegal RegS 7.750%, 6/10/31(4)	594	567
Republic of Serbia 144A 6.250%, 5/26/28(1)(2)	4,736	4,923
Republic of Sri Lanka 144A 6.200%, 5/11/27(2)(3)	3,020	1,685
Republic of Turkiye
9.375%, 3/14/29	3,230	3,664
9.125%, 7/13/30	9,555	10,908
Romania Government International Bond 144A 5.875%, 1/30/29(2)	5,228	5,352
Saudi International Bond 144A 4.750%, 1/18/28(2)	6,500	6,628
State of Qatar 144A 3.750%, 4/16/30(2)	3,266	3,231
Trinidad & Tobago Government International Bond 144A 4.500%, 8/4/26(2)	1,107	1,089
Ukraine Government Bond
144A 0.000%, 2/1/35(2)(5)	2,532	1,103
144A 1.750%, 2/1/35(2)(5)	1,890	815
United Mexican States
3.750%, 1/11/28	7,307	7,115
5.000%, 5/7/29	7,030	7,069
	Par Value	Value

Foreign Government Securities—continued
Uzbekistan International Bond 144A 7.850%, 10/12/28(2)	$ 1,700	$ 1,795
Total Foreign Government Securities (Identified Cost $149,023)		146,429

Mortgage-Backed Securities—24.7%
Agency—3.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	37,463	38,545
Pool #SD3238 5.500%, 12/1/52	2,686	2,722
Pool #SD8350 6.000%, 8/1/53	10,177	10,406
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	7	7
Pool #725762 6.000%, 8/1/34	39	41
Pool #773385 5.500%, 5/1/34	45	46
Pool #800267 5.500%, 12/1/34	12	12
Pool #806318 5.500%, 11/1/34	100	104
Pool #808018 5.500%, 1/1/35	61	64
Pool #889578 6.000%, 4/1/38	30	31
Pool #890710 3.000%, 2/1/31	1,908	1,863
Pool #941322 6.000%, 7/1/37	5	5
Pool #AC6992 5.000%, 12/1/39	751	773
Pool #AD3841 4.500%, 4/1/40	875	885
Pool #AD4224 5.000%, 8/1/40	1,006	1,036
Pool #AD6058 4.000%, 8/1/25	122	121
Pool #AE4799 4.000%, 10/1/40	10	10
Pool #AH4009 4.000%, 3/1/41	1,176	1,163
Pool #AI2472 4.500%, 5/1/41	733	741
Pool #AO5149 3.000%, 6/1/27	71	70
Pool #AS6515 4.000%, 1/1/46	1,579	1,542
Pool #FS4438 5.000%, 11/1/52	11,523	11,533
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA4785 5.000%, 10/1/52	$ 10,527	$ 10,533
Pool #MA4805 4.500%, 11/1/52	21,864	21,503
Pool #MA5072 5.500%, 7/1/53	28,161	28,496
Pool #MA5139 6.000%, 9/1/53	44,081	45,062
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	4	4
		177,318

Non-Agency—20.8%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(6)	15,250	15,489
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(2)(6)	4,236	4,042
2021-A, A1 144A 1.065%, 9/25/65(2)(6)	6,841	6,077
2022-B, A1 144A 3.500%, 3/27/62(2)(6)	14,346	13,754
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(2)	9,660	9,577
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	6,739	6,624
2020-SFR2, D 144A 3.282%, 7/17/37(2)	1,680	1,658
2020-SFR3, B 144A 1.806%, 9/17/37(2)	4,362	4,236
2021-SFR2, C 144A 1.877%, 8/17/38(2)	4,535	4,282
2021-SFR3, D 144A 2.177%, 10/17/38(2)	6,675	6,326
2021-SFR4, B 144A 2.417%, 12/17/38(2)	4,106	3,902
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(6)	2,560	2,423
2021-3, A2 144A 1.305%, 5/25/66(2)(6)	1,591	1,378
2021-5, A1 144A 0.951%, 7/25/66(2)(6)	5,813	5,031
2021-8, A1 144A 1.820%, 11/25/66(2)(6)	8,863	7,871
2022-5, A1 144A 4.500%, 5/25/67(2)(6)	4,612	4,571
2023-1, A1 144A 4.750%, 9/26/67(2)(6)	3,769	3,745
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(6)	4,143	4,048
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(2)(6)	$ 2,463	$ 2,395
2022-1, A1B 144A 3.269%, 12/25/56(2)(6)	4,252	3,975
Banc of America Funding Trust 2004-D, 5A1 4.943%, 1/25/35(6)	674	663
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.016%, 3/15/37(2)(6)	11,430	10,801
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	4,235	4,309
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.995%, 4/15/37(2)(6)	14,100	14,144
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(6)	1,167	1,138
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.057%, 2/15/39(2)(6)	8,663	8,593
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.488%, 3/15/41(2)(6)	7,896	7,896
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(2)	1,665	1,547
2019-OC11, B 144A 3.605%, 12/9/41(2)	5,000	4,652
2019-OC11, D 144A 4.075%, 12/9/41(2)(6)	7,699	7,087
2022-CLS, A 144A 5.760%, 10/13/27(2)	15,725	15,876
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.717%, 9/15/38(2)(6)	4,505	4,513
Chase Home Lending Mortgage Trust 2023-RPL1, A1 144A 3.500%, 6/25/62(2)(6)	7,213	6,772
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(6)	3,545	3,280
	Par Value	Value

Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(2)(6)	$ 5,320	$ 4,967
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.702%, 5/25/34(6)	267	266
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(6)	4,426	4,205
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(2)(6)	2,078	1,912
2018-RP1, A1 144A 3.000%, 9/25/64(2)(6)	2,378	2,312
2019-RP1, A1 144A 3.500%, 1/25/66(2)(6)	3,236	3,152
2020-EXP1, A1B 144A 1.804%, 5/25/60(2)(6)	1,306	1,207
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(2)(6)	2,329	2,083
2021-3R, A2 144A 1.257%, 12/25/64(2)(6)	546	486
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(6)	11,619	11,365
2022-4, A1 144A 4.301%, 3/25/67(2)(6)	6,693	6,599
2022-5, A1 144A 4.550%, 4/25/67(2)(6)	13,408	13,267
2023-3, A1 144A 7.180%, 9/25/68(2)(6)	6,360	6,508
2023-4, A1 144A 7.163%, 10/25/68(2)(6)	1,699	1,740
2024-5, A1 144A 5.123%, 8/25/69(2)(6)	10,838	10,860
2021-2R, A1 144A 0.798%, 7/27/54(2)	1,653	1,466
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(2)(6)	3,703	3,228
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	13,465	13,109
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(6)	5,742	5,683
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(2)	1,255	1,245
2020-3, A 144A 1.358%, 8/15/53(2)	2,338	2,248
2020-4, A 144A 1.174%, 12/15/52(2)	7,725	7,466
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-1, A 144A 4.744%, 6/17/55(2)(6)	$ 6,469	$ 6,497
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(6)	5,196	5,034
2020-NQM1, A1 144A 2.208%, 5/25/65(2)(6)	2,102	1,963
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(6)	9,857	8,847
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(2)(6)	5,326	4,717
2022-1, A1 144A 2.205%, 1/25/67(2)(6)	5,438	4,968
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(6)	928	897
2020-1, A1 144A 2.006%, 5/25/65(2)(6)	1,345	1,321
2020-2, A1 144A 1.178%, 10/25/65(2)(6)	4,011	3,753
2021-1, A2 144A 1.003%, 2/25/66(2)(6)	855	744
2022-1, A1 144A 2.206%, 1/25/67(2)(6)	2,254	1,993
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/29(2)(6)	6,790	6,772
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	7,020	6,816
2020-SFR2, A 144A 1.266%, 10/19/37(2)	4,317	4,179
2020-SFR2, B 144A 1.567%, 10/19/37(2)	21,195	20,479
2021-SFR1, D 144A 2.189%, 8/17/38(2)	7,260	6,858
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(6)	643	594
2019-2, A52 144A 3.500%, 6/25/59(2)(6)	3,135	2,896
GCAT Trust 2021-NQM6, A1 144A 1.855%, 8/25/66(2)(6)	6,612	5,994
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.011%, 2/15/38(2)(6)	5,700	5,119
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(6)	2,630	2,373
	Par Value	Value

Non-Agency—continued
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(6)	$ 8,077	$ 8,171
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(6)	9,021	8,940
JPMBB Commercial Mortgage Securities Trust 2015-C32, AS 3.984%, 11/15/48	2,495	2,373
JPMorgan Chase Mortgage Trust
2006-A6, 3A3L 5.074%, 10/25/36(6)(7)	223	129
2014-1, 2A12 144A 3.500%, 1/25/44(2)(6)	563	533
2014-5, B1 144A 2.711%, 10/25/29(2)(6)	1,882	1,755
2014-5, B2 144A 2.711%, 10/25/29(2)(6)	886	824
2015-1, AM1 144A 6.678%, 12/25/44(2)(6)	527	518
2015-5, A2 144A 6.854%, 5/25/45(2)(6)	707	709
2017-3, 2A2 144A 2.500%, 8/25/47(2)(6)	1,512	1,348
2017-5, A1 144A 5.425%, 10/26/48(2)(6)	1,254	1,261
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.719%, 4/25/46(2)(6)	5,114	4,977
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(6)	9,717	9,822
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(2)(6)	12,630	12,743
2024-RTL1, A1 144A 7.017%, 1/25/29(2)(6)	5,775	5,869
MetLife Securitization Trust
2017-1A, M1 144A 3.467%, 4/25/55(2)(6)	7,930	7,166
2018-1A, A 144A 3.750%, 3/25/57(2)(6)	13,060	12,655
2019-1A, A1A 144A 3.750%, 4/25/58(2)(6)	3,801	3,736
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(6)	8,859	8,695
2022-INV2, A1 144A 4.950%, 7/25/57(2)(6)	2,750	2,735
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(6)	3,311	3,233
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(6)	5,707	5,719
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(6)	1,428	1,327
	Par Value	Value

Non-Agency—continued
2021-INV1, A1 144A 0.852%, 1/25/56(2)(6)	$ 726	$ 693
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(6)	1,983	1,944
2017-3, M2 144A 3.250%, 1/25/61(2)(6)	8,911	8,451
2019-1, M2 144A 3.500%, 10/25/69(2)(6)	12,131	11,207
2021-NMR1, A1 144A 1.125%, 11/25/60(2)(6)	2,940	2,793
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	12,180	12,876
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 7.331%, 2/25/34(6)	—(8)	—(8)
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.951%, 6/25/44(2)(6)	1,556	1,556
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(6)	2,929	2,822
2015-2A, A1 144A 3.750%, 8/25/55(2)(6)	2,457	2,363
2016-1A, A1 144A 3.750%, 3/25/56(2)(6)	1,367	1,311
2016-3A, A1 144A 3.750%, 9/25/56(2)(6)	1,639	1,578
2016-4A, A1 144A 3.750%, 11/25/56(2)(6)	2,018	1,927
2017-2A, A3 144A 4.000%, 3/25/57(2)(6)	8,050	7,810
2018-2A, A1 144A 4.500%, 2/25/58(2)(6)	4,545	4,502
2019-RPL2, M2 144A 3.750%, 2/25/59(2)(6)	595	537
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(6)	2,618	2,454
2014-3A, AFX3 144A 3.750%, 11/25/54(2)(6)	3,037	2,895
2016-2A, A1 144A 3.750%, 11/26/35(2)(6)	3,066	2,946
2018-1A, A1A 144A 4.000%, 12/25/57(2)(6)	5,767	5,629
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(6)	9,124	7,772
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(2)	3,605	3,357
2024-CP1, A1 144A 3.750%, 2/25/68(2)(6)	3,657	3,480
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(2)(6)	$ 3,497	$ 3,148
2023-NQM10, A1 144A 6.465%, 10/25/63(2)(6)	7,818	7,944
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(6)	3,622	3,680
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(6)	2,044	2,096
2024-HYB1, A1 144A 3.602%, 3/25/53(2)(6)	6,929	6,766
2024-HYB2, A1 144A 3.617%, 4/25/53(2)(6)	8,046	7,999
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(6)	6,521	6,624
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(6)	8,312	8,452
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 5.619%, 6/25/57(2)(6)	1,679	1,641
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(6)	3,557	3,534
Preston Ridge Partners Mortgage LLC 2021-RPL2, A1 144A 1.455%, 10/25/51(2)(6)	17,671	16,246
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(2)	11,130	10,675
2021-SFR5, D 144A 2.109%, 7/17/38(2)	2,500	2,379
2021-SFR1, C 144A 1.555%, 4/17/38(2)	2,544	2,430
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(6)	1,780	1,562
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(2)(6)	3,152	3,094
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(2)(6)	3,286	2,899
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(6)	14,500	14,608
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(6)	6,899	7,010
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(2)(6)	736	720
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(6)	1,087	1,051
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(6)	15,107	12,469
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2020-1, A1 144A 2.275%, 2/25/50(2)(6)	$ 405	$ 387
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(6)	11,700	12,144
Towd Point Mortgage Trust
2015-6, B2 144A 3.839%, 4/25/55(2)(6)	9,529	9,002
2016-4, B1 144A 4.019%, 7/25/56(2)(6)	8,095	7,871
2017-1, M1 144A 3.750%, 10/25/56(2)(6)	4,374	4,293
2018-2, A2 144A 3.500%, 3/25/58(2)(6)	12,525	12,017
2018-6, A1A 144A 3.750%, 3/25/58(2)(6)	1,894	1,870
2018-6, A1B 144A 3.750%, 3/25/58(2)(6)	1,705	1,652
2019-2, A2 144A 3.750%, 12/25/58(2)(6)	925	858
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.569%, 5/25/58(2)(6)	4,045	4,139
2020-MH1, A2 144A 2.500%, 2/25/60(2)(6)	12,111	11,409
2021-1, A2 144A 2.750%, 11/25/61(2)(6)	12,970	11,003
2024-1, A1 144A 4.526%, 3/25/64(2)(6)	15,837	16,005
2017-6, A2 144A 3.000%, 10/25/57(2)(6)	11,390	10,805
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	5,243	4,825
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	6,490	6,191
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(2)(6)	885	881
2021-NPL3, A1 144A 4.743%, 5/25/51(2)(6)	209	207
2021-NPL4, A1 144A 4.868%, 8/25/51(2)(6)	1,389	1,373
2021-NPL6, A1 144A 4.917%, 9/25/51(2)(6)	6,803	6,736
Verus Securitization Trust
2019-4, A1 144A 3.642%, 11/25/59(2)(6)	2,181	2,146
2019-INV2, A1 144A 3.913%, 7/25/59(2)(6)	1,528	1,514
2021-2, A1 144A 1.031%, 2/25/66(2)(6)	3,835	3,462
	Par Value	Value

Non-Agency—continued
2022-4, A1 144A 4.474%, 4/25/67(2)(6)	$ 11,202	$ 11,107
2022-5, A1 144A 3.800%, 4/25/67(2)(6)	15,339	14,861
2022-7, A1 144A 5.152%, 7/25/67(2)(6)	10,620	10,576
2023-8, A1 144A 6.259%, 12/25/68(2)(6)	8,920	9,062
2024-3, A1 144A 6.338%, 4/25/69(2)(6)	1,488	1,517
2020-1, A1 144A 3.417%, 1/25/60(2)(6)	2,478	2,422
2020-4, A1 144A 2.502%, 5/25/65(2)(6)	3,995	3,860
2021-R1, A1 144A 0.820%, 10/25/63(2)(6)	2,442	2,303
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(6)	1,627	1,584
2021-1R, A1 144A 1.280%, 5/25/56(2)	5,457	5,005
VM Master Issuer LLC 2022-1, A1 144A 6.163%, 5/24/25(2)(6)(7)	10,345	10,403
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	121	119
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,500
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(6)	2,175	1,920
		946,060

Total Mortgage-Backed Securities (Identified Cost $1,148,747)		1,123,378

Asset-Backed Securities—25.7%
Automobiles—11.5%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	5,034	5,066
American Credit Acceptance Receivables Trust
2022-1, E 144A 3.640%, 3/13/28(2)	12,490	12,331
2024-1, C 144A 5.630%, 1/14/30(2)	7,935	8,024
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Arivo Acceptance Auto Loan Receivables Trust
2022-1A, B 144A 4.770%, 6/15/28(2)	$ 6,200	$ 6,119
2022-2A, A 144A 6.900%, 1/16/29(2)	4,177	4,213
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(2)	2,274	2,250
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	9,205	8,920
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,870	1,773
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(2)	11,500	10,913
(AESOP) 2022-3A, A 144A 4.620%, 2/20/27(2)	3,030	3,030
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(2)	6,383	6,505
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(2)	4,650	4,690
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(2)	3,500	3,533
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	8,050	8,273
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(2)	1,152	1,158
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(2)	12,824	12,841
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	2,250	2,164
2021-N2, C 1.070%, 3/10/28	1,210	1,159
2021-N3, D 1.580%, 6/12/28	3,281	3,153
2021-P3, B 1.420%, 8/10/27	4,590	4,313
2022-N1, C 144A 3.320%, 12/11/28(2)	784	768
2022-N1, D 144A 4.130%, 12/11/28(2)	8,588	8,498
2023-N1, C 144A 5.920%, 7/10/29(2)	3,044	3,075
	Par Value	Value

Automobiles—continued
2023-N4, C 144A 6.590%, 2/11/30(2)	$ 4,970	$ 5,168
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(2)	3,147	3,121
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(2)	8,549	8,852
2024-A, C 144A 5.740%, 4/15/30(2)	2,455	2,497
2024-C, C 144A 5.760%, 10/15/30(2)	6,810	6,960
Credit Acceptance Auto Loan Trust
2022-1A, A 144A 4.600%, 6/15/32(2)	5,012	5,003
2023-2A, A 144A 5.920%, 5/16/33(2)	2,080	2,102
2024-1A, A 144A 5.680%, 3/15/34(2)	8,404	8,560
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,780
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(2)	3,228	3,181
2022-2A, D 144A 5.460%, 3/15/28(2)	7,500	7,517
2023-1A, D 144A 6.440%, 11/15/28(2)	1,741	1,779
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(2)	671	670
2020-3A, E 144A 3.440%, 8/17/26(2)	2,781	2,756
2022-3A, C 5.300%, 9/15/27	8,423	8,436
2023-2A, B 5.610%, 9/15/27	9,957	9,996
2023-3A, D 6.680%, 4/16/29	3,723	3,852
2023-5A, B 6.580%, 4/17/28	5,718	5,826
2024-2A, C 5.740%, 5/15/29	10,237	10,435
2024-5A, B 4.480%, 4/16/29	3,505	3,501
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(2)	4,666	4,728
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(2)	8,847	8,984
2023-1A, A2 144A 6.570%, 6/15/28(2)	1,651	1,675
	Par Value	Value

Automobiles—continued
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(2)	$ 1,254	$ 1,244
2021-2A, C 144A 1.470%, 11/15/27(2)	6,395	6,203
2022-1A, C 144A 3.130%, 5/15/28(2)	5,745	5,632
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(2)	615	612
2020-4, C 144A 1.280%, 2/16/27(2)	941	936
2024-1, C 144A 5.790%, 2/15/30(2)	5,600	5,778
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(2)	2,110	2,090
2022-1, B 144A 2.150%, 5/17/27(2)	2,140	2,114
2023-1, A3 144A 5.390%, 12/15/27(2)	175	175
2023-2, A2 144A 5.990%, 5/15/28(2)	3,694	3,718
2024-1, C 144A 5.770%, 11/15/29(2)	5,000	5,125
GLS Auto Receivables Issuer Trust
2020-3A, E 144A 4.310%, 7/15/27(2)	4,337	4,325
2022-1A, C 144A 3.190%, 2/16/27(2)	4,625	4,592
2022-2A, C 144A 5.300%, 4/17/28(2)	3,075	3,075
2022-2A, D 144A 6.150%, 4/17/28(2)	4,075	4,130
2023-1A, B 144A 6.190%, 6/15/27(2)	4,415	4,428
2024-2A, C 144A 6.030%, 2/15/30(2)	5,445	5,601
2024-3A, C 144A 5.210%, 2/18/31(2)	5,700	5,778
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	4,400	4,552
2023-2A, A3 144A 6.380%, 2/15/29(2)	1,725	1,788
2024-2A, A2 144A 5.580%, 6/17/30(2)	6,250	6,331
2024-3A, B 144A 5.640%, 8/15/30(2)	1,660	1,704
2024-3A, C 144A 5.920%, 8/15/30(2)	2,575	2,648
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	$ 2,729	$ 2,741
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(2)	10,379	10,182
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	5,120	5,204
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	2,705	2,676
2022-1A, A 144A 5.210%, 6/15/27(2)	6,469	6,479
2023-1A, D 144A 7.300%, 6/17/30(2)	2,570	2,658
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(2)	4,791	4,893
2024-1A, A2 144A 6.190%, 8/15/29(2)	4,082	4,128
2024-2A, A2 144A 5.990%, 5/15/29(2)	6,715	6,798
2024-3A, A2 144A 4.970%, 10/15/29(2)	4,420	4,426
Lobel Automobile Receivables Trust
2023-1, A 144A 6.970%, 7/15/26(2)	394	395
2023-1, B 144A 7.050%, 9/15/28(2)	8,568	8,654
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	8,604	8,711
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(2)	3,926	3,944
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(2)	17,610	16,882
2022-1A, C 144A 5.310%, 6/14/29(2)	7,485	7,505
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(2)	5,393	5,282
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	5,770	5,874
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(2)	876	878
	Par Value	Value

Automobiles—continued
Prestige Auto Receivables Trust
2023-2A, B 144A 6.640%, 12/15/27(2)	$ 6,376	$ 6,517
2024-2A, C 144A 4.730%, 10/15/29(2)	4,860	4,854
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(2)	3,225	3,277
2024-1A, C 144A 6.960%, 1/18/30(2)	3,770	3,850
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	4,101	4,104
Tricolor Auto Securitization Trust
2023-1A, C 144A 7.240%, 2/16/27(2)	5,547	5,582
2024-2A, C 144A 6.930%, 4/17/28(2)	3,355	3,426
United Auto Credit Securitization Trust
2023-1, B 144A 5.910%, 7/10/28(2)	1,446	1,445
2023-1, C 144A 6.280%, 7/10/28(2)	4,655	4,660
2023-1, D 144A 8.000%, 7/10/28(2)	7,750	7,849
2024-1, C 144A 7.060%, 10/10/29(2)	8,905	9,077
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	9,585	9,789
Veros Auto Receivables Trust 2023-1, B 144A 7.170%, 11/15/28(2)	10,000	10,188
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(2)	4,720	4,627
2023-1A, C 144A 5.740%, 8/15/28(2)	1,415	1,431
2024-2A, B 144A 5.620%, 3/15/30(2)	5,975	6,085
		521,798

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 6.782%, 4/20/37(2)(6)	13,670	13,748
	Par Value	Value

Consumer Loans—1.3%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(2)	$ 1,530	$ 1,535
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	7,678	7,835
Lendingpoint Asset Securitization Trust 2022-B, A 144A 4.770%, 10/15/29(2)	648	647
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(2)	1,753	1,767
2024-1A, B 144A 6.070%, 7/17/34(2)	6,680	6,817
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	10,721	10,839
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(2)	1,934	1,891
2021-A, B 144A 1.760%, 3/8/28(2)	1,634	1,601
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(2)	11,440	11,101
2024-1A, A 144A 6.334%, 4/8/31(2)	4,496	4,508
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	5,000	5,074
2024-1A, B 144A 6.290%, 2/18/31(2)	4,250	4,333
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(2)	1,151	1,131
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	145	145
Upstart Securitization Trust 2023-1, A 144A 6.590%, 2/20/33(2)	434	434
		59,658

Credit Card—0.7%
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	5,732	5,675
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	15,394	15,469
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(2)	4,804	4,849
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Credit Card—continued
2023-B, A 144A 7.690%, 11/15/28(2)	$ 7,720	$ 7,833
		33,826

Equipment—0.6%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(2)	3,750	3,746
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(2)	10,502	9,711
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(2)	9,548	9,522
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	4,135	4,175
		27,154

Other—11.3%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(2)	12,166	12,923
Affirm Asset Securitization Trust 2024-B, A 144A 4.620%, 9/15/29(2)	2,500	2,500
Amur Equipment Finance Receivables IX LLC 2021-1A, B 144A 1.380%, 2/22/27(2)	353	352
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	1,783	1,810
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	7,397	7,742
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	1,390	1,346
2019-A, C 144A 4.010%, 7/16/40(2)	12,642	12,237
2020-AA, B 144A 2.790%, 7/17/46(2)	2,112	2,002
2024-A, B 144A 5.060%, 4/18/50(2)	8,320	8,317
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	16,331	15,591
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(2)	7,505	7,223
2023-B, A 144A 6.920%, 12/17/36(2)	1,907	1,987
	Par Value	Value

Other—continued
Business Jet Securities LLC
2024-1A, A 144A 6.197%, 5/15/39(2)	$ 9,288	$ 9,573
2024-2A, A 144A 5.364%, 9/15/39(2)	2,930	2,934
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(2)	1,575	1,575
2020-A, B 144A 2.490%, 2/28/36(2)	2,386	2,250
2022-A, B 144A 4.610%, 9/28/37(2)	1,802	1,789
2023-A, A 144A 5.770%, 11/15/38(2)	5,647	5,794
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	13,163	12,400
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(2)	3,050	3,078
2024-1, B 144A 5.080%, 3/15/32(2)	3,085	3,113
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	8,095	7,833
Commercial Equipment Finance LLC
2021-A, A 144A 2.050%, 2/16/27(2)	132	131
2024-1A, A 144A 5.970%, 7/16/29(2)	5,698	5,774
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(2)	4,383	4,383
2023-1, A2 144A 5.990%, 3/15/32(2)	8,540	8,594
2023-2, B 144A 6.410%, 5/15/34(2)	2,800	2,879
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(2)	767	742
2021-1A, B 144A 2.050%, 11/21/33(2)	344	333
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	7,696	7,963
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	11,633	9,654
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(2)	6,065	5,653
2023-1A, A 144A 5.670%, 12/15/43(2)	2,652	2,710
	Par Value	Value

Other—continued
2023-2A, A 144A 6.530%, 6/15/49(2)	$ 7,826	$ 8,060
2024-2A, A 144A 4.600%, 3/15/50(2)	4,125	4,133
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	3,815	3,476
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(2)	5,378	5,096
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	13,513	12,700
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(2)	938	929
2022-1D, B 144A 4.100%, 6/20/34(2)	2,003	1,979
2022-2A, C 144A 5.570%, 1/25/37(2)	571	573
2024-2A, A 144A 5.500%, 3/25/38(2)	6,707	6,896
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	1,153	1,111
HINNT LLC 2024-A, A 144A 5.490%, 3/15/43(2)	5,897	6,024
Hotwire Funding LLC
2021-1, C 144A 4.459%, 11/20/51(2)	6,405	5,996
2023-1A, A2 144A 5.687%, 5/20/53(2)	5,500	5,633
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	10,360	9,900
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(2)	19,017	18,694
Lendingpoint Asset Securitization Trust 2022-C, A 144A 6.560%, 2/15/30(2)	133	133
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(2)	10,385	9,775
2024-1A, A 144A 5.530%, 6/21/32(2)	6,000	6,125
Libra Solutions LLC 2023-1A, A 144A 7.000%, 2/15/35(2)	1,608	1,613
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(2)	4,323	4,029
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	100	100
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	$ 5,052	$ 5,102
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(2)	1,052	997
2023-1A, B 144A 5.420%, 10/20/40(2)	4,710	4,795
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	1,055	1,042
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	3,369	2,979
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	9,273	8,832
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(2)	5,495	5,449
2023-A, B 144A 6.830%, 6/17/30(2)	7,120	7,370
2024-A, A2 144A 5.150%, 12/15/31(2)	6,115	6,148
Octane Receivables Trust
2021-1A, B 144A 1.530%, 4/20/27(2)	3,404	3,361
2023-1A, C 144A 6.370%, 9/20/29(2)	2,000	2,049
2023-3A, B 144A 6.480%, 7/20/29(2)	3,759	3,866
2023-3A, C 144A 6.740%, 8/20/29(2)	4,818	5,001
2024-1A, B 144A 5.660%, 5/20/30(2)	2,870	2,931
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	10,570	10,602
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(2)	5,490	5,655
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	12,845	13,142
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	4,867	4,984
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(2)(6)	7,923	8,017
Progress Residential Trust
2021-SFR6, D 144A 2.225%, 7/17/38(2)	3,750	3,570
2024-SFR5, A 144A 3.000%, 8/9/29(2)	2,000	1,864
	Par Value	Value

Other—continued
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(6)	$ 11,388	$ 11,658
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(6)	7,374	7,455
Reach ABS Trust 2024-2A, B 144A 5.840%, 7/15/31(2)	7,030	7,153
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(2)	6,500	6,390
Sierra Timeshare Receivables Funding LLC
2020-2A, B 144A 2.320%, 7/20/37(2)	1,027	1,005
2024-2A, A 144A 5.140%, 6/20/41(2)	8,549	8,621
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(2)	4,845	4,895
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	1,513	1,515
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	7,198	7,318
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	6,345	6,516
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(2)	4,655	4,631
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	12,979	12,714
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	10,670	10,837
VFI ABS LLC
2022-1A, D 144A 6.680%, 11/26/29(2)	2,794	2,782
2023-1A, A 144A 7.270%, 3/26/29(2)	3,775	3,825
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(2)	1,978	1,912
Westgate Resorts LLC
2022-1A, B 144A 2.288%, 8/20/36(2)	1,715	1,668
2024-1A, A 144A 6.060%, 1/20/38(2)	5,663	5,745
	Par Value	Value

Other—continued
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	$ 14,589	$ 13,411
		513,967

Total Asset-Backed Securities (Identified Cost $1,173,126)		1,170,151

Corporate Bonds and Notes—29.1%
Communication Services—0.8%
Altice France S.A.
144A 5.125%, 7/15/29(2)	4,885	3,435
144A 5.500%, 10/15/29(2)	3,970	2,780
CCO Holdings LLC 144A 6.375%, 9/1/29(2)	1,585	1,587
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	4,880	4,717
DIRECTV Financing LLC 144A 5.875%, 8/15/27(2)	7,070	6,942
Sprint Capital Corp. 6.875%, 11/15/28	6,685	7,299
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(2)	826	824
Telesat Canada 144A 6.500%, 10/15/27(2)	2,485	824
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)	7,440	7,449
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(2)	3	3
		35,860

Consumer Discretionary—1.2%
Aptiv plc 6.875%, 12/15/54(1)	8,325	8,412
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(2)	8,000	7,782
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,484
6.800%, 5/12/28	2,130	2,232
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	10,087	9,640
Newell Brands, Inc. 6.375%, 9/15/27(1)	7,121	7,202
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	4,225	4,476
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	4,765	4,952
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Tapestry, Inc. 7.050%, 11/27/25	$ 910	$ 928
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	2,895	2,819
		53,927

Consumer Staples—0.9%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(2)	4,341	4,420
BAT Capital Corp. 4.700%, 4/2/27	7,700	7,768
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	3,225	3,127
Coty, Inc. 144A 6.625%, 7/15/30(2)	6,940	7,211
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(2)	2,990	1,881
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	7,415	7,443
Post Holdings, Inc.
144A 6.250%, 2/15/32(2)	4,140	4,263
144A 6.375%, 3/1/33(2)	3,940	4,004
		40,117

Energy—3.6%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(2)	4,100	4,086
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	5,740	5,881
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(2)	570	593
Boardwalk Pipelines LP 4.950%, 12/15/24	10,405	10,393
BP Capital Markets plc 4.875% (9)	12,135	12,003
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(2)	9,020	9,014
Civitas Resources, Inc.
144A 8.375%, 7/1/28(2)	2,340	2,432
144A 8.625%, 11/1/30(2)	40	42
144A 8.750%, 7/1/31(2)	4,405	4,663
CrownRock LP 144A 5.000%, 5/1/29(1)(2)	5,695	5,762
Ecopetrol S.A. 8.625%, 1/19/29	11,560	12,430
Enbridge, Inc. 7.375%, 1/15/83	9,500	9,787
Energy Transfer LP
4.200%, 4/15/27	6,350	6,329
8.000%, 5/15/54	1,270	1,366
	Par Value	Value

Energy—continued
Series G 7.125%(9)	$ 3,600	$ 3,678
EQM Midstream Partners LP
144A 7.500%, 6/1/27(2)	90	93
144A 6.375%, 4/1/29(2)	1,795	1,853
Genesis Energy LP 8.875%, 4/15/30	7,095	7,458
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)	4,315	4,206
KazMunayGas National Co. JSC 144A 5.375%, 4/24/30(2)	2,733	2,752
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	3,310	3,362
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	9,080	9,100
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	7,945	7,977
Noble Finance II LLC 144A 8.000%, 4/15/30(2)	6,190	6,387
Occidental Petroleum Corp. 5.200%, 8/1/29	5,760	5,856
Petroleos Mexicanos 6.500%, 3/13/27	11,394	11,160
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	3,086	2,955
Saudi Arabian Oil Co. 144A 3.500%, 4/16/29(2)	2,791	2,689
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(2)	1,675	1,736
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(2)	6,175	5,836
		161,879

Financials—11.9%
AerCap Ireland Capital DAC
2.450%, 10/29/26	3,935	3,779
6.450%, 4/15/27	2,365	2,478
6.950%, 3/10/55	4,340	4,500
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(6)	10,625	10,678
American Express Co.
(SOFR + 0.750%) 5.951%, 4/23/27(6)	4,370	4,372
(SOFR + 0.930%) 6.110%, 7/26/28(6)	897	900
American National Group, Inc. 5.750%, 10/1/29	7,550	7,594
Aon North America, Inc. 5.150%, 3/1/29	5,265	5,439
	Par Value	Value

Financials—continued
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	$ 1,600	$ 1,494
144A 5.750%, 11/15/29(2)	2,600	2,683
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	3,287	3,214
RegS 3.125%, 7/1/30(4)	1,928	1,885
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(2)	4,950	4,871
Banco Mercantil del Norte S.A. 144A 5.875% (2)(9)	11,295	11,074
Banco Santander Chile 144A 2.700%, 1/10/25(2)	7,545	7,466
Bangkok Bank PCL 144A 3.733%, 9/25/34(2)	5,470	5,066
Bank of America Corp.
1.734%, 7/22/27	9,930	9,480
2.551%, 2/4/28	6,080	5,842
(3 month Term SOFR + 1.032%) 6.274%, 2/5/26(6)	11,312	11,311
Bank of New York Mellon Corp. (The) Series G 4.700% (9)	12,119	12,025
Barclays plc
7.325%, 11/2/26	3,430	3,520
7.385%, 11/2/28	3,215	3,472
Blackstone Private Credit Fund
2.625%, 12/15/26	4,215	3,985
144A 7.300%, 11/27/28(2)	2,925	3,113
Block, Inc.
2.750%, 6/1/26	7,535	7,305
144A 6.500%, 5/15/32(2)	3,495	3,639
Blue Owl Credit Income Corp.
5.500%, 3/21/25	4,304	4,300
6.650%, 3/15/31	2,435	2,487
BPCE S.A. 144A 5.975%, 1/18/27(2)	6,390	6,486
CBQ Finance Ltd. RegS 5.375%, 3/28/29(4)	2,646	2,732
Charles Schwab Corp. (The)
Series G 5.375%(9)	4,332	4,325
Series H 4.000%(9)	6,721	6,011
Citigroup, Inc.
5.610%, 9/29/26	9,000	9,078
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
3.200%, 10/21/26	$ 4,572	$ 4,478
(SOFR + 1.280%) 6.281%, 2/24/28(6)	8,147	8,231
Series X 3.875%(9)	9,370	9,018
Citizens Bank N.A. 2.250%, 4/28/25	4,695	4,622
Citizens Financial Group, Inc. 5.841%, 1/23/30	4,566	4,750
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,252
Danske Bank A/S 144A 1.621%, 9/11/26(2)	1,935	1,877
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,689
6.819%, 11/20/29	1,700	1,830
4.999%, 9/11/30	4,495	4,519
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	15,930	15,521
Enel Finance International N.V. 144A 5.125%, 6/26/29(2)	3,560	3,646
Fifth Third Bancorp
4.055%, 4/25/28	2,565	2,536
4.895%, 9/6/30	1,963	1,988
Fifth Third Bank N.A. 5.852%, 10/27/25	4,530	4,532
First Abu Dhabi Bank PJSC RegS 6.320%, 4/4/34(4)	1,267	1,327
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(2)	6,515	6,743
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	4,810	5,004
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(2)	2,000	2,088
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	17,415	17,350
HUB International Ltd. 144A 7.250%, 6/15/30(2)	9,060	9,439
Huntington Bancshares, Inc. 6.208%, 8/21/29	3,920	4,147
Huntington National Bank (The) 5.699%, 11/18/25	6,622	6,622
Imperial Brands Finance plc 144A 5.500%, 2/1/30(2)	6,685	6,901
JPMorgan Chase & Co.
1.578%, 4/22/27	9,520	9,120
4.323%, 4/26/28	5,930	5,942
	Par Value	Value

Financials—continued
(SOFR + 1.180%) 6.203%, 2/24/28(6)	$ 13,015	$ 13,111
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	7,870	7,677
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	8,415	7,961
Medco Bell Pte Ltd. 144A 6.375%, 1/30/27(2)	2,040	2,035
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	5,320	4,994
MetLife, Inc. Series G 3.850% (9)	6,910	6,798
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	2,069	2,041
Morgan Stanley
2.188%, 4/28/26	6,000	5,906
2.475%, 1/21/28	10,911	10,478
3.591%, 7/22/28(6)	1,730	1,695
3.772%, 1/24/29	6,000	5,901
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	4,730	4,556
MSCI, Inc. 144A 3.625%, 9/1/30(2)	10,189	9,573
Navient Corp. 5.875%, 10/25/24	7,452	7,441
New Red Finance, Inc. 144A 6.125%, 6/15/29(2)	1,745	1,795
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	635	666
Prudential Financial, Inc. 5.375%, 5/15/45	10,170	10,126
RGA Global Funding 144A 5.448%, 5/24/29(2)	4,431	4,613
Societe Generale S.A. 144A 5.634%, 1/19/30(2)	6,240	6,394
South Bow USA Infrastructure Holdings LLC 144A 5.026%, 10/1/29(2)	8,560	8,582
State Street Corp.
5.751%, 11/4/26	4,009	4,062
5.684%, 11/21/29	2,545	2,686
Series I 6.700%(9)	5,155	5,341
Synchrony Financial
4.875%, 6/13/25	3,194	3,187
3.700%, 8/4/26	3,062	3,005
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	5,193
Toronto-Dominion Bank (The) 8.125%, 10/31/82	10,050	10,782
	Par Value	Value

Financials—continued
Truist Bank 3.625%, 9/16/25	$ 8,785	$ 8,688
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,867
UBS AG
7.950%, 1/9/25	4,910	4,948
5.650%, 9/11/28	6,700	7,030
UBS Group AG 144A 9.250% (2)(9)	4,345	4,804
Wells Fargo & Co.
6.850%(9)	4,485	4,681
3.526%, 3/24/28	9,000	8,830
6.303%, 10/23/29	900	963
Series U 5.875%(6)(9)	6,935	6,956
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	2,959	3,076
		541,218

Health Care—1.9%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)	11,040	10,160
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	12,040
HCA, Inc.
5.200%, 6/1/28	4,461	4,578
5.450%, 4/1/31	4,782	4,982
Illumina, Inc.
5.800%, 12/12/25	4,445	4,503
5.750%, 12/13/27	5,005	5,199
IQVIA, Inc.
5.700%, 5/15/28	4,267	4,431
6.250%, 2/1/29	2,095	2,227
Medline Borrower LP 144A 6.250%, 4/1/29(2)	1,590	1,638
Royalty Pharma plc
1.200%, 9/2/25	2,749	2,663
5.150%, 9/2/29	4,455	4,569
Solventum Corp. 144A 5.400%, 3/1/29(2)	2,600	2,675
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	5,430	5,208
4.750%, 5/9/27	1,280	1,260
7.875%, 9/15/29	975	1,076
Universal Health Services, Inc. 1.650%, 9/1/26	12,600	11,936
Viatris, Inc.
2.300%, 6/22/27	6,890	6,492
144A 2.300%, 6/22/27(2)	—(8)	—(8)
		85,637

See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—2.8%
Adani Ports & Special Economic Zone Ltd. 144A 4.000%, 7/30/27(2)	$ 6,800	$ 6,511
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	10,002	9,990
Aviation Capital Group LLC 144A 5.375%, 7/15/29(2)	6,235	6,369
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	7,115	7,364
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	6,086	5,832
Boeing Co. (The)
144A 6.259%, 5/1/27(2)	3,670	3,791
144A 6.298%, 5/1/29(2)	3,365	3,540
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	8,871	7,869
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(2)	3,855	3,563
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	10,019	9,026
DP World Salaam RegS 6.000% (4)(9)	1,347	1,345
Fortress Transportation & Infrastructure Investors LLC 144A 7.000%, 5/1/31(2)	4,465	4,706
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(2)	9,925	7,820
Hexcel Corp. 4.200%, 2/15/27	10,770	10,511
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	8,650	7,940
Icahn Enterprises LP 6.250%, 5/15/26	2,110	2,094
IDEX Corp. 4.950%, 9/1/29	6,516	6,664
Regal Rexnord Corp.
6.050%, 2/15/26	2,680	2,721
6.050%, 4/15/28	4,590	4,772
6.300%, 2/15/30	4,698	4,997
Veralto Corp. 5.350%, 9/18/28	8,890	9,258
		126,683

Information Technology—1.2%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	9,207	8,949
	Par Value	Value

Information Technology—continued
Broadcom, Inc. 4.350%, 2/15/30	$ 11,390	$ 11,368
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	1,440	1,436
144A 6.500%, 10/15/28(1)(2)	2,165	2,165
Hewlett Packard Enterprise Co. 4.550%, 10/15/29	1,765	1,761
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,747
Leidos, Inc. 3.625%, 5/15/25	7,850	7,782
Viasat, Inc. 144A 5.625%, 9/15/25(2)	7,025	6,927
Vontier Corp. 2.400%, 4/1/28	8,630	7,930
		55,065

Materials—1.7%
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	12,755	12,708
Berry Global, Inc. 144A 5.800%, 6/15/31(2)	8,670	9,021
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(2)	4,830	4,546
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	6,535	6,619
Glencore Funding LLC 144A 1.625%, 9/1/25(2)	5,200	5,062
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(2)	4,965	5,307
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	3,120	3,199
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(2)	6,740	6,697
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	11,513	10,920
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(2)	8,006	8,271
Sonoco Products Co. 4.600%, 9/1/29	3,145	3,129
Suzano Austria GmbH 6.000%, 1/15/29	2,205	2,276
	Par Value	Value

Materials—continued
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	$ 1,509	$ 1,572
		79,327

Real Estate—0.7%
EPR Properties 4.950%, 4/15/28	9,545	9,460
GLP Capital LP
5.250%, 6/1/25	7,340	7,334
5.750%, 6/1/28	1,863	1,912
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	3,662	3,129
VICI Properties LP
144A 4.625%, 6/15/25(2)	1,305	1,297
144A 5.750%, 2/1/27(2)	4,210	4,283
144A 4.500%, 1/15/28(2)	1,710	1,687
144A 4.625%, 12/1/29(2)	3,420	3,355
		32,457

Utilities—2.4%
AES Corp. (The) 7.600%, 1/15/55	4,075	4,287
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(5)	3,235	3,274
American Electric Power Co., Inc. 5.699%, 8/15/25	10,255	10,336
Dominion Energy, Inc. Series A 6.875%, 2/1/55	8,920	9,474
DPL, Inc. 4.125%, 7/1/25	1,596	1,580
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	7,110	7,403
Enel Finance America LLC 144A 7.100%, 10/14/27(2)	6,270	6,736
Entergy Corp. 7.125%, 12/1/54	8,775	9,098
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	7,425	7,431
Ferrellgas LP
144A 5.375%, 4/1/26(2)	5,670	5,657
144A 5.875%, 4/1/29(2)	1,500	1,404
Lightning Power LLC 144A 7.250%, 8/15/32(2)	335	352
National Grid plc 5.602%, 6/12/28	4,481	4,679
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	4,792	4,812
PacifiCorp 5.300%, 2/15/31	2,940	3,060
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(2)	$ 5,238	$ 5,381
Puget Energy, Inc. 2.379%, 6/15/28	7,558	6,998
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	13,141
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	4,820	5,070
		110,173

Total Corporate Bonds and Notes (Identified Cost $1,313,474)		1,322,343

Leveraged Loans—7.3%
Aerospace—0.4%
Amentum Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 7.105%, 9/29/31(6)	6,115	6,092
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.032%, 10/20/27(6)	2,156	2,195
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.695%, 2/1/28(6)	4,106	3,942
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 7.104%, 2/28/31(6)	5,976	5,951
		18,180

Chemicals—0.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(6)	4,981	4,974
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 8.710%, 2/5/27(6)	4,614	4,626
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.460%, 10/15/28(6)	4,127	4,117
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.460%, 12/31/29(6)	1,816	1,819
		15,536

	Par Value	Value

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(6)	$ 4,698	$ 4,393
Energy—0.4%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.044%, 12/21/28(6)	5,919	5,861
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.818%, 10/4/30(6)	1,307	1,309
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.225%, 10/5/28(6)	7,196	7,195
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(3)(7)(10)	66	—
South Field Energy LLC Tranche B (3 month Term SOFR + 3.750%) 8.354%, 8/29/31(6)	937	941
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 7.354%, 3/3/31(6)	2,260	2,255
		17,561

Financials—0.4%
Acrisure LLC 2024 (1 month Term SOFR + 3.250%) 8.211%, 11/6/30(6)	1,751	1,733
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 7/29/30(6)	6,238	6,232
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.255%, 6/27/29(6)	1,294	1,295
HUB International Ltd. 2024, Tranche B (3 month Term SOFR + 3.000%) 8.255%, 6/20/30(6)	4,472	4,466
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 7.854%, 5/6/31(6)	4,255	4,244
		17,970

	Par Value	Value

Food / Tobacco—0.4%
Del Monte Foods Corp. II, Inc. (3 month Term SOFR + 8.150%) 13.166%, 8/2/28(6)	$ 2,540	$ 2,383
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 9.347% - 9.416%, 8/2/28(6)	2,209	1,182
(3 month Term SOFR + 4.900%) 9.847%, 8/2/28(6)	5,030	830
Froneri International Ltd. (1 month Term SOFR + 2.500%) 2.500%, 9/17/31(6)	7,725	7,692
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 8.868%, 7/12/29(6)	2,250	2,250
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.115%, 3/31/28(6)	3,933	3,924
		18,261

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.595%, 10/25/27(6)	1,782	1,786
Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.210%, 3/3/28(6)	4,933	4,832
Gaming / Leisure—0.9%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.595%, 2/6/30(6)	3,171	3,167
Carnival Corp. 2027 (1 month Term SOFR + 2.750%) 7.595%, 8/8/27(6)	2,405	2,408
Entain plc Tranche B-3 (6 month Term SOFR + 2.750%) 8.014%, 10/31/29(6)	4,399	4,397
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.604%, 11/29/30(6)	6,461	6,459
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 7.333%, 4/14/29(6)	3,183	3,178
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.893%, 8/1/30(6)	$ 4,619	$ 4,611
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.710%, 3/13/28(6)	5,912	5,867
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 8.318%, 4/4/29(6)	4,618	4,588
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.291%, 4/29/26(6)	6,160	6,162
		40,837

Health Care—0.4%
CHG Healthcare Services, Inc.
2024 (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(6)	1,392	1,394
First Lien (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(6)	2,319	2,319
Medline Borrower LP (1 month Term SOFR + 2.250%) 7.095%, 10/23/28(6)	1,550	1,548
Parexel International, Inc. (1 month Term SOFR + 3.000%) 7.845%, 11/15/28(6)	4,119	4,118
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.195%, 4/20/29(6)	4,040	4,025
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.095%, 2/21/31(6)	4,337	4,323
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.779%, 4/18/31(6)	1,247	1,247
		18,974

Housing—0.2%
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 3/19/29(6)	5,426	5,425
	Par Value	Value

Housing—continued
Standard Industries, Inc. (1 month Term SOFR + 2.000%) 6.920%, 9/22/28(6)	$ 3,882	$ 3,888
		9,313

Information Technology—0.7%
Applied Systems, Inc. Tranche B-1 (3 month Term SOFR + 3.000%) 7.604%, 2/24/31(6)	9,686	9,687
Boost Newco Borrower LLC Tranche B-1 (3 month Term SOFR + 2.500%) 7.104%, 1/31/31(6)	2,635	2,634
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.095%, 5/30/31(6)	3,287	3,288
Instructure Holdings, Inc. (1 month Term SOFR + 3.500%) 3.500%, 9/11/31(6)	1,185	1,176
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.845%, 1/31/31(6)	5,391	5,350
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.445%, 10/9/29(6)	197	198
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.610%, 9/27/31(6)	2,400	2,397
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(6)	5,314	5,314
		30,044

Manufacturing—0.3%
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 7.825%, 3/15/30(6)	4,297	4,285
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.460%, 10/21/28(6)	2,017	2,017
Gates Corp. Tranche B-5 (1 month Term SOFR + 2.250%) 7.095%, 6/4/31(6)	5,112	5,119
		11,421

	Par Value	Value

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc.
2021 (1 month Term SOFR + 3.364%) 8.210%, 3/15/26(6)	$ 2,812	$ 2,809
2024, First Lien (1 month Term SOFR + 3.614%) 8.460%, 1/31/29(6)	3,277	3,200
		6,009

Media / Telecom - Cable/Wireless Video—0.7%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(6)	7,677	7,494
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.597%, 1/18/28(6)	8,025	7,786
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(6)	5,439	5,342
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.865%, 11/12/27(6)	4,357	4,347
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.711%, 1/31/28(6)	6,700	6,404
		31,373

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.255%, 10/30/30(6)	2,056	2,050
Formula One Management Ltd.
0.000%, 9/10/31(6)(11)	708	708
Tranche B-1 (1 month Term SOFR + 2.000%) 6.845%, 9/10/31(6)	1,417	1,416
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(6)	3,766	3,528
		7,702

See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.195%, 11/22/28(6)	$ 4,735	$ 4,718
Numericable U.S. LLC Tranche B-12 (3 month LIBOR + 3.688%) 9.250%, 1/31/26(6)(10)	1,388	1,181
		5,899

Metals / Minerals—0.0%
Arsenal Aic Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 8/18/30(6)	1,218	1,215
Retail—0.4%
Burlington Coat Factory Warehouse Corp. Tranche B (1 month Term SOFR + 1.750%) 6.595%, 9/19/31(6)	5,400	5,353
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 7.241% - 7.345%, 6/11/31(6)	6,335	6,233
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 3.296%, 10/28/30(6)	2,945	2,950
PetsMart LLC (1 month Term SOFR + 3.850%) 8.695%, 2/11/28(6)	4,718	4,672
		19,208

Service—0.9%
AlixPartners LLP (1 month Term SOFR + 2.614%) 7.460%, 2/4/28(6)	5,231	5,233
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.752%, 4/20/29(6)	2,910	2,903
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 7.595%, 1/31/31(6)	5,234	5,223
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(6)	3,969	3,946
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.354%, 11/23/28(6)	5,648	5,629
	Par Value	Value

Service—continued
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.960%, 1/21/28(6)	$ 8,226	$ 8,257
Prime Security Services Borrower LLC 2024, Tranche B-1 (1 month Term SOFR + 2.250%) 7.445%, 10/13/30(6)	4,359	4,353
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.595%, 2/10/29(6)	3,362	3,349
		38,893

Transportation - Automotive—0.2%
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 7.345%, 5/6/30(6)	5,072	5,067
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.264%, 10/28/27(6)	4,824	4,407
		9,474

Utilities—0.1%
South Field Energy LLC Tranche C (3 month Term SOFR + 3.750%) 8.354%, 8/29/31(6)	57	58
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 7.595%, 1/27/31(6)	4,149	4,146
		4,204

Total Leveraged Loans (Identified Cost $337,663)		333,085

	Shares
Preferred Stock—0.1%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	2,349(12)	2,328
Total Preferred Stock (Identified Cost $2,349)		2,328

Total Long-Term Investments—99.5% (Identified Cost $4,546,936)		4,526,040

	Shares	Value

Securities Lending Collateral—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(13)(14)	52,468,009	$ 52,468
Total Securities Lending Collateral (Identified Cost $52,468)		52,468

TOTAL INVESTMENTS—100.7% (Identified Cost $4,599,404)		$4,578,508
Other assets and liabilities, net—(0.7)%		(31,603)
NET ASSETS—100.0%		$4,546,905

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company
WaMu	Washington Mutual

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $2,689,357 or 59.1% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
(6)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500 (not in thousands).
(9)	No contractual maturity date.
(10)	At September 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(11)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings (Unaudited)†
United States	89%
Canada	1
United Kingdom	1
Mexico	1
Netherlands	1
Cayman Islands	1
France	1
Other	5
Total	100%
† % of total investments as of September 30, 2024.
As of September 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/30/31(1)	$386	$385	$386	$1

(1)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$428,326	$—	$428,326	$—
Foreign Government Securities	146,429	—	146,429	—
Mortgage-Backed Securities	1,123,378	—	1,112,846	10,532
Asset-Backed Securities	1,170,151	—	1,170,151	—
Corporate Bonds and Notes	1,322,343	—	1,322,343	—
Leveraged Loans	333,085	—	333,085	—(1)
Equity Securities:
Preferred Stock	2,328	—	2,328	—
Securities Lending Collateral	52,468	52,468	—	—
Total Investments	$4,578,508	$52,468	$4,515,508	$10,532

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $129 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—4.5%
Communication Services—0.5%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$ 200	$ 134
DIRECTV Financing LLC 144A 8.875%, 2/1/30(1)	35	35
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	320	314
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	44
McGraw-Hill Education, Inc. 144A 7.375%, 9/1/31(1)	100	104
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	375	371
		1,002

Consumer Discretionary—0.4%
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	195	203
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	500	479
		682

Consumer Staples—0.3%
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	205	208
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	201	200
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	225
		633

Energy—0.1%
Gulfport Energy Corp. 144A 6.750%, 9/1/29(1)	45	45
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	220	220
		265

Financials—1.2%
Acrisure LLC 144A 6.000%, 8/1/29(1)	515	497
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	300	286
Clydesdale Acquisition Holdings, Inc. 144A 6.875%, 1/15/30(1)	400	409
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	187
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	219
	Par Value	Value

Financials—continued
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	$ 320	$ 321
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	368
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)	35	37
		2,324

Health Care—0.7%
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(1)	260	255
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	606
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	142
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	450	464
		1,467

Industrials—0.6%
Amentum Escrow Corp. 144A 7.250%, 8/1/32(1)	55	57
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	210	166
Terex Corp. 144A 6.250%, 10/15/32(1)	250	250
TransDigm, Inc. 144A 6.000%, 1/15/33(1)	735	745
		1,218

Information Technology—0.1%
Central Parent LLC 144A 8.000%, 6/15/29(1)	50	52
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	60	62
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	78
		192

Materials—0.6%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	590	532
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	425	421
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	190	195
		1,148

	Par Value	Value

Utilities—0.0%
Lightning Power LLC 144A 7.250%, 8/15/32(1)	$ 20	$ 21
Total Corporate Bonds and Notes (Identified Cost $8,773)		8,952

Leveraged Loans—87.7%
Aerospace—3.5%
Amentum Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 7.105%, 9/29/31(2)	805	802
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.294%, 4/20/28(2)	292	300
Brown Group Holding LLC (1 month Term SOFR + 2.750%) 7.595%, 7/1/31(2)	1,276	1,273
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.345%, 8/24/28(2)	654	654
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.345%, 8/24/28(2)	251	251
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.695%, 2/1/28(2)	1,680	1,613
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 12.971%, 2/1/29(2)	259	242
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 7.104%, 2/28/31(2)	1,836	1,828
		6,963

Chemicals—3.6%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(2)	1,627	1,625
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 8.710%, 2/5/27(2)	1,120	1,123
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.460%, 10/15/28(2)	874	871
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.460%, 12/31/29(2)	$ 935	$ 937
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.500%) 8.628%, 4/3/28(2)	1,525	1,525
USALCO LLC
0.000%, 9/18/31(2)(3)	28	28
(1 month Term SOFR + 4.000%) 8.845%, 9/17/31(2)	271	272
Windsor Holdings III LLC 2024, Tranche B (1 month Term SOFR + 3.500%) 8.461%, 8/1/30(2)	881	884
		7,265

Consumer Durables—1.0%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 8.960%, 12/29/27(2)	1,007	1,003
Madison Safety & Flow LLC (1 month Term SOFR + 3.250%) 8.104%, 9/26/31(2)	250	249
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.249%) 8.095%, 10/19/29(2)	675	670
		1,922

Consumer Non-Durables—1.8%
Albion Financing 3 S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.096%, 8/16/29(2)	289	290
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 10.104%, 1/31/31(2)	858	830
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(2)	1,319	1,234
Osmosis Buyer Ltd. Tranche B (1 month Term SOFR + 3.500%) 8.701%, 7/31/28(2)	752	751
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.821%, 8/26/31(2)	520	516
		3,621

	Par Value	Value

Energy—3.4%
CQP Holdco LP (3 month Term SOFR + 2.250%) 6.854%, 12/31/30(2)	$ 995	$ 993
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.044%, 12/21/28(2)	1,050	1,039
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.818%, 10/4/30(2)	289	289
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 8.595%, 5/31/31(2)	165	166
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.314%, 10/18/28(2)	1,200	1,200
NGP XI Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.604%, 7/25/31(2)	430	429
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.225%, 10/5/28(2)	757	757
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(4)(5)(6)	11	—
South Field Energy LLC Tranche B (3 month Term SOFR + 3.750%) 8.354%, 8/29/31(2)	198	199
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.752%, 2/16/28(2)	998	999
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 7.354%, 3/3/31(2)	625	624
		6,695

Financials—3.6%
Acrisure LLC
2024 (1 month Term SOFR + 3.250%) 8.211%, 11/6/30(2)	318	315
2024, Tranche B (1 month Term SOFR + 3.000%) 7.961%, 2/16/27(2)	1,215	1,210
	Par Value	Value

Financials—continued
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 8.345%, 2/14/31(2)	$ 637	$ 636
Asurion LLC Tranche B-8 (1 month Term SOFR + 3.364%) 8.210%, 12/23/26(2)	918	917
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 6/13/31(2)	289	288
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 7/29/30(2)	1,206	1,205
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.255%, 6/27/29(2)	968	969
HUB International Ltd. 2024, Tranche B (3 month Term SOFR + 3.000%) 8.255%, 6/20/30(2)	881	879
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 7.854%, 5/6/31(2)	735	733
		7,152

Food / Tobacco—4.4%
CHG PPC Parent LLC 2021 (1 month Term SOFR + 2.864%) 7.710%, 12/8/28(2)	1,057	1,053
Del Monte Foods Corp. II, Inc. (3 month Term SOFR + 8.150%) 13.166%, 8/2/28(2)	399	374
Del Monte Foods, Inc.
(3 month Term SOFR + 4.400%) 9.347% - 9.416%, 8/2/28(2)	347	186
(3 month Term SOFR + 4.900%) 9.847%, 8/2/28(2)	790	130
Fiesta Purchaser, Inc. (1 month Term SOFR + 4.000%) 8.845%, 2/12/31(2)	469	469
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.195%, 1/29/27(2)	1,572	1,568
Naked Juice LLC (3 month Term SOFR + 3.350%) 7.954%, 1/24/29(2)	1,003	818
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 8.868%, 7/12/29(2)	1,250	1,250
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Sigma Bidco B.V. Tranche B-10 (6 month Term SOFR + 4.410%) 9.302%, 1/3/28(2)	$ 1,700	$ 1,691
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.115%, 3/31/28(2)	1,232	1,229
		8,768

Food and Drug—0.3%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.595%, 10/25/27(2)	541	542
Forest Prod / Containers—2.8%
Anchor Glass Container Corp. 2023, First Lien (3 month Term SOFR + 5.262%) 9.865%, 12/7/25(2)	739	528
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 8.020%, 4/13/29(2)	817	813
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.723%, 2/12/26(2)	1,298	1,214
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.500%) 8.346% - 8.701%, 4/15/27(2)	825	826
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.210%, 3/3/28(2)	1,203	1,178
Trident TPI Holdings, Inc. Tranche B-6 (3 month Term SOFR + 4.000%) 8.604%, 9/15/28(2)	1,013	1,014
		5,573

Gaming / Leisure—6.0%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.595%, 2/6/30(2)	666	666
Carnival Corp. 2027 (1 month Term SOFR + 2.750%) 7.595%, 8/8/27(2)	358	359
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 8.845%, 8/31/30(2)	755	756
	Par Value	Value

Gaming / Leisure—continued
Entain Holdings Gibraltar Ltd. Tranche B (6 month Term SOFR + 2.600%) 7.864%, 3/29/27(2)	$ 701	$ 703
Entain plc Tranche B-3 (6 month Term SOFR + 2.750%) 8.014%, 10/31/29(2)	279	279
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.750%) 8.847%, 1/27/29(2)	1,107	1,103
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.604%, 11/29/30(2)	1,280	1,280
J&J Ventures Gaming LLC (1 month Term SOFR + 4.000%) 8.960%, 4/26/28(2)	863	860
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 7.333%, 4/14/29(2)	1,113	1,111
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.104%, 11/12/29(2)	731	703
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.893%, 8/1/30(2)	882	881
Playa Resorts Holding B.V. (1 month Term SOFR + 2.750%) 7.595%, 1/5/29(2)	978	970
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 8.318%, 4/4/29(2)	1,429	1,420
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.291%, 4/29/26(2)	903	903
		11,994

Health Care—11.8%
Agiliti Health, Inc. Tranche B (1 month Term SOFR + 3.250%) 3.250%, 5/1/30(2)	1,037	1,006
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.845%, 9/29/28(2)	381	380
	Par Value	Value

Health Care—continued
Catalent Pharma Solutions, Inc. Tranche B-3 (1 month Term SOFR + 2.114%) 7.034%, 2/22/28(2)	$ 938	$ 937
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(2)	1,084	1,084
Cotiviti, Inc.
7.625%, 5/1/31	120	120
(1 month Term SOFR + 3.250%) 8.451%, 5/1/31(2)	711	711
Endo Finance Holdings, Inc. Tranche B (3 month Term SOFR + 4.500%) 9.783%, 4/9/31(2)	170	170
eResearch Technology, Inc. Tranche B-1 (1 month Term SOFR + 4.000%) 8.845%, 2/4/27(2)	786	789
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.704%, 10/1/27(2)	1,364	1,295
Global Medical Response, Inc. 2024 (1 month Term SOFR + 6.000%) 10.844%, 10/31/28(2)	560	555
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 7.402%, 11/15/27(2)	1,295	1,257
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.954%, 8/19/28(2)	867	860
LifePoint Health, Inc.
2024 (1 month Term SOFR + 4.000%) 8.965%, 5/19/31(2)	135	135
Tranche B (1 month Term SOFR + 4.000%) 4.000%, 5/16/31(2)	325	324
Medline Borrower LP Tranche B (1 month Term SOFR + 2.750%) 7.595%, 10/23/28(2)	1,832	1,832
Modivcare, Inc. (3 month Term SOFR + 4.750%) 10.082%, 7/1/31(2)	155	146
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 11.046%, 4/22/27(2)	667	649
Packaging Coordinators Midco, Inc. 2024 (1 month Term SOFR + 3.250%) 8.095%, 11/30/27(2)	1,163	1,162
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Parexel International, Inc. (1 month Term SOFR + 3.000%) 7.845%, 11/15/28(2)	$ 837	$ 837
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.195%, 4/20/29(2)	733	730
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.095%, 2/21/31(2)	1,465	1,460
Pluto Acquisition I, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.132%, 9/20/28(2)	629	573
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.883%, 1/31/29(2)	765	747
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.750%) 7.995%, 10/5/27(2)	939	940
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.354%, 9/27/30(2)	900	875
Surgery Center Holdings, Inc. 2024, First Lien (1 month Term SOFR + 2.750%) 7.670%, 12/19/30(2)	1,146	1,147
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 10.502%, 3/2/27(2)	390	372
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.764%, 11/20/26(2)	258	222
VetStrategy Canada Holdings Tranche B-10 (3 month Term SOFR + 4.750%) 9.393%, 12/12/28(2)	546	546
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 8.710%, 7/2/25(2)	1,555	1,553
Waystar Technologies, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.595%, 10/22/29(2)	223	223
		23,637

Housing—2.5%
Chariot Buyer LLC
(1 month Term SOFR + 3.350%) 8.195%, 11/3/28(2)	871	865
	Par Value	Value

Housing—continued
First Lien (1 month Term SOFR + 3.500%) 8.345%, 11/3/28(2)	$ 234	$ 233
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.350%) 8.447%, 4/12/28(2)	383	375
Tranche C (1 month Term SOFR + 4.500%) 9.597%, 5/15/31(2)	545	538
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.571%, 2/26/29(2)	743	735
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.968%, 5/30/31(2)	1,057	1,036
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 3/19/29(2)	1,204	1,204
		4,986

Information Technology—11.8%
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 8.104%, 2/1/31(2)	588	589
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 5.250%) 9.854%, 2/23/32(2)	90	93
Tranche B-1 (3 month Term SOFR + 3.000%) 7.604%, 2/24/31(2)	1,788	1,789
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.814%, 8/15/29(2)	950	922
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 9.005%, 7/30/31(2)	1,353	1,350
Boost Newco Borrower LLC Tranche B-1 (3 month Term SOFR + 2.500%) 7.104%, 1/31/31(2)	580	580
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.854%, 7/6/29(2)	1,252	1,237
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.365%, 9/29/28(2)	1,095	1,092
	Par Value	Value

Information Technology—continued
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 10.103%, 12/12/29(2)	$ 856	$ 857
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.095%, 5/30/31(2)	1,102	1,102
Indicor LLC Tranche C (3 month Term SOFR + 3.250%) 7.854%, 11/22/29(2)	906	908
Infinite Bidco LLC
First Lien (3 month Term SOFR + 3.750%) 9.264%, 3/2/28(2)	377	365
Second Lien (3 month Term SOFR + 7.262%) 12.514%, 3/2/29(2)	290	241
Instructure Holdings, Inc.
(1 month Term SOFR + 3.500%) 3.500%, 9/11/31(2)	315	312
Second Lien (1 month Term SOFR + 5.500%) 5.500%, 9/10/32(2)	140	140
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 4.000%) 9.016%, 4/1/28(2)	635	635
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.845%, 1/31/31(2)	1,044	1,036
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 9.104%, 9/16/30(2)	235	236
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.102%, 3/27/29(2)	960	968
Open Text Corp. 2024 (1 month Term SOFR + 2.250%) 7.095%, 1/31/30(2)	589	591
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.514%, 6/2/28(2)	793	779
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.210%, 3/10/28(2)	935	933
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.845%, 8/31/28(2)	1,197	1,196
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 7.960%, 4/24/28(2)	$ 963	$ 934
Rocket Software, Inc. (1 month Term SOFR + 4.750%) 9.595%, 11/28/28(2)	691	692
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.445%, 10/9/29(2)	828	829
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.610%, 9/27/31(2)	360	360
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(2)	1,899	1,899
Vertiv Group Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 7.201%, 3/2/27(2)	1,013	1,013
		23,678

Manufacturing—4.0%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.500%) 8.345%, 8/19/31(2)	840	841
Arcline FM Holdings LLC 2024 (3-6 month Term SOFR + 4.500%) 9.567% - 9.742%, 6/23/28(2)	1,451	1,452
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 7.825%, 3/15/30(2)	884	882
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.701%, 9/28/28(2)	897	850
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 2.000%) 2.000%, 9/25/31(2)	150	150
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.460%, 10/21/28(2)	1,210	1,209
Gates Corp. Tranche B-5 (1 month Term SOFR + 2.250%) 7.095%, 6/4/31(2)	888	889
Madison IAQ LLC (6 month Term SOFR + 2.750%) 7.889%, 6/21/28(2)	1,189	1,187
	Par Value	Value

Manufacturing—continued
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.595%, 3/17/27(2)	$ 542	$ 545
		8,005

Media / Telecom - Broadcasting—1.6%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 8.315%, 12/1/28(2)	851	783
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.204%, 12/17/26(2)	1,656	1,454
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.460%, 1/31/29(2)	1,024	1,000
		3,237

Media / Telecom - Cable/Wireless Video—3.3%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(2)	1,224	1,195
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.597%, 1/18/28(2)	1,784	1,731
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(2)	1,533	1,506
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.865%, 11/12/27(2)	1,034	1,031
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.711%, 1/31/28(2)	1,215	1,161
		6,624

Media / Telecom - Diversified Media—2.5%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.255%, 10/30/30(2)	478	476
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.594%, 9/12/31(2)	415	415
	Par Value	Value

Media / Telecom - Diversified Media—continued
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.100%) 9.301%, 12/1/28(2)	$ 733	$ 732
Formula One Management Ltd.
0.000%, 9/10/31(2)(3)	147	147
Tranche B-1 (1 month Term SOFR + 2.000%) 6.845%, 9/10/31(2)	293	293
McGraw-Hill Education, Inc. 2024, Tranche B (3 month Term SOFR + 4.000%) 8.604%, 8/1/31(2)	700	703
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.095%, 5/3/28(2)	958	951
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(2)	1,281	1,200
		4,917

Media / Telecom - Telecommunications—2.3%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.195%, 11/22/28(2)	1,342	1,338
Level 3 Financing, Inc.
Tranche B-1 (1 month Term SOFR + 6.560%) 11.414%, 4/15/29(2)	771	786
Tranche B-2 (1 month Term SOFR + 6.560%) 11.414%, 4/15/30(2)	771	783
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.264%, 7/31/25(2)(6)	1,309	1,230
Tranche B-12 (3 month LIBOR + 3.688%) 9.250%, 1/31/26(2)(6)	575	489
		4,626

Media / Telecom - Wireless Communications—0.4%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.345%, 3/2/29(2)	921	841
Metals / Minerals—0.8%
Arsenal Aic Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 8/18/30(2)	624	623
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Metals / Minerals—continued
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.580%, 7/31/26(2)	$ 951	$ 944
		1,567

Retail—2.2%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.752%, 11/8/27(2)	913	914
EG America LLC Tranche C (1 month Term SOFR + 5.614%) 10.445%, 2/7/28(2)	546	545
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 7.241% - 7.345%, 6/11/31(2)	1,030	1,014
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 3.296%, 10/28/30(2)	572	573
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.115%, 3/3/28(2)	630	598
PetsMart LLC (1 month Term SOFR + 3.850%) 8.695%, 2/11/28(2)	802	794
		4,438

Service—10.0%
AAL Delaware Holdco, Inc. Tranche B (1 month Term SOFR + 3.500%) 8.345%, 7/30/31(2)	175	176
AlixPartners LLP (1 month Term SOFR + 2.614%) 7.460%, 2/4/28(2)	971	971
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.445%, 12/11/28(2)	1,155	1,150
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.095%, 5/31/28(2)	478	479
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.752%, 4/20/29(2)	923	921
Crisis Prevention Institute, Inc. (3 month Term SOFR + 4.750%) 9.354%, 4/9/31(2)	355	355
	Par Value	Value

Service—continued
DG Investment Intermediate Holdings 2, Inc.
2024 0.000%, 3/31/28(2)(3)	$ 56	$ 56
First Lien (1 month Term SOFR + 3.864%) 8.710%, 3/31/28(2)	701	697
Dxp Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 9.064%, 10/11/30(2)	95	95
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.164%, 10/11/30(2)	500	500
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.252%, 8/1/29(2)	299	299
Garda World Security Corp. (1 month Term SOFR + 3.500%) 8.597%, 2/1/29(2)	1,338	1,336
Grant Thornton Advisors LLC Tranche B (1 month Term SOFR + 3.250%) 8.095%, 6/2/31(2)	350	350
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(2)	1,099	1,093
Kuehg Corp. Tranche B (3 month Term SOFR + 4.500%) 9.104%, 6/12/30(2)	857	859
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.354%, 11/23/28(2)	1,169	1,165
Omnia Partners LLC (3 month Term SOFR + 3.250%) 8.529%, 7/25/30(2)	1,237	1,240
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.960%, 1/21/28(2)	761	764
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.604%, 2/7/31(2)	409	409
Prime Security Services Borrower LLC 2024, Tranche B-1 (1 month Term SOFR + 2.250%) 7.445%, 10/13/30(2)	1,225	1,224
Sedgwick Claims Management Services, Inc. 2024 (3 month Term SOFR + 3.000%) 8.252%, 7/31/31(2)	737	736
	Par Value	Value

Service—continued
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.256%, 3/4/28(2)	$ 1,033	$ 900
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.595%, 2/10/29(2)	1,114	1,110
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.607%, 6/30/28(2)	928	827
TMF Sapphire Bidco B.V. Tranche B-3 (3 month Term SOFR + 3.500%) 8.818%, 5/3/28(2)	318	318
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.946%, 11/2/27(2)	956	923
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.710%, 3/24/28(2)	1,185	1,126
		20,079

Transportation - Automotive—1.7%
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 7.345%, 5/6/30(2)	883	882
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 10.514%, 3/30/27(2)	929	918
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.264%, 10/28/27(2)	1,274	1,164
Wand NewCo 3, Inc. (1-3 month Term SOFR + 3.250%) 7.854% - 8.095%, 1/30/31(2)	509	508
		3,472

Utilities—1.6%
Lightstone HoldCo LLC
Tranche B (3 month Term SOFR + 5.750%) 11.002%, 1/29/27(2)	794	804
Tranche C (3 month Term SOFR + 5.750%) 11.002%, 1/29/27(2)	45	45
South Field Energy LLC Tranche C (3 month Term SOFR + 3.750%) 8.354%, 8/29/31(2)	12	12
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.603%, 5/10/29(2)	655	653
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 7.595%, 1/27/31(2)	$ 1,642	$ 1,641
		3,155

Utility—0.8%
Calpine Corp. (1 month Term SOFR + 2.000%) 6.845%, 1/31/31(2)	998	994
Cpv Fairview LLC Tranche B (1 month Term SOFR + 3.500%) 8.345%, 8/14/31(2)	280	281
Lightning Power LLC Tranche B (3 month Term SOFR + 3.250%) 8.346%, 8/18/31(2)	285	285
		1,560

Total Leveraged Loans (Identified Cost $176,361)		175,317

	Shares
Common Stocks—0.2%
Consumer Discretionary—0.1%
NMG Parent LLC(4)(7)	3,033	334
West Marine(4)(7)	1,450	5
		339

Health Care—0.1%
Endo, Inc.(7)	5,129	131
Envision Healthcare Corp.(7)	6,407	66
		197

Total Common Stocks (Identified Cost $447)		536

	Shares	Value

Exchange-Traded Fund—1.1%
Janus Henderson AAA CLO ETF(8)	43,095	$ 2,193
Total Exchange-Traded Fund (Identified Cost $2,187)		2,193

Total Long-Term Investments—93.5% (Identified Cost $187,768)		186,998

Short-Term Investment—7.0%
Money Market Mutual Fund—7.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(8)	13,988,179	13,988
Total Short-Term Investment (Identified Cost $13,988)		13,988

TOTAL INVESTMENTS—100.5% (Identified Cost $201,756)		$200,986
Other assets and liabilities, net—(0.5)%		(1,058)
NET ASSETS—100.0%		$199,928

Abbreviations:
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $8,952 or 4.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	At September 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	92%
Canada	3
Netherlands	2
France	1
Luxembourg	1
United Kingdom	1
Total	100%
† % of total investments as of September 30, 2024.
As of September 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/30/31(1)	$129	$129	$129	$—(2)

(1)	This loan will settle after September 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(2)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$8,952	$—	$8,952	$—
Leveraged Loans	175,317	—	175,317	—(1)
Equity Securities:
Common Stocks	536	131	66	339
Exchange-Traded Fund	2,193	2,193	—	—
Money Market Mutual Fund	13,988	13,988	—	—
Total Investments	$200,986	$16,312	$184,335	$339

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $236 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—98.3%
Arizona—2.0%
Arizona Department of Transportation, State Highway Fund Revenue 5.000%, 7/1/36	$ 500	$ 518
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue 5.000%, 12/1/24	565	566
		1,084

California—2.1%
California Municipal Finance Authority, Caritas Project Revenue, Series A 5.000%, 8/15/49	250	270
California State Health Facilities Financing Authority, Providence St. Joseph Health Revenue, Series A 4.000%, 10/1/36	275	277
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	500	437
Temecula Valley Unified School District Financing Authority, Special Tax Revenue (BAM Insured) 5.000%, 9/1/25	175	177
		1,161

Colorado—10.1%
City & County of Denver Co. Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,139
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AGM Insured) 5.250%, 12/1/49	250	281
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	413
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	2,250	2,382
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A 5.000%, 11/1/32	1,195	1,248
		5,463

	Par Value	Value

Connecticut—1.9%
City of Danbury, Bond Anticipation Notes, General Obligation, Series B 144A 5.000%, 2/24/25(2)	$ 505	$ 508
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	314
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program Revenue, Series D (Pre-Refunded 11/15/26 @ 100) 3.000%, 11/15/35	200	202
		1,024

Florida—13.2%
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	230	234
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	504
Marion County School Board, Certificates of Participation (AGM Insured) 5.000%, 6/1/43	625	697
Miami Beach Redevelopment Agency,
Tax Increment Revenue 5.000%, 2/1/32	320	321
Tax Increment Revenue (AGM Insured) 5.000%, 2/1/31	40	40
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, Series A 5.000%, 4/1/30	200	202
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,733
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	680	800
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	1,935	2,014
	Par Value	Value

Florida—continued
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	$ 505	$ 561
		7,106

Georgia—2.9%
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	557
Georgia Ports Authority Revenue 4.000%, 7/1/42	980	990
		1,547

Illinois—7.0%
City of Chicago,
Water Revenue, Second Lien (AGM Insured) 5.250%, 11/1/32	350	373
Water Revenue, Second Lien, Series 2017-2 (AGM Insured) 5.000%, 11/1/31	500	530
Cook County School District No. 78 Rosemont, General Obligation (AGM Insured) 5.000%, 12/1/38	1,000	1,085
State of Illinois,
General Obligation 5.000%, 2/1/27	1,250	1,313
General Obligation (BAM-TCRS Insured) 5.000%, 2/1/36	400	457
		3,758

Indiana—4.3%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,770
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	550
		2,320

Louisiana—2.1%
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project Revenue (AMT) 5.500%, 9/1/54	500	551
State of Louisiana, General Obligation, Series E 5.000%, 9/1/31	500	576
		1,127

See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Maryland—0.3%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	$ 200	$ 172
Massachusetts—2.2%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A 5.000%, 7/1/41	250	288
Massachusetts Housing Finance Agency Revenue 2.300%, 12/1/40	500	395
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	519
		1,202

Michigan—1.9%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I
5.000%, 4/15/25	500	505
4.000%, 10/15/36	500	509
		1,014

Minnesota—4.6%
Minneapolis Special School District No. 1,
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,219
General Obligation, Series B (SD CRED PROG Insured) 5.000%, 2/1/40	1,140	1,272
		2,491

New Jersey—1.9%
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	265
5.000%, 6/1/32	250	264
5.000%, 6/1/33	250	264
5.000%, 6/1/34	250	263
		1,056

New York—6.2%
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
Series A (AGM Insured) 3.000%, 1/1/36	250	238
	Par Value	Value

New York—continued
Series A (AGM Insured) 3.000%, 1/1/37	$ 100	$ 94
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	375	415
New York City Transitional Finance Authority,
Income Tax Revenue, Series G-1 5.000%, 5/1/36	755	881
Income Tax Revenue, Series G-1 5.000%, 5/1/43	540	606
New York State Dormitory Authority, Income Tax Revenue, Series A 5.000%, 3/15/40	500	570
New York Transportation Development Corp.,
John F. Kennedy International Airport New Terminal One (AMT) (AGM Insured) 5.000%, 6/30/49	255	266
Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	283
		3,353

Ohio—1.2%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	467
Hamilton County, Life Enriching Communities Pro Revenue, Series A 5.500%, 1/1/43	160	170
		637

Oklahoma—1.0%
Oklahoma Water Resources Board, Clear Water Program Revenue 5.000%, 4/1/43	500	568
Oregon—3.7%
State of Oregon, Article XI-Q, General Obligation, Series F 5.000%, 5/1/33	1,095	1,133
	Par Value	Value

Oregon—continued
Washington & Multnomah Counties, Beaverton School District No. 48J, Capital Appreciation Bond, General Obligation, Series D (SCH BD GTY Insured) 5.000%, 6/15/36	$ 800	$ 843
		1,976

Pennsylvania—6.4%
City of Philadelphia, Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	311
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.500%, 6/30/39	485	542
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,630
		3,483

South Carolina—1.6%
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue 5.000%, 12/1/24	290	290
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/41	500	558
		848

Tennessee—5.6%
Metropolitan Nashville Airport Authority (The),
Revenue, Series A 5.250%, 7/1/47	250	277
Revenue, Series A 5.000%, 7/1/52	250	269
Revenue, Series B (AMT) 5.500%, 7/1/40	500	565
Revenue, Series B (AMT) 5.500%, 7/1/41	250	281
Revenue, Series B (AMT) 5.500%, 7/1/52	500	549
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Tennessee—continued
Tennessee State School Bond Authority, Higher Education Program Revenue, Series B (State Higher Education Intercept Program Insured) 5.000%, 11/1/34	$ 1,000	$ 1,057
		2,998

Texas—11.9%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	197
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien, Series D 4.000%, 1/1/38	750	771
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	502
Lamar Consolidated Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,046
North Texas Tollway Authority, Highway Toll Revenue, Series A 5.000%, 1/1/28	295	304
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	525	633
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	700	724
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, SOFR Index Series C 4.117%, 9/15/27(3)	1,275	1,275
Texas Public Finance Authority, Texas Southern University Revenue (BAM Insured) 5.250%, 5/1/37	300	337
	Par Value	Value

Texas—continued
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	$ 645	$ 634
		6,423

Virginia—1.2%
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue 5.000%, 2/1/36	550	637
Washington—1.7%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	326
State of Washington, General Obligation, Series A 5.000%, 8/1/38	500	582
		908

Wisconsin—1.3%
Public Finance Authority
Revenue 4.000%, 8/1/59(3)	450	452
Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	243
		695

Total Municipal Bonds (Identified Cost $52,742)		53,051

Total Long-Term Investments—98.3% (Identified Cost $52,742)		53,051

	Shares
Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(4)	1,770,920	1,771
Total Short-Term Investment (Identified Cost $1,771)		1,771

Value

TOTAL INVESTMENTS—101.6% (Identified Cost $54,513)	$54,822
Other assets and liabilities, net—(1.6)%	(879)
NET ASSETS—100.0%	$53,943

Abbreviations:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Municipal Insured
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
TCRS	Tennessee Consolidated Retirement System

Footnote Legend:
(1)	At September 30, 2024, 21.3% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $508 or 0.9% of net assets.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$53,051	$—	$53,051
Money Market Mutual Fund	1,771	1,771	—
Total Investments	$54,822	$1,771	$53,051
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in securities at value(1)(2)	$409,718	$55,683	$433,228	$740,200
Cash	7,021	998	9,339	17,601
Receivables
Investment securities sold	263	—	1,099	1,649
Fund shares sold	1,378	8	383	1,713
Dividends and interest	3,397	993	2,393	7,147
Unrealized appreciation on unfunded loan commitment(3)	—	—	—	—(a)
Securities lending income	1	3	2	9
Prepaid Trustees’ retainer	7	1	9	13
Prepaid expenses	32	21	26	95
Other assets	60	8	66	104
Total assets	421,877	57,715	446,545	768,531
Liabilities
Payables
Fund shares repurchased	524	55	411	1,156
Investment securities purchased	10,276	548	5,744	31,729
Collateral on securities loaned	1,549	1,901	8,509	8,082
Dividend distributions	6	23	131	384
Investment advisory fees	54	12	85	249
Distribution and service fees	13	9	18	25
Administration and accounting fees	34	5	37	57
Transfer agent and sub-transfer agent fees and expenses	59	10	75	100
Professional fees	32	33	32	37
Trustee deferred compensation plan	60	8	66	104
Interest expense and/or commitment fees	1	—(a)	2	1
Other accrued expenses	22	14	35	28
Total liabilities	12,630	2,618	15,145	41,952
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$409,247	$55,097	$431,400	$726,579
Net Assets Consist of:
Common stock $0.001 par value	$—	$—	$40	$—
Capital paid in on shares of beneficial interest	413,634	62,268	459,385	751,244
Accumulated earnings (loss)	(4,387)	(7,171)	(28,025)	(24,665)
Net Assets	$409,247	$55,097	$431,400	$726,579
Net Assets:
Class A	$45,255	$35,356	$60,159	$87,569
Class C	$4,381	$2,100	$7,398	$10,065
Class I	$352,878	$6,745	$353,956	$570,619
Class R6	$6,733	$10,896	$9,887	$58,326
Shares Outstanding (unlimited number of shares authorized, no par value):(4)
Class A	4,385,559	9,074,875	5,624,588	9,391,920
Class C	434,772	548,587	691,666	1,065,683
Class I	33,634,847	1,727,048	33,101,951	61,498,689
Class R6	641,452	2,792,354	923,695	6,217,880
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$10.32	$3.90	$10.70	$9.32
Class C	$10.08	$3.83	$10.70	$9.44
Class I	$10.49	$3.91	$10.69	$9.28
Class R6	$10.50	$3.90	$10.70	$9.38
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.72	$4.05	$10.95	$9.68
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in securities at cost	$405,836	$56,127	$434,547	$733,654
(2) Market value of securities on loan	$1,488	$1,819	$8,265	$7,719
(3) See Schedule of Investments for schedule of unfunded loan commitments.
(4) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$4,578,508	$200,986	$54,822
Cash	76,182	6,376	—(a)
Receivables
Investment securities sold	20,051	2,148	2,172
Fund shares sold	7,857	226	10
Dividends and interest	30,334	1,362	677
Unrealized appreciation on unfunded loan commitment(3)	1	—(a)	—
Securities lending income	20	—	—
Prepaid Trustees’ retainer	96	4	1
Prepaid expenses	23	28	10
Other assets	698	29	8
Total assets	4,713,770	211,159	57,700
Liabilities
Payables
Fund shares repurchased	8,800	395	75
Investment securities purchased	100,094	10,386	3,595
Collateral on securities loaned	52,468	—	—
Dividend distributions	1,616	223	9
Investment advisory fees	1,438	63	9
Distribution and service fees	194	14	6
Administration and accounting fees	380	16	5
Transfer agent and sub-transfer agent fees and expenses	898	35	10
Professional fees	71	37	29
Trustee deferred compensation plan	698	29	8
Interest expense and/or commitment fees	17	13	—(a)
Other accrued expenses	191	20	11
Total liabilities	166,865	11,231	3,757
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$4,546,905	$199,928	$53,943
Net Assets Consist of:
Common stock $0.001 par value	$—	$—	$5
Capital paid in on shares of beneficial interest	4,971,852	275,286	54,412
Accumulated earnings (loss)	(424,947)	(75,358)	(474)
Net Assets	$4,546,905	$199,928	$53,943
Net Assets:
Class A	$612,833	$63,313	$24,927
Class C	$108,561	$4,897	$1,251
Class C1	$28,424	$—	$—
Class I	$3,772,723	$130,792	$27,765
Class R6	$24,364	$926	$—
Shares Outstanding (unlimited number of shares authorized, no par value):(4)
Class A	134,363,252	7,270,664	2,402,595
Class C	23,424,347	561,891	120,613
Class C1	6,152,712	—	—
Class I	825,748,632	15,041,635	2,676,508
Class R6	5,312,999	106,510	—
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$4.56	$8.71	$10.37
Class C	$4.63	$8.72	$10.37
Class C1	$4.62	$—	$—
Class I	$4.57	$8.70	$10.37
Class R6	$4.59	$8.69	$—
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$4.66	$8.96	$10.66
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in securities at cost	$4,599,404	$201,756	$54,513
(2) Market value of securities on loan	$50,645	$—	$—
(3) See Schedule of Investments for schedule of unfunded loan commitments.
(4) Seix Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS YEAR ENDED
September 30, 2024
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$284	$52	$398	$686
Interest	14,660	4,140	19,693	35,597
Securities lending, net of fees	11	41	15	81
Total investment income	14,955	4,233	20,106	36,364
Expenses
Investment advisory fees	1,185	286	1,644	2,920
Distribution and service fees, Class A	93	89	153	185
Distribution and service fees, Class C	31	17	79	92
Administration and accounting fees	276	61	427	548
Transfer agent fees and expenses	123	42	186	233
Sub-transfer agent fees and expenses, Class A	31	17	37	62
Sub-transfer agent fees and expenses, Class C	3	1	5	7
Sub-transfer agent fees and expenses, Class I	181	10	268	241
Custodian fees	8	3	7	8
Printing fees and expenses	24	12	32	34
Professional fees	36	34	37	44
Interest expense and/or commitment fees	2	—(a)	3	3
Registration fees	65	38	76	93
Trustees’ fees and expenses	18	4	36	40
Miscellaneous expenses	46	33	63	56
Total expenses	2,122	647	3,053	4,566
Less net expenses reimbursed and/or waived by investment adviser(1)	(737)	(180)	(768)	(385)
Net expenses	1,385	467	2,285	4,181
Net investment income (loss)	13,570	3,766	17,821	32,183
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(924)	(632)	(1,866)	(5,247)
Foreign currency transactions	—	—	—	(69)
Net change in unrealized appreciation (depreciation) on:
Investments	18,007	3,930	20,284	35,743
Net realized and unrealized gain (loss) on investments	17,083	3,298	18,418	30,427
Net increase (decrease) in net assets resulting from operations	$30,653	$7,064	$36,239	$62,610

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2024
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Investment Income
Dividends	$3,074	$439	$30
Interest	234,047	16,801	2,046
Securities lending, net of fees	89	—	—
Total investment income	237,210	17,240	2,076
Expenses
Investment advisory fees	21,392	835	262
Distribution and service fees, Class A	1,575	131	65
Distribution and service fees, Class C	596	52	13
Distribution and service fees, Class C1	304	—	—
Administration and accounting fees	4,512	197	67
Transfer agent fees and expenses	1,890	83	29
Sub-transfer agent fees and expenses, Class A	514	37	16
Sub-transfer agent fees and expenses, Class C	100	4	1
Sub-transfer agent fees and expenses, Class C1	21	—	—
Sub-transfer agent fees and expenses, Class I	2,831	104	26
Custodian fees	16	3	1
Printing fees and expenses	288	22	14
Professional fees	128	42	30
Interest expense and/or commitment fees	33	116	—(a)
Registration fees	107	62	32
Trustees’ fees and expenses	388	16	5
Miscellaneous expenses	290	33	21
Total expenses	34,985	1,737	582
Less net expenses reimbursed and/or waived by investment adviser(1)	(3,743)	(213)	(164)
Net expenses	31,242	1,524	418
Net investment income (loss)	205,968	15,716	1,658
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(48,347)	(1,348)	(199)
Foreign currency transactions	(402)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	251,529	1,259	2,996
Net realized and unrealized gain (loss) on investments	202,780	(89)	2,797
Net increase (decrease) in net assets resulting from operations	$408,748	$15,627	$4,455

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$13,570	$4,499	$3,766	$3,065
Net realized gain (loss)	(924)	(4,987)	(632)	(1,240)
Net change in unrealized appreciation (depreciation)	18,007	588	3,930	2,749
Increase (decrease) in net assets resulting from operations	30,653	100	7,064	4,574
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,836)	(1,120)	(2,554)	(2,350)
Class C	(132)	(44)	(112)	(61)
Class I	(11,352)	(3,274)	(519)	(501)
Class R6	(241)	(63)	(576)	(128)
Total dividends and distributions to shareholders	(13,561)	(4,501)	(3,761)	(3,040)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	14,125	2,328	(2,696)	(1,768)
Class C	2,627	307	891	51
Class I	205,721	73,094	(861)	836
Class R6	4,481	680	8,538	42
Increase (decrease) in net assets from capital transactions	226,954	76,409	5,872	(839)
Net increase (decrease) in net assets	244,046	72,008	9,175	695
Net Assets
Beginning of period	165,201	93,193	45,922	45,227
End of Period	$409,247	$165,201	$55,097	$45,922
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$17,821	$15,065	$32,183	$15,016
Net realized gain (loss)	(1,866)	(15,402)	(5,316)	(6,767)
Net change in unrealized appreciation (depreciation)	20,284	21,836	35,743	5,009
Increase (decrease) in net assets resulting from operations	36,239	21,499	62,610	13,258
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,532)	(2,081)	(4,350)	(3,278)
Class C	(267)	(239)	(462)	(429)
Class I	(14,623)	(11,461)	(26,703)	(10,816)
Class R6	(390)	(1,285)	(1,267)	(300)
Return of Capital:
Class A	—	—	(112)	—
Class C	—	—	(14)	—
Class I	—	—	(644)	—
Class R6	—	—	(31)	—
Total dividends and distributions to shareholders	(17,812)	(15,066)	(33,583)	(14,823)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(5,018)	(15,835)	15,985	2,294
Class C	(1,800)	(3,095)	396	(3,010)
Class I	24,475	(115,578)	244,372	145,801
Class R6	2,046	(32,510)	39,213	13,062
Increase (decrease) in net assets from capital transactions	19,703	(167,018)	299,966	158,147
Net increase (decrease) in net assets	38,130	(160,585)	328,993	156,582
Net Assets
Beginning of period	393,270	553,855	397,586	241,004
End of Period	$431,400	$393,270	$726,579	$397,586
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$205,968	$174,495	$15,716	$13,883
Net realized gain (loss)	(48,749)	(118,530)	(1,348)	(2,804)
Net change in unrealized appreciation (depreciation)	251,529	188,100	1,259	8,757
Increase (decrease) in net assets resulting from operations	408,748	244,065	15,627	19,836
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(29,448)	(24,311)	(4,359)	(4,200)
Class C	(5,171)	(4,756)	(394)	(447)
Class C1	(1,176)	(1,035)	—	—
Class I	(178,472)	(141,108)	(10,897)	(9,164)
Class R6	(763)	(530)	(90)	(94)
Total dividends and distributions to shareholders	(215,030)	(171,740)	(15,740)	(13,905)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(75,026)	(121,688)	2,237	2,708
Class C	(29,309)	(51,256)	(1,421)	(1,119)
Class C1	(6,611)	(11,806)	—	—
Class I	(25,376)	(673,115)	4,468	3,335
Class R6	12,650	(15,195)	(338)	(125)
Increase (decrease) in net assets from capital transactions	(123,672)	(873,060)	4,946	4,799
Net increase (decrease) in net assets	70,046	(800,735)	4,833	10,730
Net Assets
Beginning of period	4,476,859	5,277,594	195,095	184,365
End of Period	$4,546,905	$4,476,859	$199,928	$195,095
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,658	$2,025
Net realized gain (loss)	(199)	(421)
Net change in unrealized appreciation (depreciation)	2,996	319
Increase (decrease) in net assets resulting from operations	4,455	1,923
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(703)	(765)
Class C	(26)	(33)
Class I	(906)	(1,178)
Total dividends and distributions to shareholders	(1,635)	(1,976)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,957)	(1,885)
Class C	(183)	(705)
Class I	(10,549)	(6,990)
Increase (decrease) in net assets from capital transactions	(14,689)	(9,580)
Net increase (decrease) in net assets	(11,869)	(9,633)
Net Assets
Beginning of period	65,812	75,445
End of Period	$53,943	$65,812
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/23 to 9/30/24	$9.66	0.50	0.65	1.15	(0.49)	—	—	(0.49)	—	0.66	$10.32	12.23%	$45,255	0.73% (7)	1.04%	4.96%	50%
10/1/22 to 9/30/23	9.84	0.39	(0.18)	0.21	(0.39)	—	—	(0.39)	—	(0.18)	9.66	2.06	28,811	0.80 (8)	1.10	3.90	49
10/1/21 to 9/30/22	11.81	0.26	(1.80)	(1.54)	(0.27)	—	(0.16)	(0.43)	—	(1.97)	9.84	(13.38)	27,013	0.81 (9)	1.05	2.34	52
10/1/20 to 9/30/21	11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
10/1/19 to 9/30/20	11.51	0.30	0.34	0.64	(0.30)	—	—	(0.30)	—	0.34	11.85	5.66	37,507	0.81 (7)	1.07	2.61	65
Class C
10/1/23 to 9/30/24	$9.43	0.41	0.65	1.06	(0.41)	—	—	(0.41)	—	0.65	$10.08	11.45%	$4,381	1.48% (7)	1.78%	4.20%	50%
10/1/22 to 9/30/23	9.61	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)	—	(0.18)	9.43	1.25	1,553	1.55 (8)	1.87	3.16	49
10/1/21 to 9/30/22	11.54	0.17	(1.75)	(1.58)	(0.19)	—	(0.16)	(0.35)	—	(1.93)	9.61	(14.05)	1,283	1.56 (9)	1.84	1.55	52
10/1/20 to 9/30/21	11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
10/1/19 to 9/30/20	11.24	0.21	0.33	0.54	(0.21)	—	—	(0.21)	—	0.33	11.57	4.85	4,676	1.56 (7)	1.82	1.84	65
Class I
10/1/23 to 9/30/24	$9.82	0.53	0.67	1.20	(0.53)	—	—	(0.53)	—	0.67	$10.49	12.50%	$352,878	0.48% (7)	0.76%	5.20%	50%
10/1/22 to 9/30/23	10.00	0.43	(0.19)	0.24	(0.42)	—	—	(0.42)	—	(0.18)	9.82	2.33	132,866	0.55	0.84	4.26	49
10/1/21 to 9/30/22	12.00	0.29	(1.82)	(1.53)	(0.31)	—	(0.16)	(0.47)	—	(2.00)	10.00	(13.17)	63,559	0.57 (9)	0.80	2.62	52
10/1/20 to 9/30/21	12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
10/1/19 to 9/30/20	11.70	0.33	0.34	0.67	(0.33)	—	—	(0.33)	—	0.34	12.04	5.87	63,222	0.56 (7)	0.80	2.85	65
Class R6
10/1/23 to 9/30/24	$9.83	0.54	0.66	1.20	(0.53)	—	—	(0.53)	—	0.67	$10.50	12.57%	$6,733	0.42% (7)	0.68%	5.28%	50%
10/1/22 to 9/30/23	10.01	0.44	(0.19)	0.25	(0.43)	—	—	(0.43)	—	(0.18)	9.83	2.47	1,971	0.43	0.74	4.32	49
10/1/21 to 9/30/22	12.01	0.30	(1.82)	(1.52)	(0.32)	—	(0.16)	(0.48)	—	(2.00)	10.01	(13.05)	1,338	0.45 (9)	0.73	2.74	52
10/1/20 to 9/30/21	12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59
10/1/19 to 9/30/20	11.71	0.35	0.34	0.69	(0.35)	—	—	(0.35)	—	0.34	12.05	6.00	1,122	0.44 (7)	0.74	2.99	65

Newfleet High Yield Fund
Class A
10/1/23 to 9/30/24	$3.65	0.27	0.25	0.52	(0.27)	—	—	(0.27)	—	0.25	$3.90	14.73%	$35,356	0.96% (7)	1.30%	7.19%	61%
10/1/22 to 9/30/23	3.53	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	3.65	10.27	35,738	1.01 (9)	1.33	6.53	52
10/1/21 to 9/30/22	4.28	0.20	(0.75)	(0.55)	(0.20)	—	—	(0.20)	—	(0.75)	3.53	(13.15)	36,258	1.01 (9)	1.27	5.10	47
10/1/20 to 9/30/21	4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
10/1/19 to 9/30/20	4.10	0.21	(0.10)	0.11	(0.21)	—	—	(0.21)	—	(0.10)	4.00	2.88	45,234	1.00	1.37	5.31	88
Class C
10/1/23 to 9/30/24	$3.59	0.24	0.24	0.48	(0.24)	—	—	(0.24)	—	0.24	$3.83	13.71%	$2,100	1.71% (7)	2.03%	6.46%	61%
10/1/22 to 9/30/23	3.47	0.21	0.12	0.33	(0.21)	—	—	(0.21)	—	0.12	3.59	9.51	1,098	1.76 (9)	2.10	5.77	52
10/1/21 to 9/30/22	4.21	0.17	(0.74)	(0.57)	(0.17)	—	—	(0.17)	—	(0.74)	3.47	(13.87)	1,013	1.76 (9)	2.08	4.34	47
10/1/20 to 9/30/21	3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	4.21	11.47	1,460	1.75	2.03	4.05	74
10/1/19 to 9/30/20	4.02	0.18	(0.09)	0.09	(0.18)	—	—	(0.18)	—	(0.09)	3.93	2.33	2,542	1.75	2.11	4.55	88
Class I
10/1/23 to 9/30/24	$3.66	0.28	0.25	0.53	(0.28)	—	—	(0.28)	—	0.25	$3.91	15.00%	$6,745	0.71% (7)	1.09%	7.42%	61%
10/1/22 to 9/30/23	3.53	0.25	0.13	0.38	(0.25)	—	—	(0.25)	—	0.13	3.66	10.84	7,225	0.76 (9)	1.12	6.77	52
10/1/21 to 9/30/22	4.29	0.21	(0.76)	(0.55)	(0.21)	—	—	(0.21)	—	(0.76)	3.53	(13.14)	6,196	0.76 (9)	1.10	5.34	47
10/1/20 to 9/30/21	4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
10/1/19 to 9/30/20	4.10	0.22	(0.09)	0.13	(0.22)	—	—	(0.22)	—	(0.09)	4.01	3.40	9,319	0.75	1.17	5.54	88
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class R6
10/1/23 to 9/30/24	$3.65	0.29	0.24	0.53	(0.28)	—	—	(0.28)	—	0.25	$3.90	15.16%	$10,896	0.59%	0.94%	7.56%	61%
10/1/22 to 9/30/23	3.53	0.25	0.12	0.37	(0.25)	—	—	(0.25)	—	0.12	3.65	10.71	1,861	0.60 (9)	0.99	6.93	52
10/1/21 to 9/30/22	4.29	0.22	(0.76)	(0.54)	(0.22)	—	—	(0.22)	—	(0.76)	3.53	(13.00)	1,760	0.60 (9)	0.96	5.50	47
10/1/20 to 9/30/21	4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (7)	0.93	5.12	74
10/1/19 to 9/30/20	4.10	0.22	(0.10)	0.12	(0.22)	—	—	(0.22)	—	(0.10)	4.00	3.20	1,157	0.69	1.05	5.58	88

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/23 to 9/30/24	$10.23	0.43	0.47	0.90	(0.43)	—	—	(0.43)	—	0.47	$10.70	8.99%	$60,159	0.75%	0.94%	4.14%	46%
10/1/22 to 9/30/23	10.09	0.31	0.14	0.45	(0.31)	—	—	(0.31)	—	0.14	10.23	4.55	62,424	0.74	0.93	3.05	38
10/1/21 to 9/30/22	10.96	0.15	(0.86)	(0.71)	(0.16)	—	—	(0.16)	—	(0.87)	10.09	(6.55)	77,244	0.77 (9)	0.90	1.46	38
10/1/20 to 9/30/21	10.96	0.16	— (10)	0.16	(0.16)	—	—	(0.16)	—	— (10)	10.96	1.44	101,271	0.75	0.89	1.42	55
10/1/19 to 9/30/20	10.86	0.24	0.10	0.34	(0.24)	—	—	(0.24)	—	0.10	10.96	3.21	87,690	0.75	0.91	2.24	57
Class C
10/1/23 to 9/30/24	$10.23	0.35	0.47	0.82	(0.35)	—	—	(0.35)	—	0.47	$10.70	8.18%	$7,398	1.50%	1.68%	3.38%	46%
10/1/22 to 9/30/23	10.09	0.23	0.15	0.38	(0.24)	—	—	(0.24)	—	0.14	10.23	3.78	8,845	1.49	1.66	2.29	38
10/1/21 to 9/30/22	10.96	0.07	(0.86)	(0.79)	(0.08)	—	—	(0.08)	—	(0.87)	10.09	(7.26)	11,773	1.51 (9)	1.69	0.70	38
10/1/20 to 9/30/21	10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (10)	10.96	0.68	17,403	1.50	1.66	0.69	55
10/1/19 to 9/30/20	10.86	0.16	0.10	0.26	(0.16)	—	—	(0.16)	—	0.10	10.96	2.44	20,105	1.50	1.67	1.50	57
Class I
10/1/23 to 9/30/24	$10.22	0.46	0.47	0.93	(0.46)	—	—	(0.46)	—	0.47	$10.69	9.26%	$353,956	0.50%	0.69%	4.39%	46%
10/1/22 to 9/30/23	10.08	0.34	0.14	0.48	(0.34)	—	—	(0.34)	—	0.14	10.22	4.81	314,549	0.49	0.68	3.29	38
10/1/21 to 9/30/22	10.96	0.18	(0.88)	(0.70)	(0.18)	—	—	(0.18)	—	(0.88)	10.08	(6.41)	425,501	0.52 (9)	0.66	1.69	38
10/1/20 to 9/30/21	10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
10/1/19 to 9/30/20	10.85	0.27	0.10	0.37	(0.27)	—	—	(0.27)	—	0.10	10.95	3.46	401,784	0.50	0.67	2.49	57
Class R6
10/1/23 to 9/30/24	$10.23	0.47	0.47	0.94	(0.47)	—	—	(0.47)	—	0.47	$10.70	9.33%	$9,887	0.43%	0.61%	4.47%	46%
10/1/22 to 9/30/23	10.09	0.34	0.15	0.49	(0.35)	—	—	(0.35)	—	0.14	10.23	4.89	7,452	0.42	0.60	3.37	38
10/1/21 to 9/30/22	10.96	0.19	(0.87)	(0.68)	(0.19)	—	—	(0.19)	—	(0.87)	10.09	(6.25)	39,337	0.45 (9)	0.60	1.81	38
10/1/20 to 9/30/21	10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (10)	10.96	1.76	27,222	0.43	0.57	1.46	55
10/1/19 to 9/30/20	10.86	0.28	0.10	0.38	(0.28)	—	—	(0.28)	—	0.10	10.96	3.54	387	0.43	0.61	2.56	57

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/23 to 9/30/24	$8.79	0.53	0.54	1.07	(0.53)	(0.01)	—	(0.54)	—	0.53	$9.32	12.55%	$87,569	0.99%	1.09%	5.86%	65%
10/1/22 to 9/30/23	8.73	0.44	0.05	0.49	(0.43)	—	—	(0.43)	—	0.06	8.79	5.64	67,280	0.99	1.10	4.94	48
10/1/21 to 9/30/22	10.35	0.36	(1.59)	(1.23)	(0.37)	(0.02)	—	(0.39)	—	(1.62)	8.73	(12.15)	64,515	1.00 (9)	1.10	3.76	52
10/1/20 to 9/30/21	10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (10)	0.29	10.35	6.45 (11)	82,697	0.99	1.07	3.56	77
10/1/19 to 9/30/20	10.16	0.39	(0.11)	0.28	(0.38)	—	—	(0.38)	—	(0.10)	10.06	2.86	78,378	0.99	1.09	3.87	95
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Class C
10/1/23 to 9/30/24	$8.90	0.47	0.55	1.02	(0.47)	(0.01)	—	(0.48)	—	0.54	$9.44	11.67%	$10,065	1.74%	1.83%	5.10%	65%
10/1/22 to 9/30/23	8.83	0.38	0.05	0.43	(0.36)	—	—	(0.36)	—	0.07	8.90	4.91	9,131	1.74	1.85	4.15	48
10/1/21 to 9/30/22	10.46	0.30	(1.62)	(1.32)	(0.29)	(0.02)	—	(0.31)	—	(1.63)	8.83	(12.78)	12,014	1.75 (9)	1.85	3.00	52
10/1/20 to 9/30/21	10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (10)	0.29	10.46	5.58 (11)	20,004	1.74	1.82	2.81	77
10/1/19 to 9/30/20	10.26	0.31	(0.10)	0.21	(0.30)	—	—	(0.30)	—	(0.09)	10.17	2.16	30,872	1.74	1.83	3.12	95
Class I
10/1/23 to 9/30/24	$8.76	0.55	0.54	1.09	(0.56)	(0.01)	—	(0.57)	—	0.52	$9.28	12.86%	$570,619	0.74%	0.80%	6.11%	65%
10/1/22 to 9/30/23	8.70	0.47	0.05	0.52	(0.46)	—	—	(0.46)	—	0.06	8.76	6.01	303,103	0.74	0.82	5.24	48
10/1/21 to 9/30/22	10.33	0.39	(1.60)	(1.21)	(0.40)	(0.02)	—	(0.42)	—	(1.63)	8.70	(11.99)	159,300	0.75 (9)	0.86	4.00	52
10/1/20 to 9/30/21	10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (10)	0.28	10.33	6.70 (11)	212,633	0.74	0.82	3.80	77
10/1/19 to 9/30/20	10.15	0.41	(0.10)	0.31	(0.41)	—	—	(0.41)	—	(0.10)	10.05	3.19	299,784	0.74	0.83	4.09	95
Class R6
10/1/23 to 9/30/24	$8.84	0.57	0.55	1.12	(0.57)	(0.01)	—	(0.58)	—	0.54	$9.38	12.98%	$58,326	0.60%	0.75%	6.25%	65%
10/1/22 to 9/30/23	8.76	0.48	0.06	0.54	(0.46)	—	—	(0.46)	—	0.08	8.84	6.21	18,072	0.60	0.77	5.39	48
10/1/21 to 9/30/22	10.38	0.40	(1.60)	(1.20)	(0.40)	(0.02)	—	(0.42)	—	(1.62)	8.76	(11.83)	5,175	0.61 (9)	0.78	4.15	52
10/1/20 to 9/30/21	10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (10)	0.30	10.38	6.87 (11)	6,345	0.60	0.75	3.94	77
10/1/19 to 9/30/20	10.17	0.42	(0.10)	0.32	(0.41)	—	—	(0.41)	—	(0.09)	10.08	3.28	6,068	0.60	0.76	4.25	95

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/23 to 9/30/24	$4.37	0.20	0.20	0.40	(0.21)	—	—	(0.21)	—	0.19	$4.56	9.32%	$612,833	0.90%	0.99%	4.47%	56%
10/1/22 to 9/30/23	4.30	0.15	0.07	0.22	(0.15)	—	—	(0.15)	—	0.07	4.37	5.17	660,114	0.89	0.97	3.47	37
10/1/21 to 9/30/22	4.76	0.09	(0.45)	(0.36)	(0.09)	(0.01)	—	(0.10)	—	(0.46)	4.30	(7.65)	771,020	0.92 (7)(9)	0.97	2.04	41
10/1/20 to 9/30/21	4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (12)	0.96	2.02	64
10/1/19 to 9/30/20	4.72	0.12	0.02	0.14	(0.12)	(0.01)	—	(0.13)	—	0.01	4.73	3.10	857,107	0.98 (12)	0.98	2.58	70
Class C
10/1/23 to 9/30/24	$4.43	0.19	0.21	0.40	(0.20)	—	—	(0.20)	—	0.20	$4.63	9.13%	$108,561	1.16%	1.24%	4.20%	56%
10/1/22 to 9/30/23	4.37	0.14	0.06	0.20	(0.14)	—	—	(0.14)	—	0.06	4.43	4.58	132,559	1.15	1.23	3.19	37
10/1/21 to 9/30/22	4.83	0.08	(0.45)	(0.37)	(0.08)	(0.01)	—	(0.09)	—	(0.46)	4.37	(7.79)	181,221	1.18 (7)(9)	1.24	1.77	41
10/1/20 to 9/30/21	4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (12)	1.21	1.82	64
10/1/19 to 9/30/20	4.78	0.11	0.02	0.13	(0.11)	(0.01)	—	(0.12)	—	0.01	4.79	2.81	433,279	1.21 (12)	1.21	2.35	70
Class C1
10/1/23 to 9/30/24	$4.42	0.17	0.21	0.38	(0.18)	—	—	(0.18)	—	0.20	$4.62	8.63%	$28,424	1.66%	1.73%	3.70%	56%
10/1/22 to 9/30/23	4.36	0.12	0.06	0.18	(0.12)	—	—	(0.12)	—	0.06	4.42	4.09	33,679	1.65	1.72	2.70	37
10/1/21 to 9/30/22	4.82	0.06	(0.46)	(0.40)	(0.05)	(0.01)	—	(0.06)	—	(0.46)	4.36	(8.25)	44,838	1.68 (7)(9)	1.72	1.27	41
10/1/20 to 9/30/21	4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (12)	1.71	1.32	64
10/1/19 to 9/30/20	4.77	0.09	0.02	0.11	(0.09)	(0.01)	—	(0.10)	—	0.01	4.78	2.31	114,699	1.71 (12)	1.71	1.85	70
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Short Term Bond Fund (Continued)
Class I
10/1/23 to 9/30/24	$4.37	0.21	0.21	0.42	(0.22)	—	—	(0.22)	—	0.20	$4.57	9.82%	$3,772,723	0.65%	0.73%	4.72%	56%
10/1/22 to 9/30/23	4.31	0.16	0.06	0.22	(0.16)	—	—	(0.16)	—	0.06	4.37	5.18	3,639,516	0.64	0.72	3.72	37
10/1/21 to 9/30/22	4.77	0.10	(0.45)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.31	(7.40)	4,254,653	0.67 (7)(9)	0.72	2.29	41
10/1/20 to 9/30/21	4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (12)	0.71	2.28	64
10/1/19 to 9/30/20	4.72	0.13	0.02	0.15	(0.13)	(0.01)	—	(0.14)	—	0.01	4.73	3.36	4,539,835	0.72 (12)	0.72	2.83	70
Class R6
10/1/23 to 9/30/24	$4.39	0.22	0.20	0.42	(0.22)	—	—	(0.22)	—	0.20	$4.59	9.87%	$24,364	0.52%	0.65%	4.87%	56%
10/1/22 to 9/30/23	4.32	0.16	0.07	0.23	(0.16)	—	—	(0.16)	—	0.07	4.39	5.48	10,991	0.51	0.69	3.75	37
10/1/21 to 9/30/22	4.78	0.11	(0.46)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.32	(7.32)	25,862	0.54 (7)(9)	0.69	2.43	41
10/1/20 to 9/30/21	4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64
10/1/19 to 9/30/20	4.72	0.14	0.03	0.17	(0.14)	(0.01)	—	(0.15)	—	0.02	4.74	3.65	11,358	0.55	0.65	2.99	70

Newfleet Senior Floating Rate Fund
Class A
10/1/23 to 9/30/24	$8.70	0.73	0.01	0.74	(0.73)	—	—	(0.73)	—	0.01	$8.71	8.77%	$63,313	0.97% (7)(13)	1.09%	8.33%	93%
10/1/22 to 9/30/23	8.43	0.64	0.28	0.92	(0.65)	—	—	(0.65)	—	0.27	8.70	11.20	61,100	1.04 (13)	1.12	7.48	50
10/1/21 to 9/30/22	9.01	0.32	(0.58)	(0.26)	(0.32)	—	—	(0.32)	—	(0.58)	8.43	(2.87)	56,561	1.05 (9)(13)	1.11	3.65	33
10/1/20 to 9/30/21	8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (13)	1.08	3.18	65
10/1/19 to 9/30/20	9.11	0.38	(0.54)	(0.16)	(0.37)	—	—	(0.37)	—	(0.53)	8.58	(1.66)	57,743	1.12 (13)	1.13	4.31	40
Class C
10/1/23 to 9/30/24	$8.71	0.66	0.01	0.67	(0.66)	—	—	(0.66)	—	0.01	$8.72	7.96%	$4,897	1.72% (7)(13)	1.84%	7.57%	93%
10/1/22 to 9/30/23	8.43	0.58	0.28	0.86	(0.58)	—	—	(0.58)	—	0.28	8.71	10.50	6,311	1.79 (13)	1.89	6.69	50
10/1/21 to 9/30/22	9.02	0.26	(0.59)	(0.33)	(0.26)	—	—	(0.26)	—	(0.59)	8.43	(3.71)	7,202	1.80 (9)(13)	1.87	2.92	33
10/1/20 to 9/30/21	8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (13)	1.85	2.49	65
10/1/19 to 9/30/20	9.12	0.30	(0.52)	(0.22)	(0.31)	—	—	(0.31)	—	(0.53)	8.59	(2.36)	27,287	1.86 (13)	1.92	3.47	40
Class I
10/1/23 to 9/30/24	$8.69	0.75	0.01	0.76	(0.75)	—	—	(0.75)	—	0.01	$8.70	9.04%	$130,792	0.72% (7)(13)	0.84%	8.57%	93%
10/1/22 to 9/30/23	8.41	0.66	0.29	0.95	(0.67)	—	—	(0.67)	—	0.28	8.69	11.61	126,422	0.79 (13)	0.87	7.70	50
10/1/21 to 9/30/22	9.00	0.35	(0.59)	(0.24)	(0.35)	—	—	(0.35)	—	(0.59)	8.41	(2.75)	119,257	0.80 (9)(13)	0.86	3.94	33
10/1/20 to 9/30/21	8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (13)	0.83	3.42	65
10/1/19 to 9/30/20	9.10	0.39	(0.52)	(0.13)	(0.40)	—	—	(0.40)	—	(0.53)	8.57	(1.39)	110,156	0.86 (13)	0.91	4.45	40
Class R6
10/1/23 to 9/30/24	$8.69	0.76	—	0.76	(0.76)	—	—	(0.76)	—	—	$8.69	9.04%	$926	0.61% (13)	0.76%	8.71%	93%
10/1/22 to 9/30/23	8.41	0.67	0.29	0.96	(0.68)	—	—	(0.68)	—	0.28	8.69	11.77	1,262	0.65 (13)	0.80	7.84	50
10/1/21 to 9/30/22	9.00	0.36	(0.59)	(0.23)	(0.36)	—	—	(0.36)	—	(0.59)	8.41	(2.61)	1,345	0.66 (9)(13)	0.80	4.08	33
10/1/20 to 9/30/21	8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (13)	0.77	3.61	65
10/1/19 to 9/30/20	9.11	0.37	(0.50)	(0.13)	(0.41)	—	—	(0.41)	—	(0.54)	8.57	(1.33)	2,746	0.70 (13)	0.82	4.51	40
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)

Seix Tax-Exempt Bond Fund
Class A
10/1/23 to 9/30/24	$9.89	0.28	0.47	0.75	(0.27)	—	—	(0.27)	—	0.48	$10.37	7.70%	$24,927	0.83%	1.11%	2.73%	31%
10/1/22 to 9/30/23	9.94	0.27	(0.05)	0.22	(0.27)	—	—	(0.27)	—	(0.05)	9.89	2.14	27,621	0.83	1.08	2.69	23
10/1/21 to 9/30/22	11.36	0.23	(1.38)	(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	9.94	(10.30)	29,594	0.85 (7)(9)	1.02	2.13	1
10/1/20 to 9/30/21	11.45	0.23	— (10)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
10/1/19 to 9/30/20	11.34	0.25	0.11	0.36	(0.25)	—	—	(0.25)	—	0.11	11.45	3.17	37,078	0.85	1.01	2.21	6
Class C
10/1/23 to 9/30/24	$9.89	0.20	0.48	0.68	(0.20)	—	—	(0.20)	—	0.48	$10.37	6.90%	$1,251	1.58%	1.85%	1.98%	31%
10/1/22 to 9/30/23	9.94	0.20	(0.06)	0.14	(0.19)	—	—	(0.19)	—	(0.05)	9.89	1.37	1,370	1.58	1.81	1.94	23
10/1/21 to 9/30/22	11.36	0.15	(1.38)	(1.23)	(0.15)	—	(0.04)	(0.19)	—	(1.42)	9.94	(10.97)	2,058	1.60 (7)(9)	1.77	1.37	1
10/1/20 to 9/30/21	11.45	0.15	— (10)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60	1.75	1.31	6
10/1/19 to 9/30/20	11.34	0.17	0.10	0.27	(0.16)	—	—	(0.16)	—	0.11	11.45	2.40	8,145	1.60	1.74	1.47	6
Class I
10/1/23 to 9/30/24	$9.89	0.30	0.48	0.78	(0.30)	—	—	(0.30)	—	0.48	$10.37	7.96%	$27,765	0.58%	0.87%	2.98%	31%
10/1/22 to 9/30/23	9.94	0.30	(0.06)	0.24	(0.29)	—	—	(0.29)	—	(0.05)	9.89	2.39	36,821	0.58	0.83	2.94	23
10/1/21 to 9/30/22	11.36	0.26	(1.39)	(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	9.94	(10.07)	43,793	0.60 (7)(9)	0.79	2.37	1
10/1/20 to 9/30/21	11.45	0.26	— (10)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6
10/1/19 to 9/30/20	11.34	0.28	0.10	0.38	(0.27)	—	—	(0.27)	—	0.11	11.45	3.43	67,924	0.60	0.78	2.46	6

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(8)	Includes interest expense on borrowings.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Amount is less than $0.005 per share.
(11)	Payment from affiliate had no impact on total return.
(12)	The share class is currently under its expense limitation.
(13)	Ratios of total expenses excluding interest expense on borrowings for year ended September 30, 2024, 2023, 2022, 2021 and 2020, were 0.91% (Class A), 1.66%(Class C), 0.66% (Class I) and 0.55% (Class R6).
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Seix Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2024, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$1,488	$1,488	$ —
Newfleet High Yield Fund	1,819	1,819	—
Newfleet Low Duration Core Plus Bond Fund	8,265	8,265	—
Newfleet Multi-Sector Intermediate Bond Fund	7,719	7,719	—
Newfleet Multi-Sector Short Term Bond Fund	50,645	50,645	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2024 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$1,549
Newfleet High Yield Fund	Money Market Mutual Fund	1,901
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	8,509
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	8,082
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	52,468
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%
Seix Tax-Exempt Bond Fund	0.45	0.40

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	$10+ Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:

Fund	Subadviser
Newfleet Core Plus Bond Fund	Newfleet(1)
Newfleet High Yield Fund	Newfleet(1)
Newfleet Low Duration Core Plus Bond Fund	Newfleet(1)
Newfleet Multi-Sector Intermediate Bond Fund	Newfleet(1)
Newfleet Multi-Sector Short Term Bond Fund	Newfleet(1)
Newfleet Senior Floating Rate Fund	Newfleet(1)
Seix Tax-Exempt Bond Fund	Seix(2)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC (“VFIA”), an indirect wholly owned subsidiary of Virtus.
(2)	Seix Investment Advisors, LLC (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2025, except as noted below. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.70%(1)	1.45%(1)	N/A	0.45%(1)	0.41%(1)
Newfleet High Yield Fund	0.95(2)	1.70(2)	N/A	0.70(2)	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund	0.90	1.16	1.66%	0.65	0.52
Newfleet Senior Floating Rate Fund	0.90(3)	1.65(3)	N/A	0.65(3)	0.55
Seix Tax-Exempt Bond Fund	0.83	1.58	N/A	0.58	N/A
(1)	Effective March 1, 2024 through March 1, 2025. For the period January 1, 2024 through February 29, 2024, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 0.78%, 1.53%, 0.53% and 0.43%. For the period October 1, 2023 through December 31, 2023, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 0.80%, 1.55%, 0.55% and 0.43%.
(2)	Effective January 1, 2024. For the period October 1, 2023 through December 31, 2023, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.00%, 1.75% and 0.75%.
(3)	Effective January 1, 2024. For the period October 1, 2023 through December 31, 2023, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 0.94%, 1.69% and 0.69%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:

	Expiration
Fund	2025	2026	2027	Total
Newfleet Core Plus Bond Fund
Class A	$ 72	$ 85	$113	$270
Class C	6	4	9	19
Class I	192	224	603	1,019
Class R6	4	5	12	21
Newfleet High Yield Fund
Class A	108	117	120	345
Class C	4	4	6	14
Class I	24	27	27	78
Class R6	7	7	27	41
Newfleet Low Duration Core Plus Bond Fund
Class A	119	128	113	360
Class C	28	17	15	60
Class I	805	646	624	2,075
Class R6	47	68	16	131
Newfleet Multi-Sector Intermediate Bond Fund
Class A	68	78	76	222
Class C	16	12	8	36
Class I	188	180	270	638
Class R6	9	10	31	50

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Expiration
Fund	2025	2026	2027	Total
Newfleet Multi-Sector Short Term Bond Fund
Class A	$410	$577	$565	$1,552
Class C	130	123	100	353
Class C1	22	25	21	68
Class I	2,267	2,961	3,037	8,265
Class R6	43	26	20	89
Newfleet Senior Floating Rate Fund
Class A	34	44	58	136
Class C	5	6	6	17
Class I	68	94	147	309
Class R6	2	2	2	6
Seix Tax-Exempt Bond Fund
Class A	60	72	73	205
Class C	5	4	3	12
Class I	102	104	88	294
During the year ended September 30, 2024, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class C
Newfleet Senior Floating Rate Fund	$—(1)
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2024, it retained net commissions of $31 for Class A shares and CDSC of $10, $1 and $4 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 0.75% for Class C shares (0.25% for Newfleet Multi-Sector Short Term Bond Fund), and 0.25% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2024, the Funds incurred administration fees totaling $5,602 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2024, the Funds incurred transfer agent fees totaling $2,507 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2024.
I.	Trustee Fee
For the year ended September 30, 2024, the Funds incurred independent Trustee’s fees totaling $481 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2024, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$247,308	$94,517
Newfleet High Yield Fund	33,612	28,793
Newfleet Low Duration Core Plus Bond Fund	185,122	178,237
Newfleet Multi-Sector Intermediate Bond Fund	544,049	284,532
Newfleet Multi-Sector Short Term Bond Fund	2,006,421	2,189,433
Newfleet Senior Floating Rate Fund	169,935	173,617
Seix Tax-Exempt Bond Fund	17,753	30,976
Purchases and sales of long-term U.S. government and agency securities during the year ended September 30, 2024, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$109,748	$34,658
Newfleet High Yield Fund	2,024	2,028
Newfleet Low Duration Core Plus Bond Fund	19,435	5,584
Newfleet Multi-Sector Intermediate Bond Fund	95,140	58,257
Newfleet Multi-Sector Short Term Bond Fund	422,984	207,896
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,692	$16,992	516	$5,129	619	$2,338	662	$2,422
Reinvestment of distributions	171	1,714	102	1,012	599	2,259	556	2,037
Shares repurchased and cross class conversions	(459)	(4,581)	(382)	(3,813)	(1,932)	(7,293)	(1,709)	(6,227)
Net Increase / (Decrease)	1,404	$14,125	236	$2,328	(714)	$(2,696)	(491)	$(1,768)
Class C
Shares sold and cross class conversions	339	$3,300	121	$1,176	266	$978	84	$303
Reinvestment of distributions	13	131	4	44	29	110	17	60
Shares repurchased and cross class conversions	(82)	(804)	(94)	(913)	(53)	(197)	(87)	(312)
Net Increase / (Decrease)	270	$2,627	31	$307	242	$891	14	$51
Class I
Shares sold and cross class conversions	24,780	$252,841	11,395	$115,739	2,377	$8,918	2,472	$9,067
Reinvestment of distributions	1,111	11,334	324	3,277	137	516	136	500
Shares repurchased and cross class conversions	(5,781)	(58,454)	(4,549)	(45,922)	(2,762)	(10,295)	(2,387)	(8,731)
Net Increase / (Decrease)	20,110	$205,721	7,170	$73,094	(248)	$(861)	221	$836

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	583	$5,933	121	$1,228	2,262	$8,454	87	$318
Reinvestment of distributions	23	236	6	58	149	567	33	121
Shares repurchased and cross class conversions	(165)	(1,688)	(60)	(606)	(128)	(483)	(109)	(397)
Net Increase / (Decrease)	441	$4,481	67	$680	2,283	$8,538	11	$42

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	844	$8,810	1,078	$10,953	2,752	$25,155	1,500	$13,390
Reinvestment of distributions	206	2,154	168	1,715	406	3,688	301	2,692
Shares repurchased and cross class conversions	(1,530)	(15,982)	(2,800)	(28,503)	(1,417)	(12,858)	(1,544)	(13,788)
Net Increase / (Decrease)	(480)	$(5,018)	(1,554)	$(15,835)	1,741	$15,985	257	$2,294
Class C
Shares sold and cross class conversions	156	$1,625	270	$2,746	467	$4,306	277	$2,505
Reinvestment of distributions	23	242	22	219	47	431	43	386
Shares repurchased and cross class conversions	(352)	(3,667)	(594)	(6,060)	(474)	(4,341)	(655)	(5,901)
Net Increase / (Decrease)	(173)	$(1,800)	(302)	$(3,095)	40	$396	(335)	$(3,010)
Class I
Shares sold and cross class conversions	11,512	$120,345	11,502	$117,472	35,176	$319,001	25,553	$228,145
Reinvestment of distributions	1,296	13,569	1,032	10,536	2,684	24,345	1,007	8,970
Shares repurchased and cross class conversions	(10,473)	(109,439)	(23,961)	(243,586)	(10,956)	(98,974)	(10,272)	(91,314)
Net Increase / (Decrease)	2,335	$24,475	(11,427)	$(115,578)	26,904	$244,372	16,288	$145,801
Class R6
Shares sold and cross class conversions	431	$4,501	652	$6,667	4,444	$41,686	1,807	$16,234
Reinvestment of distributions	3	35	99	1,015	133	1,218	27	241
Shares repurchased and cross class conversions	(238)	(2,490)	(3,920)	(40,192)	(404)	(3,691)	(380)	(3,413)
Net Increase / (Decrease)	196	$2,046	(3,169)	$(32,510)	4,173	$39,213	1,454	$13,062

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	17,430	$77,848	16,083	$70,197	2,311	$20,144	1,549	$13,403
Reinvestment of distributions	5,737	25,661	4,870	21,274	426	3,722	417	3,598
Shares repurchased and cross class conversions	(40,003)	(178,535)	(48,904)	(213,159)	(2,486)	(21,629)	(1,660)	(14,293)
Net Increase / (Decrease)	(16,836)	$(75,026)	(27,951)	$(121,688)	251	$2,237	306	$2,708
Class C
Shares sold and cross class conversions	—(1)	$—(2)	—(1)	$1	135	$1,178	199	$1,711
Reinvestment of distributions	1,133	5,145	1,068	4,737	42	368	48	413
Shares repurchased and cross class conversions	(7,611)	(34,454)	(12,658)	(55,994)	(340)	(2,967)	(377)	(3,243)
Net Increase / (Decrease)	(6,478)	$(29,309)	(11,590)	$(51,256)	(163)	$(1,421)	(130)	$(1,119)
Class C1
Shares sold and cross class conversions	832	$3,762	989	$4,354	—	$—	—	$—
Reinvestment of distributions	220	998	199	882	—	—	—	—
Shares repurchased and cross class conversions	(2,518)	(11,371)	(3,861)	(17,042)	—	—	—	—
Net Increase / (Decrease)	(1,466)	$(6,611)	(2,673)	$(11,806)	—	$—	—	$—
Class I
Shares sold and cross class conversions	195,186	$873,868	201,373	$880,233	5,458	$47,601	9,153	$78,639
Reinvestment of distributions	35,987	161,350	29,093	127,291	975	8,506	853	7,344
Shares repurchased and cross class conversions	(237,659)	(1,060,594)	(385,197)	(1,680,639)	(5,937)	(51,639)	(9,637)	(82,648)
Net Increase / (Decrease)	(6,486)	$(25,376)	(154,731)	$(673,115)	496	$4,468	369	$3,335
Class R6
Shares sold and cross class conversions	4,170	$18,812	1,182	$5,180	4	$38	14	$119
Reinvestment of distributions	109	492	81	353	9	80	10	87
Shares repurchased and cross class conversions	(1,472)	(6,654)	(4,740)	(20,728)	(52)	(456)	(39)	(331)
Net Increase / (Decrease)	2,807	$12,650	(3,477)	$(15,195)	(39)	$(338)	(15)	$(125)

	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	88	$894	238	$2,427
Reinvestment of distributions	59	607	65	662
Shares repurchased and cross class conversions	(536)	(5,458)	(489)	(4,974)
Net Increase / (Decrease)	(389)	$(3,957)	(186)	$(1,885)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	12	$119	37	$377
Reinvestment of distributions	3	26	3	32
Shares repurchased and cross class conversions	(33)	(328)	(109)	(1,114)
Net Increase / (Decrease)	(18)	$(183)	(69)	$(705)
Class I
Shares sold and cross class conversions	573	$5,789	1,148	$11,647
Reinvestment of distributions	84	854	105	1,068
Shares repurchased and cross class conversions	(1,702)	(17,192)	(1,938)	(19,705)
Net Increase / (Decrease)	(1,045)	$(10,549)	(685)	$(6,990)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of September 30, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	60%	3
Newfleet Low Duration Core Plus Bond Fund	57	3
Newfleet Multi-Sector Intermediate Bond Fund	37	2
Newfleet Multi-Sector Short Term Bond Fund	34	2
Newfleet Senior Floating Rate Fund	27	2
Seix Tax-Exempt Bond Fund	27	2
*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs continued until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR to replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. At September 30, 2024, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Credit Agreement”), with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (“SOFR”) or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2024, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to the Newfleet Senior Floating Rate Fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Fund had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Newfleet Core Plus Bond Fund	$1	$2,000	6.40%	3
Note 11. Borrowings
($ reported in thousands)
Effective March 20, 2023, through March 27, 2024, the Newfleet Senior Floating Rate Fund had a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allowed the Fund to borrow cash from the Bank, up to a limit of $35,000. Borrowings under the Agreement were collateralized by investments of the Fund. The Agreement resulted in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund failed to meet or maintain certain covenants as required under the Agreement, the Fund would have been required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest was charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees were charged on the undrawn balance, if less than 75% of the commitment amount is outstanding as a loan to the Fund.
Effective March 28, 2024 through July 6, 2024, the Fund entered into a Master Margin Loan Agreement (MMLA) with another commercial bank that allowed the Fund to borrow cash up to a limit of $35,000 (the “Commitment Amount”). Cash borrowings under the MMLA were secured by assets of the Fund that were held with the Fund’s custodian in a separate account. Interest was charged at the Overnight Bank Funding Rate plus an additional percentage rate on the amount borrowed, and commitment fees were charged on the undrawn balance, if less than 75% of the Commitment Amount was borrowed at a given time.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Effective July 7, 2024, the Newfleet Senior Floating Rate Fund was added to the Credit Agreement as indicated in Note 10.
Total commitment fees paid for the year ended September 30, 2024, were $116 and are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. For the year ended September 30, 2024, the Fund did not have outstanding borrowings.
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 405,849	$ 8,707	$ (4,838)	$ 3,869
Newfleet High Yield Fund	56,107	1,878	(2,302)	(424)
Newfleet Low Duration Core Plus Bond Fund	434,551	4,620	(5,943)	(1,323)
Newfleet Multi-Sector Intermediate Bond Fund	733,932	16,943	(10,675)	6,268
Newfleet Multi-Sector Short Term Bond Fund	4,600,422	56,931	(78,845)	(21,914)
Newfleet Senior Floating Rate Fund	201,756	1,538	(2,308)	(770)
Seix Tax-Exempt Bond Fund	54,533	874	(585)	289
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet Core Plus Bond Fund	$2,859	$4,545
Newfleet High Yield Fund	604	6,060
Newfleet Low Duration Core Plus Bond Fund	6,499	18,962
Newfleet Multi-Sector Intermediate Bond Fund	4,710	21,427
Newfleet Multi-Sector Short Term Bond Fund	108,909	245,381
Newfleet Senior Floating Rate Fund	7,374	65,883
Seix Tax-Exempt Bond Fund	—	985
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Newfleet Core Plus Bond Fund	$50	$ —	$ —	$ 843	$7,404
Newfleet High Yield Fund	356	—	—	431	6,664
Newfleet Low Duration Core Plus Bond Fund	352	—	—	1,527	25,461
Newfleet Multi-Sector Intermediate Bond Fund	—	—	69	4,623	26,137
Newfleet Multi-Sector Short Term Bond Fund	—	—	402	47,644	354,290
Newfleet Senior Floating Rate Fund	10	—	—	1,313	73,257
Seix Tax-Exempt Bond Fund	—	230	—	—	985
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended September 30, 2024 and 2023, was as follows:
	Ordinary Income	Tax-Exempt Distributions	Return of Capital	Total
Newfleet Core Plus Bond Fund
9/30/24	$ 13,561	$ —	$ —	$13,561
9/30/23	4,501	—	—	4,501

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Ordinary Income	Tax-Exempt Distributions	Return of Capital	Total
Newfleet High Yield Fund
9/30/24	$3,761	$—	$—	$3,761
9/30/23	3,040	—	—	3,040
Newfleet Low Duration Core Plus Bond Fund
9/30/24	17,812	—	—	17,812
9/30/23	15,066	—	—	15,066
Newfleet Multi-Sector Intermediate Bond Fund
9/30/24	32,782	—	801	33,583
9/30/23	14,823	—	—	14,823
Newfleet Multi-Sector Short Term Bond Fund
9/30/24	215,030	—	—	215,030
9/30/23	171,740	—	—	171,740
Newfleet Senior Floating Rate Fund
9/30/24	15,740	—	—	15,740
9/30/23	13,905	—	—	13,905
Seix Tax-Exempt Bond Fund
9/30/24	1	1,634	—	1,635
9/30/23	1	1,975	—	1,976
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASU 2020-04 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Seix Tax-Exempt Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Seix Tax-Exempt Bond Fund (seven of the Funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from a transfer agent, agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2024
We have served as the auditor of one or more investment companies in Virtus Mutual Funds since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2024
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Funds will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2024, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Federal Tax Exempt Interest Dividends %
Newfleet Core Plus Bond Fund	0.00%
Newfleet High Yield Fund	0.00
Newfleet Low Duration Core Plus Bond Fund	0.00
Newfleet Multi-Sector Intermediate Bond Fund	0.00
Newfleet Multi-Sector Short Term Bond Fund	0.00
Newfleet Senior Floating Rate Fund	0.00
Seix Tax-Exempt Bond Fund	100.00

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8639	11-24

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST

September 30, 2024
Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Estate Securities Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus SGA Emerging Markets Equity Fund (f/k/a: Virtus Vontobel Emerging Markets Opportunities Fund)

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Standard & Poor’s Depositary Receipt (SPDR®)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
1

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—2.5%
Cellnex Telecom S.A. (Spain)	90,429	$ 3,667
Energy—14.3%
Cheniere Energy, Inc. (United States)	21,262	3,824
DT Midstream, Inc. (United States)	14,192	1,116
Enbridge, Inc. (Canada)	53,826	2,186
Koninklijke Vopak N.V. (Netherlands)	32,391	1,503
ONEOK, Inc. (United States)	27,536	2,509
Pembina Pipeline Corp. (Canada)	48,382	1,994
Targa Resources Corp. (United States)	10,675	1,580
TC Energy Corp. (Canada)	77,368	3,679
Williams Cos., Inc. (The) (United States)	67,616	3,087
		21,478

Industrials—27.3%
Aena SME S.A. (Spain)	43,111	9,482
Auckland International Airport Ltd. (New Zealand)	735,987	3,493
Canadian Pacific Kansas City Ltd. (Canada)	17,388	1,487
CSX Corp. (United States)	45,401	1,568
Ferrovial SE (Netherlands)	65,080	2,795
Flughafen Zurich AG Registered Shares (Switzerland)	17,160	4,124
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B (Mexico)	92,200	777
Norfolk Southern Corp. (United States)	19,283	4,792
Transurban Group (Australia)	410,906	3,730
Union Pacific Corp. (United States)	26,424	6,513
Vinci S.A. (France)	18,089	2,113
		40,874

Real Estate—6.9%
American Tower Corp. (United States)	33,973	7,901
	Shares	Value

Real Estate—continued
Crown Castle, Inc. (United States)	20,445	$ 2,425
		10,326

Utilities—46.9%
Ameren Corp. (United States)	26,552	2,322
Atmos Energy Corp. (United States)	19,551	2,712
CenterPoint Energy, Inc. (United States)	100,186	2,948
DTE Energy Co. (United States)	18,123	2,327
Duke Energy Corp. (United States)	19,380	2,235
E.ON SE (Germany)	123,431	1,835
Edison International (United States)	37,973	3,307
EDP S.A. (Portugal)	436,974	1,995
Emera, Inc. (Canada)	53,003	2,089
Entergy Corp. (United States)	12,046	1,585
Evergy, Inc. (United States)	29,287	1,816
Eversource Energy (United States)	44,075	2,999
Iberdrola S.A. (Spain)	153,218	2,369
National Grid plc (United Kingdom)	417,703	5,752
NextEra Energy, Inc. (United States)	109,328	9,242
NiSource, Inc. (United States)	89,077	3,087
PG&E Corp. (United States)	149,335	2,952
Redeia Corp. S.A. (Spain)	98,668	1,919
RWE AG (Germany)	39,776	1,447
Sempra (United States)	64,896	5,427
Severn Trent plc (United Kingdom)	65,748	2,322
Southern Co. (The) (United States)	45,886	4,138
United Utilities Group plc (United Kingdom)	104,099	1,455
WEC Energy Group, Inc. (United States)	20,629	1,984
		70,264

Total Common Stocks (Identified Cost $126,652)		146,609

Total Long-Term Investments—97.9% (Identified Cost $126,652)		146,609

	Shares	Value

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(1)	829,566	$ 830
Total Short-Term Investment (Identified Cost $830)		830

TOTAL INVESTMENTS—98.5% (Identified Cost $127,482)		$147,439
Other assets and liabilities, net—1.5%		2,285
NET ASSETS—100.0%		$149,724

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	58%
Spain	12
Canada	8
United Kingdom	6
Netherlands	3
Switzerland	3
Australia	3
Other	7
Total	100%
† % of total investments as of September 30, 2024.
See Notes to Financial Statements
2

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$146,609	$146,609
Money Market Mutual Fund	830	830
Total Investments	$147,439	$147,439
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements
3

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Australia—3.9%
National Storage REIT	2,625,662	$ 4,629
NEXTDC Ltd.(1)	179,998	2,178
Scentre Group	3,553,200	8,966
		15,773

Belgium—1.6%
Aedifica S.A.	51,759	3,624
Warehouses De Pauw CVA	106,879	2,848
		6,472

Canada—4.2%
Canadian Apartment Properties REIT	136,685	5,557
Chartwell Retirement Residences	319,600	3,677
First Capital Real Estate Investment Trust	337,050	4,673
Granite Real Estate Investment Trust	47,879	2,890
		16,797

France—1.6%
Klepierre S.A.	197,494	6,472
Germany—2.6%
Vonovia SE	283,978	10,346
Hong Kong—0.8%
Swire Properties Ltd.	1,650,000	3,392
India—1.0%
Capitaland India Trust	4,526,783	4,086
Ireland—0.3%
Irish Residential Properties REIT plc	1,379,468	1,380
Japan—7.9%
Comforia Residential REIT, Inc.	1,501	3,384
Japan Hotel REIT Investment Corp.	5,566	2,769
Japan Metropolitan Fund Invest	6,928	4,656
Mitsubishi Estate Co., Ltd.	546,400	8,586
Mitsui Fudosan Co., Ltd.	784,800	7,306
	Shares	Value

Japan—continued
Mitsui Fudosan Logistics Park, Inc.	1,424	$ 4,206
Nippon Prologis REIT, Inc.	564	966
		31,873

Singapore—1.7%
CapitaLand Ascendas REIT	3,091,300	6,879
Spain—2.3%
Merlin Properties Socimi S.A.	720,496	9,119
Sweden—1.1%
Castellum AB(1)	138,466	2,030
Catena AB	43,341	2,475
		4,505

United Kingdom—6.0%
Derwent London plc	145,460	4,671
Safestore Holdings plc	373,722	4,482
Tritax Big Box REIT plc	2,961,900	6,300
UNITE Group plc (The)	701,699	8,819
		24,272

United States—64.0%
American Homes 4 Rent Class A	278,450	10,690
American Tower Corp.	25,915	6,027
Americold Realty Trust, Inc.	132,225	3,738
AvalonBay Communities, Inc.	70,145	15,800
Brixmor Property Group, Inc.	348,033	9,696
BXP, Inc.	58,000	4,667
Cousins Properties, Inc.	101,200	2,983
CubeSmart	159,975	8,612
Digital Realty Trust, Inc.	93,005	15,051
Equinix, Inc.	25,985	23,065
Essential Properties Realty Trust, Inc.	128,500	4,388
Essex Property Trust, Inc.	23,965	7,080
Host Hotels & Resorts, Inc.	219,531	3,864
Iron Mountain, Inc.	79,565	9,455
Kimco Realty Corp.	357,800	8,308
Phillips Edison & Co., Inc.	123,550	4,659
Prologis, Inc.	226,618	28,617
	Shares	Value

United States—continued
Public Storage	38,925	$ 14,164
Rexford Industrial Realty, Inc.	139,200	7,003
Ryman Hospitality Properties, Inc.	50,635	5,430
Simon Property Group, Inc.	87,621	14,810
Sun Communities, Inc.	48,179	6,511
Ventas, Inc.	210,950	13,528
Vornado Realty Trust	138,715	5,465
Welltower, Inc.	198,350	25,395
		259,006

Total Common Stocks (Identified Cost $303,256)		400,372

Total Long-Term Investments—99.0% (Identified Cost $303,256)		400,372

TOTAL INVESTMENTS—99.0% (Identified Cost $303,256)		$400,372
Other assets and liabilities, net—1.0%		4,171
NET ASSETS—100.0%		$404,543

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	65%
Japan	8
United Kingdom	6
Canada	4
Australia	4
Germany	2
Spain	2
Other	9
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$400,372	$400,372
Total Investments	$400,372	$400,372
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
4

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—75.7%
Equity Funds—72.8%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	370,643	$ 5,693
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	155,450	5,725
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	222,559	3,374
Virtus Duff & Phelps Water Fund Institutional Shares(2)	23,102	505
		15,297

Fixed Income Fund—2.9%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	69,840	607
Total Affiliated Mutual Funds (Identified Cost $9,844)		15,904

Exchange-Traded Funds(1)—21.8%
Invesco DB Agriculture Fund(3)	11,000	287
	Shares	Value

Invesco DB Commodity Index Tracking Fund(3)	51,674	$ 1,151
Schwab U.S. TIPS ETF	6,600	354
SPDR S&P Global Natural Resources ETF	33,050	1,906
VanEck Gold Miners ETF	22,100	880
Total Exchange-Traded Funds (Identified Cost $3,278)		4,578

Affiliated Exchange-Traded Fund(1)—1.5%
Financials—1.5%
Virtus Duff & Phelps Clean Energy ETF(2)	15,900	315
Total Affiliated Exchange-Traded Fund (Identified Cost $277)		315

Total Long-Term Investments—99.0% (Identified Cost $13,399)		20,797

Value

TOTAL INVESTMENTS—99.0% (Identified Cost $13,399)	$20,797
Other assets and liabilities, net—1.0%	211
NET ASSETS—100.0%	$21,008

Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Affiliated Exchange-Traded Fund	$315	$315
Affiliated Mutual Funds	15,904	15,904
Exchange-Traded Funds	4,578	4,578
Total Investments	$20,797	$20,797
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
5

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Real Estate Investment Trusts—98.5%
Data Centers—13.3%
Digital Realty Trust, Inc.	118,945	$ 19,249
Equinix, Inc.	38,061	33,784
		53,033

Gaming REITs—3.9%
Gaming & Leisure Properties, Inc.	199,820	10,281
VICI Properties, Inc. Class A	154,930	5,160
		15,441

Health Care—14.0%
Healthpeak Properties, Inc.	117,520	2,687
Sabra Health Care REIT, Inc.	528,305	9,832
Ventas, Inc.	274,900	17,629
Welltower, Inc.	200,310	25,646
		55,794

Industrial/Office—18.3%
Industrial—14.0%
Americold Realty Trust, Inc.	164,400	4,647
Prologis, Inc.	309,241	39,051
Rexford Industrial Realty, Inc.	236,925	11,920
		55,618

Office—4.3%
BXP, Inc.	76,100	6,123
Cousins Properties, Inc.	155,746	4,592
Vornado Realty Trust	166,140	6,546
		17,261

Total Industrial/Office		72,879

	Shares	Value

Lodging/Resorts—3.0%
Host Hotels & Resorts, Inc.	287,144	$ 5,054
Ryman Hospitality Properties, Inc.	65,257	6,998
		12,052

Residential—13.5%
Apartments—8.1%
AvalonBay Communities, Inc.	85,390	19,234
Essex Property Trust, Inc.	34,500	10,192
Mid-America Apartment Communities, Inc.	19,190	3,049
		32,475

Manufactured Homes—1.9%
Sun Communities, Inc.	54,981	7,431
Single Family Homes—3.5%
American Homes 4 Rent Class A	359,950	13,819
Total Residential		53,725

Retail—17.3%
Free Standing—5.2%
Essential Properties Realty Trust, Inc.	319,850	10,923
Realty Income Corp.	151,404	9,602
		20,525

Regional Malls—4.9%
Simon Property Group, Inc.	116,066	19,617
Shopping Centers—7.2%
Brixmor Property Group, Inc.	423,906	11,810
Kimco Realty Corp.	467,920	10,865
	Shares	Value

Shopping Centers—continued
Phillips Edison & Co., Inc.	158,205	$ 5,966
		28,641

Total Retail		68,783

Self Storage—8.0%
CubeSmart	229,314	12,344
Public Storage	54,305	19,760
		32,104

Specialty—5.3%
Iron Mountain, Inc.	137,100	16,292
Lamar Advertising Co. Class A	37,200	4,970
		21,262

Telecommunications REITs—1.9%
American Tower Corp.	33,330	7,751
Total Common Stocks (Identified Cost $238,390)		392,824

Total Long-Term Investments—98.5% (Identified Cost $238,390)		392,824

TOTAL INVESTMENTS—98.5% (Identified Cost $238,390)		$392,824
Other assets and liabilities, net—1.5%		5,836
NET ASSETS—100.0%		$398,660

Abbreviation:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$392,824	$392,824
Total Investments	$392,824	$392,824
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
6

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—18.9%
Autohome, Inc. ADR (China)	1,057	$ 34
Baltic Classifieds Group plc (Lithuania)	67,832	275
Sarana Menara Nusantara Tbk PT (Indonesia)	1,010,400	57
Tencent Holdings Ltd. (China)	3,000	172
Wirtualna Polska Holding S.A. (Poland)	1,864	43
		581

Consumer Discretionary—11.4%
Alibaba Group Holding Ltd. Sponsored ADR (China)	574	61
Allegro.eu S.A. (Poland)(1)	9,180	83
momo.com, Inc. (Taiwan)	2,159	27
Union Auction PCL Foreign Shares (Thailand)	379,200	112
Vasta Platform Ltd. Class A (Brazil)(1)	25,571	67
		350

Consumer Staples—17.1%
Anhui Gujing Distillery Co., Ltd. Class B (China)	6,300	101
BBB Foods, Inc. Class A (Mexico)(1)	1,126	34
Carlsberg Brewery Malaysia Bhd (Malaysia)	13,300	64
Heineken Malaysia Bhd (Malaysia)	16,400	93
Multi Bintang Indonesia Tbk PT (Indonesia)	155,000	60
Pernod Ricard S.A. (France)	372	56
Wal-Mart de Mexico SAB de C.V. (Mexico)	25,115	76
Wuliangye Yibin Co., Ltd. Class A (China)	1,700	39
		523

Financials—11.0%
Bank Central Asia Tbk PT (Indonesia)	100,000	68
Caixa Seguridade Participacoes S.A. (Brazil)	40,377	108
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)	632	74
	Shares	Value

Financials—continued
Kfin Technologies Ltd. (India)	4,696	$ 58
Qualitas Controladora SAB de C.V. (Mexico)	3,570	28
		336

Industrials—24.6%
Credit Bureau Asia Ltd. (Singapore)	161,900	117
GFC Ltd. (Taiwan)	16,000	51
Grupa Pracuj S.A. (Poland)	10,787	152
Haitian International Holdings Ltd. (China)	27,508	88
Humanica PCL Foreign Shares (Thailand)	114,500	39
NICE Information Service Co., Ltd. (South Korea)	7,626	62
Precision Tsugami China Corp., Ltd. (China)	95,000	132
S-1 Corp. (South Korea)	710	32
Tegma Gestao Logistica S.A. (Brazil)	16,383	81
		754

Information Technology—16.1%
Douzone Bizon Co., Ltd. (South Korea)	989	40
Hundsun Technologies, Inc. Class A (China)	18,300	60
Koh Young Technology, Inc. (South Korea)	4,696	38
LEENO Industrial, Inc. (South Korea)	659	95
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,506	261
		494

Total Common Stocks (Identified Cost $2,713)		3,038

Total Long-Term Investments—99.1% (Identified Cost $2,713)		3,038

	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(3)	75,424	$ 75
Total Short-Term Investment (Identified Cost $75)		75

TOTAL INVESTMENTS—101.5% (Identified Cost $2,788)		$3,113
Other assets and liabilities, net—(1.5)%		(46)
NET ASSETS—100.0%		$3,067

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $74 or 2.4% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	22%
Taiwan	11
Poland	9
Lithuania	9
South Korea	9
Brazil	8
Indonesia	6
Other	26
Total	100%
† % of total investments as of September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
7

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$3,038	$2,964	$74
Money Market Mutual Fund	75	75	—
Total Investments	$3,113	$3,039	$74
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements
8

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.1%
Communication Services—21.3%
Addcn Technology Co., Ltd. (Taiwan)	861,324	$ 5,062
Autohome, Inc. ADR (China)	190,639	6,219
Baltic Classifieds Group plc (Lithuania)	7,683,862	31,127
Dayamitra Telekomunikasi PT (Indonesia)	109,541,400	4,631
Rightmove plc (United Kingdom)	1,563,359	12,904
Sarana Menara Nusantara Tbk PT (Indonesia)	151,415,255	8,551
Wirtualna Polska Holding S.A. (Poland)	235,307	5,416
		73,910

Consumer Discretionary—8.0%
Allegro.eu S.A. (Poland)(1)	1,219,920	11,033
momo.com, Inc. (Taiwan)	277,515	3,455
Union Auction PCL Foreign Shares (Thailand)	33,162,000	9,739
Vasta Platform Ltd. Class A (Brazil)(1)(2)	1,391,515	3,660
		27,887

Consumer Staples—13.8%
Anhui Gujing Distillery Co., Ltd. Class B (China)	657,509	10,589
BBB Foods, Inc. Class A (Mexico)(1)	129,333	3,880
Carlsberg Brewery Malaysia Bhd (Malaysia)	2,056,200	9,814
Chongqing Brewery Co., Ltd. Class A (China)	528,700	5,285
Clicks Group Ltd. (South Africa)	219,376	5,040
Heineken Malaysia Bhd (Malaysia)	2,317,800	13,131
		47,739

Financials—8.6%
Caixa Seguridade Participacoes S.A. (Brazil)	3,702,528	9,909
Kaspi.KZ JSC ADR (Kazakhstan)	18,463	1,957
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)	61,759	7,252
Kfin Technologies Ltd. (India)	539,965	6,580
Qualitas Controladora SAB de C.V. (Mexico)	514,891	4,027
		29,725

	Shares	Value

Health Care—2.3%
Haw Par Corp., Ltd. (Singapore)	943,374	$ 7,942
Industrials—25.1%
Computer Age Management Services Ltd. (India)	186,597	9,818
Grupa Pracuj S.A. (Poland)	1,218,226	17,123
Haitian International Holdings Ltd. (China)	3,285,130	10,565
Humanica PCL Foreign Shares (Thailand)	20,024,500	6,845
IndiaMart InterMesh Ltd. (India)	93,177	3,282
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,176,000	2,733
NICE Information Service Co., Ltd. (South Korea)	914,296	7,418
S-1 Corp. (South Korea)	148,118	6,694
Saramin Co., Ltd. (South Korea)	366,870	4,629
Sporton International, Inc. (Taiwan)	966,268	6,671
Tegma Gestao Logistica S.A. (Brazil)	2,284,702	11,286
		87,064

Information Technology—13.8%
Douzone Bizon Co., Ltd. (South Korea)	116,918	4,685
Hundsun Technologies, Inc. Class A (China)	2,376,685	7,747
Koh Young Technology, Inc. (South Korea)	543,954	4,401
LEENO Industrial, Inc. (South Korea)	75,783	10,953
Oracle Financial Services Software Ltd. (India)	75,104	10,269
TOTVS S.A. (Brazil)	1,501,464	7,899
Younglimwon Soft Lab Co., Ltd. (South Korea)	355,816	1,943
		47,897

Materials—3.2%
Avia Avian Tbk PT (Indonesia)	104,650,660	3,442
Corp. Moctezuma SAB de C.V. (Mexico)	1,998,862	7,766
		11,208

Total Common Stocks (Identified Cost $292,507)		333,372

Total Long-Term Investments—96.1% (Identified Cost $292,507)		333,372

	Shares	Value

Short-Term Investment—2.7%
Money Market Mutual Fund—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(4)	9,414,957	$ 9,415
Total Short-Term Investment (Identified Cost $9,415)		9,415

TOTAL INVESTMENTS—98.8% (Identified Cost $301,922)		$342,787
Other assets and liabilities, net—1.2%		4,164
NET ASSETS—100.0%		$346,951

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $7,252 or 2.1% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
South Korea	12%
China	12
Poland	10
Brazil	9
Lithuania	9
India	9
Malaysia	7
Other	32
Total	100%
† % of total investments as of September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
9

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$333,372	$326,120	$7,252
Money Market Mutual Fund	9,415	9,415	—
Total Investments	$342,787	$335,535	$7,252
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements
10

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.4%
Communication Services—24.8%
Auto Trader Group plc (United Kingdom)	2,769,250	$ 32,129
Baltic Classifieds Group plc (Lithuania)(1)	25,288,963	102,445
CTS Eventim AG & Co. KGaA (Germany)	213,596	22,195
Dayamitra Telekomunikasi PT (Indonesia)	680,125,800	28,750
Infrastrutture Wireless Italiane SpA (Italy)	1,260,048	15,499
oOh!media Ltd. (Australia)(1)	29,382,987	26,713
Rightmove plc (United Kingdom)	4,701,233	38,805
Sarana Menara Nusantara Tbk PT (Indonesia)	16,692,018	943
		267,479

Consumer Discretionary—5.2%
Allegro.eu S.A. (Poland)(2)	2,647,901	23,947
Goldlion Holdings Ltd. (Hong Kong)	20,707,882	2,398
Mercari, Inc. (Japan)(2)	1,256,100	21,910
Victorian Plumbing Group plc (United Kingdom)	5,731,422	7,893
		56,148

Consumer Staples—4.4%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,346,922	21,692
Heineken Malaysia Bhd (Malaysia)	4,559,100	25,828
		47,520

Energy—0.9%
Pason Systems, Inc. (Canada)	970,753	9,568
Financials—18.2%
AJ Bell plc (United Kingdom)	8,797,149	52,867
Caixa Seguridade Participacoes S.A. (Brazil)	12,300,009	32,919
FinecoBank Banca Fineco SpA (Italy)	2,850,514	48,786
Moltiply Group SpA (Italy)	880,130	32,527
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	2,123,790	18,172
	Shares	Value

Financials—continued
Nordnet AB publ (Sweden)	433,430	$ 10,396
		195,667

Health Care—4.4%
Haw Par Corp., Ltd. (Singapore)	5,592,812	47,084
Industrials—19.3%
CAE, Inc. (Canada)(2)	1,265,973	23,766
Haitian International Holdings Ltd. (China)	11,116,072	35,748
Howden Joinery Group plc (United Kingdom)	2,619,843	31,769
Knorr-Bremse AG (Germany)	309,058	27,471
Lumax International Corp., Ltd. (Taiwan)	2,815,486	10,542
MEITEC Group Holdings, Inc. (Japan)	962,500	21,236
MTU Aero Engines AG (Germany)	107,423	33,482
S-1 Corp. (South Korea)	524,541	23,706
		207,720

Information Technology—12.9%
Alten S.A. (France)	333,129	37,119
Bouvet ASA (Norway)	4,574,063	30,211
FDM Group Holdings plc (United Kingdom)	4,616,728	23,763
Freee KK (Japan)(2)	673,400	11,451
SHIFT, Inc. (Japan)(2)	215,300	20,463
Sopra Steria Group (France)	75,188	15,768
		138,775

Materials—6.3%
Corp. Moctezuma SAB de C.V. (Mexico)	10,875,224	42,253
Forterra plc (United Kingdom)	5,165,249	12,016
Ibstock plc (United Kingdom)	5,636,901	14,017
		68,286

Total Common Stocks (Identified Cost $860,358)		1,038,247

Total Long-Term Investments—96.4% (Identified Cost $860,358)		1,038,247

	Shares	Value

Short-Term Investment—1.3%
Money Market Mutual Fund—1.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(3)	13,687,679	$ 13,688
Total Short-Term Investment (Identified Cost $13,688)		13,688

TOTAL INVESTMENTS—97.7% (Identified Cost $874,046)		$1,051,935
Other assets and liabilities, net—2.3%		24,415
NET ASSETS—100.0%		$1,076,350

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United Kingdom	22%
Lithuania	10
Italy	9
Germany	8
Japan	7
China	6
France	5
Other	33
Total	100%
† % of total investments as of September 30, 2024.
See Notes to Financial Statements
11

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,038,247	$1,038,247
Money Market Mutual Fund	13,688	13,688
Total Investments	$1,051,935	$1,051,935
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Financial Statements
12

SGA Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—9.7%
Kakao Corp. (South Korea)	375,894	$ 10,391
NAVER Corp. (South Korea)	248,292	32,164
Tencent Holdings Ltd. (China)	434,528	24,851
		67,406

Consumer Discretionary—19.6%
adidas AG (Germany)	51,312	13,588
Fast Retailing Co., Ltd. (Japan)	95,463	31,497
H World Group Ltd. (China)	5,559,895	21,778
MercadoLibre, Inc. (Uruguay)(1)	15,823	32,468
Yum China Holdings, Inc. (China)	783,973	37,132
		136,463

Consumer Staples—26.3%
Budweiser Brewing Co. APAC Ltd. (Hong Kong)	13,287,722	17,879
CP ALL PCL Foreign Shares (Thailand)	15,343,448	31,233
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	222,662	21,979
Heineken N.V. (Netherlands)	232,246	20,589
L’Oreal S.A. (France)	46,389	20,761
Raia Drogasil S.A. (Brazil)	4,115,953	19,364
Unilever plc Sponsored ADR (United Kingdom)	425,688	27,653
Wal-Mart de Mexico SAB de C.V. (Mexico)	7,944,782	23,972
		183,430

	Shares	Value

Financials—24.9%
AIA Group Ltd. (Hong Kong)	3,626,710	$ 32,494
Bajaj Finance Ltd. (India)	253,518	23,303
Bank Central Asia Tbk PT (Indonesia)	42,261,822	28,821
HDFC Bank Ltd. ADR (India)	666,329	41,686
Sanlam Ltd. (South Africa)	4,440,730	22,618
XP, Inc. Class A (Brazil)	1,363,821	24,467
		173,389

Information Technology—16.5%
Infosys Ltd. Sponsored ADR (India)	1,601,760	35,671
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,199,780	36,282
Tata Consultancy Services Ltd. (India)	431,127	21,960
TOTVS S.A. (Brazil)	3,982,021	20,949
		114,862

Materials—2.1%
Asian Paints Ltd. (India)	373,358	14,832
Total Common Stocks (Identified Cost $626,610)		690,382

Total Long-Term Investments—99.1% (Identified Cost $626,610)		690,382

TOTAL INVESTMENTS—99.1% (Identified Cost $626,610)		$690,382
Other assets and liabilities, net—0.9%		6,567
NET ASSETS—100.0%		$696,949
Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
India	20%
China	12
Brazil	9
Hong Kong	7
Mexico	7
South Korea	6
Taiwan	5
Other	34
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$690,382	$690,382
Total Investments	$690,382	$690,382
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
13

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Assets
Investment in securities at value(1)	$147,439	$400,372	$4,578	$392,824
Investment in affiliates at value(2)	—	—	16,219	—
Foreign currency at value(3)	44	2	—	—
Cash	2,306	—	220	6,574
Receivables
Investment securities sold	—	3,448	—	662
Fund shares sold	22	193	3	355
Dividends	152	1,229	4	892
Receivable from adviser	—	—	3	—
Tax reclaims	46	151	—	—
Prepaid Trustees’ retainer	3	8	—(a)	8
Prepaid expenses	14	14	29	47
Other assets	23	64	3	61
Total assets	150,049	405,481	21,059	401,423
Liabilities
Due to custodian	—	36	—	—
Payables
Fund shares repurchased	152	366	13	251
Investment securities purchased	—	—	4	2,024
Investment advisory fees	81	249	—	229
Distribution and service fees	6	8	2	24
Administration and accounting fees	13	36	2	34
Transfer agent and sub-transfer agent fees and expenses	13	127	5	87
Professional fees	27	30	17	30
Trustee deferred compensation plan	23	64	3	61
Interest expense and/or commitment fees	—(a)	1	—(a)	1
Other accrued expenses	10	21	5	22
Total liabilities	325	938	51	2,763
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$149,724	$404,543	$21,008	$398,660
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$126,045	$350,500	$37,104	$225,642
Accumulated earnings (loss)	23,679	54,043	(16,096)	173,018
Net Assets	$149,724	$404,543	$21,008	$398,660
Net Assets:
Class A	$25,305	$23,193	$10,933	$106,325
Class C	$1,643	$3,204	$222	$3,338
Class I	$22,099	$210,528	$8,452	$157,388
Class R6	$100,677	$167,618	$1,401	$131,609
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,649,113	610,054	730,669	4,987,737
Class C	107,061	89,965	14,671	156,708
Class I	1,439,064	5,710,616	565,078	7,418,010
Class R6	6,555,420	4,550,883	93,880	6,167,663
See Notes to Financial Statements
14

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$15.34	$38.02	$14.96	$21.32
Class C	$15.34	$35.61	$15.13	$21.30
Class I	$15.36	$36.87	$14.96	$21.22
Class R6	$15.36	$36.83	$14.92	$21.34
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$16.23	$40.23	$15.83	$22.56
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$127,482	$303,256	$3,278	$238,390
(2) Investment in affiliates at cost	$—	$—	$10,121	$—
(3) Foreign currency at cost	$44	$—(a)	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
15

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Assets
Investment in securities at value(1)	$3,113	$339,127	$922,777	$690,382
Investment in affiliates at value(2)	—	3,660	129,158	—
Foreign currency at value(3)	—	—	344	—
Cash	—	8,437	32,166	7,858
Receivables
Investment securities sold	1	75	13,013	—
Fund shares sold	—	230	529	199
Dividends	3	488	1,447	328
Receivable from adviser	7	—	—	—
Tax reclaims	—(a)	33	1,810	674
Foreign capital gains tax refund	—	—	—	97
Prepaid Trustees’ retainer	—(a)	7	22	14
Prepaid expenses	5	59	29	—
Other assets	—(a)	52	163	104
Total assets	3,129	352,168	1,101,458	699,656
Liabilities
Due to custodian	—(a)	—(a)	—	—
Payables
Fund shares repurchased	—	59	742	953
Investment securities purchased	20	1,924	22,895	—
Foreign capital gains tax	5	2,675	—	635
Investment advisory fees	—	343	787	532
Distribution and service fees	—(a)	11	22	31
Administration and accounting fees	1	29	89	57
Transfer agent and sub-transfer agent fees and expenses	—(a)	65	229	243
Professional fees	26	29	117	6
Trustee deferred compensation plan	—(a)	52	163	104
Interest expense and/or commitment fees	—(a)	1	4	5
Other accrued expenses	10	29	60	141
Total liabilities	62	5,217	25,108	2,707
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$3,067	$346,951	$1,076,350	$696,949
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$3,284	$304,966	$1,234,910	$1,106,476
Accumulated earnings (loss)	(217)	41,985	(158,560)	(409,527)
Net Assets	$3,067	$346,951	$1,076,350	$696,949
Net Assets:
Class A	$163	$36,264	$44,592	$120,263
Class C	$90	$4,369	$16,584	$8,604
Class I	$171	$304,313	$923,484	$537,937
Class R6	$2,643	$2,005	$91,690	$30,145
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	17,893	2,212,620	2,184,606	15,967,190
Class C	10,002	274,166	842,994	1,222,519
Class I	18,802	18,356,314	44,817,706	67,650,027
Class R6	288,713	120,839	4,434,330	3,744,789
See Notes to Financial Statements
16

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2024
(Reported in thousands except shares and per share amounts)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$9.11	$16.39	$20.41	$7.53
Class C	$9.04	$15.93	$19.67	$7.04
Class I	$9.11	$16.58	$20.61	$7.95
Class R6	$9.15	$16.60	$20.68	$8.05
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$9.64	$17.34	$21.60	$7.97
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$2,788	$291,423	$787,725	$626,610
(2) Investment in affiliates at cost	$—	$10,499	$86,321	$—
(3) Foreign currency at cost	$—	$—	$416	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
17

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS YEAR ENDED
September 30, 2024
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$4,967	$13,681	$268	$12,079
Dividends from affiliates	—	—	358	—
European Union tax reclaims(1)	19	—	—	—
Foreign taxes withheld	(242)	(565)	—	—
Total investment income	4,744	13,116	626	12,079
Expenses
Investment advisory fees	856	3,114	—(b)	2,746
Distribution and service fees, Class A	61	51	25	242
Distribution and service fees, Class C	18	33	3	33
Administration and accounting fees	142	381	27	381
Transfer agent fees and expenses	58	159	9	165
Sub-transfer agent fees and expenses, Class A	26	428	11	156
Sub-transfer agent fees and expenses, Class C	2	3	—(a)	4
Sub-transfer agent fees and expenses, Class I	22	215	6	238
European Union tax reclaim fees	1	4	—	—
Custodian fees	2	3	—(a)	1
Printing fees and expenses	15	26	10	42
Professional fees	26	33	17	33
Interest expense and/or commitment fees	1	1	—(a)	2
Registration fees	43	68	37	47
Trustees’ fees and expenses	10	30	2	32
Miscellaneous expenses	12	31	6	35
Total expenses	1,295	4,580	153	4,157
Less net expenses reimbursed and/or waived by investment adviser(2)	(25)	(648)	(79)	(180)
Net expenses	1,270	3,932	74	3,977
Net investment income (loss)	3,474	9,184	552	8,102
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,676	(11,347)	302	26,258
Investments in affiliates	—	—	374	—
Foreign currency transactions	15	(52)	—	—
Capital gains received from investments in affiliates	—	—	39	—
Net change in unrealized appreciation (depreciation) on:
Investments	24,251	105,330	(80)	76,635
Investments in affiliates	—	—	2,693	—
Foreign currency transactions	6	32	—	—
Net realized and unrealized gain (loss) on investments	27,948	93,963	3,328	102,893
Net increase (decrease) in net assets resulting from operations	$31,422	$103,147	$3,880	$110,995

(a)	Amount is less than $500 (not in thousands).
(b)	The Adviser does not charge an advisory fee.
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
18

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2024
($ reported in thousands)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Investment Income
Dividends	$100	$10,317	$26,562	$14,621
Dividends from affiliates	—	675	2,524	—
European Union tax reclaims(1)	—	—	53	748
Securities lending, net of fees	—	—	—	3
Foreign taxes withheld	(7)	(930)	(2,139)	(1,557)
Total investment income	93	10,062	27,000	13,815
Expenses
Investment advisory fees	28	3,579	9,008	8,108
Distribution and service fees, Class A	—(a)	79	106	321
Distribution and service fees, Class C	1	42	172	115
Administration and accounting fees	11	312	1,027	836
Transfer agent fees and expenses	2	128	430	356
Sub-transfer agent fees and expenses, Class A	—(a)	37	48	267
Sub-transfer agent fees and expenses, Class C	—	2	20	19
Sub-transfer agent fees and expenses, Class I	—(a)	260	881	656
European Union tax reclaim fees	—	—	22	156
Custodian fees	3	20	18	70
Printing fees and expenses	8	32	81	117
Professional fees	35	28	33	53
Interest expense and/or commitment fees	—(a)	2	7	130
Registration fees	30	39	74	77
Trustees’ fees and expenses	1	25	88	91
Miscellaneous expenses	9	33	66	152
Total expenses	128	4,618	12,081	11,524
Less net expenses reimbursed and/or waived by investment adviser(2)	(91)	(13)	—	(658)
Plus net expenses recaptured(2)	—	—	75	—
Net expenses	37	4,605	12,156	10,866
Net investment income (loss)	56	5,457	14,844	2,949
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(117)	18,371	(25,803)	14,436
Investments in affiliates	—	—	6,488	—
Foreign currency transactions	—(a)	(40)	(317)	(1,137)
Foreign capital gains tax	(4)	(1,637)	—	(4,305)
Net change in unrealized appreciation (depreciation) on:
Investments	630	49,848	207,564	42,506
Investments in affiliates	—	(3,091)	47,726	—
Foreign currency transactions	—	5	128	57
Foreign capital gains tax	(5)	(1,838)	—	337
Net realized and unrealized gain (loss) on investments	504	61,618	235,786	51,894
Net increase (decrease) in net assets resulting from operations	$560	$67,075	$250,630	$54,843

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
19

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,474	$1,613	$9,184	$7,745
Net realized gain (loss)	3,691	1,386	(11,399)	(34,563)
Net change in unrealized appreciation (depreciation)	24,257	(3,690)	105,362	37,943
Increase (decrease) in net assets resulting from operations	31,422	(691)	103,147	11,125
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(699)	(3,249)	(352)	(132)
Class C	(36)	(337)	(38)	—
Class I	(693)	(3,941)	(4,230)	(2,017)
Class R6	(3,057)	(1,080)	(3,655)	(1,101)
Total dividends and distributions to shareholders	(4,485)	(8,607)	(8,275)	(3,250)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(4,713)	(1,045)	(65)	(3,655)
Class C	(967)	(1,009)	(1,214)	(1,207)
Class I	(11,376)	(2,152)	(47,500)	(69,564)
Class R6	75,969	12	50,851	3,665
Increase (decrease) in net assets from capital transactions	58,913	(4,194)	2,072	(70,761)
Net increase (decrease) in net assets	85,850	(13,492)	96,944	(62,886)
Net Assets
Beginning of period	63,874	77,366	307,599	370,485
End of Period	$149,724	$63,874	$404,543	$307,599
See Notes to Financial Statements
20

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps Real Asset Fund		Duff & Phelps Real Estate Securities Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$552	$292	$8,102	$8,205
Net realized gain (loss)	715	1,010	26,258	33,738
Net change in unrealized appreciation (depreciation)	2,613	(157)	76,635	(38,013)
Increase (decrease) in net assets resulting from operations	3,880	1,145	110,995	3,930
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(214)	(125)	(11,403)	(11,213)
Class C	(1)	(1)	(365)	(390)
Class I	(160)	(112)	(19,450)	(18,652)
Class R6	(25)	(2)	(13,012)	(11,535)
Total dividends and distributions to shareholders	(400)	(240)	(44,230)	(41,790)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,297)	(1,345)	(5,968)	(2,346)
Class C	(184)	(491)	(434)	(624)
Class I	831	(3,699)	(28,771)	(8,891)
Class R6	32	1,094	11,042	12,218
Increase (decrease) in net assets from capital transactions	(618)	(4,441)	(24,131)	357
Net increase (decrease) in net assets	2,862	(3,536)	42,634	(37,503)
Net Assets
Beginning of period	18,146	21,682	356,026	393,529
End of Period	$21,008	$18,146	$398,660	$356,026
See Notes to Financial Statements
21

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$56	$45	$5,457	$3,635
Net realized gain (loss)	(121)	(160)	16,694	(10,419)
Net change in unrealized appreciation (depreciation)	625	478	44,924	44,804
Increase (decrease) in net assets resulting from operations	560	363	67,075	38,020
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2)	(1)	—	—
Class C	(1)	—	—	—
Class I	(4)	(1)	—	—
Class R6	(58)	(26)	—	—
Total dividends and distributions to shareholders	(65)	(28)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	42	2	(682)	(6,379)
Class C	—(a)	—	(321)	1,757
Class I	2	49	18,344	(1,689)
Class R6	(147)	(132)	(84)	392
Increase (decrease) in net assets from capital transactions	(103)	(81)	17,257	(5,919)
Net increase (decrease) in net assets	392	254	84,332	32,101
Net Assets
Beginning of period	2,675	2,421	262,619	230,518
End of Period	$3,067	$2,675	$346,951	$262,619

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements
22

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Mid Cap Fund		SGA Emerging Markets Equity Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$14,844	$13,492	$2,949	$16,891
Net realized gain (loss)	(19,632)	(115,053)	8,994	(186,532)
Net change in unrealized appreciation (depreciation)	255,418	360,961	42,900	186,445
Increase (decrease) in net assets resulting from operations	250,630	259,400	54,843	16,804
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(7,860)	(11,929)	(40,709)	(41,226)
Class C	(5,366)	(5,143)	(9,163)	(14,475)
Class I	(100,615)	(342,246)	(447,682)	(643,258)
Class R6	(6,336)	(23,664)	(17,708)	(57,081)
Increase (decrease) in net assets from capital transactions	(120,177)	(382,982)	(515,262)	(756,040)
Net increase (decrease) in net assets	130,453	(123,582)	(460,419)	(739,236)
Net Assets
Beginning of period	945,897	1,069,479	1,157,368	1,896,604
End of Period	$1,076,350	$945,897	$696,949	$1,157,368
See Notes to Financial Statements
23

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/23 to 9/30/24	$12.37	0.31	—	3.05	3.36	(0.28)	(0.11)	(0.39)	—	2.97	$15.34	27.54%	$25,305	1.25% (7)	1.25%	2.28%	63%
10/1/22 to 9/30/23	14.16	0.27	—	(0.46)	(0.19)	(0.30)	(1.30)	(1.60)	—	(1.79)	12.37	(2.40)	24,716	1.29	1.29	1.93	26
10/1/21 to 9/30/22	16.17	0.18	—	(1.20)	(1.02)	(0.15)	(0.84)	(0.99)	—	(2.01)	14.16	(7.07)	29,344	1.27 (8)	1.27	1.12	37
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
10/1/19 to 9/30/20	16.26	0.20	—	(1.17)	(0.97)	(0.23)	(0.52)	(0.75)	—	(1.72)	14.54	(6.11)	30,172	1.27	1.27	1.35	31
Class C
10/1/23 to 9/30/24	$12.36	0.20	—	3.05	3.25	(0.16)	(0.11)	(0.27)	—	2.98	$15.34	26.56%	$1,643	2.02% (7)	2.02%	1.47%	63%
10/1/22 to 9/30/23	14.14	0.16	—	(0.46)	(0.30)	(0.18)	(1.30)	(1.48)	—	(1.78)	12.36	(3.17)	2,221	2.07	2.07	1.11	26
10/1/21 to 9/30/22	16.14	0.05	—	(1.20)	(1.15)	(0.01)	(0.84)	(0.85)	—	(2.00)	14.14	(7.78)	3,544	2.04 (8)	2.04	0.32	37
10/1/20 to 9/30/21	14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	16.14	12.92	5,525	2.02	2.02	0.11	28
10/1/19 to 9/30/20	16.20	0.09	—	(1.16)	(1.07)	(0.11)	(0.52)	(0.63)	—	(1.70)	14.50	(6.83)	9,833	2.03	2.03	0.59	31
Class I
10/1/23 to 9/30/24	$12.37	0.34	—	3.07	3.41	(0.31)	(0.11)	(0.42)	—	2.99	$15.36	27.99%	$22,099	0.98% (7)	0.98%	2.51%	63%
10/1/22 to 9/30/23	14.16	0.31	—	(0.47)	(0.16)	(0.33)	(1.30)	(1.63)	—	(1.79)	12.37	(2.17)	28,472	1.04	1.04	2.19	26
10/1/21 to 9/30/22	16.17	0.22	—	(1.21)	(0.99)	(0.18)	(0.84)	(1.02)	—	(2.01)	14.16	(6.84)	34,847	1.03 (8)	1.03	1.36	37
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
10/1/19 to 9/30/20	16.27	0.24	—	(1.19)	(0.95)	(0.26)	(0.52)	(0.78)	—	(1.73)	14.54	(5.94)	33,326	1.04	1.04	1.61	31
Class R6
10/1/23 to 9/30/24	$12.39	0.39	—	3.04	3.43	(0.35)	(0.11)	(0.46)	—	2.97	$15.36	28.13%	$100,677	0.85% (7)	0.88%	2.81%	63%
10/1/22 to 9/30/23	14.18	0.34	—	(0.47)	(0.13)	(0.36)	(1.30)	(1.66)	—	(1.79)	12.39	(1.96)	8,465	0.84	0.94	2.39	26
10/1/21 to 9/30/22	16.20	0.25	—	(1.22)	(0.97)	(0.21)	(0.84)	(1.05)	—	(2.02)	14.18	(6.74)	9,631	0.87 (8)	0.93	1.53	37
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28
10/1/19 to 9/30/20	16.27	0.26	—	(1.18)	(0.92)	(0.28)	(0.52)	(0.80)	—	(1.72)	14.55	(5.75)	8,614	0.85	0.94	1.74	31

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/23 to 9/30/24	$29.48	0.70	—	8.41	9.11	(0.57)	—	(0.57)	—	8.54	$38.02	31.24%	$23,193	1.40% (7)	3.42%	2.16%	45%
10/1/22 to 9/30/23	29.09	0.60	—	(0.02)	0.58	(0.19)	—	(0.19)	—	0.39	29.48	1.97	17,965	1.39	3.14	1.93	29
10/1/21 to 9/30/22	39.17	0.47	—	(9.38)	(8.91)	(0.47)	(0.70)	(1.17)	—	(10.08)	29.09	(23.66)	21,145	1.41 (8)	2.51	1.23	17
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
10/1/19 to 9/30/20	34.82	0.41	—	(3.66)	(3.25)	(1.29)	(0.78)	(2.07)	—	(5.32)	29.50	(10.01)	18,740	1.40	2.59	1.34	32
Class C
10/1/23 to 9/30/24	$27.62	0.41	—	7.89	8.30	(0.31)	—	(0.31)	—	7.99	$35.61	30.23%	$3,204	2.15% (7)	2.16%	1.35%	45%
10/1/22 to 9/30/23	27.28	0.34	—	—	0.34	—	—	—	—	0.34	27.62	1.25	3,588	2.14	2.17	1.15	29
10/1/21 to 9/30/22	36.81	0.20	—	(8.86)	(8.66)	(0.17)	(0.70)	(0.87)	—	(9.53)	27.28	(24.25)	4,671	2.16 (8)(9)	2.15	0.56	17
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
10/1/19 to 9/30/20	33.42	0.16	—	(3.47)	(3.31)	(1.40)	(0.78)	(2.18)	—	(5.49)	27.93	(10.67)	6,297	2.15	2.19	0.53	32
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
24

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class I
10/1/23 to 9/30/24	$28.59	0.75	—	8.16	8.91	(0.63)	—	(0.63)	—	8.28	$36.87	31.55%	$210,528	1.15% (7)	1.16%	2.37%	45%
10/1/22 to 9/30/23	28.19	0.65	—	—	0.65	(0.25)	—	(0.25)	—	0.40	28.59	2.26	206,071	1.14	1.16	2.15	29
10/1/21 to 9/30/22	38.04	0.55	—	(9.09)	(8.54)	(0.61)	(0.70)	(1.31)	—	(9.85)	28.19	(23.48)	269,095	1.16 (8)(9)	1.16	1.48	17
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (9)	1.14	1.29	17
10/1/19 to 9/30/20	34.33	0.47	—	(3.54)	(3.07)	(1.75)	(0.78)	(2.53)	—	(5.60)	28.73	(9.79)	168,410	1.15	1.20	1.55	32
Class R6
10/1/23 to 9/30/24	$28.68	0.88	—	8.12	9.00	(0.85)	—	(0.85)	—	8.15	$36.83	31.89%	$167,618	0.89% (7)	1.05%	2.78%	45%
10/1/22 to 9/30/23	28.37	0.76	—	(0.04)	0.72	(0.41)	—	(0.41)	—	0.31	28.68	2.50	79,975	0.88	1.05	2.49	29
10/1/21 to 9/30/22	38.26	0.64	—	(9.13)	(8.49)	(0.70)	(0.70)	(1.40)	—	(9.89)	28.37	(23.27)	75,574	0.91 (8)	1.05	1.74	17
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17
10/1/19 to 9/30/20	34.41	0.65	—	(3.64)	(2.99)	(1.78)	(0.78)	(2.56)	—	(5.55)	28.86	(9.52)	54,992	0.89	1.09	2.29	32

Duff & Phelps Real Asset Fund
Class A
10/1/23 to 9/30/24	$12.44	0.39	0.03	2.37	2.79	(0.27)	—	(0.27)	—	2.52	$14.96	22.80%	$10,933	0.50%	0.94%	2.92% (10)	14%
10/1/22 to 9/30/23	12.00	0.16	0.26	0.16	0.58	(0.14)	—	(0.14)	—	0.44	12.44	4.77	10,323	0.60 (11)	0.92	1.28	10
10/1/21 to 9/30/22	12.55	0.13	0.02	(0.60)	(0.45)	(0.10)	—	(0.10)	—	(0.55)	12.00	(3.64)	11,226	0.81 (8)	0.81	0.99	17
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (8)	0.85	0.19	14
10/1/19 to 9/30/20	11.38	0.27	0.26	(1.46)	(0.93)	(0.35)	—	(0.35)	—	(1.28)	10.10	(8.50)	11,964	1.05 (8)	1.05	2.57	75
Class C
10/1/23 to 9/30/24	$12.48	0.30	0.03	2.38	2.71	(0.06)	—	(0.06)	—	2.65	$15.13	21.82%	$222	1.25%	1.79%	2.21% (10)	14%
10/1/22 to 9/30/23	12.03	0.16	0.27	0.05	0.48	(0.03)	—	(0.03)	—	0.45	12.48	3.95	358	1.36 (11)	1.72	1.24	10
10/1/21 to 9/30/22	12.64	(0.11)	0.02	(0.45)	(0.54)	(0.07)	—	(0.07)	—	(0.61)	12.03	(4.28)	812	1.57 (8)	1.57	(0.82)	17
10/1/20 to 9/30/21	10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	12.64	24.04	435	1.68 (8)	1.68	(0.33)	14
10/1/19 to 9/30/20	11.32	0.31	0.26	(1.60)	(1.03)	(0.10)	—	(0.10)	—	(1.13)	10.19	(9.17)	604	1.74 (8)	1.74	2.85	75
Class I
10/1/23 to 9/30/24	$12.44	0.42	0.03	2.38	2.83	(0.31)	—	(0.31)	—	2.52	$14.96	23.12%	$8,452	0.25%	0.66%	3.14% (10)	14%
10/1/22 to 9/30/23	12.00	0.21	0.26	0.13	0.60	(0.16)	—	(0.16)	—	0.44	12.44	4.96	6,304	0.36 (11)	0.68	1.62	10
10/1/21 to 9/30/22	12.52	0.15	0.02	(0.58)	(0.41)	(0.11)	—	(0.11)	—	(0.52)	12.00	(3.35)	9,553	0.57 (8)	0.57	1.12	17
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (8)	0.60	0.46	14
10/1/19 to 9/30/20	11.35	0.48	0.26	(1.64)	(0.90)	(0.38)	—	(0.38)	—	(1.28)	10.07	(8.32)	8,759	0.72 (8)	0.72	4.52	75
Class R6
10/1/23 to 9/30/24	$12.42	0.41	0.03	2.39	2.83	(0.33)	—	(0.33)	—	2.50	$14.92	23.17%	$1,401	0.20%	0.58%	3.11% (10)	14%
10/1/22 to 9/30/23	12.02	0.16	0.26	0.20	0.62	(0.22)	—	(0.22)	—	0.40	12.42	5.13	1,161	0.20	0.56	1.24	10
1/31/22(12) to 9/30/22	13.22	(0.14)	0.02	(1.08)	(1.20)	—	—	—	—	(1.20)	12.02	(9.08)	91	0.22 (8)	0.54	(1.57)	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
25

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)

Duff & Phelps Real Estate Securities Fund
Class A
10/1/23 to 9/30/24	$17.78	0.36	—	5.42	5.78	(0.37)	(1.87)	(2.24)	—	3.54	$21.32	34.73%	$106,325	1.37%	1.37%	1.94%	36%
10/1/22 to 9/30/23	19.83	0.36	—	(0.26)	0.10	(0.33)	(1.82)	(2.15)	—	(2.05)	17.78	0.14	94,402	1.35	1.35	1.85	29
10/1/21 to 9/30/22	24.94	0.18	—	(4.16)	(3.98)	(0.24)	(0.89)	(1.13)	—	(5.11)	19.83	(17.05)	107,081	1.34 (8)	1.34	0.73	14
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
10/1/19 to 9/30/20	26.33	0.26	—	(3.23)	(2.97)	(0.33)	(4.21)	(4.54)	—	(7.51)	18.82	(12.99)	209,309	1.35	1.35	1.25	40
Class C
10/1/23 to 9/30/24	$17.77	0.23	—	5.41	5.64	(0.24)	(1.87)	(2.11)	—	3.53	$21.30	33.76%	$3,338	2.08%	2.08%	1.24%	36%
10/1/22 to 9/30/23	19.81	0.21	—	(0.25)	(0.04)	(0.18)	(1.82)	(2.00)	—	(2.04)	17.77	(0.59)	3,196	2.07	2.07	1.09	29
10/1/21 to 9/30/22	24.90	(0.01)	—	(4.13)	(4.14)	(0.06)	(0.89)	(0.95)	—	(5.09)	19.81	(17.64)	4,181	2.06 (8)	2.06	(0.03)	14
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
10/1/19 to 9/30/20	26.26	0.08	—	(3.18)	(3.10)	(0.16)	(4.21)	(4.37)	—	(7.47)	18.79	(13.65)	7,280	2.11	2.11	0.38	40
Class I
10/1/23 to 9/30/24	$17.70	0.40	—	5.41	5.81	(0.42)	(1.87)	(2.29)	—	3.52	$21.22	35.09%	$157,388	1.11%	1.11%	2.17%	36%
10/1/22 to 9/30/23	19.76	0.40	—	(0.27)	0.13	(0.37)	(1.82)	(2.19)	—	(2.06)	17.70	0.33	159,616	1.11	1.11	2.07	29
10/1/21 to 9/30/22	24.85	0.25	—	(4.14)	(3.89)	(0.31)	(0.89)	(1.20)	—	(5.09)	19.76	(16.80)	184,709	1.09 (8)	1.09	0.98	14
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
10/1/19 to 9/30/20	26.28	0.30	—	(3.23)	(2.93)	(0.38)	(4.21)	(4.59)	—	(7.52)	18.76	(12.80)	272,248	1.10	1.10	1.43	40
Class R6
10/1/23 to 9/30/24	$17.79	0.47	—	5.43	5.90	(0.48)	(1.87)	(2.35)	—	3.55	$21.34	35.53%	$131,609	0.79%	0.95%	2.53%	36%
10/1/22 to 9/30/23	19.85	0.47	—	(0.27)	0.20	(0.44)	(1.82)	(2.26)	—	(2.06)	17.79	0.68	98,812	0.78	0.95	2.43	29
10/1/21 to 9/30/22	24.96	0.31	—	(4.16)	(3.85)	(0.37)	(0.89)	(1.26)	—	(5.11)	19.85	(16.57)	97,558	0.80 (8)	0.95	1.21	14
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14
10/1/19 to 9/30/20	26.30	0.37	—	(3.24)	(2.87)	(0.41)	(4.21)	(4.62)	—	(7.49)	18.81	(12.52)	43,705	0.79	0.96	1.80	40

KAR Developing Markets Fund
Class A
10/1/23 to 9/30/24	$7.67	0.15	—	1.46	1.61	(0.17)	—	(0.17)	—	1.44	$9.11	21.30%	$163	1.50%	4.77%	1.84%	25%
10/1/22 to 9/30/23	6.75	0.11	—	0.87	0.98	(0.06)	—	(0.06)	—	0.92	7.67	14.56	98	1.52 (11)	4.24	1.38	27
10/1/21 to 9/30/22	9.63	0.04	—	(2.87)	(2.83)	(0.01)	(0.04)	(0.05)	—	(2.88)	6.75	(29.56)	85	1.56 (8)	4.83	0.53	16
6/22/21(12) to 9/30/21	10.00	— (13)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (14)
Class C
10/1/23 to 9/30/24	$7.61	0.09	—	1.45	1.54	(0.11)	—	(0.11)	—	1.43	$9.04	20.44%	$90	2.25%	5.45%	1.07%	25%
10/1/22 to 9/30/23	6.69	0.05	—	0.87	0.92	—	—	—	—	0.92	7.61	13.75	76	2.27 (11)	4.95	0.63	27
10/1/21 to 9/30/22	9.61	(0.02)	—	(2.86)	(2.88)	—	(0.04)	(0.04)	—	(2.92)	6.69	(30.11)	67	2.31 (8)	5.56	(0.25)	16
6/22/21(12) to 9/30/21	10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	9.61	(3.90)	96	2.30	13.08	(0.74)	5 (14)
Class I
10/1/23 to 9/30/24	$7.67	0.17	—	1.46	1.63	(0.19)	—	(0.19)	—	1.44	$9.11	21.63%	$171	1.25%	4.50%	2.07%	25%
10/1/22 to 9/30/23	6.77	0.13	—	0.87	1.00	(0.10)	—	(0.10)	—	0.90	7.67	14.76	143	1.26 (11)	4.00	1.68	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.38)	80	1.31 (8)	4.53	0.78	16
6/22/21(12) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (14)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
26

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
KAR Developing Markets Fund (Continued)
Class R6
10/1/23 to 9/30/24	$7.70	0.17	—	1.47	1.64	(0.19)	—	(0.19)	—	1.45	$9.15	21.65%	$2,643	1.20%	4.43%	2.09%	25%
10/1/22 to 9/30/23	6.77	0.13	—	0.88	1.01	(0.08)	—	(0.08)	—	0.93	7.70	14.97	2,358	1.21 (11)	3.92	1.67	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.37)	2,189	1.23 (8)	4.53	0.89	16
6/22/21(12) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (14)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/23 to 9/30/24	$13.12	0.23	—	3.04	3.27	—	—	—	—	3.27	$16.39	24.92%	$36,264	1.78% (9)(15)	1.78%	1.55%	24%
10/1/22 to 9/30/23	11.24	0.15	—	1.73	1.88	—	—	—	—	1.88	13.12	16.73	29,963	1.78	1.79	1.17	17
10/1/21 to 9/30/22	17.61	0.05	—	(5.10)	(5.05)	(0.33)	(0.99)	(1.32)	—	(6.37)	11.24	(30.74)	31,637	1.81 (8)(9)(11)(15)	1.80	0.32	24
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (9)(15)	1.81	(0.11)	19
10/1/19 to 9/30/20	12.10	(0.02)	—	3.08	3.06	(0.23)	—	(0.23)	—	2.83	14.93	25.70	39,799	1.85	1.90	(0.17)	47
Class C
10/1/23 to 9/30/24	$12.85	0.12	—	2.96	3.08	—	—	—	—	3.08	$15.93	23.97%	$4,369	2.49% (9)(15)	2.47%	0.84%	24%
10/1/22 to 9/30/23	11.09	0.07	—	1.69	1.76	—	—	—	—	1.76	12.85	15.87	3,803	2.52	2.51	0.52	17
10/1/21 to 9/30/22	17.41	(0.05)	—	(5.06)	(5.11)	(0.22)	(0.99)	(1.21)	—	(6.32)	11.09	(31.27)	1,589	2.56 (8)(11)	2.62	(0.34)	24
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (9)(15)	2.54	(0.79)	19
10/1/19 to 9/30/20	12.03	(0.11)	—	3.05	2.94	(0.17)	—	(0.17)	—	2.77	14.80	24.75	1,208	2.60	2.61	(0.87)	47
Class I
10/1/23 to 9/30/24	$13.23	0.28	—	3.07	3.35	—	—	—	—	3.35	$16.58	25.32%	$304,313	1.50%	1.51%	1.88%	24%
10/1/22 to 9/30/23	11.31	0.19	—	1.73	1.92	—	—	—	—	1.92	13.23	16.98	227,178	1.49	1.51	1.47	17
10/1/21 to 9/30/22	17.72	0.09	—	(5.12)	(5.03)	(0.39)	(0.99)	(1.38)	—	(6.41)	11.31	(30.49)	196,191	1.51 (8)(11)	1.55	0.61	24
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (9)(15)	1.51	0.26	19
10/1/19 to 9/30/20	12.16	0.01	—	3.10	3.11	(0.26)	—	(0.26)	—	2.85	15.01	26.01	180,829	1.60	1.62	0.11	47
Class R6
10/1/23 to 9/30/24	$13.23	0.28	—	3.09	3.37	—	—	—	—	3.37	$16.60	25.47%	$2,005	1.40%	1.41%	1.85%	24%
10/1/22 to 9/30/23	11.30	0.20	—	1.73	1.93	—	—	—	—	1.93	13.23	17.08	1,675	1.39	1.42	1.58	17
10/1/21 to 9/30/22	17.74	0.13	—	(5.14)	(5.01)	(0.44)	(0.99)	(1.43)	—	(6.44)	11.30	(30.43)	1,101	1.41 (8)(11)	1.45	0.96	24
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (9)(15)	1.41	0.72	19
10/1/19 to 9/30/20	12.16	0.02	—	3.10	3.12	(0.27)	—	(0.27)	—	2.85	15.01	26.13	125	1.50	1.51	0.17	47

KAR International Small-Mid Cap Fund
Class A
10/1/23 to 9/30/24	$15.93	0.21	—	4.27	4.48	—	—	—	—	4.48	$20.41	28.12%	$44,592	1.45% (7)(9)(15)	1.45%	1.20%	19%
10/1/22 to 9/30/23	12.53	0.16	—	3.24	3.40	—	—	—	—	3.40	15.93	27.13	41,974	1.45	1.45	1.04	16
10/1/21 to 9/30/22	24.72	0.11	—	(10.47)	(10.36)	(0.44)	(1.39)	(1.83)	—	(12.19)	12.53	(45.16)	42,670	1.44 (8)(9)	1.44	0.55	21
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (13)	5.57	24.72	30.29 (16)	100,353	1.53 (9)(11)	1.53	0.18	23
10/1/19 to 9/30/20	16.95	0.02	—	2.51	2.53	(0.33)	—	(0.33)	—	2.20	19.15	14.98	78,101	1.56 (9)	1.56	0.13	48
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
27

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
KAR International Small-Mid Cap Fund (Continued)
Class C
10/1/23 to 9/30/24	$15.47	0.08	—	4.12	4.20	—	—	—	—	4.20	$19.67	27.15%	$16,584	2.20% (7)(15)	2.20%	0.46%	19%
10/1/22 to 9/30/23	12.26	0.05	—	3.16	3.21	—	—	—	—	3.21	15.47	26.18	17,814	2.20	2.21	0.30	16
10/1/21 to 9/30/22	24.23	(0.03)	—	(10.28)	(10.31)	(0.27)	(1.39)	(1.66)	—	(11.97)	12.26	(45.57)	18,430	2.20 (8)(9)	2.20	(0.18)	21
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (13)	5.45	24.23	29.43 (16)	42,388	2.25 (11)	2.25	(0.55)	23
10/1/19 to 9/30/20	16.64	(0.11)	—	2.45	2.34	(0.20)	—	(0.20)	—	2.14	18.78	14.07	33,524	2.27 (9)	2.27	(0.65)	48
Class I
10/1/23 to 9/30/24	$16.04	0.27	—	4.30	4.57	—	—	—	—	4.57	$20.61	28.49%	$923,484	1.20% (7)(9)(15)	1.19%	1.50%	19%
10/1/22 to 9/30/23	12.58	0.21	—	3.25	3.46	—	—	—	—	3.46	16.04	27.50	809,503	1.20	1.20	1.31	16
10/1/21 to 9/30/22	24.86	0.15	—	(10.51)	(10.36)	(0.53)	(1.39)	(1.92)	—	(12.28)	12.58	(45.04)	927,917	1.19 (8)(9)	1.19	0.76	21
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (13)	5.61	24.86	30.69 (16)	2,685,996	1.24 (9)(11)	1.24	0.49	23
10/1/19 to 9/30/20	17.03	0.06	—	2.53	2.59	(0.37)	—	(0.37)	—	2.22	19.25	15.28	1,705,562	1.28 (9)	1.28	0.35	48
Class R6
10/1/23 to 9/30/24	$16.08	0.29	—	4.31	4.60	—	—	—	—	4.60	$20.68	28.61%	$91,690	1.08% (7)(9)	1.08%	1.63%	19%
10/1/22 to 9/30/23	12.60	0.22	—	3.26	3.48	—	—	—	—	3.48	16.08	27.62	76,606	1.09	1.09	1.38	16
10/1/21 to 9/30/22	24.89	0.17	—	(10.52)	(10.35)	(0.55)	(1.39)	(1.94)	—	(12.29)	12.60	(44.97)	80,462	1.09 (8)(9)	1.09	0.86	21
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (13)	5.62	24.89	30.82 (16)	277,279	1.15 (9)(11)	1.15	0.65	23
10/1/19 to 9/30/20	17.05	0.11	—	2.50	2.61	(0.39)	—	(0.39)	—	2.22	19.27	15.35	75,086	1.18 (9)	1.18	0.65	48

SGA Emerging Markets Equity Fund
Class A
10/1/23 to 9/30/24	$7.00	0.01	—	0.52	0.53	—	—	—	—	0.53	$7.53	7.57%	$120,263	1.57% (7)(11)(17)	1.71%	0.17%	125% (18)
10/1/22 to 9/30/23	7.05	0.05	—	(0.10)	(0.05)	—	—	—	—	(0.05)	7.00	(0.71)	152,257	1.58	1.59	0.72	52
10/1/21 to 9/30/22	11.91	0.02	—	(2.55)	(2.53)	(0.10)	(2.23)	(2.33)	—	(4.86)	7.05	(26.30)	193,151	1.58 (8)	1.58	0.18	54
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
10/1/19 to 9/30/20	10.65	0.01	—	0.55	0.56	(0.16)	(0.04)	(0.20)	—	0.36	11.01	5.22	369,053	1.57	1.57	0.07	55
Class C
10/1/23 to 9/30/24	$6.59	(0.04)	—	0.49	0.45	—	—	—	—	0.45	$7.04	6.83%	$8,604	2.31% (7)(11)(17)	2.42%	(0.62) %	125% (18)
10/1/22 to 9/30/23	6.68	— (13)	—	(0.09)	(0.09)	—	—	—	—	(0.09)	6.59	(1.35)	17,208	2.27	2.28	(0.03)	52
10/1/21 to 9/30/22	11.46	(0.05)	—	(2.42)	(2.47)	(0.08)	(2.23)	(2.31)	—	(4.78)	6.68	(26.85)	31,378	2.28 (8)	2.28	(0.55)	54
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
10/1/19 to 9/30/20	10.27	(0.06)	—	0.52	0.46	(0.07)	(0.04)	(0.11)	—	0.35	10.62	4.49	99,139	2.25	2.25	(0.61)	55
Class I
10/1/23 to 9/30/24	$7.37	0.03	—	0.55	0.58	—	—	—	—	0.58	$7.95	7.87%	$537,937	1.29% (7)(11)(17)	1.35%	0.41%	125% (18)
10/1/22 to 9/30/23	7.40	0.08	—	(0.11)	(0.03)	—	—	—	—	(0.03)	7.37	(0.41)	942,601	1.24	1.25	1.04	52
10/1/21 to 9/30/22	12.35	0.04	—	(2.65)	(2.61)	(0.11)	(2.23)	(2.34)	—	(4.95)	7.40	(26.00)	1,572,456	1.24 (8)	1.24	0.46	54
10/1/20 to 9/30/21	11.41	— (13)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
10/1/19 to 9/30/20	11.03	0.04	—	0.58	0.62	(0.20)	(0.04)	(0.24)	—	0.38	11.41	5.57	5,178,655	1.26	1.26	0.38	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
28

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate(3)
SGA Emerging Markets Equity Fund (Continued)
Class R6
10/1/23 to 9/30/24	$7.44	0.05	—	0.56	0.61	—	—	—	—	0.61	$8.05	8.20%	$30,145	1.02% (7)(17)	1.25%	0.67%	125% (18)
10/1/22 to 9/30/23	7.45	0.10	—	(0.11)	(0.01)	—	—	—	—	(0.01)	7.44	(0.13)	45,302	0.97	1.16	1.30	52
10/1/21 to 9/30/22	12.40	0.07	—	(2.67)	(2.60)	(0.12)	(2.23)	(2.35)	—	(4.95)	7.45	(25.82)	99,619	1.00 (8)	1.16	0.74	54
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67
10/1/19 to 9/30/20	11.04	0.06	—	0.59	0.65	(0.21)	(0.04)	(0.25)	—	0.40	11.44	5.86	200,523	0.98	1.15	0.59	55

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	The share class is currently under its expense limitation.
(10)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(11)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(12)	Inception date.
(13)	Amount is less than $0.005 per share.
(14)	Portfolio turnover is representative of the Fund for the entire period.
(15)	See Note 3D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(16)	Payment from affiliate had no impact on total return.
(17)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.55% (Class A), 2.29% (Class C), 1.27% (Class I) and 1.00% (Class R6).
(18)	The Fund’s portfolio turnover rate increased substantially during the period due to a change in the Fund’s subadviser and associated repositioning.
See Notes to Financial Statements
29

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2024
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which 8 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the KAR Developing Markets Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I Shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of
30

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
31

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of September 30, 2024 none of the Funds were lending under the agreement with BNY.
32

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

	First $1 Billion	$1+ Billion
KAR Developing Markets Fund	1.00%	0.95%
KAR Emerging Markets Small-Cap Fund	1.20	1.15
SGA Emerging Markets Equity Fund	1.00	0.95

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65

	First $3 Billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:

Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
KAR Developing Markets Fund	KAR(2)
KAR Emerging Markets Small-Cap Fund	KAR(2)
KAR International Small-Mid Cap Fund	KAR(2)
SGA Emerging Markets Equity Fund	SGA(3)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus. Prior to March 8, 2024, Vontobel Asset Management, Inc., was the subadviser to the Fund.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

33

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A	N/A	N/A	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	1.15%	0.89
Duff & Phelps Real Asset Fund	0.50	1.25	0.25	0.20
Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	0.79
KAR Developing Markets Fund	1.50	2.25	1.25	1.20
KAR Emerging Markets Small-Cap Fund	1.79	2.53	1.50	1.40
KAR International Small-Mid Cap Fund	1.45	2.20	1.20	1.10
SGA Emerging Markets Equity Fund	1.48(1)	2.23(1)	1.23(1)	0.98
(1)	Effective December 27, 2023. For the period October 1, 2023 through December 26, 2023, there were no expense limitations in place for Class A shares, Class C shares or Class I shares.

The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:

	Expiration
Fund	2025	2026	2027	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ 7	$ 9	$ 26	$ 42
Duff & Phelps Global Real Estate Securities Fund
Class A	303	366	409	1,078
Class C	— (1)	2	1	3
Class I	46	45	25	116
Class R6	137	131	225	493
Duff & Phelps Real Asset Fund
Class A	—	37	45	82
Class C	—	2	2	4
Class I	—	27	28	55
Class R6	— (1)	2	4	6
Duff & Phelps Real Estate Securities Fund
Class R6	204	175	180	559
KAR Developing Markets Fund
Class A	3	3	4	10
Class C	3	2	3	8
Class I	3	4	5	12
Class R6	81	65	79	225
KAR Emerging Markets Small-Cap Fund
Class I	91	50	30	171
Class R6	— (1)	— (1)	— (1)	— (1)
KAR International Small-Mid Cap Fund
Class C	—	— (1)	2	2
SGA Emerging Markets Equity Fund
Class A	—	12	185	197
Class C	—	2	13	15
Class I	—	90	385	475
Class R6	226	153	77	456
(1)	Amount is less than $500 (not in thousands).
During the year ended September 30, 2024, the Adviser recaptured expenses previously waived for the following Funds:
34

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Infrastructure Fund	$—	$—	$—	$1	$1
Duff & Phelps Global Real Estate Securities Fund	—	—(1)	12	—	12
KAR Emerging Markets Small-Cap Fund	1	1	15	—(1)	17
KAR International Small-Mid Cap Fund	1	2	74	—	77
SGA Emerging Markets Equity Fund	—	—	2	—	2
(1)	Amount is less than $500 (not in thousands).
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2024, it retained net commissions of $11 for Class A shares and CDSC of $—(3) and $2 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.

(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.

(3) Amount is less than $500 (not in thousands).
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2024, the Funds incurred administration fees totaling $2,834 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2024, the Funds incurred transfer agent fees totaling $1,268 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At September 30, 2024, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	10,000	$91
Class C	10,000	90
Class I	10,000	91
Class R6	288,379	2,639
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the year ended September 30, 2024, is as follows:

35

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Value, beginning of period	Purchases(2)	Sales proceeds(3)	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds—75.7%
Equity Funds—72.8%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$4,357	$661	$360	$(15)	$1,050	$5,693	370,643	$123	$39
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	4,193	715	360	(35)	1,212	5,725	155,450	125	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	3,375	85	856	408	362	3,374	222,559	46(4)	—
Virtus Duff & Phelps Water Fund Institutional Shares	—	460	—	—	45	505	23,102	—	—
Fixed Income Fund—2.9%
Virtus Newfleet Senior Floating Rate Fund Class R6	991	64	450	16	(14)	607	69,840	63	—
Affiliated Exchange-Traded Fund—1.5%
Equity Fund—1.5%
Virtus Duff & Phelps Clean Energy ETF	—	277	—	—	38	315	15,900	1	—
Total	$12,916	$2,262	$2,026	$374	$2,693	$16,219		$358	$39
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the year ended September 30, 2024, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—1.1%
Union Auction PCL(5)	$9,472	$—	$—	$—	$(1,018)	$—	—	$675	$—
Vasta Platform Ltd.(6)	5,733	—	—	—	(2,073)	3,660	1,391,515	—	—
Total	$15,205	$—	$—	$—	$(3,091)	$3,660		$675	$—

36

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—12.0%
Baltic Classifieds Group plc	$70,478	$—	$14,950	$5,072	$41,845	$102,445	25,288,963	$905	$—
Brockhaus Technologies AG(7)	12,933	8,289	25,696	(3,183)	7,657	—	—	—	—
Mortgage Advice Bureau Holdings Ltd.(5)	23,314	—	15,461	4,599	2,996	—	—	1,020	—
oOh!media Ltd.	—	31,485	—	—	(4,772)	26,713	29,382,987	599	—
Total	$106,725	$39,774	$56,107	$6,488	$47,726	$129,158		$2,524	$—
Footnote Legend:
(1)	The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2024, the Fund was owner of record of less than 10% of all affiliated underlying funds.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital.
(4)	Includes return of capital dividend reclassification in the amount of $(27), relating to a prior year dividend.
(5)	Issuer is not an affiliated investment of the Fund at September 30, 2024.
(6)	Non-income producing.
(7)	Security was not an investment of the Fund at September 30, 2024.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2024.
J.	Trustee Fee
For the year ended September 30, 2024, the Funds incurred independent Trustee’s fees totaling $261 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2024, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$136,289	$80,675
Duff & Phelps Global Real Estate Securities Fund	163,853	161,284
Duff & Phelps Real Asset Fund	2,517	3,210
Duff & Phelps Real Estate Securities Fund	131,450	189,007
KAR Developing Markets Fund	688	777
KAR Emerging Markets Small-Cap Fund	88,822	69,550
KAR International Small-Mid Cap Fund	185,366	320,490
SGA Emerging Markets Equity Fund	1,014,814	1,532,787
There were no purchases or sales of long-term U.S. government and agency securities during the year ended September 30, 2024.
Note 5. Capital Share Transactions
(reported in thousands)
37

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	51	$681	101	$1,440	127	$4,066	144	$4,484
Reinvestment of distributions	48	660	220	3,038	8	240	3	101
Shares repurchased and cross class conversions	(448)	(6,054)	(395)	(5,523)	(134)	(4,371)	(265)	(8,240)
Net Increase / (Decrease)	(349)	$(4,713)	(74)	$(1,045)	1	$(65)	(118)	$(3,655)
Class C
Shares sold and cross class conversions	3	$37	5	$71	12	$367	19	$553
Reinvestment of distributions	2	36	24	337	1	37	—	—
Shares repurchased and cross class conversions	(78)	(1,040)	(100)	(1,417)	(53)	(1,618)	(60)	(1,760)
Net Increase / (Decrease)	(73)	$(967)	(71)	$(1,009)	(40)	$(1,214)	(41)	$(1,207)
Class I
Shares sold and cross class conversions	184	$2,463	355	$5,052	913	$28,237	2,353	$71,017
Reinvestment of distributions	49	682	283	3,900	134	4,224	68	2,014
Shares repurchased and cross class conversions	(1,095)	(14,521)	(798)	(11,104)	(2,545)	(79,961)	(4,758)	(142,595)
Net Increase / (Decrease)	(862)	$(11,376)	(160)	$(2,152)	(1,498)	$(47,500)	(2,337)	$(69,564)
Class R6
Shares sold and cross class conversions	6,235	$81,367	62	$869	2,441	$74,484	437	$13,299
Reinvestment of distributions	220	3,057	78	1,080	115	3,624	36	1,091
Shares repurchased and cross class conversions	(583)	(8,455)	(136)	(1,937)	(793)	(27,257)	(349)	(10,725)
Net Increase / (Decrease)	5,872	$75,969	4	$12	1,763	$50,851	124	$3,665

	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	18	$245	31	$393	498	$9,305	547	$10,587
Reinvestment of distributions	15	191	9	113	598	10,965	583	10,848
Shares repurchased and cross class conversions	(132)	(1,733)	(145)	(1,851)	(1,419)	(26,238)	(1,218)	(23,781)
Net Increase / (Decrease)	(99)	$(1,297)	(105)	$(1,345)	(323)	$(5,968)	(88)	$(2,346)
Class C
Shares sold and cross class conversions	—(1)	$5	9	$114	23	$426	22	$437
Reinvestment of distributions	—(1)	1	—(1)	1	20	365	21	390
Shares repurchased and cross class conversions	(14)	(190)	(48)	(606)	(66)	(1,225)	(74)	(1,451)
Net Increase / (Decrease)	(14)	$(184)	(39)	$(491)	(23)	$(434)	(31)	$(624)
38

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	142	$1,933	52	$676	1,530	$28,420	2,253	$43,360
Reinvestment of distributions	12	156	9	110	1,041	18,978	983	18,212
Shares repurchased and cross class conversions	(96)	(1,258)	(351)	(4,485)	(4,172)	(76,169)	(3,567)	(70,463)
Net Increase / (Decrease)	58	$831	(290)	$(3,699)	(1,601)	$(28,771)	(331)	$(8,891)
Class R6
Shares sold and cross class conversions	22	$310	87	$1,111	2,008	$37,167	1,614	$31,718
Reinvestment of distributions	2	23	—	—	706	12,989	618	11,509
Shares repurchased and cross class conversions	(24)	(301)	(1)	(17)	(2,101)	(39,114)	(1,591)	(31,009)
Net Increase / (Decrease)	—(1)	$32	86	$1,094	613	$11,042	641	$12,218

	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	5	$44	—(1)	$2	792	$12,023	869	$10,974
Reinvestment of distributions	—(1)	—(2)	—(1)	—(2)	—	—	—	—
Shares repurchased and cross class conversions	(—) (1)	(2)	—	—	(863)	(12,705)	(1,399)	(17,353)
Net Increase / (Decrease)	5	$42	—(1)	$2	(71)	$(682)	(530)	$(6,379)
Class C
Shares sold and cross class conversions	—(1)	$—(2)	—	$—	32	$463	211	$2,478
Shares repurchased and cross class conversions	—	—	—	—	(54)	(784)	(58)	(721)
Net Increase / (Decrease)	—(1)	$—(2)	—	$—	(22)	$(321)	153	$1,757
Class I
Shares sold and cross class conversions	—	$—	7	$50	5,237	$78,050	5,896	$74,697
Reinvestment of distributions	—(1)	2	—(1)	1	—	—	—	—
Shares repurchased and cross class conversions	—	—	(—) (1)	(2)	(4,048)	(59,706)	(6,080)	(76,386)
Net Increase / (Decrease)	—(1)	$2	7	$49	1,189	$18,344	(184)	$(1,689)
Class R6
Shares sold and cross class conversions	—(1)	$1	1	$4	8	$132	32	$439
Reinvestment of distributions	1	7	1	4	—	—	—	—
Shares repurchased and cross class conversions	(19)	(155)	(19)	(140)	(14)	(216)	(3)	(47)
Net Increase / (Decrease)	(18)	$(147)	(17)	$(132)	(6)	$(84)	29	$392

39

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
	KAR International Small-Mid Cap Fund				SGA Emerging Markets Equity Fund
	Year Ended September 30, 2024		Year Ended September 30, 2023		Year Ended September 30, 2024		Year Ended September 30, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	658	$11,898	479	$7,538	3,155	$21,949	4,343	$32,034
Shares repurchased and cross class conversions	(1,109)	(19,758)	(1,250)	(19,467)	(8,943)	(62,658)	(9,989)	(73,260)
Net Increase / (Decrease)	(451)	$(7,860)	(771)	$(11,929)	(5,788)	$(40,709)	(5,646)	$(41,226)
Class C
Shares sold and cross class conversions	27	$468	46	$708	74	$480	123	$862
Shares repurchased and cross class conversions	(336)	(5,834)	(398)	(5,851)	(1,463)	(9,643)	(2,207)	(15,337)
Net Increase / (Decrease)	(309)	$(5,366)	(352)	$(5,143)	(1,389)	$(9,163)	(2,084)	$(14,475)
Class I
Shares sold and cross class conversions	9,090	$162,726	14,579	$226,815	23,674	$173,800	46,301	$362,681
Shares repurchased and cross class conversions	(14,745)	(263,341)	(37,854)	(569,061)	(83,920)	(621,482)	(130,971)	(1,005,939)
Net Increase / (Decrease)	(5,655)	$(100,615)	(23,275)	$(342,246)	(60,246)	$(447,682)	(84,670)	$(643,258)
Class R6
Shares sold and cross class conversions	529	$9,468	1,046	$16,133	1,345	$10,075	3,652	$27,923
Shares repurchased and cross class conversions	(860)	(15,804)	(2,667)	(39,797)	(3,691)	(27,783)	(10,936)	(85,004)
Net Increase / (Decrease)	(331)	$(6,336)	(1,621)	$(23,664)	(2,346)	$(17,708)	(7,284)	$(57,081)
(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of September 30, 2024, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	60%	1
Duff & Phelps Global Real Estate Securities Fund	53	3
Duff & Phelps Real Asset Fund	26	2
Duff & Phelps Real Estate Securities Fund	11	1
KAR Developing Markets Fund	80	1*
KAR Emerging Markets Small-Cap Fund	60	4
KAR International Small-Mid Cap Fund	55	4
SGA Emerging Markets Equity Fund	44	1
*	Includes affiliated shareholder account(s).
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of
40

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2024, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	48%
Duff & Phelps Global Infrastructure Fund	Industrials	28
KAR Emerging Markets Small-Cap Fund	Industrials	25
KAR International Small-Mid Cap Fund	Communication Services	25
SGA Emerging Markets Equity Fund	Consumer Staples	26
SGA Emerging Markets Equity Fund	Financials	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2024, the Funds did not hold any securities that were restricted.
41

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, and as amended, the Funds and certain other affiliated funds entered into a $250,000 unsecured line of credit agreement (“Credit Agreement”), with a commercial bank. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (“SOFR”) or the Fed Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2024, are included in the “interest expense and/or commitment fees” line on the Statements of Operations. At September 30, 2024, the Funds did not have outstanding borrowings.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Global Real Estate Securities Fund	$—(1)	$2,800	6.42%	1
SGA Emerging Markets Equity Fund	73	11,308	6.41	36
(1)	Amount is less than $500 (not in thousands).
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 127,852	$ 20,298	$ (711)	$ 19,587
Duff & Phelps Global Real Estate Securities Fund	306,486	103,393	(9,507)	93,886
Duff & Phelps Real Asset Fund	22,848	7,438	(9,489)	(2,051)
Duff & Phelps Real Estate Securities Fund	242,004	154,961	(4,141)	150,820
KAR Developing Markets Fund	2,792	595	(274)	321
KAR Emerging Markets Small-Cap Fund	303,280	79,589	(40,082)	39,507
KAR International Small-Mid Cap Fund	878,819	280,374	(107,258)	173,116
SGA Emerging Markets Equity Fund	635,383	103,981	(48,982)	54,999
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2024, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps Global Real Estate Securities Fund	$7,613	$31,387
Duff & Phelps Real Asset Fund	12,813	1,386
KAR Developing Markets Fund	196	271
KAR International Small-Mid Cap Fund	192,165	149,167
SGA Emerging Markets Equity Fund	291,836	164,525
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Duff & Phelps Global Infrastructure Fund	$2,444	$1,670	$ —	$ —	$ —
Duff & Phelps Global Real Estate Securities Fund	9,142	—	—	9,936	39,000
42

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2024
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Duff & Phelps Real Asset Fund	$302	$—	$—	$144	$14,199
Duff & Phelps Real Estate Securities Fund	4,048	18,211	—	—	—
KAR Developing Markets Fund	43	—	—	107	467
KAR Emerging Markets Small-Cap Fund	4,799	406	—	—	—
KAR International Small-Mid Cap Fund	18,016	—	—	8,100	341,332
SGA Emerging Markets Equity Fund	—	—	31	7,408	456,361
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended September 30, 2024 and 2023 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Duff & Phelps Global Infrastructure Fund
9/30/24	$ 3,338	$ 1,147	$4,485
9/30/23	1,807	6,800	8,607
Duff & Phelps Global Real Estate Securities Fund
9/30/24	8,275	—	8,275
9/30/23	3,250	—	3,250
Duff & Phelps Real Asset Fund
9/30/24	400	—	400
9/30/23	240	—	240
Duff & Phelps Real Estate Securities Fund
9/30/24	8,230	36,000	44,230
9/30/23	7,450	34,340	41,790
KAR Developing Markets Fund
9/30/24	65	—	65
9/30/23	28	—	28
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, and Virtus SGA Emerging Markets Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, and Virtus SGA Emerging Markets Equity Fund (eight of the funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, and statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2024
We have served as the auditor of one or more investment companies in Virtus Mutual Funds since at least 1977. We have not been able to determine the specific year we began serving as auditor.
44

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2024
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2025, the Funds will notify applicable shareholders of amounts for use in preparing 2024 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2024, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified REIT Dividend Income % (non-corporate shareholders)	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Duff & Phelps Global Infrastructure Fund	0.00%	79.77%	37.52%	$ 1,670
Duff & Phelps Global Real Estate Securities Fund	66.64	33.36	0.00	—
Duff & Phelps Real Asset Fund	0.00	57.05	34.72	—
Duff & Phelps Real Estate Securities Fund	72.94	0.00	0.00	22,802
KAR Developing Markets Fund	0.00	80.45	0.00	—
KAR Emerging Markets Small-Cap Fund	0.00	80.86	0.00	406
KAR International Small-Mid Cap Fund	0.00	100.00	0.00	—
SGA Emerging Markets Equity Fund	0.00	0.00	0.00	—
For the fiscal year ended September 30, 2024, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Duff & Phelps Real Asset Fund	$ 26	$ 2
KAR Developing Markets Fund	96	11
KAR Emerging Markets Small-Cap Fund	10,205	2,566
KAR International Small-Mid Cap Fund	27,232	2,139
45

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8637	11-24

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7a.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/24

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	11/26/24

*	Print the name and title of each signing officer under his or her signature.